UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE® Select Advisors Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS Government Money Market Investments Fund Class P - PCEXX

PACE® Mortgage-Backed Securities Fixed Income Investments Class A - PFXAX

PACE® Mortgage-Backed Securities Fixed Income Investments Class P - PCGTX

PACE® Intermediate Fixed Income Investments Class A - PIFAX

PACE® Intermediate Fixed Income Investments Class P - PCIFX

PACE® Strategic Fixed Income Investments Class A - PBNAX

PACE® Strategic Fixed Income Investments Class P - PCSIX

PACE® Municipal Fixed Income Investments Class A - PMUAX

PACE® Municipal Fixed Income Investments Class P - PCMNX

PACE® Global Fixed Income Investments Class A - PWFAX

PACE® Global Fixed Income Investments Class P - PCGLX

PACE® High Yield Investments Class A - PHIAX

PACE® High Yield Investments Class P - PHYPX

PACE® High Yield Investments Class P2 - PHDTX

PACE® Large Co Value Equity Investments Class A - PCPAX

PACE® Large Co Value Equity Investments Class P - PCLVX

PACE® Large Co Growth Equity Investments Class A - PLAAX

PACE® Large Co Growth Equity Investments Class P - PCLCX

PACE® Small/Medium Co Value Equity Investments Class A - PEVAX

PACE® Small/Medium Co Value Equity Investments Class P - PCSVX

PACE® Small/Medium Co Growth Equity Investments Class A - PQUAX

PACE® Small/Medium Co Growth Equity Investments Class P - PCSGX

PACE® International Equity Investments Class A - PWGAX

PACE® International Equity Investments Class P - PCIEX

PACE® International Equity Investments Class P2 - PWITX

PACE® International Emerging Markets Equity Investments Class A - PWEAX

PACE® International Emerging Markets Equity Investments Class P - PCEMX

PACE® International Emerging Markets Equity Investments Class P2 - PWETX

PACE® Global Real Estate Securities Investments Class A - PREAX

PACE® Global Real Estate Securities Investments Class P - PREQX

PACE® Alternative Strategies Investments Class A - PASIX

PACE® Alternative Strategies Investments Class P - PASPX

PACE® Alternative Strategies Investments Class P2 - PAPTX

Semi-Annual Shareholder Report

January 31, 2025

UBS Government Money Market Investments Fund

Class P

PCEXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.15%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,847,937,634
# of Portfolio Holdings	62

What is the Fund’s investment objective?

Current income consistent with preservation of capital and liquidity.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp.,State Street Bank & Trust Co. Repurchase Agreement, 4.340%, due 02/03/25	29.6%
U.S. Treasury Floating Rate Notes, 4.485%, due 02/04/25	3.3
U.S. Treasury Floating Rate Notes, 4.390%, due 02/04/25	2.8
Goldman Sachs & Co. Repurchase Agreement, 4.340%, due 02/03/25	2.6
Federal Farm Credit Banks Funding Corp., 4.480%, due 02/03/25	2.3

UBS Government Money Market Investments Fund

Class P

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	5.8%
Repurchase agreements	32.2%
U.S. Treasury obligations	62.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Government Money Market Investments Fund

S1918

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

PFXAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$174,172,762
# of Portfolio Holdings	1,088
Portfolio Turnover Rate	508%

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	23.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.9
Government National Mortgage Association, TBA, 3.000%	10.9
Government National Mortgage Association, TBA, 2.000%	7.7
Uniform Mortgage-Backed Security, TBA, 2.500%	7.7

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term U.S. treasury obligations	1.0%
Investment companies	1.3%
Asset-backed securities	9.5%
Mortgage-backed securities	18.0%
U.S. government agency obligations	176.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1888

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

PCGTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.72%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$174,172,762
# of Portfolio Holdings	1,088
Portfolio Turnover Rate	508%

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	23.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.9
Government National Mortgage Association, TBA, 3.000%	10.9
Government National Mortgage Association, TBA, 2.000%	7.7
Uniform Mortgage-Backed Security, TBA, 2.500%	7.7

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term U.S. treasury obligations	1.0%
Investment companies	1.3%
Asset-backed securities	9.5%
Mortgage-backed securities	18.0%
U.S. government agency obligations	176.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1889

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Intermediate Fixed Income Investments

Class A

PIFAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$200,298,301
# of Portfolio Holdings	245
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.500%, due 09/30/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Credit Acceptance Auto Loan Trust, Class C, 8.450%, due 02/15/33	1.2
SBA Tower Trust, 6.599%, due 01/15/28	1.2

PACE® Intermediate Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. Treasury obligations	6.4%
Mortgage-backed securities	10.8%
Loan assignments	13.6%
Asset-backed securities	21.7%
Corporate bonds	41.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1890

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Intermediate Fixed Income Investments

Class P

PCIFX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.61%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$200,298,301
# of Portfolio Holdings	245
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.500%, due 09/30/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Credit Acceptance Auto Loan Trust, Class C, 8.450%, due 02/15/33	1.2
SBA Tower Trust, 6.599%, due 01/15/28	1.2

PACE® Intermediate Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. Treasury obligations	6.4%
Mortgage-backed securities	10.8%
Loan assignments	13.6%
Asset-backed securities	21.7%
Corporate bonds	41.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1891

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Strategic Fixed Income Investments

Class A

PBNAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$422,233,059
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	130%

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.250%, due 05/15/42	2.0%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.9
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
U.S. Treasury Notes, 3.500%, due 09/30/29	1.5
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

PACE® Strategic Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.2%
Mortgage-backed securities	10.8%
U.S. Treasury obligations	12.0%
Asset-backed securities	15.5%
Corporate bonds	44.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1908

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Strategic Fixed Income Investments

Class P

PCSIX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$422,233,059
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	130%

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.250%, due 05/15/42	2.0%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.9
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
U.S. Treasury Notes, 3.500%, due 09/30/29	1.5
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

PACE® Strategic Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.2%
Mortgage-backed securities	10.8%
U.S. Treasury obligations	12.0%
Asset-backed securities	15.5%
Corporate bonds	44.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1909

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Municipal Fixed Income Investments

Class A

PMUAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$168,354,194
# of Portfolio Holdings	108
Portfolio Turnover Rate	3%

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.7%
Indiana Finance Authority, Indiana University Health, Inc., 2.250%, due 12/01/58	3.1
Michigan State Strategic Fund Improvement Project, 5.000%, due 06/30/32	2.0
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.0
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7

PACE® Municipal Fixed Income Investments

Class A

Top 5 States (% of Net Assets)

Value	Value
Indiana	6.2%
New York	7.3%
Illinois	9.1%
Pennsylvania	10.1%
Texas	11.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1902

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Municipal Fixed Income Investments

Class P

PCMNX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.57%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$168,354,194
# of Portfolio Holdings	108
Portfolio Turnover Rate	3%

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.7%
Indiana Finance Authority, Indiana University Health, Inc., 2.250%, due 12/01/58	3.1
Michigan State Strategic Fund Improvement Project, 5.000%, due 06/30/32	2.0
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.0
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7

PACE® Municipal Fixed Income Investments

Class P

Top 5 States (% of Net Assets)

Value	Value
Indiana	6.2%
New York	7.3%
Illinois	9.1%
Pennsylvania	10.1%
Texas	11.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1903

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Global Fixed Income Investments

Class A

PWFAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$169,446,587
# of Portfolio Holdings	420
Portfolio Turnover Rate	62%

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

China Government Bonds, 2.120%, due 06/25/31	5.0%
China Government Bonds, 2.280%, due 03/25/31	4.2
U.S. Treasury Notes, 4.250%, due 12/31/26	3.0
Federal National Mortgage Association, 3.500%, due 04/01/52	2.2
Federal Home Loan Mortgage Corp., 5.500%, due 05/01/53	2.1

PACE® Global Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Mortgage-backed securities	2.6%
U.S. Treasury obligations	4.7%
U.S. government agency obligations	15.4%
Non-U.S. government agency obligations	35.2%
Corporate bonds	36.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1886

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Global Fixed Income Investments

Class P

PCGLX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$42	0.84%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$169,446,587
# of Portfolio Holdings	420
Portfolio Turnover Rate	62%

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

China Government Bonds, 2.120%, due 06/25/31	5.0%
China Government Bonds, 2.280%, due 03/25/31	4.2
U.S. Treasury Notes, 4.250%, due 12/31/26	3.0
Federal National Mortgage Association, 3.500%, due 04/01/52	2.2
Federal Home Loan Mortgage Corp., 5.500%, due 05/01/53	2.1

PACE® Global Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Mortgage-backed securities	2.6%
U.S. Treasury obligations	4.7%
U.S. government agency obligations	15.4%
Non-U.S. government agency obligations	35.2%
Corporate bonds	36.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1887

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® High Yield Investments

Class A

PHIAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.06%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

PACE® High Yield Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1913

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® High Yield Investments

Class P

PHYPX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

PACE® High Yield Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1914

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® High Yield Investments

Class P2

PHDTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$29	0.57%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$178,030,587
# of Portfolio Holdings	1,485
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Samarco Mineracao SA, 9.000%, due 06/30/31	0.4
Cloud Software Group, Inc., 9.000%, due 09/30/29	0.4

PACE® High Yield Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	10.0%
Financial	12.3%
Communications	12.7%
Energy	15.2%
Consumer Staples	30.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1915

Class P2

Semi-Annual Shareholder Report

January 31, 2025

PACE® Large Co Value Equity Investments

Class A

PCPAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$782,971,172
# of Portfolio Holdings	124
Portfolio Turnover Rate	26%

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	3.8%
Alphabet, Inc., Class A	2.5
Citigroup, Inc.	2.3
American International Group, Inc.	2.2
Bank of New York Mellon Corp.	2.2

PACE® Large Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	6.9%
Information Technology	8.1%
Industrials	9.4%
Health Care	15.8%
Financials	27.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1900

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Large Co Value Equity Investments

Class P

PCLVX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.89%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$782,971,172
# of Portfolio Holdings	124
Portfolio Turnover Rate	26%

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	3.8%
Alphabet, Inc., Class A	2.5
Citigroup, Inc.	2.3
American International Group, Inc.	2.2
Bank of New York Mellon Corp.	2.2

PACE® Large Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	6.9%
Information Technology	8.1%
Industrials	9.4%
Health Care	15.8%
Financials	27.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1901

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Large Co Growth Equity Investments

Class A

PLAAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.13%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$818,913,372
# of Portfolio Holdings	103
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Amazon.com, Inc.	8.1%
Microsoft Corp.	6.7
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class C	5.0
Apple, Inc.	4.5

PACE® Large Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	11.0%
Financials	12.1%
Communication Services	15.1%
Consumer Discretionary	16.5%
Information Technology	31.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1898

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Large Co Growth Equity Investments

Class P

PCLCX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.88%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$818,913,372
# of Portfolio Holdings	103
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Amazon.com, Inc.	8.1%
Microsoft Corp.	6.7
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class C	5.0
Apple, Inc.	4.5

PACE® Large Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	11.0%
Financials	12.1%
Communication Services	15.1%
Consumer Discretionary	16.5%
Information Technology	31.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1899

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Small/Medium Co Value Equity Investments

Class A

PEVAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$278,339,076
# of Portfolio Holdings	180
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

UGI Corp.	1.5%
Capri Holdings Ltd.	1.5
Alcoa Corp.	1.4
First American Financial Corp.	1.2
Amdocs Ltd.	1.1

PACE® Small/Medium Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Information Technology	8.5%
Consumer Discretionary	15.4%
Financials	17.6%
Industrials	24.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1906

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Small/Medium Co Value Equity Investments

Class P

PCSVX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.04%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$278,339,076
# of Portfolio Holdings	180
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

UGI Corp.	1.5%
Capri Holdings Ltd.	1.5
Alcoa Corp.	1.4
First American Financial Corp.	1.2
Amdocs Ltd.	1.1

PACE® Small/Medium Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Information Technology	8.5%
Consumer Discretionary	15.4%
Financials	17.6%
Industrials	24.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1907

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Small/Medium Co Growth Equity Investments

Class A

PQUAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.26%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$276,811,291
# of Portfolio Holdings	345
Portfolio Turnover Rate	30%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Grand Canyon Education, Inc.	2.0%
Freshpet, Inc.	2.0
Kinsale Capital Group, Inc.	1.6
Globant SA	1.6
SPS Commerce, Inc.	1.5

PACE® Small/Medium Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.9%
Consumer Discretionary	11.6%
Industrials	19.7%
Health Care	24.0%
Information Technology	26.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1904

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Small/Medium Co Growth Equity Investments

Class P

PCSGX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	1.08%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$276,811,291
# of Portfolio Holdings	345
Portfolio Turnover Rate	30%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Grand Canyon Education, Inc.	2.0%
Freshpet, Inc.	2.0
Kinsale Capital Group, Inc.	1.6
Globant SA	1.6
SPS Commerce, Inc.	1.5

PACE® Small/Medium Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.9%
Consumer Discretionary	11.6%
Industrials	19.7%
Health Care	24.0%
Information Technology	26.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1905

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Equity Investments

Class A

PWGAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

PACE® International Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1895

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Equity Investments

Class P

PCIEX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

PACE® International Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1896

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Equity Investments

Class P2

PWITX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$21	0.42%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$675,893,047
# of Portfolio Holdings	394
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

DBS Group Holdings Ltd.	1.6%
United Overseas Bank Ltd.	1.5
Novartis AG	1.4
Nestle SA	1.3
Shell PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
DSV AS	(0.5)
Zealand Pharma AS	(0.3)
EQT AB	(0.3)
FUJIFILM Holdings Corp.	(0.3)

PACE® International Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.7%
Health Care	12.5%
Information Technology	13.5%
Financials	23.0%
Industrials	23.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1897

Class P2

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Emerging Markets Equity Investments

Class A

PWEAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.45%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

PACE® International Emerging Markets Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1892

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Emerging Markets Equity Investments

Class P

PCEMX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$61	1.20%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

PACE® International Emerging Markets Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1893

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® International Emerging Markets Equity Investments

Class P2

PWETX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$47	0.91%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$395,845,879
# of Portfolio Holdings	169
Portfolio Turnover Rate	32%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.4
MediaTek, Inc.	1.9
Samsung Electronics Co. Ltd.	1.8

PACE® International Emerging Markets Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.3%
Communication Services	9.7%
Consumer Discretionary	15.4%
Information Technology	21.0%
Financials	24.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1894

Class P2

Semi-Annual Shareholder Report

January 31, 2025

PACE® Global Real Estate Securities Investments

Class A

PREAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$56,068,628
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	8.8%
Equinix, Inc.	5.5
Goodman Group	4.5
Digital Realty Trust, Inc.	3.6
Ventas, Inc.	3.6

PACE® Global Real Estate Securities Investments

Class A

Top 5 Countries (% of Net Assets)

Value	Value
Germany	2.1%
Japan	4.9%
United Kingdom	6.0%
Australia	7.5%
United States	78.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1916

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Global Real Estate Securities Investments

Class P

PREQX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.20%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$56,068,628
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	8.8%
Equinix, Inc.	5.5
Goodman Group	4.5
Digital Realty Trust, Inc.	3.6
Ventas, Inc.	3.6

PACE® Global Real Estate Securities Investments

Class P

Top 5 Countries (% of Net Assets)

Value	Value
Germany	2.1%
Japan	4.9%
United Kingdom	6.0%
Australia	7.5%
United States	78.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1917

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Alternative Strategies Investments

Class A

PASIX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.83%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

PACE® Alternative Strategies Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1910

Class A

Semi-Annual Shareholder Report

January 31, 2025

PACE® Alternative Strategies Investments

Class P

PASPX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$81	1.58%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

PACE® Alternative Strategies Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1911

Class P

Semi-Annual Shareholder Report

January 31, 2025

PACE® Alternative Strategies Investments

Class P2

PAPTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	1.19%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$324,857,432
# of Portfolio Holdings	2,214
Portfolio Turnover Rate	282%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	4.8%
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.5
U.S. Treasury Notes, 4.000%, due 10/31/29	1.0
CRH PLC	0.9

Top 5 Short Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	(1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(1.0)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
iShares Russell 2000 ETF	(0.8)
HubSpot, Inc.	(0.7)

PACE® Alternative Strategies Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	5.7%
Technology	6.2%
Consumer Staples	7.7%
Consumer Discretionary	7.7%
Industrials	9.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1912

Class P2

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

PACE® Select Advisors Trust

Semiannual Financial Statements | January 31, 2025

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—5.8%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.120%,4.480%, due 02/03/25[1]	$65,500,000	$65,500,000
1 day USD SOFR + 0.155%, 4.515%, due 02/03/25[1]	22,000,000	22,000,000
1 day USD SOFR + 0.160%, 4.520%, due 02/03/25[1]	26,000,000	26,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.120%, 4.480%, due 02/03/25[1]	7,000,000	7,000,000
1 day USD SOFR + 0.125%, 4.485%, due 02/03/25[1]	12,000,000	12,000,000
1 day USD SOFR + 0.155%, 4.515%, due 02/03/25[1]	12,000,000	12,000,000
1 day USD SOFR + 0.160%, 4.520%, due 02/03/25[1]	22,000,000	22,000,000
Total U.S. government agency obligations (cost—$166,500,000)		166,500,000
U.S. Treasury obligations—62.5%
U.S. Treasury Bills 4.299% due 05/01/25[2]	59,000,000	58,388,113
4.308% due 05/13/25[2]	44,000,000	43,482,768
4.309% due 04/10/25[2]	44,000,000	43,650,518
4.313% due 05/06/25[2]	44,000,000	43,518,041
4.320% due 04/24/25[2]	52,000,000	51,500,757
4.324% due 05/27/25[2]	52,000,000	51,301,503
4.329% due 05/20/25[2]	52,000,000	51,343,240
4.330% due 04/17/25[2]	44,000,000	43,612,708
4.335% due 04/03/25[2]	44,000,000	43,684,630
4.339% due 04/22/25[2]	44,000,000	43,587,378
4.346% due 03/27/25[2]	44,000,000	43,720,160
4.348% due 05/15/25[2]	15,000,000	14,819,321
4.350% due 04/29/25[2]	44,000,000	43,550,210
4.356% due 03/20/25[2]	44,000,000	43,755,861
4.360% due 04/15/25[2]	43,000,000	42,630,295
4.367% due 04/03/25[2]	14,000,000	13,900,011
4.370% due 02/04/25[2]	29,000,000	28,989,342
4.408% due 03/13/25[2]	44,000,000	43,789,778
4.414% due 05/08/25[2]	14,000,000	13,840,960
4.416% due 03/06/25[2]	43,000,000	42,826,567
4.425% due 03/27/25[2]	14,000,000	13,910,330
4.425% due 04/17/25[2]	29,000,000	28,742,021
4.438% due 04/08/25[2]	44,000,000	43,651,923
4.450% due 05/15/25[2]	14,000,000	13,827,641
4.462% due 04/10/25[2]	29,000,000	28,764,182
4.467% due 04/24/25[2]	29,000,000	28,715,301
4.467% due 05/22/25[2]	10,000,000	9,868,306
4.483% due 05/01/25[2]	29,000,000	28,689,921
4.496% due 03/18/25[2]	44,000,000	43,759,650
4.506% due 03/25/25[2]	43,000,000	42,727,953
4.517% due 04/01/25[2]	43,000,000	42,690,627
4.526% due 02/27/25[2]	43,000,000	42,862,890
4.532% due 02/13/25[2]	44,000,000	43,935,173
4.532% due 02/20/25[2]	29,000,000	28,932,349
4.537% due 03/11/25[2]	15,000,000	14,930,175
4.548% due 02/18/25[2]	29,000,000	28,939,470
4.553% due 02/06/25[2]	29,000,000	28,982,117
	Face amount	Value
U.S. Treasury obligations—(concluded)
4.558% due 02/11/25[2]	$29,000,000	$28,964,314
4.558% due 03/04/25[2]	28,000,000	27,893,188
4.573% due 03/20/25[2]	14,000,000	13,919,395
4.574% due 02/25/25[2]	29,000,000	28,914,063
4.701% due 03/13/25[2]	14,000,000	13,929,533
4.881% due 02/06/25[2]	28,000,000	27,981,722
4.982% due 02/13/25[2]	22,000,000	21,964,837
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.098%, 4.338% due 02/04/25[1]	15,000,000	15,000,000
3 mo. Treasury money market yield + 0.150%, 4.390% due 02/04/25[1]	79,000,000	79,001,093
3 mo. Treasury money market yield + 0.182%, 4.422% due 02/04/25[1]	42,000,000	41,977,908
3 mo. Treasury money market yield + 0.205%, 4.445% due 02/04/25[1]	65,000,000	65,035,848
3 mo. Treasury money market yield + 0.245%, 4.485% due 02/04/25[1]	95,000,000	95,022,952
Total U.S. Treasury obligations (cost—$1,779,427,043)		1,779,427,043
Repurchase agreements—32.2%
Repurchase agreement dated 01/31/25 with Goldman Sachs & Co., 4.340% due 02/03/25, collateralized by $84,539,200 U.S. Treasury Notes, 2.750% due 08/15/32; (value—$76,500,036); proceeds: $75,027,125	75,000,000	75,000,000
Repurchase agreement dated 01/31/25 with Fixed Income Clearing Corp., 4.340% due 02/03/25, collateralized by $846,896,800 U.S. Treasury Notes, zero coupon to 4.125% due 01/31/27 to 02/15/27; (value—$858,668,816); proceeds: $842,136,463	841,832,000	841,832,000
Total repurchase agreements (cost—$916,832,000)		916,832,000
Total investments (cost—$2,862,759,043 which approximates cost for federal income tax purposes)—100.5%		2,862,759,043
Liabilities in excess of other assets—(0.5)%		(14,821,409)
Net assets—100.0%		$2,847,937,634

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$166,500,000	$—	$166,500,000
U.S. Treasury obligations	—	1,779,427,043	—	1,779,427,043
Repurchase agreements	—	916,832,000	—	916,832,000
Total	$—	$2,862,759,043	$—	$2,862,759,043

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—9.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD Term SOFR + 1.224%, 5.535%, due 03/25/35[1]	$128,488	$126,061
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD Term SOFR + 1.114%, 5.425%, due 10/25/34[1]	70,978	70,130
Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class A, 3 mo. USD Term SOFR + 1.700%, 5.993%, due 04/20/37[1,2]	500,000	503,484
Apex Credit CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.800%, 6.093%, due 04/20/36[1,2]	500,000	504,800
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.314%, 5.625%, due 08/25/34[1]	1,123,546	1,124,563
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD Term SOFR + 0.754%, 5.065%, due 08/25/32[1]	114,709	112,029
Series 2002-4, Class 2A1, 1 mo. USD Term SOFR + 0.854%, 5.165%, due 10/25/32[1]	4,716	4,623
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD Term SOFR + 0.614%, 4.925%, due 07/25/34[1]	54,506	53,399
Countrywide Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1 mo. USD Term SOFR + 0.834%, 5.145%, due 07/25/34[1]	17,522	17,762
Series 2004-6, Class M1, 1 mo. USD Term SOFR + 1.014%, 5.325%, due 10/25/34[1]	36,516	36,409
Diameter Capital CLO 6 Ltd., Series 2024-6A, Class A1, 3 mo. USD Term SOFR + 1.610%, 5.912%, due 04/15/37[1,2]	700,000	703,426
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD Term SOFR + 1.614%, 5.925%, due 08/25/40[1,2]	45,190	45,269
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD Term SOFR + 0.284%, 4.595%, due 04/25/37[1,2]	1,014,368	930,185
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.352%, 5.654%, due 07/15/31[1,2]	1,069,346	1,071,014
	Face amount	Value
Asset-backed securities—(continued)
Generate CLO 3 Ltd., Series 3A, Class A2R, 3 mo. USD Term SOFR + 1.830%, 6.123%, due 10/20/36[1,2]	$700,000	$706,159
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, IO, 1.086%, due 04/25/38[1,2,3,4]	4,306,181	86,089
KKR CLO 28 Ltd., Series 28A, Class AR, 3 mo. USD Term SOFR + 1.440%, 5.748%, due 02/09/35[1,2]	500,000	500,457
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180%, 5.473%, due 10/18/30[1,2]	1,608,327	1,611,383
Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 3 mo. USD Term SOFR + 1.380%, 5.673%, due 01/20/33[1,2]	399,764	400,360
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD Term SOFR + 0.294%, 4.605%, due 04/25/37[1]	43,978	24,524
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo. USD Term SOFR + 1.320%, 5.613%, due 04/20/35[1,2]	150,000	150,300
PRET LLC, Series 2021-RN2, Class A1, 4.744%, due 07/25/51[1,2]	2,952,601	2,936,514
Series 2022-RN1, Class A1, 3.721%, due 07/25/51[1,2]	1,111,320	1,110,155
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD Term SOFR + 0.994%, 3.537%, due 08/25/33[1]	91,927	83,868
Saxon Asset Securities Trust, Series 2005-3, Class M3, 1 mo. USD Term SOFR + 0.864%, 0.381%, due 11/25/35[1]	237,934	234,308
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD Term SOFR + 0.314%, 4.625%, due 06/25/37[1]	512,560	341,094
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD Term SOFR + 0.804%, 5.115%, due 09/25/35[1]	728,121	684,358
Sycamore Tree CLO Ltd., Series 2023-2A, Class AR, 3 mo. USD Term SOFR + 1.680%, 5.973%, due 01/20/37[1,2]	400,000	403,359
TCW CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.600%, 5.908%, due 01/16/37[1,2]	500,000	503,105

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 3 mo. USD Term SOFR + 1.370%, 5.670%, due 04/25/33[1,2]	$500,000	$502,045
Venture 33 CLO Ltd., Series 2018-33A, Class A1LR, 3 mo. USD Term SOFR + 1.322%, 5.624%, due 07/15/31[1,2]	294,559	295,614
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD Term SOFR + 1.392%, 5.685%, due 04/20/32[1,2]	672,172	673,614
Total asset-backed securities (cost—$16,456,637)		16,550,460
Mortgage-backed securities—18.0%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 5.219%, due 11/25/35[1]	240,321	167,654
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 4.555%, due 03/26/37[1,2]	48,408	38,887
Series 2013-RR1, Class 3A4, 6.000%, due 10/26/37[1,2]	122,227	81,723
Bear Stearns ARM Trust, Series 2002-11, Class 1A2, 3.250%, due 02/25/33[1]	1,196	928
Series 2004-2, Class 12A2, 4.385%, due 05/25/34[1]	18,416	16,819
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[1]	286,564	281,838
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[1]	92,312	101,699
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.705%, due 01/25/35[1,2]	7,462	7,097
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 4.482%, due 05/19/33[1]	2,412	2,199
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	23,859	8,468
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ45, Class A2, 4.660%, due 01/25/31	600,000	593,967
Federal Home Loan Mortgage Corp. REMICS, Series 4255, Class SN, (2.667)* 30 day USD SOFR Average + 11.961%, 0.000%, due 05/15/35[1]	271,406	253,334
Series 4265, Class ES, (3.200)* 30 day USD SOFR Average + 13.394%, 0.000%, due 11/15/43[1]	828,981	692,201
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2614, Class WO, PO, 0.000%, due 05/15/33[5]	$285,003	$243,354
Series 4839, Class UO, PO, 0.000%, due 08/15/56[5]	385,979	236,097
Series 4836, PO, 0.000%, due 10/15/58[5]	686,521	410,187
Series 4263, Class SD, (2.667)* 30 day USD SOFR Average + 11.961%, 0.211%, due 11/15/43[1]	297,899	244,378
Series 3635, Class IB, IO, 1.246%, due 10/15/37[1]	34,179	1,637
Series 3621, Class WI, IO, 1.274%, due 05/15/37[1]	19,289	1,026
Series 3598, Class JI, IO, 1.383%, due 10/15/37[1]	11,926	561
Series 4076, Class SW, IO, (1.000)* 30 day USD SOFR Average + 5.936%, 1.529%, due 07/15/42[1]	837,473	71,439
Series 4367, Class GS, IO, 1.661%, due 03/15/37[1]	30,988	1,701
Series 4156, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.086%, 1.679%, due 01/15/33[1]	466,144	33,385
Series 3684, Class JI, IO, 1.827%, due 11/15/36[1]	94,375	5,354
Series 4394, Class WI, IO, 1.860%, due 08/15/41[1]	26,811	1,499
Series 4438, Class WI, IO, 1.875%, due 11/15/38[1]	87,217	4,924
Series 4338, Class SB, IO, 1.882%, due 10/15/41[1]	49,627	3,013
Series 4463, IO, 1.886%, due 02/15/38[1]	53,045	3,012
Series 3339, Class LI, IO, (1.000)* 30 day USD SOFR Average + 6.366%, 1.959%, due 07/15/37[1]	449,465	35,952
Series 3962, Class KS, IO, 1.967%, due 06/15/38[1]	75,785	4,530
Series 5034, Class MI, IO, 2.000%, due 11/25/50	633,901	85,236

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4324, IO, 2.195%, due 08/15/36[1]	$33,764	$2,066
Series 4182, Class YI, IO, 2.500%, due 03/15/28	597,267	16,605
Series 4037, Class PI, IO, 3.000%, due 04/15/27	2,723	0
Series 4100, Class HI, IO, 3.000%, due 08/15/27	45,684	1,129
Series 4182, Class QI, IO, 3.000%, due 02/15/33	35,992	1,872
Series 4165, Class TI, IO, 3.000%, due 12/15/42	427,624	24,539
Series 2513, Class AS, IO, (1.000)* 30 day USD SOFR Average + 7.886%, 3.479%, due 02/15/32[1]	92,124	9,267
Series 4544, Class IP, IO, 4.000%, due 01/15/46	858,845	153,149
Series 3442, Class MT, 30 day USD SOFR Average + 0.114%, 4.521%, due 07/15/34[1]	23,379	21,748
Series 2411, Class FJ, 30 day USD SOFR Average + 0.464%, 4.871%, due 12/15/29[1]	4,008	3,999
Series 3096, Class FL, 30 day USD SOFR Average + 0.514%, 4.921%, due 01/15/36[1]	46,942	46,502
Series 3114, Class PF, 30 day USD SOFR Average + 0.514%, 4.921%, due 02/15/36[1]	276,982	275,128
Series 3153, Class UF, 30 day USD SOFR Average + 0.544%, 4.951%, due 05/15/36[1]	69,424	69,072
Series 4940, Class FE, 30 day USD SOFR Average + 0.664%, 5.016%, due 01/25/50[1]	227,116	222,315
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 5.021%, due 01/15/32[1]	8,810	8,816
Series 4068, Class UF, 30 day USD SOFR Average + 0.614%, 5.021%, due 06/15/42[1]	356,780	351,730
Series 3667, Class FW, 30 day USD SOFR Average + 0.664%, 5.071%, due 02/15/38[1]	4,197	4,189
Series 4832, Class FW, 30 day USD SOFR Average + 0.464%, 5.147%, due 04/15/38[1]	594,496	585,673
	Face amount	Value
Mortgage-backed securities—(continued)
Series 4945, Class F, 30 day USD SOFR Average + 0.614%, 5.297%, due 12/15/46[1]	$91,301	$90,492
Series 3671, Class FQ, 30 day USD SOFR Average + 0.964%, 5.371%, due 12/15/36[1]	406,879	411,211
Series 3864, Class NT, (9.167)* 30 day USD SOFR Average + 59.451%, 5.500%, due 03/15/39[1]	172,570	172,114
Series 2136, Class GD, IO, 7.000%, due 03/15/29	335	24
Series 2178, Class PI, IO, 7.500%, due 08/15/29	2,405	249
Federal Home Loan Mortgage Corp. STRIPS, Series 389, Class C40, IO, 2.500%, due 10/15/52	4,343,461	663,536
Series 303, Class C19, IO, 3.500%, due 01/15/43	362,249	61,199
Series 345, Class C13, IO, 3.500%, due 08/15/45	532,205	81,884
Series 326, Class F2, 30 day USD SOFR Average + 0.664%, 5.071%, due 03/15/44[1]	216,205	213,025
Series 330, Class F4, 30 day USD SOFR Average + 0.464%, 5.147%, due 10/15/37[1]	133,269	131,310
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	183,028	157,510
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	328,747	279,593
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	372,106	322,831
Federal National Mortgage Association Interest STRIPS, Series 419, Class C3, IO, 3.000%, due 11/25/43	77,397	10,559
Series 413, Class 111, IO, 4.000%, due 07/25/42[1]	391,581	55,795
Series 386, Class 14, IO, 6.500%, due 04/25/38	27,290	6,308
Federal National Mortgage Association REMICS, Series 2012-111, Class HS, (0.833)* 30 day USD SOFR Average + 3.571%, 0.000%, due 10/25/42[1]	36,376	22,519
Series 2015-73, Class ES, (2.333)* 30 day USD SOFR Average + 9.066%, 0.000%, due 10/25/45[1]	176,805	99,883

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2022-3, Class SD, IO, (1.000)* 30 day USD SOFR Average + 2.550%, 0.000%, due 02/25/52[1]	$3,645,487	$9,866
Series 2014-84, Class AI, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 0.200%, due 02/25/43[1]	220,109	1,414
Series 2012-134, Class BH, 1.250%, due 12/25/27	1,909,650	1,837,465
Series 2014-42, Class SA, IO, 1.467%, due 07/25/44[1]	85,181	3,443
Series 2012-77, IO, 1.471%, due 07/25/52[1]	83,344	4,021
Series 2014-43, Class BS, IO, 1.512%, due 07/25/44[1]	156,110	8,066
Series 2016-76, Class CS, IO, 1.525%, due 10/25/46[1]	32,463	1,414
Series 2019-62, Class SN, IO, (1.000)* 30 day USD SOFR Average + 5.886%, 1.535%, due 11/25/49[1]	182,206	20,309
Series 2016-17, Class CS, IO, 1.633%, due 04/25/46[1]	65,881	3,211
Series 2015-64, Class KS, IO, 1.643%, due 09/25/45[1]	84,630	3,425
Series 2013-28, Class YS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 1.685%, due 07/25/42[1]	299,603	32,765
Series 2013-34, Class PS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 1.685%, due 08/25/42[1]	252,755	18,504
Series 2015-10, Class SA, IO, 1.703%, due 03/25/45[1]	180,418	9,803
Series 2014-92, Class SB, IO, 1.729%, due 01/25/45[1]	80,196	4,332
Series 2014-45, Class SA, IO, 1.757%, due 08/25/44[1]	74,561	4,412
Series 2015-19, Class AI, IO, 1.779%, due 04/25/55[1]	145,917	7,263
Series 2015-50, Class SB, IO, 1.912%, due 07/25/45[1]	474,262	26,861
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2014-47, Class BI, IO, 1.915%, due 08/25/54[1]	$147,649	$7,716
Series 2010-76, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.386%, 2.035%, due 07/25/40[1]	296,986	20,799
Series 2020-70, IO, 2.112%, due 10/25/50[1]	8,252,654	414,920
Series 2015-58, Class AI, IO, 2.130%, due 08/25/55[1]	90,011	5,098
Series 2021-3, Class TI, IO, 2.500%, due 02/25/51	806,772	131,258
Series 2018-28, Class CA, 3.000%, due 05/25/48	202,804	176,072
Series 2013-30, Class GI, IO, 3.000%, due 01/25/43	572,197	43,886
Series 2013-45, Class IK, IO, 3.000%, due 02/25/43	426,644	41,294
Series 2013-30, Class JI, IO, 3.000%, due 04/25/43	207,146	24,666
Series 2013-116, Class IY, IO, 3.000%, due 09/25/43	167,062	10,484
Series 2016-14, IO, 3.000%, due 03/25/46	291,086	35,843
Series 2016-20, Class EI, IO, 3.000%, due 04/25/46	102,796	10,145
Series 2016-52, Class PI, IO, 3.000%, due 04/25/46	255,027	28,448
Series 2016-64, Class IA, IO, 3.000%, due 05/25/46	245,287	28,742
Series 2016-63, Class YI, IO, 3.500%, due 04/25/46	39,895	3,062
Series 2015-47, Class GI, IO, 4.000%, due 06/25/44	27,563	1,856
Series 2020-54, Class WF, 30 day USD SOFR Average + 0.564%, 4.215%, due 08/25/50[1]	351,024	342,198
Series 2012-122, Class LI, IO, 4.500%, due 07/25/41	156,095	9,784
Series 2018-85, Class FE, 30 day USD SOFR Average + 0.414%, 4.766%, due 12/25/48[1]	1,260,396	1,235,388

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2007-67, Class FB, 30 day USD SOFR Average + 0.434%, 4.786%, due 07/25/37[1]	$26,254	$25,888
Series 2012-128, Class FK, 30 day USD SOFR Average + 0.464%, 4.816%, due 11/25/42[1]	106,745	104,373
Series 2002-60, Class F1, 30 day USD SOFR Average + 0.514%, 4.866%, due 06/25/32[1]	27,324	27,264
Series 2019-10, Class FA, 30 day USD SOFR Average + 0.514%, 4.866%, due 03/25/49[1]	1,994,532	1,962,465
Series 2012-90, Class FB, 30 day USD SOFR Average + 0.554%, 4.906%, due 08/25/42[1]	37,189	36,582
Series 2010-141, Class FA, 30 day USD SOFR Average + 0.614%, 4.966%, due 12/25/40[1]	101,293	99,954
Series 2009-33, Class FB, 30 day USD SOFR Average + 0.934%, 5.286%, due 03/25/37[1]	226,083	228,152
Series 2024-38, Class FA, 30 day USD SOFR Average + 0.800%, 5.483%, due 01/25/51[1]	1,673,617	1,672,245
Series 2024-10, Class AF, 30 day USD SOFR Average + 0.900%, 5.583%, due 12/25/50[1]	736,421	735,813
Federal National Mortgage Association-ACES, Series 2020-M33, Class X2, IO, 2.242%, due 01/25/31[1]	584,133	41,916
Series 2016-M11, Class AL, 2.944%, due 07/25/39	431,246	381,307
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD Term SOFR + 0.939%, 5.250%, due 01/25/34[1]	266,095	252,978
Government National Mortgage Association REMICS, Series 2015-126, Class GS, (2.333)* 1 mo. USD Term SOFR + 9.066%, 0.000%, due 09/20/45[1]	323,052	183,878
Series 2015-166, Class SA, IO, 0.000%, due 06/20/42[1]	121,504	4,598
Series 2015-180, Class SA, IO, 0.000%, due 06/20/42[1]	132,024	5,238
Series 2015-127, Class AS, IO, 0.000%, due 06/20/43[1]	124,255	5,470
Series 2016-138, Class WI, IO, 0.000%, due 08/20/45[1]	114,341	4,060
Series 2016-180, Class WI, IO, 0.000%, due 09/20/45[1]	211,805	7,460
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2017-15, Class WI, IO, 0.000%, due 11/20/45[1]	$126,981	$4,571
Series 2017-57, Class WI, IO, 0.000%, due 12/20/45[1]	53,385	2,027
Series 2007-18, Class CO, PO, 0.000%, due 03/20/35[5]	10,086	9,408
Series 2017-H23, Class MA, 3.000%, due 11/20/67	561,569	546,577
Series 2013-77, Class GI, IO, 3.000%, due 02/20/43	639,205	56,239
Series 2014-158, Class IA, IO, 3.500%, due 10/20/29	159,270	7,484
Series 2013-23, Class IP, IO, 3.500%, due 08/20/42	515,480	60,581
Series 2015-165, Class IB, IO, 3.500%, due 11/20/42	128,315	12,167
Series 2016-118, Class IE, IO, 3.500%, due 09/20/46	27,497	3,977
Series 2024-H07, Class FC, 30 day USD SOFR Average + 0.650%, 5.023%, due 02/20/74[1]	843,972	841,560
Series 2024-H07, Class JF, 30 day USD SOFR Average + 0.790%, 5.163%, due 04/20/74[1]	493,703	494,676
Series 2010-H01, Class FA, 1 mo. USD Term SOFR + 0.934%, 5.272%, due 01/20/60[1]	296,901	297,667
Series 2024-H01, Class FB, 30 day USD SOFR Average + 0.900%, 5.273%, due 01/20/74[1]	990,479	998,976
Series 2013-H19, Class DF, 1 mo. USD Term SOFR + 0.764%, 5.289%, due 05/20/63[1]	149,741	149,468
Series 2024-H02, Class FH, 30 day USD SOFR Average + 0.930%, 5.303%, due 01/20/74[1]	1,942,927	1,962,545
Series 2015-H30, Class FA, 1 mo. USD Term SOFR + 0.794%, 5.319%, due 08/20/61[1]	3,288	3,282
Series 2015-H29, Class FJ, 1 mo. USD Term SOFR + 0.794%, 5.319%, due 11/20/65[1]	719,422	718,255
Series 2015-H29, Class FA, 1 mo. USD Term SOFR + 0.814%, 5.339%, due 10/20/65[1]	631	630
Series 2013-H23, Class TA, 1 mo. USD Term SOFR + 0.834%, 5.359%, due 09/20/63[1]	44,673	44,731

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2024-H02, Class FJ, 30 day USD SOFR Average + 1.000%, 5.373%, due 12/20/73[1]	$1,467,677	$1,470,560
Series 2015-H27, Class FA, 1 mo. USD Term SOFR + 0.864%, 5.389%, due 09/20/65[1]	926,638	925,894
Series 2016-H14, Class FA, 1 mo. USD Term SOFR + 0.914%, 5.439%, due 06/20/66[1]	173,039	172,985
Series 2013-H20, Class FB, 1 mo. USD Term SOFR + 1.114%, 5.639%, due 08/20/63[1]	84,775	85,323
GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A2, 2.500%, due 07/25/52[1,2]	1,453,345	1,162,049
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD Term SOFR + 0.444%, 4.755%, due 12/25/34[1]	887	861
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.754%, 5.065%, due 02/25/35[1]	135,557	125,817
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD Term SOFR + 0.614%, 4.953%, due 06/27/37[1,2]	402,771	254,503
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD Term SOFR + 1.014%, 5.325%, due 12/25/49[1,2]	291,833	278,837
Series 2019-INV2, Class A11, 1 mo. USD Term SOFR + 1.014%, 5.325%, due 02/25/50[1,2]	431,033	411,541
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 1 mo. USD Term SOFR + 0.574%, 4.885%, due 04/25/29[1]	8,617	7,922
Series 2004-1, Class 2A2, 5.735%, due 12/25/34[1]	46,344	43,551
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD Term SOFR + 0.434%, 4.745%, due 01/25/35[1]	12,860	11,975
Morgan Stanley Re-REMICS Trust, Series 2010-R4, Class 4B, 1 mo. USD Term SOFR + 0.344%, 2.883%, due 02/26/37[1,2]	84,478	70,456
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 4.680%, due 05/25/42[1,2]	767,286	730,948
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[1,2]	509,974	427,016
	Face amount	Value
Mortgage-backed securities—(concluded)
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD Term SOFR + 0.614%, 4.925%, due 07/25/36[1]	$186,814	$118,708
Sequoia Mortgage Trust 11, Series 11, Class A, 1 mo. USD Term SOFR + 1.014%, 5.313%, due 12/20/32[1]	68,718	60,086
Sequoia Mortgage Trust 5, Series 5, Class A, 1 mo. USD Term SOFR + 0.814%, 5.113%, due 10/19/26[1]	16,000	15,617
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD Term SOFR + 0.554%, 4.865%, due 05/25/37[1]	76,980	67,455
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.845%, due 04/25/36[1]	124,177	110,901
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.633%, due 04/25/45[1]	16,146	15,561
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 6.795%, due 09/25/33[1]	26,490	25,530
Total mortgage-backed securities (cost—$35,825,031)		31,368,731
U.S. government agency obligations—176.8%
Federal Home Loan Mortgage Corp. 2.000%, due 04/01/36	606,929	542,293
2.500%, due 01/01/31	52,314	49,848
2.500%, due 11/01/31	21,331	20,170
2.500%, due 07/01/32	35,751	33,579
2.500%, due 08/01/32	164,041	153,680
2.500%, due 09/01/32	219,196	205,171
2.500%, due 11/01/32	6,868	6,433
2.500%, due 12/01/32	203,027	189,712
2.500%, due 01/01/33	50,354	47,022
2.500%, due 12/01/50	1,000,941	817,200
2.500%, due 08/01/51	4,490,082	3,720,218
2.500%, due 09/01/51	774,332	639,237
2.500%, due 03/01/52	1,208,337	993,383
2.500%, due 04/01/52	90,147	74,059
3.000%, due 10/01/26	5,436	5,357
3.000%, due 11/01/26	27,895	27,499
3.000%, due 01/01/27	153,323	151,026
3.000%, due 02/01/32	73,512	70,108
3.000%, due 04/01/32	378,481	360,920
3.000%, due 05/01/32	255,919	243,824
3.000%, due 07/01/32	138,867	132,193
3.000%, due 10/01/32	145,194	138,020
3.000%, due 11/01/32	254,714	242,008
3.000%, due 01/01/33	563,036	533,494
3.000%, due 02/01/40	951,506	866,412
3.000%, due 06/01/42	1,384,837	1,226,311

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 07/01/42	$159,735	$141,449
3.000%, due 08/01/42	56,168	49,739
3.000%, due 04/01/43	109,036	96,988
3.000%, due 05/01/43	64,790	57,627
3.000%, due 12/01/44	126,817	111,310
3.000%, due 08/01/46	130,703	112,505
3.000%, due 12/01/46	604,327	526,586
3.000%, due 06/01/50	478,909	415,656
3.000%, due 04/01/51	1,446,836	1,229,477
3.000%, due 06/01/51	722,580	614,027
3.000%, due 07/01/51	4,919,475	4,234,395
3.000%, due 10/01/51	136,968	118,111
3.000%, due 12/01/51	1,183,858	1,006,006
3.000%, due 03/01/52	952,771	814,293
3.000%, due 04/01/52	1,690,077	1,443,370
3.050%, due 03/01/32	221,351	194,871
3.500%, due 09/01/32	150,231	144,737
3.500%, due 12/01/33	88,766	85,056
3.500%, due 06/01/34	54,381	52,064
3.500%, due 07/01/34	22,700	21,737
3.500%, due 03/01/35	337,528	321,833
3.500%, due 04/01/35	179,455	171,623
3.500%, due 03/01/42	775	709
3.500%, due 07/01/43	591	539
3.500%, due 05/01/48	572,276	514,581
3.500%, due 02/01/50	238,625	212,085
4.000%, due 01/01/37	128,056	122,230
4.000%, due 03/01/43	460,637	433,827
4.000%, due 07/01/43	70,944	66,815
4.000%, due 08/01/44	1,037,557	977,234
4.000%, due 11/01/47	114,662	106,764
4.000%, due 01/01/48	317,495	295,630
4.000%, due 02/01/48	16,340	15,215
4.000%, due 03/01/48	10,204	9,483
4.000%, due 04/01/48	25,052	23,282
4.000%, due 06/01/48	102,041	94,193
4.000%, due 10/01/48	1,428,362	1,325,997
4.000%, due 12/01/48	119,776	110,565
4.000%, due 04/01/49	483,263	447,932
4.500%, due 09/01/34	409,058	405,416
4.500%, due 01/01/36	9,320	9,237
4.500%, due 05/01/37	1,038	1,018
4.500%, due 05/01/38	24,869	24,366
4.500%, due 12/01/42	121,184	116,459
4.500%, due 01/01/43	146,413	140,704
4.500%, due 02/01/43	224,307	215,561
4.500%, due 06/01/43	348,495	333,640
4.500%, due 02/01/49	36,786	35,165
4.500%, due 06/01/50	276,245	263,596
4.500%, due 12/01/52	445,176	421,911
4.500%, due 03/01/53	472,620	446,932
4.500%, due 06/01/53	191,112	180,426
5.000%, due 10/01/25	1,474	1,472
5.000%, due 11/01/27	1,069	1,071
5.000%, due 09/01/33	45,144	45,405
5.000%, due 06/01/34	2,665	2,679
5.000%, due 04/01/35	16,357	16,436
	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/01/35	$26,650	$26,779
5.000%, due 07/01/35	44,551	44,765
5.000%, due 08/01/35	7,386	7,422
5.000%, due 10/01/35	6,933	6,967
5.000%, due 12/01/35	201	202
5.000%, due 07/01/38	110,021	110,047
5.000%, due 11/01/38	68,805	68,936
5.000%, due 06/01/39	16,023	16,009
5.000%, due 03/01/40	1,758	1,754
5.000%, due 07/01/40	78,563	78,355
5.000%, due 09/01/40	71,875	71,777
5.000%, due 11/01/40	12,467	12,434
5.000%, due 02/01/41	83,963	83,615
5.000%, due 03/01/41	16,493	16,425
5.000%, due 04/01/41	38,992	38,831
5.000%, due 05/01/41	25,902	25,794
5.000%, due 07/01/41	16,060	15,993
5.000%, due 08/01/44	15,421	15,451
5.000%, due 03/01/49	547,051	538,716
5.000%, due 02/01/53	512,850	498,880
5.000%, due 03/01/53	263,953	256,905
5.000%, due 05/01/53	635,048	615,193
5.000%, due 06/01/53	1,339,519	1,305,183
5.000%, due 08/01/53	391,146	380,534
5.500%, due 02/01/32	437	446
5.500%, due 12/01/32	882	899
5.500%, due 02/01/33	19,944	20,336
5.500%, due 05/01/33	209	213
5.500%, due 06/01/33	82,192	83,810
5.500%, due 12/01/33	14,994	15,290
5.500%, due 12/01/34	12,675	12,942
5.500%, due 06/01/35	206,060	210,344
5.500%, due 07/01/35	1,629	1,662
5.500%, due 10/01/35	65,671	67,099
5.500%, due 12/01/35	22,300	22,785
5.500%, due 06/01/36	118,934	121,436
5.500%, due 12/01/36	180,773	184,343
5.500%, due 03/01/37	19,990	20,389
5.500%, due 07/01/37	30,359	30,964
5.500%, due 10/01/37	935	953
5.500%, due 04/01/38	36,498	37,219
5.500%, due 05/01/38	4,039	4,123
5.500%, due 12/01/38	628	641
5.500%, due 01/01/39	17,489	17,837
5.500%, due 09/01/39	56,164	57,286
5.500%, due 02/01/40	2,208	2,255
5.500%, due 03/01/40	2,237	2,284
5.500%, due 05/01/40	32,281	32,959
5.500%, due 03/01/41	34,167	34,885
6.000%, due 11/01/37	362,497	377,890
1 yr. CMT + 2.137%, 6.262%, due 01/01/28[1]	1,562	1,563
1 yr. CMT + 2.415%, 6.608%, due 11/01/25[1]	3,270	3,258
1 yr. CMT + 2.525%, 6.650%, due 12/01/29[1]	976	987

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.415%, 6.718%, due 01/01/29[1]	$7,175	$7,188
1 yr. CMT + 2.150%, 6.776%, due 11/01/27[1]	14,089	14,098
1 yr. USD RFUCCT + 1.772%, 6.778%, due 10/01/39[1]	399,806	407,304
1 yr. CMT + 2.282%, 6.841%, due 07/01/28[1]	21,425	21,516
7.000%, due 08/01/25	4	4
1 yr. CMT + 2.222%, 7.025%, due 11/01/29[1]	17,477	17,571
1 yr. CMT + 2.625%, 7.125%, due 01/01/30[1]	11,801	11,982
1 yr. CMT + 2.282%, 7.157%, due 06/01/28[1]	5,998	6,015
1 yr. USD RFUCCT + 1.765%, 7.212%, due 11/01/36[1]	149,570	152,712
1 yr. CMT + 2.250%, 7.345%, due 09/01/34[1]	182,336	187,672
1 yr. CMT + 2.438%, 7.376%, due 10/01/27[1]	9,263	9,309
1 yr. USD RFUCCT + 1.860%, 7.419%, due 11/01/41[1]	413,948	425,295
1 yr. CMT + 2.564%, 7.615%, due 10/01/27[1]	2,465	2,475
Federal National Mortgage Association 1.500%, due 08/01/51	467,961	345,625
2.000%, due 05/01/28	51,927	49,867
2.000%, due 09/01/31	52,658	48,965
2.000%, due 11/01/31	169,651	158,023
2.000%, due 01/01/32	29,662	27,613
2.500%, due 06/01/28	30,236	29,416
2.500%, due 07/01/28	298,932	289,637
2.500%, due 08/01/28	101,914	98,791
2.500%, due 09/01/30	9,514	9,081
2.500%, due 11/01/30	13,089	12,473
2.500%, due 01/01/33	160,410	149,247
2.500%, due 11/01/50	387,659	316,512
2.500%, due 01/01/51	1,052,033	858,872
2.500%, due 02/01/51	476,305	391,070
2.500%, due 04/01/51	1,375,248	1,128,590
2.500%, due 09/01/51	1,547,155	1,274,646
2.500%, due 01/01/52	1,535,606	1,260,663
2.500%, due 03/01/52	686,346	564,257
2.500%, due 04/01/52	1,247,163	1,025,310
3.000%, due 10/01/26	6,999	6,895
3.000%, due 11/01/26	143,188	140,985
3.000%, due 12/01/26	13,645	13,433
3.000%, due 01/01/27	144,152	141,842
3.000%, due 02/01/27	29,893	29,397
3.000%, due 05/01/28	35,297	34,504
3.000%, due 02/01/30	42,239	40,940
3.000%, due 04/01/30	19,483	18,781
3.000%, due 05/01/30	23,825	22,959
3.000%, due 10/01/30	7,638	7,333
3.000%, due 04/01/31	529,843	511,387
3.000%, due 02/01/32	71,984	68,650
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 03/01/32	$70,440	$67,118
3.000%, due 04/01/32	347,522	331,015
3.000%, due 05/01/32	103,759	98,778
3.000%, due 07/01/32	207,721	197,476
3.000%, due 08/01/32	90,596	86,078
3.000%, due 11/01/32	181,400	172,120
3.000%, due 01/01/38	237,870	216,866
3.000%, due 04/01/38	225,957	206,156
3.000%, due 05/01/42	162,885	143,485
3.000%, due 06/01/42	161,553	143,059
3.000%, due 07/01/42	327,649	290,143
3.000%, due 01/01/43	856,092	762,057
3.000%, due 04/01/43	266,109	236,486
3.000%, due 05/01/43	280,356	249,148
3.000%, due 06/01/43	36,905	32,797
3.000%, due 09/01/43	24,496	21,769
3.000%, due 11/01/46	1,035,930	920,178
3.000%, due 12/01/46	2,429,412	2,122,367
3.000%, due 02/01/47	195,310	173,568
3.000%, due 09/01/49	751,877	640,141
3.000%, due 11/01/49	206,681	179,912
3.000%, due 02/01/50	1,474,188	1,255,110
3.000%, due 03/01/50	3,248,621	2,806,735
3.000%, due 07/01/50	548,084	467,211
3.000%, due 12/01/50	420,925	358,571
3.000%, due 02/01/51	1,837,503	1,561,454
3.000%, due 04/01/51	3,113,747	2,646,840
3.000%, due 05/01/51	3,257,877	2,768,445
3.000%, due 08/01/51	407,512	346,357
3.000%, due 10/01/51	166,057	141,110
3.000%, due 12/01/51	394,590	335,311
3.000%, due 02/01/52	116,126	99,655
3.000%, due 04/01/52	1,645,534	1,399,585
3.000%, due 07/01/52	430,390	367,825
3.000%, due 02/01/57	517,846	433,773
3.000%, due 05/01/58	542,716	454,547
3.500%, due 11/01/25	10,405	10,332
3.500%, due 08/01/26	55,461	54,950
3.500%, due 06/01/28	54,103	53,184
3.500%, due 08/01/29	8,850	8,647
3.500%, due 09/01/32	167,778	165,924
3.500%, due 11/01/33	37,648	36,059
3.500%, due 02/01/34	55,321	52,986
3.500%, due 01/01/35	108,370	103,391
3.500%, due 02/01/35	104,372	99,629
3.500%, due 04/01/35	98,626	94,322
3.500%, due 05/01/35	591,011	567,525
3.500%, due 03/01/42	151,814	139,052
3.500%, due 04/01/42	10,507	9,623
3.500%, due 07/01/42	273	250
3.500%, due 09/01/42	55,617	50,941
3.500%, due 12/01/42	622,139	569,867
3.500%, due 03/01/43	393,831	359,120
3.500%, due 05/01/43	1,659	1,512
3.500%, due 07/01/43	2,246,768	2,057,014
3.500%, due 08/01/43	5,306,410	4,859,854
3.500%, due 01/01/44	74,023	67,801

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 06/01/45	$1,168,032	$1,057,537
3.500%, due 08/01/45	19,859	17,980
3.500%, due 10/01/45	7,000	6,345
3.500%, due 09/01/46	487,747	442,835
3.500%, due 02/01/47	1,383,230	1,260,950
3.500%, due 08/01/47	137,406	124,006
3.500%, due 09/01/47	179,006	162,209
3.500%, due 11/01/47	245,582	221,585
3.500%, due 12/01/47	230,426	207,954
3.500%, due 02/01/48	220,313	196,538
3.500%, due 03/01/48	781,490	697,165
3.500%, due 02/01/50	87,834	78,065
3.500%, due 03/01/50	3,640,978	3,237,003
3.500%, due 04/01/50	318,219	282,881
3.500%, due 06/01/56	658,613	581,832
3.500%, due 01/01/57	618,379	545,342
3.500%, due 01/01/59	898,044	786,579
3.575%, due 02/01/26	500,000	494,598
4.000%, due 07/01/25	82	81
4.000%, due 09/01/25	94	94
4.000%, due 10/01/25	170	169
4.000%, due 11/01/25	433	430
4.000%, due 01/01/26	10,621	10,554
4.000%, due 02/01/26	21,862	21,719
4.000%, due 03/01/26	3,741	3,717
4.000%, due 04/01/26	55,332	54,968
4.000%, due 08/01/32	711	691
4.000%, due 06/01/33	30,827	30,039
4.000%, due 07/01/33	107,333	103,757
4.000%, due 08/01/33	616,132	600,590
4.000%, due 07/01/34	319,694	308,444
4.000%, due 07/01/35	589,395	570,384
4.000%, due 04/01/37	515,058	493,664
4.000%, due 03/01/38	356,384	342,274
4.000%, due 07/01/38	433,947	413,717
4.000%, due 08/01/38	196,101	187,261
4.000%, due 09/01/38	239,966	228,755
4.000%, due 05/01/39	40,012	37,932
4.000%, due 09/01/39	113,202	107,325
4.000%, due 09/01/40	825,540	782,524
4.000%, due 12/01/40	642,471	609,024
4.000%, due 11/01/41	264,765	250,699
4.000%, due 12/01/41	304,161	288,002
4.000%, due 07/01/42	1,419,556	1,341,685
4.000%, due 09/01/42	1,999,123	1,886,364
4.000%, due 10/01/42	1,739,773	1,641,642
4.000%, due 08/01/44	84,315	79,841
4.000%, due 12/01/44	2,536	2,376
4.000%, due 06/01/45	9,611	8,985
4.000%, due 08/01/45	718,336	671,470
4.000%, due 02/01/47	65,171	60,684
4.000%, due 03/01/47	26,978	25,087
4.000%, due 04/01/47	104,448	97,139
4.000%, due 05/01/47	187,171	174,074
4.000%, due 06/01/47	4,574	4,253
4.000%, due 11/01/47	22,304	20,741
4.000%, due 01/01/48	85,648	79,647
	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 02/01/48	$182,497	$168,448
4.000%, due 03/01/48	90,384	83,564
4.000%, due 12/01/48	205,357	189,314
4.000%, due 06/01/49	653,524	605,804
4.490%, due 04/01/33	300,000	292,748
4.500%, due 06/01/29	5,811	5,751
4.500%, due 06/01/35	11,908	11,787
4.500%, due 12/01/38	122,286	119,321
4.500%, due 01/01/39	481	470
4.500%, due 02/01/39	49,520	48,195
4.500%, due 03/01/39	2,846	2,780
4.500%, due 06/01/39	19,846	19,388
4.500%, due 07/01/39	1,472	1,438
4.500%, due 08/01/39	51,378	50,189
4.500%, due 10/01/39	1,611	1,574
4.500%, due 12/01/39	115,547	112,875
4.500%, due 01/01/40	1,244	1,216
4.500%, due 02/01/40	1,228	1,200
4.500%, due 03/01/40	27,050	26,342
4.500%, due 08/01/40	20,874	20,328
4.500%, due 11/01/40	219,519	213,782
4.500%, due 07/01/41	146,366	142,295
4.500%, due 08/01/41	259,102	251,894
4.500%, due 01/01/42	715,808	697,064
4.500%, due 08/01/42	1,869	1,816
4.500%, due 09/01/42	85,864	82,330
4.500%, due 05/01/43	483,540	463,050
4.500%, due 06/01/43	969,875	928,534
4.500%, due 07/01/43	1,730,213	1,654,758
4.500%, due 09/01/43	109,313	105,837
4.500%, due 11/01/43	26,606	25,761
4.500%, due 07/01/44	102,862	99,212
4.500%, due 12/01/44	700	676
4.500%, due 09/01/48	136,764	130,737
4.500%, due 01/01/49	117,386	112,122
4.500%, due 07/01/52	2,818,002	2,660,348
4.500%, due 05/01/53	118,779	112,117
4.500%, due 07/01/53	174,028	164,384
4.500%, due 08/01/53	4,149,692	3,939,825
4.500%, due 04/01/59	613,557	579,347
4.700%, due 04/01/33	313,000	308,989
1 yr. CMT + 2.102%, 4.833%, due 05/01/30[1]	9,258	9,294
5.000%, due 03/01/25	35	35
5.000%, due 05/01/37	3,214	3,216
5.000%, due 09/01/37	6,124	6,128
5.000%, due 06/01/38	31,002	30,969
5.000%, due 06/01/48	85,639	84,252
5.000%, due 07/01/48	34,745	34,180
5.000%, due 03/01/49	27,574	27,118
5.000%, due 06/01/53	743,663	723,253
5.000%, due 08/01/53	83,201	80,955
5.500%, due 11/01/32	17,958	18,286
5.500%, due 12/01/33	425	433
5.500%, due 04/01/34	9,548	9,736
5.500%, due 01/01/35	55,760	56,860
5.500%, due 05/01/37	58,208	59,292

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 07/01/37	$29,286	$29,831
5.500%, due 06/01/38	46,501	47,414
5.500%, due 11/01/39	118,416	120,739
5.500%, due 07/01/40	135,748	138,413
5.500%, due 02/01/42	77,698	79,144
5.500%, due 08/01/53	406,057	402,349
5.610%, due 10/01/28	883,000	901,879
5.810%, due 06/01/31	1,700,000	1,763,484
6.000%, due 12/01/32	3,229	3,330
6.000%, due 02/01/33	5,769	5,949
6.000%, due 09/01/34	39,545	40,857
6.000%, due 05/01/35	8,734	9,073
6.000%, due 06/01/35	4,730	4,913
6.000%, due 07/01/35	14,255	14,810
6.000%, due 09/01/35	485	504
6.000%, due 01/01/36	7,938	8,247
6.000%, due 06/01/36	177	185
6.000%, due 09/01/36	13,305	13,850
6.000%, due 12/01/36	45,701	47,575
6.000%, due 03/01/37	2,886	3,004
6.000%, due 10/01/37	15,662	16,304
6.000%, due 11/01/38	119,759	124,673
6.000%, due 05/01/39	14,913	15,525
6.000%, due 11/01/40	162,734	169,406
6.000%, due 05/01/49	285,881	294,896
6.000%, due 01/01/53	450,035	454,276
1 yr. USD MTA + 1.200%, 6.026%, due 03/01/44[1]	54,767	54,488
1 yr. USD RFUCCT + 1.790%, 6.285%, due 02/01/42[1]	38,594	39,484
6.500%, due 10/01/36	176,708	186,550
6.500%, due 02/01/37	2,423	2,557
6.500%, due 07/01/37	24,677	26,065
6.500%, due 08/01/37	11,422	12,060
6.500%, due 09/01/37	12,153	12,837
6.500%, due 12/01/37	30,734	32,462
6.500%, due 05/01/40	362,051	382,129
1 yr. CMT + 2.131%, 6.565%, due 09/01/41[1]	80,926	82,393
1 yr. CMT + 2.285%, 6.680%, due 05/01/35[1]	56,547	57,828
1 yr. CMT + 2.501%, 6.726%, due 12/01/27[1]	5,682	5,729
1 yr. CMT + 2.243%, 7.019%, due 01/01/36[1]	116,919	120,431
1 yr. CMT + 2.241%, 7.110%, due 10/01/37[1]	561,299	578,179
1 yr. USD RFUCCT + 1.729%, 7.113%, due 05/01/38[1]	342,771	350,409
1 yr. CMT + 2.095%, 7.220%, due 09/01/26[1]	3	3
Government National Mortgage Association 2.500%, due 09/20/51	5,018,068	4,195,760
3.000%, due 11/15/42	26,380	23,488
3.000%, due 01/20/43	387,504	346,344
3.000%, due 02/15/43	351,131	307,479
3.000%, due 02/20/43	392,251	350,587
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 05/15/43	$328,918	$290,700
3.000%, due 06/15/43	104,072	92,142
3.000%, due 07/15/43	20,481	18,133
3.000%, due 11/20/43	80,844	71,964
3.000%, due 01/15/45	246,674	214,531
3.000%, due 02/15/45	17,783	15,466
3.000%, due 07/15/45	345,409	300,397
3.000%, due 10/15/45	626,023	548,378
3.000%, due 09/20/47	407,851	358,762
3.000%, due 02/20/48	249,400	219,382
3.000%, due 04/20/50	1,485,812	1,299,116
3.000%, due 10/20/51	144,059	125,508
3.000%, due 02/20/53	833,018	726,700
3.500%, due 11/15/42	213,312	195,478
3.500%, due 03/15/45	98,610	88,700
3.500%, due 04/15/45	96,560	87,459
3.500%, due 04/20/45	3,147	2,863
3.500%, due 11/20/45	494,656	450,093
3.500%, due 12/20/45	189,783	172,690
3.500%, due 04/20/46	289,553	262,318
3.500%, due 05/20/46	342,908	310,637
3.500%, due 04/20/47	288,362	260,803
3.500%, due 07/20/47	1,991,312	1,801,002
3.500%, due 08/20/47	212,646	192,323
3.500%, due 09/20/47	80,255	72,585
3.500%, due 10/20/47	2,727,378	2,481,738
3.500%, due 11/20/47	268,266	242,627
3.500%, due 12/20/47	70,537	63,796
3.500%, due 01/20/48	1,243,562	1,124,714
3.500%, due 02/20/48	1,032,463	933,786
3.500%, due 03/20/48	1,555,037	1,406,408
3.500%, due 09/20/48	438,176	396,304
3.500%, due 06/20/49	1,788,259	1,604,212
3.500%, due 02/20/53	339,215	305,411
3.750%, due 05/20/30	237,415	232,801
4.000%, due 12/20/40	107,915	101,163
4.000%, due 07/20/41	41,305	39,026
4.000%, due 12/15/41	594,153	561,860
4.000%, due 01/15/47	35,478	33,123
4.000%, due 02/15/47	166,840	155,768
4.000%, due 04/15/47	305,273	283,529
4.000%, due 05/15/47	50,807	47,374
4.000%, due 06/15/47	19,763	18,427
4.000%, due 07/15/47	49,294	45,963
4.000%, due 08/15/47	85,050	79,302
4.000%, due 12/15/47	14,095	13,143
4.000%, due 12/20/47	53,604	49,981
4.000%, due 01/20/48	138,311	128,955
4.000%, due 03/20/48	171,789	159,870
4.000%, due 04/20/48	379,931	353,162
4.000%, due 05/20/48	107,002	99,594
4.000%, due 06/20/48	136,768	127,302
4.000%, due 07/20/48	41,246	38,377
4.000%, due 07/15/49	15,746	14,562
4.500%, due 09/15/39	181,406	177,061
4.500%, due 06/15/40	89,276	86,867
4.500%, due 07/20/40	15,489	15,075

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 08/20/40	$11,235	$10,934
4.500%, due 09/20/40	46,706	45,456
4.500%, due 10/20/40	12,567	12,230
4.500%, due 01/20/41	59,995	58,390
4.500%, due 02/20/41	14,717	14,317
4.500%, due 03/20/41	89,739	87,303
4.500%, due 04/20/41	11,896	11,573
4.500%, due 06/20/41	103,116	100,311
4.500%, due 07/20/41	26,618	25,894
4.500%, due 09/20/41	2,654	2,582
4.500%, due 12/20/41	23,823	23,175
4.500%, due 05/20/43	5,409	5,265
4.500%, due 07/20/43	3,770	3,668
4.500%, due 10/20/44	52,536	50,512
4.500%, due 08/20/45	62,763	60,688
4.500%, due 12/15/45	6,847	6,594
4.500%, due 08/15/46	7,660	7,336
4.500%, due 09/15/46	133,990	128,324
4.500%, due 10/15/46	112,180	107,433
4.500%, due 01/15/47	197,670	189,313
4.500%, due 04/20/48	17,944	17,194
4.500%, due 05/20/48	50,556	48,444
4.500%, due 06/20/48	124,413	119,234
4.500%, due 10/20/48	163,410	155,445
4.500%, due 01/20/49	119,878	114,887
4.500%, due 02/20/49	209,215	200,505
1 yr. CMT + 1.500%, 4.500%, due 10/20/30[1]	2,670	2,675
1 yr. CMT + 1.500%, 4.625%, due 03/20/25[1]	46	46
1 yr. CMT + 1.500%, 4.625%, due 08/20/25[1]	378	376
1 yr. CMT + 1.500%, 4.625%, due 09/20/25[1]	650	647
1 yr. CMT + 1.500%, 4.625%, due 03/20/26[1]	696	694
1 yr. CMT + 1.500%, 4.625%, due 08/20/26[1]	2,068	2,056
1 yr. CMT + 1.500%, 4.625%, due 01/20/27[1]	15,083	15,051
1 yr. CMT + 1.500%, 4.625%, due 02/20/27[1]	1,072	1,070
1 yr. CMT + 1.500%, 4.625%, due 07/20/27[1]	950	946
1 yr. CMT + 1.500%, 4.625%, due 01/20/28[1]	1,683	1,681
1 yr. CMT + 1.500%, 4.625%, due 02/20/28[1]	471	471
1 yr. CMT + 1.500%, 4.625%, due 07/20/30[1]	7,629	7,631
1 yr. CMT + 1.500%, 4.875%, due 04/20/26[1]	7,960	7,929
1 yr. CMT + 1.500%, 4.875%, due 06/20/26[1]	2,885	2,873
1 yr. CMT + 1.500%, 4.875%, due 04/20/27[1]	2,485	2,477
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%, 4.875%, due 04/20/30[1]	$1,469	$1,472
1 yr. CMT + 1.500%, 4.875%, due 05/20/30[1]	15,565	15,616
5.000%, due 12/20/33	56,657	56,816
5.000%, due 01/20/34	29,065	29,146
5.000%, due 12/15/34	4,047	4,042
5.000%, due 02/20/38	41,684	41,793
5.000%, due 04/15/38	45,432	45,475
5.000%, due 04/20/38	47,662	47,800
5.000%, due 12/15/39	3,189	3,175
5.000%, due 05/15/40	73,668	73,583
5.000%, due 05/15/41	29,842	29,801
5.000%, due 08/20/41	6,611	6,599
5.000%, due 12/20/42	8,399	8,406
5.000%, due 08/20/43	721,895	720,712
5.000%, due 09/20/48	70,834	69,836
5.000%, due 10/20/48	127,584	125,858
5.000%, due 11/20/48	171,297	168,637
5.000%, due 12/20/48	156,409	153,979
1 yr. CMT + 1.500%, 5.000%, due 05/20/25[1]	47	47
1 yr. CMT + 1.500%, 5.000%, due 09/20/26[1]	261	260
1 yr. CMT + 1.500%, 5.000%, due 04/20/27[1]	471	470
1 yr. CMT + 1.500%, 5.000%, due 08/20/27[1]	3,656	3,643
1 yr. CMT + 1.500%, 5.000%, due 04/20/30[1]	1,416	1,415
1 yr. CMT + 1.500%, 5.000%, due 05/20/30[1]	58,373	58,563
1 yr. CMT + 1.500%, 5.000%, due 07/20/30[1]	3,322	3,337
1 yr. CMT + 1.500%, 5.000%, due 08/20/30[1]	12,780	12,770
5.500%, due 08/15/35	8,826	9,005
5.500%, due 02/15/38	763	780
5.500%, due 04/15/38	71,502	72,956
5.500%, due 05/15/38	73,845	75,357
5.500%, due 06/15/38	43,224	44,103
5.500%, due 10/15/38	195,937	199,865
5.500%, due 11/15/38	10,229	10,439
5.500%, due 12/15/38	2,293	2,338
5.500%, due 03/15/39	26,061	26,292
5.500%, due 05/15/39	18,040	18,408
5.500%, due 09/15/39	93,631	95,545
5.500%, due 01/15/40	3,425	3,489
5.500%, due 03/15/40	118,804	121,201
5.500%, due 09/20/48	11,544	11,587
1 yr. CMT + 1.500%, 5.500%, due 05/20/25[1]	233	232
1 yr. CMT + 1.500%, 5.500%, due 06/20/25[1]	355	354
1 yr. CMT + 1.500%, 5.500%, due 07/20/30[1]	2,994	2,998

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
1 yr. CMT + 1.500%, 5.500%, due 08/20/30[1]	$852	$852
6.000%, due 10/20/38	892	929
6.500%, due 02/15/29	57	58
6.500%, due 09/20/32	533	553
6.500%, due 01/15/36	7,047	7,173
6.500%, due 09/15/36	67,430	70,218
6.500%, due 02/15/37	1,042	1,071
6.500%, due 04/15/37	4,191	4,410
6.500%, due 01/15/38	4,669	4,879
6.500%, due 06/15/38	11,604	12,178
6.500%, due 07/15/38	5	5
6.500%, due 11/15/38	1,700	1,819
6.500%, due 12/20/38	2,186	2,311
9.000%, due 01/20/27	2,709	2,722
9.000%, due 09/20/30	633	643
9.000%, due 10/20/30	1,895	1,965
9.000%, due 11/20/30	2,210	2,246
Government National Mortgage Association, TBA 2.000%	16,700,000	13,361,520
3.000%	21,923,000	19,043,699
4.000%	4,550,000	4,187,403
4.500%	9,860,000	9,310,068
5.000%	6,000,000	5,823,750
5.500%	2,500,000	2,480,027
6.500%	1,000,000	1,018,850
Uniform Mortgage-Backed Security, TBA 1.500%	3,824,000	2,922,913
2.000%	30,750,000	24,069,272
2.500%	16,350,000	13,310,102
3.000%	1,345,000	1,254,861
3.500%	1,500,000	1,421,446
5.000%	3,400,000	3,351,762
5.500%	1,000,000	1,009,240
6.000%	40,000,000	40,168,400
6.500%	11,750,000	12,006,452
7.000%	1,100,000	1,144,649
Total U.S. government agency obligations (cost—$324,292,319)		307,940,813
Short-term U.S. treasury obligations—1.0%
U.S. Treasury Bills 4.293% due 04/03/25[6]	148,000	146,949
4.323% due 04/10/25[6,7]	516,000	511,886
4.325% due 03/20/25[6]	395,000	392,823
4.337% due 03/20/25[6]	496,000	493,259
4.493% due 02/06/25[6]	286,000	285,825
Total short-term U.S. treasury obligations (cost—$1,830,742)		1,830,742
	Number of shares	Value
Short-term investments—2.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 4.330%[6] (cost—$2,208,598)	2,208,598	$2,208,598
Total short-term investments (cost—$4,039,340)		4,039,340

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
UMBS TBA strike @ 98.344, expires 03/06/25 (Counterparty: JPMCB)	3,000,000	USD	295,032,000	2,676
Put options—0.0%†
UMBS TBA strike @ 97.766, expires 02/06/25 (Counterparty: JPMCB)	1,500,000	USD	146,649,000	184
UMBS TBA strike @ 99.234, expires 03/06/25 (Counterparty: BOA)	1,500,000	USD	148,851,000	1,527
UMBS TBA strike @ 95.797, expires 03/06/25 (Counterparty: GS)	1,500,000	USD	143,695,500	5,593
UMBS TBA strike @ 95.828, expires 03/06/25 (Counterparty: BOA)	1,500,000	USD	143,742,000	5,725
UMBS TBA strike @ 99.094, expires 03/06/25 (Counterparty: GS)	1,500,000	USD	148,641,000	1,339
UMBS TBA strike @ 98.070, expires 03/06/25 (Counterparty: GS)	1,500,000	USD	147,105,000	540
UMBS TBA strike @ 98.070, expires 03/06/25 (Counterparty: CITI)	1,500,000	USD	147,105,000	540
UMBS TBA strike @ 98.109, expires 03/06/25 (Counterparty: GS)	1,500,000	USD	147,163,500	558
UMBS TBA strike @ 98.125, expires 03/06/25 (Counterparty: BOA)	1,500,000	USD	147,187,500	566

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Options purchased—(concluded)
Put options—(concluded)
UMBS TBA strike @ 96.016, expires 04/07/25 (Counterparty: BOA)	1,500,000	USD	144,024,000	$2,208
UMBS TBA strike @ 94.227, expires 04/07/25 (Counterparty: BOA)	1,000,000	USD	94,227,000	2,901
UMBS TBA strike @ 98.094, expires 04/07/25 (Counterparty: GS)	1,500,000	USD	147,141,000	1,925
UMBS TBA strike @ 96.117, expires 04/07/25 (Counterparty: BOA)	1,500,000	USD	144,175,500	2,340
UMBS TBA strike @ 96.102, expires 04/07/25 (Counterparty: GS)	1,000,000	USD	96,102,000	1,546
UMBS TBA strike @ 96.484, expires 04/07/25 (Counterparty: BOA)	2,500,000	USD	241,210,000	4,822
UMBS TBA strike @ 98.477, expires 04/07/25 (Counterparty: GS)	1,500,000	USD	147,715,500	2,398
Total put options				34,712
Total options purchased (cost—$62,012)				37,388
Swaptions purchased—0.3%
Call swaptions—0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 2.500, expires 03/10/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/12/32	2,200,000	USD	2,200,000	2
7 Year USD SOFR Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	21,064
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(concluded)
7 Year USD SOFR Interest Rate Swap strike @ 2.780, expires 02/05/25 (Counterparty: BB; pay floating rate); underlying swap terminates 02/07/32	3,300,000	USD	3,300,000	$0
7 Year USD SOFR Interest Rate Swap strike @ 3.292, expires 02/25/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/27/32	3,300,000	USD	3,300,000	115
7 Year USD SOFR Interest Rate Swap strike @ 3.081, expires 12/08/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/10/32	2,000,000	USD	2,000,000	9,191
7 Year USD SOFR Interest Rate Swap strike @ 3.692, expires 03/31/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 04/02/32	11,500,000	USD	11,500,000	28,963
Total call swaptions				59,335
Put swaptions—0.3%
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 03/03/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/05/26	8,000,000	USD	8,000,000	1
1 Year USD SOFR Interest Rate Swap strike @ 5.300, expires 03/13/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/17/26	3,000,000	USD	3,000,000	0

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/25/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/27/26	14,000,000	USD	14,000,000	$14
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	4,220
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GS; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	6,075
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	696
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	2,761
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/21/26	2,500,000	USD	2,500,000	316
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	424
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
7 Year USD SOFR Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	$40,912
7 Year USD SOFR Interest Rate Swap strike @ 3.480, expires 02/05/25 (Counterparty: BB; pay floating rate); underlying swap terminates 02/07/32	3,300,000	USD	3,300,000	115,119
1 Year USD SOFR Interest Rate Swap strike @ 4.308, expires 05/14/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/16/26	12,600,000	USD	12,600,000	6,852
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/10/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/12/35	7,100,000	USD	7,100,000	33,008
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/11/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/15/35	3,800,000	USD	3,800,000	17,846
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: BB; pay floating rate); underlying swap terminates 09/16/26	11,200,000	USD	11,200,000	2,813
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/16/35	3,300,000	USD	3,300,000	15,641

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/13/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/17/35	8,300,000	USD	8,300,000	$822
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/18/35	3,300,000	USD	3,300,000	15,929
10 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/26/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/30/35	4,300,000	USD	4,300,000	22,279
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 10/24/25 (Counterparty: BB; pay floating rate); underlying swap terminates 10/28/26	7,500,000	USD	7,500,000	3,002
1 Year USD SOFR Interest Rate Swap strike @ 4.750, expires 10/31/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 11/04/26	4,000,000	USD	4,000,000	2,864
10 Year USD SOFR Interest Rate Swap strike @ 4.250, expires 11/28/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/02/35	4,200,000	USD	4,200,000	92,287
	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Put swaptions—(concluded)
7 Year USD SOFR Interest Rate Swap strike @ 4.392, expires 03/31/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 04/02/32	11,500,000	USD	11,500,000	$29,989
Total put swaptions				413,870
Total swaptions purchased (cost—$607,396)				473,205
Total investments before investments sold short (cost—$381,282,735)—206.9%				360,409,937

	Number of shares
Investments sold short—(46.1)%
U.S. government agency obligations—(46.1)%
Government National Mortgage Association, TBA 2.500%	(3,300,000)	(2,755,615)
3.500%	(1,400,000)	(1,250,563)
Uniform Mortgage-Backed Security, TBA 3.000%	(44,150,000)	(37,470,414)
3.500%	(19,750,000)	(17,453,430)
4.000%	(5,625,000)	(5,139,568)
4.500%	(800,000)	(783,465)
4.500%	(11,000,000)	(10,338,955)
5.500%	(5,150,000)	(5,073,770)
Total U.S. government agency obligations (cost—$(80,565,859))		(80,265,780)
Total investments sold short (Proceeds—$(80,565,859))		(80,265,780)
Total investments (cost—$300,716,876)—160.8%		280,144,157
Liabilities in excess of other assets—(60.8)%		(105,971,395)
Net assets—100.0%		$174,172,762

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Reverse repurchase agreement—(18.5)%
Reverse repurchase agreement dated 01/13/25 with Wells Fargo, 4.430% to be repurchased 02/13/25 for $(29.360.478), collateralized by $3,490,003 Federal Home Loan National Mortgage Association Obligation, 3.000% due 07/01/51, $26,685,595 Federal National Mortgage Association Obligations, 2.500% to 4.500% due 09/01/42 to 08/01/53 and $5,018,068 Government Mortgage Association Obligation, 2.500% due 09/20/51: (value—$35,193,667); proceeds—$(29,248,902)	$(29,248,902)	$(29,248,902)
Reverse repurchase agreement dated 01/13/25 with Citigroup, Inc., 4.440% to be repurchased 02/13/25 for $(2,944,165), collateralized by $1,730,213 Federal National Mortgage Association Obligation, 4.500% due 07/01/43 and $1,550,037 Government Mortgage Association Obligation, 3.500% due 03/20/48: (value—$3,285,250); proceeds—$(2,932,951)	(2,932,951)	(2,932,951)
Total reverse repurchase agreement (cost—$(32,181,853))		$(32,181,853)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	100,531,000	1,000,000	UMBS TBA, strike @ 100.531	JPMCB	02/06/25	$1,250	$—	$1,250
USD	56,606,400	600,000	UMBS TBA, strike @ 94.344	CITI	02/06/25	1,687	(1,456)	231
USD	139,857,000	1,500,000	UMBS TBA, strike @ 93.238	JPMCB	03/06/25	5,625	(2,950)	2,675
USD	193,438,000	2,000,000	UMBS TBA, strike @ 96.719	CITI	03/06/25	9,376	(11,314)	(1,938)
USD	194,062,000	2,000,000	UMBS TBA, strike @ 97.031	CITI	03/06/25	5,000	(8,462)	(3,462)
USD	93,320,000	1,000,000	UMBS TBA, strike @ 93.320	CITI	04/07/25	3,906	(3,860)	46
Total						$26,844	$(28,042)	$(1,198)
			Put options
USD	96,531,000	1,000,000	UMBS TBA, strike @ 96.531	JPMCB	02/06/25	$2,031	$(2,232)	$(201)
USD	55,406,000	600,000	UMBS TBA, strike @ 92.344	CITI	02/06/25	1,875	(41)	1,834
USD	189,438,000	2,000,000	UMBS TBA, strike @ 94.719	CITI	03/06/25	10,938	(3,292)	7,646
USD	186,062,000	2,000,000	UMBS TBA, strike @ 93.031	CITI	03/06/25	5,625	(902)	4,723
Total						$20,469	$(6,467)	$14,002
Total options written						$47,313	$(34,509)	$12,804

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	3,300	3,300,000	7 Year USD SOFR Interest Rate Swap strike @ 4.292 terminating 02/27/32	MSCI	Pay	02/25/25	$10,065	$(4,650)	$5,415
USD	900	900,000	10 Year USD SOFR Interest Rate Swap strike @ 4.161 terminating 02/10/35	JPMCB	Pay	02/06/25	2,295	(1,525)	770
USD	1,100	1,100,000	7 Year USD SOFR Interest Rate Swap strike @ 4.185 terminating 03/10/32	BOA	Pay	03/06/25	2,337	(4,117)	(1,780)
USD	800	800,000	7 Year USD SOFR Interest Rate Swap strike @ 4.200 terminating 03/10/32	DB	Pay	03/06/25	1,680	(2,776)	(1,096)
USD	2,100	2,100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.135 terminating 03/10/35	BB	Pay	03/06/25	9,765	(15,395)	(5,630)
USD	2,200	2,200,000	7 Year USD SOFR Interest Rate Swap strike @ 4.500 terminating 03/10/32	GS	Pay	03/06/25	6,050	(1,452)	4,598
USD	2,300	2,300,000	7 Year USD SOFR Interest Rate Swap strike @ 4.515 terminating 03/10/32	GS	Pay	03/06/25	4,428	(1,390)	3,038
USD	1,000	1,000,000	10 Year USD SOFR Interest Rate Swap strike @ 4.569 terminating 04/09/35	BOA	Pay	04/07/25	4,725	(2,286)	2,439
USD	800	800,000	10 Year USD SOFR Interest Rate Swap strike @ 4.456 terminating 04/09/35	DB	Pay	04/07/25	3,730	(2,815)	915
USD	1,100	1,100,000	7 Year USD SOFR Interest Rate Swap strike @ 4.573 terminating 04/09/32	MSCI	Pay	04/07/25	2,612	(1,635)	977
USD	1,700	1,700,000	10 Year USD SOFR Interest Rate Swap strike @ 4.532 terminating 04/09/35	BOA	Pay	04/07/25	7,140	(4,482)	2,658
USD	1,500	1,500,000	10 Year USD SOFR Interest Rate Swap strike @ 4.452 terminating 04/09/35	BOA	Pay	04/07/25	6,150	(5,358)	792
USD	1,100	1,100,000	7 Year USD SOFR Interest Rate Swap strike @ 4.482 terminating 04/09/32	GS	Pay	04/07/25	2,310	(2,333)	(23)
Total swaptions written							$63,287	$(50,214)	$13,073

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
22	USD	3 Month SOFR Futures	March 2027	$5,341,053	$5,282,750	$(58,303)
U.S. Treasury futures buy contracts:
138	USD	U.S. Treasury Note 10 Year Futures	March 2025	$15,134,912	$15,020,437	$(114,475)
1	USD	U.S. Treasury Note 5 Year Futures	March 2025	106,970	106,391	(579)
Total				$20,582,935	$20,409,578	$(173,357)
Interest rate futures sell contracts:
72	USD	3 Month SOFR Futures	June 2025	$(17,270,972)	$(17,235,000)	$35,972
22	USD	3 Month SOFR Futures	March 2026	(5,342,108)	(5,283,575)	58,533
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	March 2025	$(3,082,832)	$(3,084,375)	$(1,543)
Total				$(25,695,912)	$(25,602,950)	$92,962
Net unrealized appreciation (depreciation)						$(80,395)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	3,400	04/17/25	Annual	1 day USD SOFR	3.750%	$(39,298)	$(39,298)
USD	3,400	04/18/25	Annual	1 day USD SOFR	3.750	(39,207)	(39,207)
USD	6,600	04/24/25	Annual	1 day USD SOFR	4.000	(58,446)	(58,446)
USD	3,600	04/25/25	Annual	1 day USD SOFR	4.000	(31,784)	(31,784)
USD	18,600	06/21/25	Annual	3.750%	1 day USD SOFR	181,628	148,589
USD	1,700	06/21/26	Annual	3.500	1 day USD SOFR	29,251	29,376
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750	(32,541)	(59,218)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	173,591	52,095
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(4,778)	107,196
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	(52,286)	(52,286)
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,952,210)	(1,129,863)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	89,310	89,310
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	88,003	88,003
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	91,883	91,883
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	(56,106)	(110,264)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	120,640	41,010
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	53,261	53,261
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	53,299	53,299
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	15,669	15,669
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(99,441)	(99,441)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(96,553)	(96,553)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(13,618)	(13,618)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	400,313	334,608
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	(7,438)	(7,438)
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	5,169	5,169
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(28,258)	(28,258)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	4,706	4,706
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	9,251	9,251
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	6,862	6,862
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	16,212	16,212
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	6,506	6,506
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	(10,680)	(10,680)
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	24,402	24,402
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	6,742	6,742
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	209,932	203,672
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	58,861	58,861
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	(78,653)	(78,653)
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	33,306	33,306
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	(14,165)	(14,165)
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	(24,746)	(24,746)
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	160,670	160,670
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	144,751	144,751
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	93,882	93,882
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	(73,145)	(73,145)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	7,600	06/20/31	Annual	3.750%	1 day USD SOFR	$188,817	$101,067
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	165,635	165,635
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	1,190,267	464,544
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	83,443	56,144
USD	4,000	06/15/32	Annual	2.552	1 day USD SOFR	443,637	443,637
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	174,435	174,435
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	308,879	308,879
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	135,847	135,847
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	85,355	27,291
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	79,538	79,538
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	163,452	163,452
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510%	(52,337)	(52,337)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	47,696	47,696
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(249,754)	(95,438)
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	288,751	44,467
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	34,812	76,621
USD	3,200	12/20/53	Annual	3.500	1 day USD SOFR	417,312	229,348
USD	600	06/20/54	Annual	3.500	1 day USD SOFR	57,067	23,223
USD	1,000	12/18/54	Annual	3.500	1 day USD SOFR	85,083	96,708
USD	16,000	02/02/25	At Maturity	4.600	1 day USD SOFR	88,348	88,348
USD	29,500	02/05/25	At Maturity	4.100	1 day USD SOFR	283,995	283,995
USD	29,500	02/05/25	At Maturity	1 day USD SOFR	4.600	(136,184)	(136,184)
USD	27,500	02/06/25	At Maturity	4.600	1 day USD SOFR	126,297	126,297
USD	5,900	05/30/25	At Maturity	5.000	1 day USD SOFR	(12,612)	(12,612)
USD	8,500	06/18/25	At Maturity	5.000	1 day USD SOFR	(18,986)	(18,986)
USD	27,000	03/03/25	Quarterly	1.350	1 day USD SOFR	133,235	133,235
USD	8,900	05/04/25	Quarterly	1.500	1 day USD SOFR	141,550	141,550
Total						$3,618,325	$3,008,628

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$16,464,371	$86,089	$16,550,460
Mortgage-backed securities	—	31,368,731	—	31,368,731
U.S. government agency obligations	—	307,940,813	—	307,940,813
Short-term U.S. treasury obligations	—	1,830,742	—	1,830,742
Short-term investments	—	2,208,598	—	2,208,598

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Options purchased	$—	$37,388	$—	$37,388
Swaptions Purchased	—	473,205	—	473,205
Futures contracts	94,505	—	—	94,505
Swap agreements	—	6,801,551	—	6,801,551
Total	$94,505	$367,125,399	$86,089	$367,305,993
Liabilities
Investments sold short
U.S. government agency obligations	$—	$(80,265,780)	$—	$(80,265,780)
Reverse Repurchase Agreement	—	(32,181,853)	—	(32,181,853)
Options written	—	(34,509)	—	(34,509)
Swaptions written	—	(50,214)	—	(50,214)
Futures contracts	(174,900)	—	—	(174,900)
Swap agreements	—	(3,183,226)	—	(3,183,226)
Total	$(174,900)	$(115,715,582)	$—	$(115,890,482)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,100,389, represented 9.8% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Zero coupon bond.

6  Rate shown reflects yield at January 31, 2025.

7  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—21.7%
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[1]	$760,000	$779,968
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[1]	2,300,000	2,314,980
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 7.643%, due 01/20/36[1,2]	1,730,000	1,757,023
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[1]	1,620,000	1,648,408
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[1]	1,676,856	1,682,561
Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, due 09/15/39[1]	1,139,200	1,126,985
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[1]	1,120,583	1,105,651
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[1]	885,000	897,061
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, due 06/18/48[1]	870,095	876,050
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[1]	1,830,000	1,891,653
College Avenue Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD Term SOFR + 1.214%, 5.525%, due 07/25/51[1,2]	41,378	41,174
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	55,136	49,321
Series 2021-C, Class A1, 1 mo. USD Term SOFR + 1.014%, 5.325%, due 07/26/55[1,2]	170,110	167,953
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	75,336	67,411
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	85,690	76,114
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A, 4.600%, due 06/15/32[1]	145,854	145,812
Series 2022-3A, Class C, 8.450%, due 02/15/33[1]	2,300,000	2,372,873
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[1]	995,000	981,629
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[1,3]	831,950	825,019
	Face amount	Value
Asset-backed securities—(continued)
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	$46,544	$42,528
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	156,819	120,852
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	87,687	69,983
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	210,000	198,023
Series 2024-2A, Class A, 4.470%, due 02/21/34[1]	1,280,000	1,258,712
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	180,000	171,816
MCF CLO 10 Ltd., Series 2023-1A, Class C, 3 mo. USD Term SOFR + 4.200%, 8.502%, due 04/15/35[1,2]	630,000	633,742
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	141,614	122,210
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD Term SOFR + 1.164%, 5.471%, due 12/15/59[1,2]	94,663	94,715
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	83,980
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	41,077	37,089
Series 2021-DA, Class A, U.S. (Fed) Prime Rate + -1.990%, 5.510%, due 04/15/60[1,2]	198,979	197,791
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, due 12/15/59[1]	8,708	8,665
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	286,364	265,340
Series 2021-BA, Class AFL, 1 mo. USD Term SOFR + 0.894%, 5.193%, due 04/20/62[1,2]	406,000	404,754
Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%, 5.153%, due 04/20/62[1,2]	259,075	257,808
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[1]	1,150,000	1,063,509
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[1]	1,740,000	1,761,651
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[1]	1,090,000	1,094,707

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[1]	$611,050	$613,617
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[1]	1,090,000	1,104,797
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[1]	1,537,146	1,547,425
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,970,000	1,983,126
Prodigy Finance DAC, Series 2021-1A, Class A, 1 mo. USD Term SOFR + 1.364%, 5.675%, due 07/25/51[1,2]	77,946	77,878
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	228,788
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[1]	1,490,000	1,505,716
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[1]	1,370,000	1,344,930
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,200,000	2,257,752
Sesac Finance LLC, Series 2019-1, Class A2, 5.216%, due 07/25/49[1]	113,400	112,407
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD Term SOFR + 4.864%, 9.171%, due 10/15/41[1,2]	282,754	295,981
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD Term SOFR + 0.864%, 5.171%, due 10/15/35[1,2]	24,695	24,665
Series 2018-A, Class A2B, 1 mo. USD Term SOFR + 0.914%, 5.221%, due 02/15/36[1,2]	114,080	114,042
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864%, 5.171%, due 11/15/35[1,2]	160,544	160,168
Series 2021-A, Class A2A1, 1 mo. USD Term SOFR + 0.844%, 5.151%, due 01/15/53[1,2]	355,770	353,621
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	80,458	77,659
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	112,998	101,704
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950%, due 02/25/42[1]	13,564	13,461
Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	61,201	56,716
	Face amount	Value
Asset-backed securities—(concluded)
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[1]	$740,000	$746,788
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	1,001,725	895,427
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[1]	790,000	791,694
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[1]	1,070,000	1,085,410
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[1]	517,745	537,899
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[1,4]	790,000	790,000
Total asset-backed securities (cost—$42,845,377)		43,517,192
Corporate bonds—41.2%
Agriculture—0.4%
Cargill, Inc. 5.125%, due 10/11/32[1]	810,000	807,067
Airlines—0.2%
Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, due 01/15/30[1]	37,363	34,552
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.000%, due 10/15/28	80,369	75,263
Series 2016-1, Class AA, 3.575%, due 01/15/28	41,697	40,119
Series 2017-1, Class AA, 3.650%, due 02/15/29	26,189	25,009
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.000%, due 06/10/28	47,510	44,412
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.700%, due 05/01/32	39,121	34,663
Series 2015-1, Class AA, 3.450%, due 12/01/27	27,683	26,598
Series 2018-1, Class AA, 3.500%, due 03/01/30	14,200	13,360
Series 2019-1, Class AA, 4.150%, due 08/25/31	51,053	48,579
		342,555
Banks—14.5%
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	1,500,000	1,498,353
5.398%, due 11/29/27[1]	1,260,000	1,284,043

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	$840,000	$825,086
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,365,930
Bank of New Zealand 4.846%, due 02/07/28[1]	1,075,000	1,077,417
Comerica Bank 4.000%, due 07/27/25	800,000	795,979
(fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,220,405
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	25,000	24,591
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	1,885,000	1,950,775
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,591,876
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	958,407
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	647,000	639,843
Huntington National Bank 5.650%, due 01/10/30	1,240,000	1,264,743
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,400,000	1,397,759
JPMorgan Chase & Co. (fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	778,123
KeyBank NA 5.850%, due 11/15/27	1,080,000	1,106,770
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,385,508
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	610,000	687,955
Morgan Stanley (fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	885,000	940,076
NatWest Group PLC 1 day USD SOFR + 1.300%, 5.782%, due 11/15/28[2]	940,000	951,308
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,030,000	1,050,050
Santander Holdings USA, Inc. (fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	855,000	859,610
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	755,000	780,352
	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[1]	$680,000	$689,331
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	555,000	571,333
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,349,514
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	580,000	604,175
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,345,591
		28,994,903
Commercial services—1.1%
Ashtead Capital, Inc. 5.500%, due 08/11/32[1,5]	1,500,000	1,487,609
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[1,5]	625,000	645,504
		2,133,113
Diversified financial services—3.0%
Acadian Asset Management, Inc. 4.800%, due 07/27/26	585,000	576,848
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,005,000	1,050,728
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[1]	1,410,000	1,520,428
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,399,180
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2]	164,000	160,452
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[1]	1,250,000	1,242,600
		5,950,236
Electric—2.1%
Alexander Funding Trust II 7.467%, due 07/31/28[1]	1,145,000	1,212,441
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[1]	1,110,000	1,051,479
Edison International Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[2,6]	1,360,000	1,252,504
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	194,961
Southern California Edison Co. 5.950%, due 11/01/32	585,000	588,999
		4,300,384

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Energy-alternate sources—0.8%
NextEra Energy Partners LP 0.000%, due 11/15/25[1,5,7]	$615,000	$584,089
2.500%, due 06/15/26[1,5]	1,180,000	1,119,215
		1,703,304
Gas—0.4%
Southern California Gas Co. 5.050%, due 09/01/34	850,000	828,625
Insurance—9.0%
American National Global Funding 5.550%, due 01/28/30[1]	355,000	356,583
American National Group, Inc. 5.750%, due 10/01/29	310,000	310,587
Athene Global Funding 4.721%, due 10/08/29[1]	675,000	657,160
Athene Holding Ltd. 6.650%, due 02/01/33	805,000	849,549
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,280,000	1,316,368
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	1,655,000	1,595,399
(fixed, converts to FRN on 09/01/25), 5.750%, due 09/01/40[2]	125,000	124,149
Enstar Group Ltd. 4.950%, due 06/01/29	1,400,000	1,373,428
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,110,000	2,198,422
Global Atlantic Fin Co. 7.950%, due 06/15/33[1]	1,065,000	1,189,179
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	395,000	413,122
Metropolitan Life Global Funding I 4.300%, due 08/25/29[1]	845,000	824,133
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	800,000	812,056
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	1,645,000	1,651,544
SiriusPoint Ltd. 7.000%, due 04/05/29	795,000	818,121
Stewart Information Services Corp. 3.600%, due 11/15/31	1,030,000	903,947
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,568,800
		17,962,547
Investment companies—3.7%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29	440,000	458,202
Blackstone Private Credit Fund 3.250%, due 03/15/27	209,000	200,302
7.300%, due 11/27/28	1,525,000	1,613,701
	Face amount	Value
Corporate bonds—(concluded)
Investment companies—(concluded)
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	$710,000	$744,765
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28[1]	395,000	396,402
FS KKR Capital Corp. 7.875%, due 01/15/29	1,830,000	1,950,388
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34[1]	1,085,000	1,056,157
Oaktree Strategic Credit Fund 6.500%, due 07/23/29	1,060,000	1,079,104
		7,499,021
Media—0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.375%, due 03/01/31[1]	1,005,000	1,028,923
Oil & gas—0.5%
Sunoco LP 7.000%, due 05/01/29[1]	915,000	945,749
Real estate investment trusts—3.4%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[1]	1,790,000	1,764,684
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[1]	1,515,000	1,467,831
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,356,174
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[1,5]	1,363,000	1,321,269
		6,909,958
Retail—0.4%
Macy's Retail Holdings LLC 5.875%, due 03/15/30[1,5]	865,000	832,040
Semiconductors—0.7%
ams-OSRAM AG 12.250%, due 03/30/29[1,5]	1,400,000	1,389,466
Telecommunications—0.5%
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[1]	1,050,000	941,144
Total corporate bonds (cost—$80,814,649)		82,569,035
Loan assignments—13.6%
Aerospace & defense—0.4%
Propulsion BC Finco SARL 3 mo. USD Term SOFR + 3.250%, 7.579%, due 09/14/29[2]	866,200	873,780
Agriculture—0.3%
A-AG U.S. GSI Bidco, Inc. 1 mo. USD Term SOFR + 5.000%, 9.329%, due 10/31/31[2,8]	525,000	527,625

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Airlines—0.5%
United Airlines, Inc. 3 mo. USD Term SOFR + 2.000%, 6.297%, due 02/22/31[2]	$978,660	$980,578
Chemicals—0.5%
INEOS Enterprises Holdings U.S. Finco LLC 3 mo. USD Term SOFR + 3.750%, 8.364%, due 07/08/30[2]	1,024,650	1,025,296
Commercial services—1.4%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 9.062%, due 05/16/31[2]	1,054,700	1,057,337
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 8.079%, due 03/02/28[2]	1,716,948	1,725,532
		2,782,869
Distribution/wholesale—0.3%
Gloves Buyer, Inc. 0.000%, due 01/17/32[2]	530,000	528,898
Electric—0.8%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 9.562%, due 04/03/28[2]	1,514,312	1,515,388
Environmental control—0.9%
MIP V Waste Holdings LLC 6 mo. USD Term SOFR + 3.000%, 7.237%, due 12/08/28[2]	1,112,135	1,117,696
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 3.500%, 7.829%, due 10/24/31[2]	622,000	625,887
		1,743,583
Health care products—0.9%
Medline Borrower LP 1 mo. USD Term SOFR + 2.250%, 6.562%, due 10/23/28[2]	1,104,135	1,108,894
Sotera Health Holdings LLC 1 mo. USD Term SOFR + 3.250%, 7.562%, due 05/30/31[2]	618,450	619,353
		1,728,247
Healthcare-services—1.0%
IQVIA, Inc. 3 mo. USD Term SOFR + 2.000%, 6.329%, due 01/02/31[2]	990,000	996,603
MPH Acquisition Holdings LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%, 8.799%, due 09/01/28[2]	1,270,455	1,014,407
		2,011,010
Home furnishings—0.9%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.125%, 5.662%, due 09/23/25[2,3,9]	1,855,000	1,852,681
	Face amount	Value
Loan assignments—(concluded)
Internet—0.6%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.000%, 8.426%, due 09/15/28[2]	$1,219,975	$1,212,655
Media—0.5%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.805%, due 08/16/31[2]	1,067,325	1,072,662
Pharmaceuticals—0.4%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 6.562%, due 05/05/28[2]	836,717	838,926
Pipelines—2.5%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 2.500%, 6.788%, due 04/13/28[2]	1,114,104	1,118,282
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 3.000%, 7.329%, due 10/31/28[2]	1,014,277	1,022,939
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 3.500%, 7.985%, due 09/18/31[2]	1,600,000	1,608,000
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 6.812%, due 02/22/30[2]	1,158,299	1,165,538
		4,914,759
Real estate investment trusts—0.4%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.250%, 6.562%, due 11/18/27[2]	749,734	750,671
Software—0.5%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 7.579%, due 07/06/29[2]	1,138,522	1,085,671
Telecommunications—0.8%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 7.812%, due 12/11/26[2]	299,007	295,084
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 6.562%, due 09/20/30[2]	1,081,070	1,074,767
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 10.312%, due 06/01/28[2]	318,694	318,580
		1,688,431
Total loan assignments (cost—$27,178,059)		27,133,730
Mortgage-backed securities—10.8%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	465,000	418,812

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
BAHA Trust, Series 2024-MAR, Class B, 7.069%, due 12/10/41[1,2]	$1,090,000	$1,130,804
Bank, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[2]	220,000	208,832
BBCMS Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	82,954
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	178,275
Series 2019-B15, Class C, 3.715%, due 12/15/72[2]	111,000	86,735
Series 2022-B35, Class A5, 4.443%, due 05/15/55[2]	270,000	254,415
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.803%, 5.109%, due 10/15/38[1,2]	132,721	132,556
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.035%, 5.342%, due 12/15/38[1,2]	196,970	196,785
BX Trust, Series 2022-CLS, Class B, 6.300%, due 10/13/27[1]	2,020,000	2,012,166
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[2]	101,000	84,992
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	284,598
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	880,000	904,750
COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.505%, due 08/10/48	219,018	218,294
CRSO Trust 7.913%, due 07/10/28[2]	880,000	917,045
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[1]	660,000	682,485
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.194%, 5.501%, due 07/15/38[1,2]	359,344	359,793
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K121, Class X1, IO 1.019%, due 10/25/30[2]	1,172,194	53,457
Series KL06, Class XFX, IO 1.364%, due 12/25/29[2]	718,940	30,959
Series K142, Class A2, 2.400%, due 03/25/32	385,000	330,541
Series K144, Class A2, 2.450%, due 04/25/32	270,000	232,052
	Face amount	Value
Mortgage-backed securities—(concluded)
Series K145, Class A2, 2.580%, due 05/25/32	$605,000	$523,761
Series KC02, Class A2, 3.370%, due 07/25/25	448,990	446,352
Federal Home Loan Mortgage Corp. Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	150,531
Federal National Mortgage Association-ACES, Series 2022-M5, Class A3, 2.348%, due 01/01/34[2]	325,000	265,844
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[2]	154,007	147,810
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.164%, 5.472%, due 04/15/38[1,2]	85,041	85,067
Series 2022-ACB, Class A, 30 day USD SOFR Average + 1.400%, 5.807%, due 03/15/39[1,2]	360,000	360,675
MF1 Trust, Series 2021-W10, Class A, 1 mo. USD Term SOFR + 1.070%, 5.376%, due 12/15/34[1,2]	100,000	99,586
Series 2021-W10, Class B, 1 mo. USD Term SOFR + 1.370%, 5.676%, due 12/15/34[1,2]	370,000	365,956
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.779%, due 05/15/48[2]	520,000	517,114
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.707%, due 03/15/39[1,2]	2,000,000	2,000,000
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	2,050,000	2,070,788
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	2,035,060
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[1]	870,000	886,542
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	129,982
Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	433,491
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 8.389%, due 11/15/27[1,2]	2,330,000	2,344,563
Total mortgage-backed securities (cost—$21,759,982)		21,664,422

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, 6.574%, due 07/01/45	$145,000	$149,339
State of California, GO Bonds, 7.550%, due 04/01/39	70,000	82,158
		231,497
Michigan—0.0%†
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	93,000	67,777
Minnesota—0.0%†
University of Minnesota, Revenue Bonds, 4.048%, due 04/01/52	78,000	63,219
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	105,000	113,086
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds, Series B, 2.782%, due 01/01/40	25,000	18,687
		131,773
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series C, 2.052%, due 03/15/30	120,000	105,875
Series C, 2.152%, due 03/15/31	165,000	142,404
		248,279
Texas—0.1%
City of Houston TX, GO Bonds, 3.961%, due 03/01/47	85,000	71,678
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	36,382
		108,060
Total municipal bonds (cost—$1,040,884)		850,605
	Number of shares
Preferred stocks—2.3%
Capital markets—1.1%
CION Investment Corp.	36,000	901,800
Trinity Capital, Inc.	50,000	1,253,500
		2,155,300
	Number of shares	Value
Preferred stocks—(concluded)
Mortgage real estate investment—1.2%
Ellington Financial, Inc. Series C2,6	93,400	$2,344,340
Total preferred stocks (cost—$4,485,000)		4,499,640
	Face amount
U.S. Treasury obligations—6.4%
U.S. Treasury Bonds 1.375% due 08/15/50	$6,450,000	3,147,902
3.625% due 02/15/53	1,775,000	1,443,505
3.875% due 02/15/43	1,475,000	1,305,606
U.S. Treasury Notes 3.500% due 09/30/29	5,545,000	5,352,008
3.750% due 08/31/26	500,000	496,484
3.875% due 08/15/34	1,125,000	1,067,168
Total U.S. Treasury obligations (cost—$13,617,752)		12,812,673
Short-term investments—3.7%
U.S. Treasury Bills 4.316% due 07/17/25[10]	1,250,000	1,226,368
4.460% due 04/10/25[10]	1,200,000	1,190,771
Total short-term U.S. treasury obligations (cost—$2,416,209)		2,417,139
	Number of shares
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 4.330%[10] (cost—$4,955,328)	4,955,328	4,955,328
Total short-term investments (cost—$7,371,537)		7,372,467
Investment of cash collateral from securities loaned—2.2%
Money market funds—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[10] (cost—$4,511,895)	4,511,895	4,511,895
Total investments (cost—$203,625,135)—102.3%		204,931,659
Liabilities in excess of other assets—(2.3)%		(4,633,358)
Net assets—100.0%		$200,298,301

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
84	USD	U.S. Long Bond Futures	March 2025	$9,803,938	$9,568,125	$(235,813)
164	USD	U.S. Treasury Note 10 Year Futures	March 2025	18,013,224	17,850,375	(162,849)
13	USD	U.S. Treasury Note 2 Year Futures	March 2025	2,671,735	2,673,125	1,390
153	USD	Ultra Long-Term U.S. Treasury Bond Futures	March 2025	18,803,868	18,125,719	(678,149)
247	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	27,837,523	27,509,625	(327,898)
Total				$77,130,288	$75,726,969	$(1,403,319)
U.S. Treasury futures sell contracts:
184	USD	U.S. Treasury Note 5 Year Futures	March 2025	$(19,642,985)	$(19,575,875)	$67,110
Total				$(19,642,985)	$(19,575,875)	$67,110
Net unrealized appreciation (depreciation)						$(1,336,209)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Preferred stocks	$4,499,640	$—	$—	$4,499,640
Asset-backed securities	—	43,517,192	—	43,517,192
Corporate bonds	—	82,569,035	—	82,569,035
Loan assignments	—	25,281,049	1,852,681	27,133,730
Mortgage-backed securities	—	21,664,422	—	21,664,422
Municipal bonds	—	850,605	—	850,605
U.S. Treasury obligations	—	12,812,673	—	12,812,673
Short-term investments	—	4,955,328	—	4,955,328
Short-term U.S. treasury obligations	—	2,417,139	—	2,417,139
Investment of cash collateral from securities loaned	—	4,511,895	—	4,511,895
Futures contracts	68,500	—	—	68,500
Total	$4,568,140	$198,579,338	$1,852,681	$205,000,159
Liabilities
Futures contracts	$(1,404,709)	$—	$—	$(1,404,709)
Total	$(1,404,709)	$—	$—	$(1,404,709)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $91,920,828, represented 45.9% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

5  Security, or portion thereof, was on loan at the period end.

6  Perpetual investment. Date shown reflects the next call date.

7  Zero coupon bond.

8  Position is unsettled. Contract rate was not determined at January 31, 2025 and does not take effect until settlement.

9  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

10  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—15.5%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD Term SOFR + 0.404%, 5.005%, due 07/25/34[2]	237,015	$231,142
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[3]	980,000	1,005,748
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[3]	3,000,000	3,019,539
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, due 05/17/32[3]	188,397	191,076
Series 2024-B, Class E, 6.678%, due 09/15/32[3]	224,960	225,504
Antares CLO Ltd., Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%, 7.643%, due 01/20/36[2,3]	2,270,000	2,305,457
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.180%, due 10/20/27[3]	135,000	136,034
Series 2023-4A, Class A, 5.490%, due 06/20/29[3]	2,100,000	2,136,825
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 30 day USD SOFR Average + 2.750%, 7.101%, due 06/25/47[2,3]	16,203	16,556
Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.800%, 6.151%, due 06/25/47[2,3]	37,523	37,859
Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.250%, due 10/22/46[3]	89,775	81,316
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[3]	2,242,196	2,249,824
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.408%, due 11/20/54[3]	104,000	104,086
BPCRE Ltd., Series 2022-FL2, Class A,
1 mo. USD Term SOFR + 2.400%, 6.699%, due 01/16/37[2,3]	70,432	70,472
Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, due 05/15/39[3]	88,884	90,322
Series 2024-1A, Class A, 6.197%, due 05/15/39[3]	103,994	105,713
Series 2024-2A, Class A, 5.364%, due 09/15/39[3]	1,477,098	1,461,261
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[3]	1,447,833	1,428,540
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[3]	1,160,333	1,176,147
	Face amount[1]	Value
Asset-backed securities—(continued)
CCG Receivables Trust, Series 2024-1, Class C, 5.220%, due 03/15/32[3]	100,000	$99,943
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.074%, 5.385%, due 06/25/34[2]	183,154	183,805
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, due 06/18/48[3]	1,105,021	1,112,583
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, due 11/22/49[3]	121,000	121,870
Series 2024-2A, Class A2, 5.923%, due 11/22/49[3]	78,000	78,474
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[3]	2,360,000	2,439,509
Compass Datacenters Issuer II LLC, Series 2024-1A, Class B, 7.000%, due 02/25/49[3]	102,000	103,086
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[3]	3,050,000	3,150,991
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.780%, due 01/20/31[3]	89,757	90,633
Series 2024-1C, Class A, 6.050%, due 01/20/31[3]	89,757	90,507
CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.300%, due 04/20/48[3]	58,000	55,474
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[3]	1,285,000	1,267,732
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.730%, due 03/22/30[3]	100,000	101,252
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD Term SOFR + 0.934%, 5.241%, due 09/15/29[2]	23,053	22,250
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[3]	1,079,554	1,070,560
ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.560%, due 08/25/49[3]	91,476	92,033
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD Term SOFR + 0.594%, 4.905%, due 10/25/36[2]	943,122	611,660
Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, due 03/15/50[3]	100,000	101,571

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, due 08/20/53[3]	139,000	$141,605
Series 2024-1, Class B, 7.020%, due 06/20/54[3]	140,000	144,533
FS Rialto Issuer LLC, Series 2022-FL4, Class A, 30 day USD SOFR Average + 1.900%, 6.273%, due 01/19/39[2,3]	358,348	358,348
GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, due 12/17/29[3]	61,000	61,840
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, due 10/15/31[3]	34,000	33,697
Series 2024-4A, Class C, 4.750%, due 11/15/30[3]	33,000	32,505
Series 2025-1A, Class C, 5.260%, due 03/15/31[3]	38,000	38,159
Series 2025-1A, Class B, 5.040%, due 02/15/31[3]	32,000	32,057
GoldenTree Loan Management U.S. CLO 4 Ltd., Series 2019-4A, Class ARR, 3 mo. USD Term SOFR + 1.150%, 5.447%, due 04/24/31[2,3]	304,138	304,742
Gracie Point International Funding LLC, Series 2024-1A, Class C,
90 day USD SOFR Average + 3.500%, 8.415%, due 03/01/28[2,3]	100,000	100,388
Series 2024-1A, Class A, 90 day USD SOFR Average + 1.700%, 6.615%, due 03/01/28[2,3]	108,000	108,278
GSAMP Trust, Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%, 4.705%, due 06/25/36[2]	418,541	406,820
HGI CRE CLO Ltd., Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%, 6.096%, due 04/20/37[2,3]	584,983	585,165
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[3]	42,423	41,770
Series 2022-2A, Class B, 4.740%, due 01/25/37[3]	46,252	45,652
Series 2024-1B, Class C, 6.620%, due 09/15/39[3]	42,902	43,296
Series 2024-1B, Class B, 5.990%, due 09/15/39[3]	18,386	18,536
Series 2024-2A, Class C, 5.990%, due 03/25/38[3]	103,336	104,180
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.820%, due 04/20/32[3]	114,000	115,257
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, due 05/20/32[3]	188,751	191,347
	Face amount[1]	Value
Asset-backed securities—(continued)
Island Finance Trust, Series 2025-1A, Class A, 6.540%, due 03/19/35[3]	100,000	$100,729
JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, 30 day USD SOFR Average + 2.100%, 6.473%, due 05/25/54[2,3]	95,000	95,713
Series 2024-HE1, Class M2, 30 day USD SOFR Average + 2.400%, 6.773%, due 08/25/54[2,3]	36,000	36,317
Series 2024-HE1, Class M1, 30 day USD SOFR Average + 2.000%, 6.373%, due 08/25/54[2,3]	47,000	47,296
KREF Ltd., Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.450%, 5.750%, due 02/17/39[2,3]	581,995	581,995
Lendmark Funding Trust, Series 2024-2A, Class A, 4.470%, due 02/21/34[3]	1,640,000	1,612,724
LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.414%, 5.721%, due 11/15/38[2,3]	322,307	321,502
M360 Ltd., Series 2021-CRE3, Class A, 1 mo. USD Term SOFR + 1.614%, 5.915%, due 11/22/38[2,3]	276,363	276,075
MCF CLO 10 Ltd., Series 2023-1A, Class C, 3 mo. USD Term SOFR + 4.200%, 8.502%, due 04/15/35[2,3]	820,000	824,870
MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/20/52[3]	173,643	176,875
MF1 Ltd., Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.350%, 5.650%, due 02/19/37[2,3]	550,669	550,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD Term SOFR + 0.819%, 5.130%, due 12/25/34[2]	120,702	115,938
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[3]	80,255	78,819
Series 2023-2A, Class C, 7.060%, due 11/20/40[3]	73,851	75,293
Series 2024-2A, Class C, 4.920%, due 03/20/42[3]	93,885	91,803
Series 2024-2A, Class B, 4.580%, due 03/20/42[3]	117,356	115,029
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, due 12/16/69[3]	197,773	174,336
Series 2021-FA, Class A, 1.110%, due 02/18/70[3]	143,723	125,909

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2021-GA, Class A, 1.580%, due 04/15/70[3]	158,926	$141,475
Series 2024-A, Class A, 5.660%, due 10/15/72[3]	204,246	206,679
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[3]	1,500,000	1,387,186
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[3]	2,250,000	2,277,997
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[3]	1,460,000	1,466,305
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[3]	816,445	819,875
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, due 11/25/31[3]	125,378	126,332
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[3]	1,410,000	1,429,141
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[3]	2,024,068	2,037,603
OWN Equipment Fund I LLC, Series 2024-2M, Class B, 6.430%, due 12/20/32[3]	134,090	134,479
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[3]	2,560,000	2,577,058
Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, due 10/15/31[3]	237,198	239,195
Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.080%, due 02/15/28[3]	179,000	173,384
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[3]	1,920,000	1,940,252
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[3]	1,790,000	1,757,245
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	3,000,000	3,078,752
Series 2023-5, Class A2, 6.310%, due 07/15/27	98,209	98,410
Series 2024-1, Class C, 5.450%, due 03/15/30	50,000	50,535
Series 2025-1, Class D, 5.430%, due 03/17/31	234,000	234,565
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD Term SOFR + 0.909%, 1.204%, due 03/25/35[2]	47,625	42,211
	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2006-1, Class M1, 1 mo. USD Term SOFR + 0.579%, 4.890%, due 03/25/36[2]	608,643	$586,418
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.510%, due 01/20/32[3]	68,000	68,761
Series 2024-1A, Class A2, 5.350%, due 06/21/27[3]	194,344	194,700
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class C, 1.950%, due 09/20/38[3]	38,495	37,181
Series 2021-2A, Class B, 1.800%, due 09/20/38[3]	16,312	15,810
Series 2022-2A, Class B, 5.040%, due 06/20/40[3]	73,553	72,823
Series 2023-2A, Class C, 7.300%, due 04/20/40[3]	58,454	59,808
Series 2023-3A, Class C, 7.120%, due 09/20/40[3]	66,675	68,059
Series 2024-1A, Class C, 5.940%, due 01/20/43[3]	66,421	66,635
Series 2024-2A, Class C, 5.830%, due 06/20/41[3]	85,266	85,395
Series 2024-3A, Class C, 5.320%, due 08/20/41[3]	180,406	179,536
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[3]	158,000	136,727
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.430%, due 12/22/31[3]	171,000	173,225
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[3]	950,000	958,714
Series 2023-3A, Class A2, 5.900%, due 10/25/48[3]	124,000	125,114
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[3]	1,345,454	1,202,682
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	9,829	9,791
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, due 07/30/54[3]	99,750	100,770
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[3]	1,020,000	1,022,188
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.049%, due 01/25/64[2,3]	79,022	79,415
Series 2024-CES1, Class A1A, 5.848%, due 01/25/64[2,3]	114,583	115,165
Series 2024-CES2, Class A1A, 6.125%, due 02/25/64[2,3]	180,435	181,660

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(concluded)
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, due 11/15/27[3]	200,000	$199,731
U.S. Bank NA, Series 2023-1, Class B, 6.789%, due 08/25/32[3]	125,622	127,470
U.S. Small Business Administration, Series 2005-20H, Class 1, 5.110%, due 08/01/25	11,712	11,706
Series 2007-20D, Class 1, 5.320%, due 04/01/27	81,413	80,763
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.369%, due 04/20/55[3,4]	72,000	72,448
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[3]	1,370,000	1,389,731
VMC Finance LLC, Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.900%, 6.262%, due 02/18/39[2,3]	272,392	271,266
Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, due 06/15/37[3]	239,331	240,003
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, due 11/15/30[3]	116,000	116,705
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[3]	679,011	705,441
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[3,4]	1,010,000	1,010,000
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, due 04/20/54[3]	155,000	160,758
Total asset-backed securities (cost—$64,066,935)		65,322,355
Corporate bonds—44.6%
Aerospace & defense—0.5%
Boeing Co. 2.196%, due 02/04/26	100,000	97,419
2.700%, due 02/01/27	100,000	95,723
2.750%, due 02/01/26	300,000	293,809
3.450%, due 11/01/28	200,000	188,445
5.930%, due 05/01/60	100,000	93,338
Goat Holdco LLC 6.750%, due 02/01/32[3]	105,000	104,648
L3Harris Technologies, Inc. 5.400%, due 07/31/33	110,000	110,128
Rolls-Royce PLC 5.750%, due 10/15/27[3]	200,000	202,976
RTX Corp. 5.750%, due 11/08/26	100,000	101,781
TransDigm, Inc. 6.375%, due 03/01/29[3]	55,000	55,551
	Face amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
6.625%, due 03/01/32[3]		35,000	$35,597
6.875%, due 12/15/30[3]		530,000	542,887
			1,922,302
Agriculture—0.4%
BAT Capital Corp. 6.343%, due 08/02/30		200,000	211,238
Cargill, Inc. 5.125%, due 10/11/32[3]		1,085,000	1,081,071
Imperial Brands Finance PLC 3.500%, due 07/26/26[3]		200,000	196,238
5.875%, due 07/01/34[3]		200,000	199,500
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.950%, due 04/20/35[3]		30,000	30,400
			1,718,447
Airlines—0.1%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.200%, due 06/15/28		188,850	178,825
Series 2015-2, Class AA, 3.600%, due 09/22/27		179,194	173,204
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.950%, due 05/15/28		230,500	209,008
Spirit Airlines Pass-Through Trust Series 2015-1A, 4.100%, due 04/01/28[5]		51,495	47,376
			608,413
Apparel—0.0%†
Birkenstock Financing SARL 5.250%, due 04/30/29[6]	EUR	100,000	105,426
Auto manufacturers—0.7%
Daimler Truck Finance North America LLC 2.000%, due 12/14/26[3]		200,000	190,146
Ford Motor Credit Co. LLC 3.375%, due 11/13/25		200,000	197,348
5.800%, due 03/05/27		200,000	201,838
6.500%, due 02/07/35		200,000	200,222
Hyundai Capital America 5.250%, due 01/08/27[3]		200,000	201,346
5.875%, due 04/07/25[3]		200,000	200,265
5.950%, due 09/21/26[3]		100,000	101,617
Jaguar Land Rover Automotive PLC 4.500%, due 07/15/28[6]	EUR	100,000	105,053
Nissan Motor Acceptance Co. LLC 2.000%, due 03/09/26[3,7]		100,000	96,122
2.750%, due 03/09/28[3]		200,000	181,960
Nissan Motor Co. Ltd. 3.522%, due 09/17/25[3]		200,000	197,371
4.810%, due 09/17/30[3]		200,000	186,449
Volkswagen Bank GmbH 2.500%, due 07/31/26[6]	EUR	700,000	721,598
			2,781,335

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—0.1%
Adient Global Holdings Ltd. 8.250%, due 04/15/31[3,7]		95,000	$98,526
ZF Europe Finance BV 3.000%, due 10/23/29[6]	EUR	100,000	94,922
			193,448
Banks—13.6%
ABN AMRO Bank NV (fixed, converts to FRN on 12/03/34), 5.515%, due 12/03/35[2,3]		200,000	196,971
(fixed, converts to FRN on 10/13/25), 6.575%, due 10/13/26[2,3]		200,000	202,026
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[2,3]		1,700,000	1,698,134
5.398%, due 11/29/27[3]		1,680,000	1,712,059
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 01/14/32), 7.750%, due 01/14/32[2,8]		200,000	199,992
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, due 12/10/29[3]		10,000	9,979
Banco Santander SA 4.379%, due 04/12/28		200,000	195,897
Bangkok Bank PCL 5.650%, due 07/05/34[3]		25,000	25,290
Bank of America Corp. (fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[2]		200,000	177,257
(fixed, converts to FRN on 04/24/27), 3.705%, due 04/24/28[2]		100,000	97,583
(fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]		200,000	196,449
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,7,8]		200,000	194,047
(fixed, converts to FRN on 04/27/27), 4.376%, due 04/27/28[2]		250,000	247,575
(fixed, converts to FRN on 07/22/27), 4.948%, due 07/22/28[2]		90,000	90,281
(fixed, converts to FRN on 01/20/26), 5.080%, due 01/20/27[2]		200,000	200,600
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[2]		200,000	205,547
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]		1,760,000	1,717,169
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[2,8]		170,000	162,304
(fixed, converts to FRN on 03/14/29), 4.975%, due 03/14/30[2]		200,000	200,815
Bank of New Zealand 4.846%, due 02/07/28[3]		1,390,000	1,393,126
Bank of Nova Scotia 5.350%, due 12/07/26		170,000	172,209
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Banque Federative du Credit Mutuel SA 4.753%, due 07/13/27[3]	200,000	$199,344
Barclays PLC 4.836%, due 05/09/28	270,000	266,990
(fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[2]	200,000	199,265
(fixed, converts to FRN on 11/02/32), 7.437%, due 11/02/33[2]	400,000	442,627
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[2,8]	200,000	208,424
BNP Paribas SA (fixed, converts to FRN on 01/12/27), 4.625%, due 01/12/27[2,3,8]	200,000	190,045
(fixed, converts to FRN on 05/20/29), 5.497%, due 05/20/30[2,3]	200,000	201,381
BPCE SA (fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3,7]	250,000	260,898
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]	200,000	203,154
Citibank NA 5.864%, due 09/29/25[7]	100,000	100,808
Citigroup, Inc. Series X, (fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[2,7,8]	128,000	125,337
(fixed, converts to FRN on 01/24/35), 6.020%, due 01/24/36[2]	205,000	205,809
Citizens Financial Group, Inc. Series B, 3 mo. USD Term SOFR + 3.265%, 7.561%, due 04/06/25[2,8]	60,000	59,550
Series C, 3 mo. USD Term SOFR + 3.419%, 7.715%, due 04/06/25[2,8]	80,000	79,405
Comerica Bank 4.000%, due 07/27/25	1,020,000	1,014,873
(fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,690,000	1,611,316
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]	200,000	203,903
Deutsche Bank AG (fixed, converts to FRN on 09/11/34), 5.403%, due 09/11/35[2]	150,000	144,040
(fixed, converts to FRN on 02/08/27), 5.706%, due 02/08/28[2]	200,000	202,463
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[2]	200,000	210,653
Fifth Third Bancorp (fixed, converts to FRN on 11/01/26), 1.707%, due 11/01/27[2]	40,000	37,893
(fixed, converts to FRN on 04/25/32), 4.337%, due 04/25/33[2]	105,000	97,836

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	35,000	$34,428
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	2,430,000	2,514,792
Series H, 3 mo. USD Term SOFR + 3.295%, 7.623%, due 03/03/25[2,8]	115,000	114,637
Goldman Sachs Bank USA 1 day USD SOFR + 0.770%, 5.151%, due 03/18/27[2]	200,000	200,329
1 day USD SOFR + 0.750%, 5.202%, due 05/21/27[2]	250,000	250,444
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[2]	100,000	95,232
(fixed, converts to FRN on 04/22/31), 2.615%, due 04/22/32[2]	245,000	210,344
3.500%, due 04/01/25	100,000	99,824
Series U, (fixed, converts to FRN on 08/10/26), 3.650%, due 08/10/26[2,8]	45,000	43,254
Series T, (fixed, converts to FRN on 05/10/26), 3.800%, due 05/10/26[2,7,8]	20,000	19,418
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[2,8]	50,000	48,320
Series Y, (fixed, converts to FRN on 11/10/34), 6.125%, due 11/10/34[2,8]	70,000	68,373
3 mo. USD Term SOFR + 2.012%, 6.312%, due 10/28/27[2]	200,000	205,328
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[2,8]	95,000	99,472
Grupo Aval Ltd. 4.375%, due 02/04/30[3]	70,000	62,461
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	2,000,000	1,768,751
(fixed, converts to FRN on 09/09/31), 4.700%, due 03/09/31[2,7,8]	200,000	178,278
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[2]	200,000	198,860
(fixed, converts to FRN on 03/09/33), 6.254%, due 03/09/34[2]	600,000	626,611
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	1,205,000	1,276,111
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	830,000	820,818
Series G, (fixed, converts to FRN on 10/15/27), 4.450%, due 10/15/27[2,8]	50,000	48,043
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series F, (fixed, converts to FRN on 07/15/30), 5.625%, due 07/15/30[2,8]	19,000	$18,610
(fixed, converts to FRN on 02/02/34), 5.709%, due 02/02/35[2]	85,000	85,068
Huntington National Bank 5.650%, due 01/10/30	1,645,000	1,677,824
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,800,000	1,797,119
(fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[2,8]	227,000	209,153
Series NC10, (fixed, converts to FRN on 11/16/31), 4.250%, due 05/16/31[2,7,8]	200,000	166,074
(fixed, converts to FRN on 03/19/29), 5.335%, due 03/19/30[2]	200,000	201,309
(fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,8]	200,000	199,150
1 day USD SOFR Index + 1.560%, 5.962%, due 09/11/27[2]	200,000	202,677
Intesa Sanpaolo SpA Series XR, 4.000%, due 09/23/29[3]	200,000	189,256
7.200%, due 11/28/33[3]	200,000	218,877
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[2]	200,000	189,801
(fixed, converts to FRN on 06/01/27), 2.182%, due 06/01/28[2]	250,000	235,728
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[2]	200,000	192,872
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[2]	200,000	192,777
(fixed, converts to FRN on 01/29/26), 3.960%, due 01/29/27[2]	100,000	99,328
Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[2,8]	16,000	16,000
(fixed, converts to FRN on 07/24/28), 5.299%, due 07/24/29[2]	200,000	202,578
(fixed, converts to FRN on 10/22/26), 6.070%, due 10/22/27[2]	200,000	204,561
Series CC, 3 mo. USD Term SOFR + 2.842%, 7.413%, due 05/01/25[2,8]	45,000	45,535
KeyBank NA 5.850%, due 11/15/27	1,435,000	1,470,570
Lloyds Bank PLC 7.500%, due 04/02/32[2,6]	800,000	531,088
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,785,000	1,741,642
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	810,000	913,514

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 03/27/30), 8.000%, due 09/27/29[2,7,8]		200,000	$209,632
M&T Bank Corp. Series I, (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[2,8]		190,000	179,064
(fixed, converts to FRN on 03/13/31), 6.082%, due 03/13/32[2]		45,000	46,325
Series G, (fixed, converts to FRN on 08/01/29), 7.014%, due 08/01/25[2,8]		56,000	55,674
Mitsubishi UFJ Financial Group, Inc. 2.193%, due 02/25/25		200,000	199,708
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[2]		200,000	186,149
(fixed, converts to FRN on 07/10/29), 5.382%, due 07/10/30[2]		200,000	202,187
Morgan Stanley 3.591%, due 07/22/28[2]		300,000	290,443
(fixed, converts to FRN on 03/21/29), 3.790%, due 03/21/30[2]	EUR	100,000	106,780
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]		200,000	201,158
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[2]		200,000	203,031
(fixed, converts to FRN on 01/18/34), 5.466%, due 01/18/35[2]		45,000	44,901
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]		1,380,000	1,465,881
Morgan Stanley Bank NA 1 day USD SOFR + 1.080%, 5.452%, due 01/14/28[2]		250,000	251,734
(fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[2]		250,000	253,579
NatWest Group PLC (fixed, converts to FRN on 11/28/30), 3.032%, due 11/28/35[2]		550,000	477,236
(fixed, converts to FRN on 05/22/27), 3.073%, due 05/22/28[2]		200,000	191,961
(fixed, converts to FRN on 12/28/31), 4.600%, due 06/28/31[2,8]		200,000	172,396
1 day USD SOFR + 1.300%, 5.782%, due 11/15/28[2]		1,220,000	1,234,677
(fixed, converts to FRN on 03/02/33), 6.016%, due 03/02/34[2]		200,000	205,524
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]		1,370,000	1,396,669
Nordea Bank Abp 1.500%, due 09/30/26[3]		200,000	189,908
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,8]		304,000	288,653
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[2,7,8]	22,000	$21,835
Series W, (fixed, converts to FRN on 03/15/30), 6.250%, due 03/15/30[2,7,8]	75,000	75,334
(fixed, converts to FRN on 10/20/33), 6.875%, due 10/20/34[2]	85,000	93,135
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[2]	1,200,000	1,143,531
(fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2,7]	1,140,000	1,146,147
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	970,000	1,002,572
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[2]	100,000	103,557
(fixed, converts to FRN on 11/21/25), 6.833%, due 11/21/26[2]	400,000	405,732
Skandinaviska Enskilda Banken AB (fixed, converts to FRN on 05/13/25), 5.125%, due 05/13/25[2,6,8]	200,000	199,790
5.375%, due 03/05/29[3]	885,000	897,144
Societe Generale SA (fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[2,3]	300,000	312,346
Standard Chartered Bank 4.853%, due 12/03/27	250,000	250,640
Standard Chartered PLC (fixed, converts to FRN on 07/06/26), 6.187%, due 07/06/27[2,3]	100,000	101,540
State Street Corp. (fixed, converts to FRN on 02/06/25), 1.746%, due 02/06/26[2]	115,000	114,969
(fixed, converts to FRN on 03/30/25), 2.901%, due 03/30/26[2]	80,000	79,757
(fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	740,000	761,777
Sumitomo Mitsui Financial Group, Inc. 1.902%, due 09/17/28	200,000	180,398
3.010%, due 10/19/26	50,000	48,662
5.316%, due 07/09/29	200,000	202,710
Svenska Handelsbanken AB 5.250%, due 06/15/26[3,7]	250,000	252,447
Toronto-Dominion Bank 5.532%, due 07/17/26	85,000	86,054
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,720,000	1,694,280
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[2,8]	15,000	14,422
(fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[2]	200,000	194,731

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
(fixed, converts to FRN on 06/08/33), 5.867%, due 06/08/34[2]		170,000	$173,328
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]		770,000	802,094
Series N, (fixed, converts to FRN on 09/01/29), 6.669%, due 03/01/25[2,8]		110,000	109,436
U.S. Bancorp Series N, (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[2,7,8]		445,000	421,897
(fixed, converts to FRN on 02/01/33), 4.839%, due 02/01/34[2]		200,000	191,933
Wells Fargo & Co. (fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27[2]		200,000	195,886
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]		1,915,000	1,689,709
Series BB, (fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[2,8]		115,000	112,989
(fixed, converts to FRN on 07/25/28), 5.574%, due 07/25/29[2]		200,000	203,769
(fixed, converts to FRN on 10/23/33), 6.491%, due 10/23/34[2]		220,000	234,534
Wells Fargo Bank NA 5.450%, due 08/07/26		100,000	101,259
5.550%, due 08/01/25		100,000	100,439
			57,320,616
Beverages—0.1%
Constellation Brands, Inc. 4.800%, due 01/15/29		100,000	99,384
JDE Peet's NV 4.500%, due 01/23/34[6]	EUR	200,000	218,310
			317,694
Biotechnology—0.1%
Amgen, Inc. 5.750%, due 03/02/63		240,000	231,544
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30		300,000	250,783
			482,327
Building materials—0.1%
Cemex SAB de CV (fixed, converts to FRN on 06/14/28), 9.125%, due 03/14/28[2,3,8]		90,000	92,722
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, due 12/15/30[3]		245,000	247,813
JELD-WEN, Inc. 7.000%, due 09/01/32[3,7]		45,000	42,891
			383,426
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—0.1%
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[3]		200,000	$170,530
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[3]		65,000	61,617
9.750%, due 11/15/28[3]		165,000	174,688
Sociedad Quimica y Minera de Chile SA 5.500%, due 09/10/34[3]		20,000	19,020
WR Grace Holdings LLC 4.875%, due 06/15/27[3]		110,000	107,528
			533,383
Commercial services—0.9%
Ashtead Capital, Inc. 5.500%, due 08/11/32[3]		1,700,000	1,685,957
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[3,7]		805,000	831,409
Block, Inc. 6.500%, due 05/15/32[3]		200,000	204,422
Boost Newco Borrower LLC 7.500%, due 01/15/31[3]		235,000	246,017
Champions Financing, Inc. 8.750%, due 02/15/29[3,7]		80,000	76,406
Duke University Series 2020, 2.682%, due 10/01/44		300,000	213,519
Emory University Series 2020, 2.143%, due 09/01/30		200,000	175,480
Equifax, Inc. 4.800%, due 09/15/29		200,000	198,208
Verisure Midholding AB 5.250%, due 02/15/29[6]	EUR	100,000	104,420
			3,735,838
Cosmetics/personal care—0.0%†
Perrigo Finance Unlimited Co. 6.125%, due 09/30/32[7]		20,000	19,612
Diversified financial services—2.6%
Acadian Asset Management, Inc. 4.800%, due 07/27/26		755,000	744,479
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, due 04/03/26		200,000	199,193
5.100%, due 01/19/29		50,000	50,067
Ally Financial, Inc. 2.200%, due 11/02/28		200,000	180,039
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[2,7,8]		104,000	94,490
(fixed, converts to FRN on 01/17/30), 5.543%, due 01/17/31[2]		40,000	39,823
(fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]		1,285,000	1,343,467

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
American Express Co. Series D, (fixed, converts to FRN on 09/15/26), 3.550%, due 09/15/26[2,7,8]	140,000	$134,972
(fixed, converts to FRN on 04/23/26), 5.645%, due 04/23/27[2]	200,000	202,175
(fixed, converts to FRN on 10/30/25), 6.338%, due 10/30/26[2]	200,000	202,288
Aviation Capital Group LLC 5.375%, due 07/15/29[3]	200,000	200,529
6.250%, due 04/15/28[3]	200,000	206,553
Avolon Holdings Funding Ltd. 5.750%, due 03/01/29[3]	200,000	202,026
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[3]	1,805,000	1,946,364
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,700,000	1,699,004
(fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[2]	100,000	101,666
(fixed, converts to FRN on 07/26/34), 5.884%, due 07/26/35[2]	110,000	111,128
(fixed, converts to FRN on 01/30/35), 6.183%, due 01/30/36[2]	110,000	110,481
Charles Schwab Corp. Series I, (fixed, converts to FRN on 06/01/26), 4.000%, due 06/01/26[2,8]	132,000	128,817
Series H, (fixed, converts to FRN on 12/01/30), 4.000%, due 12/01/30[2,8]	256,000	227,207
Series K, (fixed, converts to FRN on 06/01/27), 5.000%, due 06/01/27[2,8]	55,000	54,001
Series G, (fixed, converts to FRN on 06/01/25), 5.375%, due 06/01/25[2,8]	15,000	14,937
Lazard Group LLC 4.375%, due 03/11/29	100,000	97,315
Lehman Brothers Holdings, Inc. 0.000%, due 01/24/13[5]	4,500,000	3,600
0.000%, due 12/30/13[5]	1,900,000	1,520
0.000%, due 12/30/49[5]	900,000	720
Nationstar Mortgage Holdings, Inc. 6.500%, due 08/01/29[3]	130,000	130,298
Navient Corp. 5.500%, due 03/15/29[7]	160,000	153,377
Nomura Holdings, Inc. 1 day USD SOFR + 1.250%, 5.621%, due 07/02/27[2]	200,000	201,682
OneMain Finance Corp. 7.125%, due 11/15/31	130,000	133,695
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[3]	1,660,000	1,650,173
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
PennyMac Financial Services, Inc. 7.125%, due 11/15/30[3]		155,000	$158,590
XP, Inc. 6.750%, due 07/02/29[3]		35,000	34,850
			10,759,526
Electric—5.0%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[3]		262,000	217,558
AES Corp. 2.450%, due 01/15/31[7]		200,000	167,423
Alexander Funding Trust II 7.467%, due 07/31/28[3]		1,475,000	1,561,878
Algonquin Power & Utilities Corp. 5.365%, due 06/15/26		200,000	201,002
Alliant Energy Finance LLC 5.950%, due 03/30/29[3]		100,000	102,562
Alpha Generation LLC 6.750%, due 10/15/32[3]		150,000	151,666
Ameren Corp. 5.000%, due 01/15/29		200,000	199,998
American Electric Power Co., Inc. 5.950%, due 11/01/32		195,000	201,178
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[2]		135,000	138,398
Appalachian Power Co. Series AA,
2.700%, due 04/01/31[7]		200,000	174,355
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[3]		1,495,000	1,416,181
AusNet Services Holdings Pty. Ltd. (fixed, converts to FRN on 09/11/26), 1.625%, due 03/11/81[2,6]	EUR	100,000	100,543
Avangrid, Inc. 3.800%, due 06/01/29		200,000	190,096
Black Hills Corp. 2.500%, due 06/15/30		200,000	175,192
CenterPoint Energy Houston Electric LLC 5.200%, due 10/01/28		200,000	202,873
CenterPoint Energy, Inc. (fixed, converts to FRN on 05/15/30), 6.700%, due 05/15/55[2]		170,000	169,059
Comision Federal de Electricidad 5.700%, due 01/24/30[3]		30,000	28,930
6.450%, due 01/24/35[3]		30,000	28,275
Constellation Energy Generation LLC 6.125%, due 01/15/34		200,000	207,930
6.500%, due 10/01/53		50,000	52,443
Dominion Energy, Inc. Series C, 2.250%, due 08/15/31		200,000	167,177
Series C, (fixed, converts to FRN on 04/15/27), 4.350%, due 01/15/27[2,8]		60,000	58,239

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
5.375%, due 11/15/32		270,000	$270,733
(fixed, converts to FRN on 05/15/35), 6.625%, due 05/15/55[2]		125,000	126,231
DTE Energy Co. 5.100%, due 03/01/29		300,000	300,989
Duke Energy Corp.
(fixed, converts to FRN on 09/01/34), 6.450%, due 09/01/54[2]		70,000	70,215
Duke Energy Progress LLC 2.000%, due 08/15/31[7]		1,200,000	1,002,026
Edison International Series B, (fixed, converts to FRN on 03/15/27), 5.000%, due 12/15/26[2,8]		95,000	85,217
Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[2,8]		1,810,000	1,666,935
5.450%, due 06/15/29[7]		200,000	189,086
Electricite de France SA (fixed, converts to FRN on 09/17/35), 7.375%, due 06/17/35[2,6,8]	GBP	100,000	126,740
(fixed, converts to FRN on 12/06/28), 7.500%, due 09/06/28[2,6,8]	EUR	200,000	229,056
Elia Group SA (fixed, converts to FRN on 06/15/28), 5.850%, due 03/15/28[2,6,8]		100,000	108,927
EPH Financing International AS 6.651%, due 11/13/28[6]		200,000	221,097
Evergy, Inc. (fixed, converts to FRN on 06/01/30), 6.650%, due 06/01/55[2]		75,000	75,064
Eversource Energy 5.950%, due 02/01/29		100,000	103,027
Exelon Corp. 2.750%, due 03/15/27		200,000	192,098
5.150%, due 03/15/29		200,000	201,445
FIEMEX Energia—Banco Actinver SA Institucion de Banca Multiple 7.250%, due 01/31/41[3]		9,943	9,644
Georgia Power Co. 5.004%, due 02/23/27		200,000	201,669
1 day USD SOFR Index + 0.750%, 5.239%, due 05/08/25[2]		200,000	200,308
IPALCO Enterprises, Inc. 4.250%, due 05/01/30		200,000	189,754
Lightning Power LLC 7.250%, due 08/15/32[3]		150,000	154,929
MidAmerican Energy Co. 3.650%, due 04/15/29		1,400,000	1,337,970
Monongahela Power Co. 3.550%, due 05/15/27[3]		1,800,000	1,753,006
National Rural Utilities Cooperative Finance Corp. 4.800%, due 03/15/28[7]		100,000	100,293
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Nevada Power Co. (fixed, converts to FRN on 05/15/30), 6.250%, due 05/15/55[2,4]		10,000	$10,033
New York State Electric & Gas Corp. 2.150%, due 10/01/31[3]		1,400,000	1,153,342
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27		300,000	292,893
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[3]		300,000	291,473
NRG Energy, Inc. 3.625%, due 02/15/31[3]		60,000	52,863
3.875%, due 02/15/32[3]		3,000	2,635
6.000%, due 02/01/33[3]		25,000	24,426
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,3,8]		335,000	371,494
Orsted AS (fixed, converts to FRN on 12/08/28), 5.250%, due 12/08/3022[2,6,8]	EUR	200,000	212,148
Pacific Gas & Electric Co. 3.150%, due 01/01/26		100,000	98,154
4.950%, due 07/01/50		52,830	43,490
5.550%, due 05/15/29		200,000	199,332
6.400%, due 06/15/33		200,000	206,017
6.950%, due 03/15/34		100,000	106,312
PacifiCorp 2.700%, due 09/15/30		100,000	87,912
5.100%, due 02/15/29		200,000	201,268
Pinnacle West Capital Corp.
1 day USD SOFR + 0.820%, 5.230%, due 06/10/26[2]		200,000	200,955
Sempra (fixed, converts to FRN on 10/01/34), 6.400%, due 10/01/54[2]		70,000	67,426
Southern California Edison Co. 5.150%, due 06/01/29		200,000	197,619
5.850%, due 11/01/27		100,000	101,087
5.950%, due 11/01/32		775,000	780,298
Southern Co. Series A, 3.700%, due 04/30/30		200,000	187,954
Series B, (fixed, converts to FRN on 01/15/26), 4.000%, due 01/15/51[2]		435,000	428,419
Southwestern Electric Power Co. Series M, 4.100%, due 09/15/28		200,000	194,826
SSE PLC (fixed, converts to FRN on 04/21/28), 4.000%, due 01/21/28[2,6,8]	EUR	100,000	104,409
Vattenfall AB (fixed, converts to FRN on 08/17/28), 6.875%, due 08/17/83[2,6]	GBP	100,000	127,050
Vistra Operations Co. LLC 4.375%, due 05/01/29[3]		30,000	28,471
5.500%, due 09/01/26[3]		10,000	9,996
6.875%, due 04/15/32[3]		550,000	565,898

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
WEC Energy Group, Inc. 1.800%, due 10/15/30		69,000	$58,033
			21,235,648
Electronics—0.1%
Arrow Electronics, Inc. 5.150%, due 08/21/29		200,000	199,618
Honeywell International, Inc. 4.125%, due 11/02/34	EUR	200,000	218,913
TD SYNNEX Corp. 6.100%, due 04/12/34		100,000	102,776
			521,307
Energy-alternate sources—0.5%
FS Luxembourg SARL 8.875%, due 02/12/31[3]		40,000	40,750
NextEra Energy Partners LP 0.000%, due 11/15/25[3,7,9]		760,000	721,802
2.500%, due 06/15/26[3,7]		1,540,000	1,460,670
			2,223,222
Engineering & construction—0.1%
Abertis Infraestructuras Finance BV (fixed, converts to FRN on 02/24/26), 3.248%, due 11/24/25[2,6,8]		EUR 100,000	103,423
Sydney Airport Finance Co. Pty. Ltd. 3.375%, due 04/30/25[3]		300,000	298,813
			402,236
Entertainment—0.4%
Banijay Entertainment SAS 7.000%, due 05/01/29[6]	EUR	100,000	109,084
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./ Millennium Op 5.250%, due 07/15/29		110,000	106,066
Churchill Downs, Inc. 6.750%, due 05/01/31[3]		260,000	264,414
Cirsa Finance International SARL 7.875%, due 07/31/28[6]	EUR	200,000	219,091
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[3]		225,000	214,535
Warnermedia Holdings, Inc. 4.054%, due 03/15/29		300,000	281,639
5.050%, due 03/15/42		725,000	583,500
			1,778,329
Environmental control—0.0%†
Ambipar Lux SARL 9.875%, due 02/06/31[3]		20,000	20,037
Food—0.2%
Bellis Acquisition Co. PLC 8.125%, due 05/14/30[6]	GBP	100,000	118,782
Campbell's Co. 5.400%, due 03/21/34[7]		120,000	119,560
	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.500%, due 12/01/52		45,000	$45,879
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.375%, due 02/25/55[3]		85,000	86,068
Kroger Co. 5.400%, due 01/15/49		115,000	108,329
Minerva Luxembourg SA 8.875%, due 09/13/33[3]		45,000	47,362
Post Holdings, Inc. 6.250%, due 02/15/32[3]		75,000	75,056
Sysco Corp. 6.600%, due 04/01/50		184,000	200,170
			801,206
Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA 4.200%, due 01/29/30[3,7]		25,000	23,310
Gas—0.5%
APA Infrastructure Ltd.
(fixed, converts to FRN on 02/09/29), 7.125%, due 11/09/83[2,6]	EUR	100,000	114,114
National Fuel Gas Co. 2.950%, due 03/01/31		300,000	259,632
NiSource, Inc. 3.600%, due 05/01/30		200,000	187,301
Southern California Gas Co. 2.950%, due 04/15/27		100,000	96,132
5.050%, due 09/01/34		1,100,000	1,072,338
Southwest Gas Corp. 4.050%, due 03/15/32		200,000	184,768
			1,914,285
Healthcare-products—0.1%
Bausch & Lomb Corp. 8.375%, due 10/01/28[3]		100,000	104,696
Medline Borrower LP 3.875%, due 04/01/29[3]		245,000	228,611
Zimmer Biomet Holdings, Inc. 5.350%, due 12/01/28		200,000	203,249
			536,556
Healthcare-services—0.3%
Centene Corp. 2.625%, due 08/01/31		300,000	248,243
Cigna Group 4.375%, due 10/15/28		200,000	196,541
HCA, Inc. 3.125%, due 03/15/27		200,000	192,984
4.125%, due 06/15/29		49,000	46,989
5.450%, due 04/01/31		60,000	60,294
5.500%, due 06/01/33		95,000	94,443
Icon Investments Six DAC 5.809%, due 05/08/27		200,000	203,541

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Molina Healthcare, Inc. 6.250%, due 01/15/33[3]	50,000	$49,641
		1,092,676
Holding companies-divers—0.0%†
Benteler International AG 10.500%, due 05/15/28[3]	90,000	95,684
Home builders—0.0%†
Beazer Homes USA, Inc. 7.250%, due 10/15/29[7]	105,000	106,298
Insurance—6.6%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer 6.750%, due 04/15/28[3]	315,000	318,326
7.000%, due 01/15/31[3]	225,000	228,945
American National Global Funding 5.550%, due 01/28/30[3]	455,000	457,029
American National Group, Inc. 5.750%, due 10/01/29	399,000	399,755
Arthur J Gallagher & Co. 5.550%, due 02/15/55	45,000	42,891
Athene Global Funding 4.721%, due 10/08/29[3]	870,000	847,006
1 day USD SOFR Index + 1.030%, 5.468%, due 08/27/26[2,3]	100,000	100,348
5.583%, due 01/09/29[3]	200,000	202,150
5.684%, due 02/23/26[3]	200,000	201,990
Athene Holding Ltd. 6.650%, due 02/01/33	1,065,000	1,123,938
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2,7]	1,690,000	1,738,018
Corebridge Global Funding 5.750%, due 07/02/26[3]	100,000	101,450
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	2,165,000	2,087,032
(fixed, converts to FRN on 09/01/25), 5.750%, due 09/01/40[2]	130,000	129,115
Enstar Group Ltd. 4.950%, due 06/01/29	1,850,000	1,814,887
Equitable Holdings, Inc. 4.350%, due 04/20/28	300,000	295,284
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,715,000	2,828,775
F&G Global Funding 5.875%, due 06/10/27[3]	100,000	101,502
Fidelity National Financial, Inc. 3.400%, due 06/15/30	67,000	60,991
GA Global Funding Trust 5.200%, due 12/09/31[3,7]	300,000	293,543
Global Atlantic Fin Co. 7.950%, due 06/15/33[3]	1,360,000	1,518,577
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[2,3]	600,000	627,527
	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(concluded)
HUB International Ltd. 7.250%, due 06/15/30[3]	475,000	$491,140
Liberty Mutual Group, Inc. (fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[2,3]	110,000	105,227
MassMutual Global Funding II 1 day USD SOFR + 0.980%, 5.351%, due 07/10/26[2,3]	200,000	201,614
Metropolitan Life Global Funding I 4.300%, due 08/25/29[3]	1,120,000	1,092,342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[2,3]	1,000,000	1,015,070
Mutual of Omaha Cos Global Funding 5.350%, due 04/09/27[3]	250,000	252,524
Northwestern Mutual Global Funding 4.350%, due 09/15/27[3]	985,000	978,390
Pacific Life Global Funding II 5.500%, due 07/18/28[3]	100,000	102,112
Panther Escrow Issuer LLC 7.125%, due 06/01/31[3]	130,000	133,129
Protective Life Global Funding 5.215%, due 06/12/29[3]	200,000	201,674
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[2]	70,000	65,996
(fixed, converts to FRN on 03/15/34), 6.500%, due 03/15/54[2]	50,000	50,804
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	2,105,000	2,113,374
RGA Global Funding 6.000%, due 11/21/28[3]	200,000	206,668
SiriusPoint Ltd. 7.000%, due 04/05/29	1,025,000	1,054,810
Stewart Information Services Corp. 3.600%, due 11/15/31	1,215,000	1,066,307
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[2,3]	3,400,000	3,359,200
		28,009,460
Internet—0.1%
Expedia Group, Inc. 3.800%, due 02/15/28	100,000	97,057
6.250%, due 05/01/25[3]	196,000	196,016
Uber Technologies, Inc. 5.350%, due 09/15/54	180,000	166,445
		459,518
Investment companies—2.6%
Abu Dhabi Developmental Holding Co. PJSC 4.375%, due 10/02/31[3]	200,000	191,937
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[7]	565,000	588,373

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Investment companies—(concluded)
Blackstone Private Credit Fund 6.000%, due 01/29/32		55,000	$54,455
7.300%, due 11/27/28		1,975,000	2,089,875
Blue Owl Capital Corp. 2.875%, due 06/11/28		1,100,000	1,006,807
Blue Owl Credit Income Corp. 7.750%, due 09/16/27		950,000	996,516
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28[3]		505,000	506,792
FS KKR Capital Corp. 7.875%, due 01/15/29		2,390,000	2,547,229
Golub Capital BDC, Inc. 7.050%, due 12/05/28		200,000	208,126
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34[3]		1,400,000	1,362,783
Oaktree Strategic Credit Fund 6.500%, due 07/23/29		1,365,000	1,389,601
			10,942,494
Iron & steel—0.1%
Cleveland-Cliffs, Inc. 6.875%, due 11/01/29[3]		35,000	35,108
7.000%, due 03/15/32[3,7]		50,000	49,877
7.375%, due 05/01/33[3]		50,000	49,724
CSN Inova Ventures 6.750%, due 01/28/28[3,7]		145,000	137,786
Metinvest BV 7.650%, due 10/01/27[3]		25,000	18,500
7.750%, due 10/17/29[3]		110,000	78,100
Vale Overseas Ltd. 6.400%, due 06/28/54		20,000	19,791
			388,886
Leisure time—0.0%†
Viking Cruises Ltd. 7.000%, due 02/15/29[3]		105,000	106,007
Lodging—0.2%
Las Vegas Sands Corp. 6.000%, due 08/15/29		200,000	202,774
6.200%, due 08/15/34		55,000	55,383
Marriott International, Inc. 5.550%, due 10/15/28		200,000	204,534
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[3]		105,000	102,473
Wynn Macau Ltd. 5.500%, due 01/15/26[3]		75,000	74,775
			639,939
Machinery-diversified—0.1%
TK Elevator Midco GmbH 4.375%, due 07/15/27[6]	EUR	200,000	207,263
Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, due 08/15/30[3]		190,000	172,861
4.750%, due 03/01/30[3]		65,000	60,207
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
4.750%, due 02/01/32[3]		120,000	$106,782
7.375%, due 03/01/31[3]		1,300,000	1,330,945
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		200,000	177,337
3.500%, due 06/01/41		200,000	138,580
3.900%, due 06/01/52		100,000	64,274
4.800%, due 03/01/50		565,000	425,369
Fox Corp. 5.576%, due 01/25/49		310,000	287,726
6.500%, due 10/13/33		170,000	179,438
McGraw-Hill Education, Inc. 5.750%, due 08/01/28[3]		135,000	132,879
Sirius XM Radio LLC 3.875%, due 09/01/31[3,7]		55,000	47,364
			3,123,762
Mining—0.0%†
Corp. Nacional del Cobre de Chile 3.150%, due 01/14/30[3,7]		125,000	111,813
Office & business equipment—0.0%†
Zebra Technologies Corp. 6.500%, due 06/01/32[3]		55,000	56,250
Oil & gas—0.7%
3R Lux SARL 9.750%, due 02/05/31[3]		30,000	31,266
BP Capital Markets PLC (fixed, converts to FRN on 06/22/26), 3.250%, due 03/22/26[2,6,8]	EUR	200,000	206,860
Canadian Natural Resources Ltd. 5.000%, due 12/15/29[3]		100,000	98,813
Continental Resources, Inc. 5.750%, due 01/15/31[3]		200,000	200,310
Crescent Energy Finance LLC 7.375%, due 01/15/33[3]		20,000	19,965
Diamondback Energy, Inc. 5.750%, due 04/18/54		65,000	61,030
6.250%, due 03/15/53		85,000	84,988
Ecopetrol SA 4.625%, due 11/02/31		50,000	41,628
5.875%, due 05/28/45		65,000	45,493
8.375%, due 01/19/36		20,000	19,410
EOG Resources, Inc. 5.650%, due 12/01/54		60,000	58,273
FORESEA Holding SA 7.500%, due 06/15/30[6]		20,272	19,521
Gran Tierra Energy, Inc. 9.500%, due 10/15/29[3]		45,000	42,413
Hilcorp Energy I LP/Hilcorp Finance Co. 6.875%, due 05/15/34[3]		90,000	86,804
KazMunayGas National Co. JSC 5.750%, due 04/19/47[3]		65,000	55,557
Medco Bell Pte. Ltd. 6.375%, due 01/30/27[3]		55,000	55,440

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Pertamina Persero PT 6.450%, due 05/30/44[3]		40,000	$41,062
Petrobras Global Finance BV 6.000%, due 01/13/35		20,000	18,768
6.500%, due 07/03/33[7]		40,000	40,194
Petroleos Mexicanos 6.350%, due 02/12/48		85,000	55,977
6.750%, due 09/21/47		55,000	37,648
7.690%, due 01/23/50		60,000	44,760
Pioneer Natural Resources Co. 5.100%, due 03/29/26		100,000	100,714
Raizen Fuels Finance SA 6.950%, due 03/05/54[3]		30,000	29,010
Saudi Arabian Oil Co. 5.750%, due 07/17/54[3]		30,000	28,037
SierraCol Energy Andina LLC 6.000%, due 06/15/28[3]		30,000	27,795
Sunoco LP 7.000%, due 05/01/29[3]		1,185,000	1,224,822
			2,776,558
Packaging & containers—0.1%
Mauser Packaging Solutions Holding Co. 7.875%, due 04/15/27[3]		280,000	285,309
WRKCo, Inc. 4.900%, due 03/15/29		100,000	99,628
			384,937
Pharmaceuticals—0.7%
Bayer AG
(fixed, converts to FRN on 09/25/30), 5.375%, due 03/25/82[2,6]	EUR	100,000	103,197
Bayer U.S. Finance LLC 6.125%, due 11/21/26[3]		400,000	407,584
CVS Health Corp. 5.625%, due 02/21/53		30,000	26,924
6.050%, due 06/01/54		85,000	80,951
CVS Pass-Through Trust Series 2013, 4.704%, due 01/10/36[3]		2,249,713	2,090,206
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33		200,000	194,414
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	EUR	200,000	211,248
			3,114,524
Pipelines—1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[3]		90,000	87,990
6.625%, due 02/01/32[3]		315,000	321,745
Cheniere Energy Partners LP 3.250%, due 01/31/32		200,000	173,514
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.500%, due 12/15/33[3]		180,000	190,058
	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Eastern Energy Gas Holdings LLC 5.650%, due 10/15/54		40,000	$37,928
Enbridge, Inc. 5.300%, due 04/05/29		200,000	201,669
Series NC5, (fixed, converts to FRN on 01/15/29), 8.250%, due 01/15/84[2]		100,000	105,901
Energy Transfer LP 5.250%, due 04/15/29		200,000	200,939
5.250%, due 07/01/29		200,000	200,988
5.950%, due 05/15/54		150,000	144,321
6.100%, due 12/01/28		200,000	207,358
EnLink Midstream LLC 5.375%, due 06/01/29		200,000	200,974
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[3]		200,000	198,772
Kinder Morgan, Inc. 5.550%, due 06/01/45		100,000	93,147
7.750%, due 01/15/32		200,000	227,175
MPLX LP 4.700%, due 04/15/48		378,000	309,600
5.000%, due 03/01/33		200,000	193,088
ONEOK, Inc. 5.050%, due 11/01/34		300,000	286,626
5.650%, due 11/01/28		200,000	204,369
5.850%, due 01/15/26		200,000	201,882
Venture Global Calcasieu Pass LLC 3.875%, due 08/15/29[3]		100,000	92,503
Venture Global LNG, Inc. 8.125%, due 06/01/28[3]		25,000	26,126
8.375%, due 06/01/31[3]		50,000	52,623
9.500%, due 02/01/29[3]		25,000	27,868
9.875%, due 02/01/32[3]		25,000	27,521
Williams Cos., Inc. 4.800%, due 11/15/29		200,000	198,129
			4,212,814
Private equity—0.1%
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[3]		200,000	187,942
Real estate—0.2%
CBRE Services, Inc. 5.500%, due 04/01/29		200,000	203,337
CoStar Group, Inc. 2.800%, due 07/15/30[3]		200,000	175,771
CPI Property Group SA (fixed, converts to FRN on 10/16/25), 4.875%, due 07/16/25[2,6,8]	EUR	100,000	100,266
Heimstaden Bostad AB (fixed, converts to FRN on 01/29/28), 3.000%, due 10/29/27[2,6,8]		100,000	94,014
Newmark Group, Inc. 7.500%, due 01/12/29		200,000	210,731
			784,119

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—2.3%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[3]		2,395,000	$2,361,128
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[3]		1,900,000	1,840,845
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.000%, due 02/01/30[3]		200,000	204,712
RHP Hotel Properties LP/RHP Finance Corp. 4.750%, due 10/15/27		60,000	58,760
6.500%, due 04/01/32[3]		230,000	231,749
7.250%, due 07/15/28[3]		35,000	36,290
SBA Tower Trust 6.599%, due 01/15/28[3]		3,100,000	3,175,712
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[3,7]		1,715,000	1,662,492
			9,571,688
Retail—0.3%
Ceconomy AG 6.250%, due 07/15/29[6]	EUR	100,000	106,811
Cougar JV Subsidiary LLC 8.000%, due 05/15/32[3]		100,000	104,633
Eroski S Coop 10.625%, due 04/30/29[6]	EUR	100,000	112,918
Macy's Retail Holdings LLC 5.875%, due 03/15/30[3,7]		1,127,000	1,084,057
			1,408,419
Savings & loans—0.1%
Nationwide Building Society (fixed, converts to FRN on 02/16/27), 2.972%, due 02/16/28[2,3]		200,000	192,018
(fixed, converts to FRN on 10/18/26), 6.557%, due 10/18/27[2,3]		250,000	256,496
			448,514
Semiconductors—0.8%
ams-OSRAM AG 12.250%, due 03/30/29[3,7]		1,800,000	1,786,456
Broadcom, Inc. 3.137%, due 11/15/35[3]		512,000	416,149
4.926%, due 05/15/37[3]		268,000	253,319
5.050%, due 07/12/29		200,000	200,798
Foundry JV Holdco LLC 6.250%, due 01/25/35[3]		200,000	203,871
Intel Corp. 3.250%, due 11/15/49		25,000	15,102
4.750%, due 03/25/50		145,000	113,143
4.900%, due 08/05/52		40,000	31,609
5.700%, due 02/10/53		30,000	26,712
Marvell Technology, Inc. 5.950%, due 09/15/33		185,000	190,917
Micron Technology, Inc. 4.975%, due 02/06/26		200,000	200,107
			3,438,183
	Face amount[1]		Value
Corporate bonds—(continued)
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	$181,026
Software—0.3%
AppLovin Corp. 5.950%, due 12/01/54		140,000	137,453
Fiserv, Inc. 5.450%, due 03/15/34		200,000	199,847
Oracle Corp. 2.875%, due 03/25/31		200,000	176,164
3.850%, due 04/01/60		200,000	136,555
3.950%, due 03/25/51		215,000	158,372
4.200%, due 09/27/29		200,000	193,783
4.650%, due 05/06/30		100,000	98,592
6.000%, due 08/03/55[4]		85,000	84,729
UKG, Inc. 6.875%, due 02/01/31[3]		255,000	260,345
			1,445,840
Telecommunications—1.1%
Altice France SA 5.875%, due 02/01/27[3]	EUR	200,000	172,208
AT&T, Inc. 3.500%, due 09/15/53		490,000	330,907
British Telecommunications PLC (fixed, converts to FRN on 12/20/28), 8.375%, due 12/20/83[2,6]	GBP	230,000	304,449
C&W Senior Finance Ltd. 6.875%, due 09/15/27[3]		45,000	44,833
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[3]		1,350,000	1,210,043
Crown Castle Towers LLC 4.241%, due 07/15/28[3]		81,000	78,048
Iliad Holding SASU 5.625%, due 10/15/28[6]	EUR	200,000	212,592
Lorca Telecom Bondco SA 4.000%, due 09/18/27[6]		200,000	207,882
Motorola Solutions, Inc. 2.300%, due 11/15/30		200,000	172,392
Optics Bidco SpA Series 2033, 6.375%, due 11/15/33[3]		30,000	29,648
7.875%, due 07/31/28[6]	EUR	200,000	233,934
Oztel Holdings SPC Ltd. 6.625%, due 04/24/28[3]		110,000	112,887
Rogers Communications, Inc. 3.800%, due 03/15/32		114,000	102,247
T-Mobile USA, Inc. 2.050%, due 02/15/28		100,000	92,237
2.550%, due 02/15/31		200,000	173,040
3.400%, due 10/15/52		370,000	246,203
4.500%, due 04/15/50		205,000	168,159
Verizon Communications, Inc. 2.987%, due 10/30/56		210,000	124,736
5.500%, due 02/23/54		55,000	52,729

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Vodafone Group PLC 4.875%, due 06/19/49		275,000	$235,651
5.750%, due 06/28/54		70,000	67,111
(fixed, converts to FRN on 08/30/29), 6.500%, due 08/30/84[2,6,7]	EUR	100,000	113,984
			4,485,920
Transportation—0.0%†
MV24 Capital BV 6.748%, due 06/01/34[3]		30,084	28,657
Water—0.0%†
Veolia Environnement SA (fixed, converts to FRN on 02/22/29), 5.993%, due 11/22/28[2,6,8]	EUR	100,000	111,377
Total corporate bonds (cost—$190,785,666)			188,258,497
Loan assignments—8.3%
Aerospace & defense—0.3%
Propulsion BC Finco SARL 3 mo. USD Term SOFR + 3.250%, 7.579%, due 09/14/29[2]		1,123,585	1,133,417
Agriculture—0.2%
A-AG U.S. GSI Bidco, Inc. 1 mo. USD Term SOFR + 5.000%, 9.329%, due 10/31/31[2]		675,000	678,375
Airlines—0.3%
United Airlines, Inc. 3 mo. USD Term SOFR + 2.000%, 6.297%, due 02/22/31[2]		1,270,175	1,272,665
Chemicals—0.3%
INEOS Enterprises Holdings U.S. Finco LLC 3 mo. USD Term SOFR + 3.750%, 8.364%, due 07/08/30[2]		1,326,600	1,327,436
Commercial services—0.8%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 9.062%, due 05/16/31[2]		1,363,150	1,366,558
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 8.079%, due 03/02/28[2]		2,219,157	2,230,253
			3,596,811
Distribution/wholesale—0.2%
Gloves Buyer, Inc. 0.000%, due 01/17/32[2,10]		675,000	673,596
Electric—0.5%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 9.562%, due 04/03/28[2]		1,954,576	1,955,963
	Face amount[1]	Value
Loan assignments—(continued)
Electric—(concluded)
Lightstone Holdco LLC 2022 Extended Term Loan B, 3 mo. USD Term SOFR + 5.750%, 10.041%, due 01/29/27[2]	87,636	$88,501
2022 Extended Term Loan C, 3 mo. USD Term SOFR + 5.750%, 10.041%, due 01/29/27[2]	4,956	5,006
		2,049,470
Environmental control—0.5%
MIP V Waste Holdings LLC 6 mo. USD Term SOFR + 3.000%, 7.237%, due 12/08/28[2]	1,430,588	1,437,741
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 3.500%, 7.829%, due 10/24/31[2]	798,000	802,987
		2,240,728
Health care products—0.5%
Medline Borrower LP 1 mo. USD Term SOFR + 2.250%, 6.562%, due 10/23/28[2]	1,451,403	1,457,659
Sotera Health Holdings LLC 1 mo. USD Term SOFR + 3.250%, 7.562%, due 05/30/31[2]	798,000	799,165
		2,256,824
Healthcare-services—0.6%
IQVIA, Inc. 3 mo. USD Term SOFR + 2.000%, 6.329%, due 01/02/31[2]	1,227,600	1,235,788
MPH Acquisition Holdings LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%, 8.799%, due 09/01/28[2]	1,661,364	1,326,533
		2,562,321
Home furnishings—0.6%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.125%, 5.662%, due 09/23/25[2,11,12]	2,400,000	2,397,000
Internet—0.4%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.000%, 8.426%, due 09/15/28[2]	1,582,538	1,573,042
Media—0.3%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.805%, due 08/16/31[2]	1,376,550	1,383,433
Pharmaceuticals—0.3%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 6.562%, due 05/05/28[2]	1,096,873	1,099,769

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Loan assignments—(concluded)
Pipelines—1.5%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 2.500%, 6.788%, due 04/13/28[2]	1,426,426	$1,431,775
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 3.000%, 7.329%, due 10/31/28[2]	1,323,390	1,334,692
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 3.500%, 7.985%, due 09/18/31[2]	2,050,000	2,060,250
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%, 6.812%, due 02/22/30[2]	1,519,962	1,529,462
		6,356,179
Real estate investment trusts—0.2%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.250%, 6.562%, due 11/18/27[2]	999,645	1,000,894
Software—0.3%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 7.579%, due 07/06/29[2]	1,485,028	1,416,093
Telecommunications—0.5%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 7.812%, due 12/11/26[2]	382,965	377,940
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 6.562%, due 09/20/30[2]	1,382,190	1,374,132
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 10.312%, due 06/01/28[2]	410,912	410,764
		2,162,836
Total loan assignments (cost—$35,237,560)		35,180,889
Mortgage-backed securities—10.8%
1211 Avenue of the Americas Trust , Series 2015-1211, Class B, 4.092%, due 08/10/35[2,3]	124,000	120,593
Adjustable Rate Mortgage Trust , Series 2005-5, Class 2A1, 5.795%, due 09/25/35[2]	26,793	23,335
BAHA Trust , Series 2024-MAR, Class B, 7.069%, due 12/10/41[2,3]	1,400,000	1,452,408
BAMLL Trust , Series 2024-BHP, Class B, 1 mo. USD Term SOFR + 2.900%, 7.206%, due 08/15/39[2,3]	136,000	137,453
Banc of America Funding Trust , Series 2005-D, Class A1, 5.657%, due 05/25/35[2]	118,860	109,726
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Bank , Series 2021-BN38, Class C, 3.218%, due 12/15/64[2]	51,000	$40,414
Series 2019-BN17, Class C, 4.507%, due 04/15/52[2]	72,000	65,916
Bank of America Mortgage Trust , Series 2002-G, Class 1A3, 5.750%, due 07/20/32[2]	62	59
Bank5 , Series 2024-5YR5, Class B, 6.539%, due 02/15/29[2]	37,000	38,151
Series 2023-5YR3, Class C, 7.315%, due 09/15/56[2]	43,000	44,991
BBCMS Mortgage Trust , Series 2022-C17, Class XA, IO, 1.150%, due 09/15/55[2]	1,297,327	91,061
Series 2024-5C31, Class C, 5.756%, due 12/15/57[2]	34,000	33,778
BCP Trust , Series 2021-330N, Class A, 1 mo. USD Term SOFR + 0.913%, 5.221%, due 06/15/38[2,3]	500,000	466,979
Bear Stearns ALT-A Trust , Series 2006-1, Class 21A2, 4.615%, due 02/25/36[2]	241,422	168,034
Series 2004-9, Class 2A1, 4.938%, due 09/25/34[2]	44,441	39,245
Series 2005-7, Class 22A1, 5.039%, due 09/25/35[2]	230,856	132,963
Bear Stearns ARM Trust , Series 2004-7, Class 1A1, 0.000%, due 10/25/34[2]	37,314	31,693
Series 2004-6, Class 2A1, 3.938%, due 09/25/34[2]	104,250	93,032
Series 2004-3, Class 1A2, 5.247%, due 07/25/34[2]	34,477	32,219
Series 2003-5, Class 2A1, 5.271%, due 08/25/33[2]	33,064	30,219
Series 2003-1, Class 6A1, 6.575%, due 04/25/33[2]	2,895	2,893
Benchmark Mortgage Trust , Series 2020-B19, Class AS, 2.148%, due 09/15/53	53,000	43,375
Series 2020-B19, Class B, 2.351%, due 09/15/53	47,000	35,362
Series 2020-B17, Class C, 3.371%, due 03/15/53[2]	57,000	42,322
Series 2020-IG2, Class UBRC, 3.509%, due 09/15/48[2,3]	100,000	98,024
Series 2020-B16, Class C, 3.528%, due 02/15/53[2]	59,000	46,781
Series 2023-B40, Class C, 7.406%, due 12/15/56[2]	41,000	43,495
BPR Trust , Series 2022-OANA, Class D, 1 mo. USD Term SOFR + 3.695%, 8.001%, due 04/15/37[2,3]	156,979	158,353

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust , Series 2021-VOLT, Class D, 1 mo. USD Term SOFR + 1.764%, 6.071%, due 09/15/36[2,3]	228,071	$227,502
Series 2024-KING, Class C, 1 mo. USD Term SOFR + 1.940%, 6.247%, due 05/15/34[2,3]	103,636	103,668
Series 2024-MF, Class C, 1 mo. USD Term SOFR + 1.941%, 6.247%, due 02/15/39[2,3]	143,444	144,161
Series 2024-GPA2, Class C, 1 mo. USD Term SOFR + 2.191%, 6.498%, due 11/15/41[2,3]	121,000	121,567
Series 2024-KING, Class D, 1 mo. USD Term SOFR + 2.490%, 6.796%, due 05/15/34[2,3]	118,441	118,478
Series 2024-XL5, Class D, 1 mo. USD Term SOFR + 2.690%, 6.996%, due 03/15/41[2,3]	147,456	147,456
Series 2023-XL3, Class D, 1 mo. USD Term SOFR + 3.589%, 7.895%, due 12/09/40[2,3]	71,601	71,735
BX Trust , Series 2019-OC11, Class D, 3.944%, due 12/09/41[2,3]	100,000	91,310
Series 2022-CLS, Class B, 6.300%, due 10/13/27[3]	2,700,000	2,689,529
Series 2024-BIO, Class C, 1 mo. USD Term SOFR + 2.640%, 6.946%, due 02/15/41[2,3]	100,000	98,751
Series 2024-VLT4, Class E, 1 mo. USD Term SOFR + 2.889%, 7.196%, due 07/15/29[2,3]	136,000	136,425
CAMB Commercial Mortgage Trust , Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%, 6.354%, due 12/15/37[2,3]	127,000	127,000
Series 2019-LIFE, Class F, 1 mo. USD Term SOFR + 2.847%, 7.154%, due 12/15/37[2,3]	100,000	100,492
Chase Home Lending Mortgage Trust , Series 2024-2, Class A6A, 6.000%, due 02/25/55[2,3]	104,199	104,394
Series 2024-3, Class A6, 6.000%, due 02/25/55[2,3]	161,761	161,960
Series 2024-4, Class A6, 6.000%, due 03/25/55[2,3]	172,412	172,645
Series 2024-11, Class A4, 6.000%, due 11/25/55[2,3]	125,529	126,210
Series 2024-11, Class A9A, 6.000%, due 11/25/55[2,3]	46,319	46,281
Series 2024-11, Class A9, 6.300%, due 11/25/55[2,3]	24,638	24,670
Chase Mortgage Finance Trust , Series 2007-S6, Class 2A1, 5.500%, due 12/25/22	477,595	176,617
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2005-S3, Class A10, 5.500%, due 11/25/35	709,362	$504,039
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD Term SOFR + 2.465%, 6.248%, due 02/20/36[2]	81,581	74,051
Citigroup Commercial Mortgage Trust , Series 2017-P8, Class C, 4.254%, due 09/15/50[2]	68,000	58,395
Series 2023-SMRT, Class C, 5.852%, due 10/12/40[2,3]	100,000	100,153
Series 2023-PRM3, Class C, 6.360%, due 07/10/28[2,3]	100,000	101,731
Series 2023-PRM3, Class B, 6.360%, due 07/10/28[2,3]	1,120,000	1,151,500
Citigroup Mortgage Loan Trust, Inc. , Series 2005-4, Class A, 6.814%, due 08/25/35[2]	40,732	40,327
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 6.818%, due 09/25/35[2]	4,015	3,900
Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 6.830%, due 09/25/35[2]	313	305
Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 7.410%, due 05/25/35[2]	18,152	17,888
COMM Mortgage Trust , Series 2014-UBS3, Class XA, IO, 0.674%, due 06/10/47[2]	146,623	1
Series 2024-277P, Class B, 6.999%, due 08/10/44[2,3]	134,000	140,998
Series 2024-CBM, Class D, 7.926%, due 12/10/41[2,3]	100,000	101,764
CONE Trust , Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%, 5.948%, due 08/15/41[2,3]	54,000	54,236
Series 2024-DFW1, Class D, 1 mo. USD Term SOFR + 3.040%, 7.346%, due 08/15/41[2,3]	57,000	57,000
Countrywide Alternative Loan Trust , Series 2005-62, Class 2A1, 1 yr. USD MTA + 1.000%, 5.746%, due 12/25/35[2]	68,978	58,292
Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,136,750	611,727
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	288,821	145,683
Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	8,472	9,074
Cross Mortgage Trust , Series 2024-H8, Class A1, 5.549%, due 12/25/69[2,3,11]	99,604	99,615
Series 2024-H8, Class M1, 6.315%, due 12/25/69[2,3,11]	100,000	99,852

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
CRSO Trust 7.913%, due 07/10/28[2]	1,130,000	$1,177,570
DC Commercial Mortgage Trust , Series 2023-DC, Class B, 6.804%, due 09/12/40[3]	860,000	889,299
DSLA Mortgage Loan Trust , Series 2005-AR4, Class 2A1A, 1 mo. USD Term SOFR + 0.634%, 4.933%, due 08/19/45[2]	92,293	80,990
EFMT , Series 2024-INV2, Class A3, 5.441%, due 10/25/69[2,3]	98,831	97,661
Series 2024-INV2, Class M1, 5.726%, due 10/25/69[2,3]	100,000	96,834
Eleven Madison Trust Mortgage Trust , Series 2015-11MD, Class A, 3.555%, due 09/10/35[2,3]	155,000	152,264
ELM Trust , Series 2024-ELM, Class D10, 6.847%, due 06/10/39[2,3]	100,000	101,206
Series 2024-ELM, Class D15, 6.897%, due 06/10/39[2,3]	100,000	101,054
Fashion Show Mall LLC , Series 2024-SHOW, Class C, 6.276%, due 10/10/41[2,3]	100,000	101,425
Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR04, Class X, IO, 2.126%, due 02/27/29[2]	3,460,000	217,512
Federal Home Loan Mortgage Corp. REMICS , Series 2764, Class LZ, 4.500%, due 03/15/34	170,693	168,665
Series 2921, Class PG, 5.000%, due 01/15/35	394,763	388,384
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 5.021%, due 01/15/32[2]	2,933	2,935
Series 5475, Class FA, 30 day USD SOFR Average + 1.100%, 5.451%, due 11/25/54[2]	224,472	221,325
Series 2764, Class ZG, 5.500%, due 03/15/34	127,687	130,460
Series 5471, Class FK, 30 day USD SOFR Average + 1.150%, 5.501%, due 08/25/54[2]	264,096	260,166
Series 5474, Class FB, 30 day USD SOFR Average + 1.150%, 5.501%, due 11/25/54[2]	266,542	262,612
Series 2983, Class TZ, 6.000%, due 05/15/35	426,304	441,885
Series 3149, Class CZ, 6.000%, due 05/15/36	514,215	534,418
Federal Home Loan Mortgage Corp. STACR REMICS Trust , Series 2021-DNA7, Class M2, 30 day USD SOFR Average + 1.800%, 6.151%, due 11/25/41[2,3]	130,000	131,455
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-HQA1, Class M2, 30 day USD SOFR Average + 2.000%, 6.351%, due 03/25/44[2,3]	210,000	$212,798
Series 2022-DNA1, Class M2, 30 day USD SOFR Average + 2.500%, 6.851%, due 01/25/42[2,3]	417,000	426,681
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 7.251%, due 04/25/42[2,3]	210,000	217,667
Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.350%, 7.701%, due 05/25/42[2,3]	436,000	456,300
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400%, 7.751%, due 10/25/41[2,3]	200,000	206,771
Series 2022-DNA6, Class M1B, 30 day USD SOFR Average + 3.700%, 8.051%, due 09/25/42[2,3]	178,000	188,888
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 8.101%, due 02/25/42[2,3]	439,000	459,886
Series 2022-DNA3, Class M2, 30 day USD SOFR Average + 4.350%, 8.701%, due 04/25/42[2,3]	111,000	118,007
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 8.851%, due 06/25/42[2,3]	192,000	206,202
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 9.601%, due 03/25/42[2,3]	383,000	413,046
Series 2022-HQA1, Class B1, 30 day USD SOFR Average + 7.000%, 11.351%, due 03/25/42[2,3]	200,000	220,188
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates , Series T-54, Class 2A, 6.500%, due 02/25/43	294,508	292,699
Series T-58, Class 2A, 6.500%, due 09/25/43	130,939	131,597
Federal National Mortgage Association Connecticut Avenue Securities Trust , Series 2025-R01, Class 1B1, 30 day USD SOFR Average + 1.700%, 6.051%, due 01/25/45[2,3]	90,000	90,011
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 7.451%, due 03/25/42[2,3]	191,000	198,450
Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 7.501%, due 12/25/41[2,3]	178,000	184,045
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.350%, 7.701%, due 01/25/43[2,3]	144,000	152,452
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 7.851%, due 03/25/42[2,3]	475,000	497,533

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-R01, Class 1M2, 30 day USD SOFR Average + 3.750%, 8.099%, due 12/25/42[2,3]	133,000	$141,968
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 9.951%, due 07/25/42[2,3]	336,000	367,188
Federal National Mortgage Association REMICS , Series 2024-40, Class FA, 30 day USD SOFR Average + 1.150%, 5.501%, due 03/25/54[2]	233,499	231,502
Series 2024-67, Class FA, 30 day USD SOFR Average + 1.170%, 5.521%, due 09/25/54[2]	250,093	247,481
Series 2024-76, Class JF, 30 day USD SOFR Average + 1.250%, 5.601%, due 11/25/54[2]	250,754	249,149
Series 2006-65, Class GD, 6.000%, due 07/25/26	7,263	7,275
Series 2003-64, Class AH, 6.000%, due 07/25/33	512,124	523,850
Federal National Mortgage Association REMICS Trust , Series 1999-W4, Class A9, 6.250%, due 02/25/29	37,518	37,800
Federal National Mortgage Association Trust , Series 2004-W8, Class 2A, 6.500%, due 06/25/44	130,224	131,769
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 6.742%, due 08/25/35[2]	7,706	5,537
Government National Mortgage Association REMICS , Series 2020-86, Class WK, 1.000%, due 06/20/50	210,700	156,779
Series 2021-119, Class NC, 1.500%, due 07/20/51	195,485	157,587
Series 2021-103, Class HE, 2.000%, due 06/20/51	189,670	153,218
Series 2018-38, Class WF, 1 mo. USD Term SOFR + 0.414%, 4.752%, due 10/20/43[2]	568,914	548,467
Series 2017-182, Class FW, 1 mo. USD Term SOFR + 0.464%, 4.802%, due 05/20/47[2]	186,308	178,620
Series 2015-H20, Class FB, 1 mo. USD Term SOFR + 0.714%, 5.239%, due 08/20/65[2]	424,170	423,029
Great Wolf Trust , Series 2024-WOLF, Class D, 1 mo. USD Term SOFR + 2.890%, 7.196%, due 03/15/39[2,3]	110,000	110,756
GS Mortgage Securities Trust , Series 2019-GC42, Class C, 3.698%, due 09/10/52[2]	105,000	87,736
Series 2015-GS1, Class AS, 4.037%, due 11/10/48[2]	135,000	128,364
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2016-GS2, Class C, 4.696%, due 05/10/49[2]	70,000	$67,627
GSR Mortgage Loan Trust , Series 2005-AR6, Class 2A1, 5.342%, due 09/25/35[2]	71,520	67,641
HarborView Mortgage Loan Trust , Series 2005-4, Class 3A1, 5.049%, due 07/19/35[2]	102,123	75,337
Series 2004-11, Class 3A1A, 1 mo. USD Term SOFR + 0.814%, 5.113%, due 01/19/35[2]	13,909	13,125
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class D, 6.340%, due 01/13/40[2,3]	100,000	101,198
Series 2025-SPRL, Class E, 6.678%, due 01/13/40[2,3]	100,000	101,185
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2016-NINE, Class B, 2.854%, due 09/06/38[2,3]	125,000	119,924
Series 2022-OPO, Class D, 3.450%, due 01/05/39[2,3]	144,000	125,291
JP Morgan Mortgage Trust , Series 2005-A8, Class 1A1, 5.617%, due 11/25/35[2]	236,731	187,767
Series 2024-2, Class A6A, 6.000%, due 08/25/54[2,3]	84,622	84,585
Series 2024-4, Class A6A, 6.000%, due 10/25/54[2,3]	130,938	131,141
Series 2006-A4, Class 2A2, 6.100%, due 06/25/36[2]	116,170	80,590
LHOME Mortgage Trust , Series 2024-RTL4, Class A1, 5.921%, due 07/25/39[2,3]	217,000	217,854
Manhattan West Mortgage Trust , Series 2020-1MW, Class D, 2.335%, due 09/10/39[2,3]	100,000	90,511
MED Commercial Mortgage Trust , Series 2024-MOB, Class C, 1 mo. USD Term SOFR + 2.291%, 6.597%, due 05/15/41[2,3]	100,000	99,375
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2017-C33, Class C, 4.558%, due 05/15/50[2]	103,000	97,244
Morgan Stanley Capital I Trust , Series 2017-H1, Class B, 4.075%, due 06/15/50	19,000	17,984
Series 2017-H1, Class C, 4.281%, due 06/15/50[2]	50,000	44,855
Series 2018-L1, Class AS, 4.637%, due 10/15/51[2]	63,000	61,343
Series 2018-H4, Class C, 5.059%, due 12/15/51[2]	80,000	71,877
Series 2021-230P, Class B, 1 mo. USD Term SOFR + 1.563%, 5.870%, due 12/15/38[2,3]	63,000	59,852

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Morgan Stanley Residential Mortgage Loan Trust , Series 2024-NQM3, Class M1, 5.609%, due 07/25/69[2,3]	100,000	$97,937
Series 2024-3, Class A2, 6.000%, due 07/25/54[2,3]	112,037	112,246
MSWF Commercial Mortgage Trust , Series 2023-1, Class C, 6.683%, due 05/15/56[2]	42,000	43,757
Series 2023-2, Class C, 7.018%, due 12/15/56[2]	32,000	34,355
MTN Commercial Mortgage Trust , Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.707%, due 03/15/39[2,3]	2,650,000	2,650,000
NAAC Reperforming Loan REMICS Trust Certificates , Series 2004-R3, Class A1, 6.500%, due 02/25/35[3]	330,808	277,504
New Residential Mortgage Loan Trust , Series 2024-RTL2, Class A1, 5.443%, due 09/25/39[2,3]	112,000	110,603
NYMT Loan Trust , Series 2024-INV1, Class A3, 5.834%, due 06/25/69[2,3]	107,084	106,487
OAKST Commercial Mortgage Trust , Series 2023-NLP, Class A, 6.095%, due 03/15/40[2,3]	2,640,000	2,666,771
OBX Trust , Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[2,3]	269,937	223,523
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[3]	3,100,000	2,742,906
One Market Plaza Trust , Series 2017-1MKT, Class A, 3.614%, due 02/10/32[3]	73,045	68,896
Series 2017-1MKT, Class C, 4.016%, due 02/10/32[3]	100,000	93,068
ONNI Commerical Mortgage Trust , Series 2024-APT, Class C, 6.645%, due 07/15/39[2,3]	136,000	138,724
ORL Trust , Series 2024-GLKS, Class D, 1 mo. USD Term SOFR + 2.791%, 7.097%, due 12/15/39[2,3]	100,000	100,281
Reperforming Loan Trust REMICS , Series 2003-R4, Class 2A, 4.718%, due 01/25/34[2,3]	336,314	292,245
Series 2006-R1, Class AF1, 1 mo. USD Term SOFR + 0.454%, 4.765%, due 01/25/36[2,3]	221,901	207,808
RFMSI Trust , Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	141,066	132,093
	Face amount[1]	Value
Mortgage-backed securities—(continued)
ROCK Trust , Series 2024-CNTR, Class D, 7.109%, due 11/13/41[3]	209,000	$216,460
SCOTT Trust , Series 2023-SFS, Class A, 5.910%, due 03/10/40[3]	1,125,000	1,146,391
Sequoia Mortgage Trust , Series 2007-3, Class 1A1, 1 mo. USD Term SOFR + 0.514%, 4.813%, due 07/20/36[2]	33,690	29,104
Series 2024-4, Class A10, 6.000%, due 05/25/54[2,3]	158,578	158,828
SFO Commercial Mortgage Trust , Series 2021-555, Class D, 1 mo. USD Term SOFR + 2.514%, 6.821%, due 05/15/38[2,3]	28,000	27,441
SG Residential Mortgage Trust , Series 2021-2, Class A1, 1.737%, due 12/25/61[2,3]	432,646	359,679
Structured Adjustable Rate Mortgage Loan Trust , Series 2004-8, Class 3A, 6.062%, due 07/25/34[2]	105,704	101,670
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.845%, due 04/25/36[2]	273,190	243,981
Structured Asset Mortgage Investments Trust , Series 2002-AR3, Class A1, 1 mo. USD Term SOFR + 0.774%, 5.073%, due 09/19/32[2]	11,369	10,903
TCO Commercial Mortgage Trust , Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.992%, 6.298%, due 12/15/39[2,3]	100,000	100,125
Thornburg Mortgage Securities Trust , Series 2007-4, Class 2A1, 4.588%, due 09/25/37[2]	77,525	77,174
Towd Point Mortgage Trust , Series 2022-4, Class A1, 3.750%, due 09/25/62[3]	202,058	189,799
Verus Securitization Trust , Series 2021-6, Class A1, 1.630%, due 10/25/66[2,3]	350,727	297,337
Series 2021-6, Class A3, 1.887%, due 10/25/66[2,3]	206,286	175,549
Series 2022-4, Class A3, 4.740%, due 04/25/67[2,3]	103,533	99,082
Series 2024-7, Class A1, 5.095%, due 09/25/69[2,3]	122,361	121,366
Series 2024-7, Class A3, 5.400%, due 09/25/69[2,3]	95,595	94,717
WaMu Mortgage Pass-Through Certificates Trust , Series 2006-AR2, Class 2A1, 3.933%, due 03/25/36[2]	307,021	261,891

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694%, 5.005%, due 10/25/45[2]	154,777	$151,736
Series 2006-AR9, Class 1A, 1 yr. USD MTA + 1.000%, 5.746%, due 08/25/46[2]	203,288	184,144
Series 2002-AR6, Class A, 1 yr. USD MTA + 1.400%, 6.146%, due 06/25/42[2]	3,959	3,640
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6, Class B, 3.811%, due 11/15/49	143,000	136,500
Series 2017-C39, Class C, 4.118%, due 09/15/50	76,000	68,930
Series 2015-NXS4, Class C, 4.674%, due 12/15/48[2]	54,000	53,044
Series 2024-1CHI, Class C, 6.434%, due 07/15/35[2,3]	132,000	132,711
WFRBS Commercial Mortgage Trust , Series 2014-C22, Class XA, IO, 0.253%, due 09/15/57[2]	674,508	229
WMRK Commercial Mortgage Trust , Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 8.389%, due 11/15/27[2,3]	3,100,000	3,119,375
Total mortgage-backed securities (cost—$46,344,077)		45,740,988
Municipal bonds—0.4%
California—0.0%†
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A-1, 3.714%, due 06/01/41	200,000	147,929
Florida—0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds, Series A, 5.526%, due 07/01/34	200,000	201,911
Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,193,420
New York—0.0%†
New York City Transitional Finance Authority, Future Tax, Revenue Bonds, Series C-2, 4.375%, due 05/01/37	200,000	185,752
	Face amount[1]		Value
Municipal bonds—(concluded)
Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1,Class A1 5.102%, due 04/01/35		92,691	$93,223
Total municipal bonds (cost—$1,905,829)			1,822,235
Non-U.S. government agency obligations—1.2%
Angola—0.0%†
Angola Government International Bonds 8.750%, due 04/14/32[3]		10,000	8,881
9.125%, due 11/26/49[3]		35,000	28,204
9.375%, due 05/08/48[3]		35,000	28,875
			65,960
Brazil—0.1%
Brazil Government International Bonds 6.125%, due 03/15/34		70,000	66,944
Brazil Letras do Tesouro Nacional 0.000%, due 04/01/25[9]	BRL	800,000	134,128
0.000%, due 10/01/25[9]		2,000,000	312,318
			513,390
Chile—0.0%†
Chile Government International Bonds 5.650%, due 01/13/37		30,000	29,945
Colombia—0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30		50,000	41,850
8.000%, due 11/14/35		30,000	30,262
8.375%, due 11/07/54		15,000	14,580
			86,692
Costa Rica—0.0%†
Costa Rica Government International Bonds 7.158%, due 03/12/45[6]		30,000	31,065
Dominican Republic—0.0%†
Dominican Republic International Bonds 6.850%, due 01/27/45[3]		60,000	59,805
El Salvador—0.0%†
El Salvador Government International Bonds 9.500%, due 07/15/52[3]		25,000	26,258
Guatemala—0.0%†
Guatemala Government Bonds 3.700%, due 10/07/33[3]		45,000	36,689
6.550%, due 02/06/37[3]		15,000	14,730
			51,419
Indonesia—0.0%†
Indonesia Government International Bonds 4.625%, due 04/15/43[3]		165,000	146,850

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Israel—0.1%
Israel Government International Bonds 5.500%, due 03/12/34		200,000	$197,375
Ivory Coast—0.0%†
Ivory Coast Government International Bonds 8.250%, due 01/30/37[3]		25,000	24,320
Japan—0.2%
Japan Bank for International Cooperation 2.875%, due 07/21/27		300,000	288,737
Japan International Cooperation Agency 2.750%, due 04/27/27		300,000	288,604
			577,341
Mexico—0.1%
Mexico Government International Bonds 4.400%, due 02/12/52		175,000	118,454
6.338%, due 05/04/53		45,000	40,050
6.400%, due 05/07/54		15,000	13,440
Mexico Udibonos 4.000%, due 08/24/34	MXN	837,274	36,214
			208,158
Mongolia—0.0%†
Mongolia Government International Bonds 5.125%, due 04/07/26[3]		55,000	54,175
Oman—0.0%†
Oman Government International Bonds 6.500%, due 03/08/47[3]		15,000	14,830
7.000%, due 01/25/51[3]		45,000	47,185
			62,015
Panama—0.0%†
Panama Government International Bonds 2.252%, due 09/29/32		80,000	57,160
6.400%, due 02/14/35		60,000	55,380
			112,540
Paraguay—0.1%
Paraguay Government International Bonds 3.849%, due 06/28/33[3]		40,000	34,813
4.950%, due 04/28/31[3]		70,000	67,397
5.400%, due 03/30/50[3]		60,000	50,831
			153,041
Peru—0.1%
Peru Government International Bonds 6.150%, due 08/12/32[3]	PEN	500,000	134,374
6.950%, due 08/12/31[6]		100,000	28,576
			162,950
Poland—0.0%†
Republic of Poland Government International Bonds 5.125%, due 09/18/34		100,000	97,353
	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Qatar—0.0%†
Qatar Government International Bonds 4.400%, due 04/16/50[3]		60,000	$51,000
Romania—0.1%
Romania Government International Bonds 3.000%, due 02/14/31[6]		104,000	85,410
3.625%, due 03/27/32[3]		50,000	41,219
4.000%, due 02/14/51[3]		60,000	37,717
5.375%, due 03/22/31[3]		250,000	256,919
			421,265
Saudi Arabia—0.1%
Saudi Government International Bonds 3.250%, due 11/17/51[3]		120,000	76,650
3.750%, due 01/21/55[3]		50,000	34,000
4.875%, due 07/18/33[3]		200,000	193,500
5.000%, due 01/18/53[3]		200,000	170,500
			474,650
South Africa—0.1%
Republic of South Africa Government International Bonds 5.650%, due 09/27/47		90,000	67,050
5.750%, due 09/30/49		45,000	33,637
7.100%, due 11/19/36[3]		220,000	214,390
7.950%, due 11/19/54[3]		80,000	76,380
			391,457
Supranationals—0.1%
European Union 2.875%, due 10/05/29[6]	EUR	400,000	421,419
United Kingdom—0.1%
U.K. Gilts 4.375%, due 07/31/54[6]		265,000	291,905
Uruguay—0.0%†
Uruguay Government International Bonds 5.100%, due 06/18/50		95,000	86,431
Total non-U.S. government agency obligations (cost—$5,225,187)			4,798,779
	Number of shares
Preferred stocks—1.3%
Capital markets—0.6%
CION Investment Corp.		48,000	1,202,400
Trinity Capital, Inc.		50,000	1,253,500
			2,455,900
Mortgage real estate investment—0.7%
Ellington Financial, Inc.[2,8] Series C		121,000	3,037,100
Total preferred stocks (cost—$5,475,000)			5,493,000

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—9.2%
Federal Home Loan Mortgage Corp. 2.500%, due 02/01/51	48,580	$39,658
2.500%, due 10/01/53	139,921	114,435
3.500%, due 05/01/52	472,145	418,317
3.500%, due 07/01/52	75,005	66,610
3.500%, due 11/01/52	486,333	430,736
3.500%, due 12/01/52	62,645	55,498
4.000%, due 04/01/52	484,554	444,243
4.000%, due 10/01/52	93,039	85,306
4.500%, due 08/01/52	957,501	903,683
4.500%, due 10/01/52	214,644	202,501
5.000%, due 10/01/52	209,433	202,935
5.000%, due 11/01/52	288,645	279,593
5.000%, due 12/01/52	411,376	398,359
5.000%, due 02/01/53	212,220	205,373
5.000%, due 04/01/53	395,469	382,904
5.000%, due 05/01/53	630,868	610,707
5.000%, due 03/01/54	198,703	191,982
5.000%, due 11/01/54	49,663	47,987
5.500%, due 04/01/53	494,738	489,273
5.500%, due 07/01/53	793,938	785,307
5.500%, due 08/01/53	367,806	364,649
5.500%, due 10/01/53	272,360	269,174
5.500%, due 11/01/53	222,833	220,552
5.500%, due 12/01/53	418,868	413,943
5.500%, due 03/01/54	118,803	117,883
5.500%, due 06/01/54	284,477	281,273
5.500%, due 07/01/54	34,877	34,498
6.000%, due 06/01/53	200,669	203,040
6.000%, due 07/01/53	398,431	401,306
6.000%, due 08/01/53	165,713	167,093
6.000%, due 10/01/53	277,580	279,583
6.000%, due 12/01/53	53,142	53,526
6.000%, due 02/01/54	180,477	181,780
6.000%, due 03/01/54	192,401	193,767
6.000%, due 09/01/54	211,965	213,470
6.000%, due 11/01/54	173,178	174,408
7.645%, due 05/01/25	51,902	51,902
Federal National Mortgage Association 2.500%, due 09/01/51	399,771	327,326
2.500%, due 10/01/51	462,200	377,646
2.500%, due 12/01/51	519,206	424,795
3.000%, due 02/01/52	934,057	798,457
3.000%, due 06/01/52	82,412	70,187
3.000%, due 07/01/52	145,280	123,587
3.000%, due 03/01/53	44,846	38,150
3.500%, due 07/01/52	26,011	23,043
3.750%, due 11/01/26[2,11,12]	1,766	1,766
4.000%, due 06/01/52	490,574	450,621
4.000%, due 10/01/52	468,022	429,681
4.500%, due 10/01/52	224,078	211,422
4.500%, due 05/01/53	356,980	336,532
1 yr. CMT + 2.102%, 4.833%, due 05/01/30[2]	9,258	9,294
5.000%, due 10/01/52	253,545	245,273
5.000%, due 12/01/52	493,067	477,465
5.000%, due 02/01/53	426,942	413,716
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
5.000%, due 03/01/53	373,418	$361,491
5.000%, due 04/01/53	405,488	393,177
5.000%, due 05/01/53	90,101	87,220
5.000%, due 06/01/53	635,867	615,426
5.000%, due 07/01/53	181,636	176,513
5.188%, due 11/01/34[2]	1,075,127	1,075,127
5.500%, due 01/01/53	402,920	399,833
5.500%, due 02/01/53	205,146	203,571
5.500%, due 03/01/53	56,645	56,070
5.500%, due 06/01/53	131,498	130,140
5.500%, due 07/01/53	274,428	271,269
5.500%, due 09/01/53	277,425	274,197
5.500%, due 10/01/53	66,517	65,739
5.500%, due 02/01/54	204,909	202,462
5.500%, due 03/01/54	181,123	178,878
5.500%, due 06/01/54	444,183	438,926
5.500%, due 07/01/54	144,692	143,126
6.000%, due 06/01/53	365,859	368,795
6.000%, due 07/01/53	413,280	416,263
6.000%, due 08/01/53	41,343	41,641
6.000%, due 09/01/53	295,078	297,208
6.000%, due 10/01/53	296,790	298,931
6.000%, due 12/01/53	53,294	53,679
6.000%, due 02/01/54	124,840	126,534
6.000%, due 09/01/54	174,619	175,859
6 mo. USD RFUCCT + 1.538%, 6.163%, due 01/01/36[2]	2,383	2,406
1 yr. USD RFUCCT + 1.828%, 6.204%, due 03/01/36[2]	12,818	13,008
1 yr. USD RFUCCT + 1.912%, 6.287%, due 02/01/36[2]	8,341	8,485
1 yr. USD RFUCCT + 1.815%, 6.323%, due 03/01/36[2]	14,217	14,439
1 yr. USD RFUCCT + 1.780%, 6.405%, due 11/01/35[2]	2,743	2,774
1 yr. USD RFUCCT + 1.603%, 6.478%, due 12/01/35[2]	11,921	12,003
1 yr. CMT + 2.405%, 6.655%, due 05/01/27[2]	34	34
1 yr. CMT + 2.229%, 6.869%, due 04/01/27[2]	2,236	2,246
Government National Mortgage Association
1 yr. CMT + 1.500%, 4.625%, due 07/20/25[2]	73	73
1 yr. CMT + 1.500%, 4.625%, due 01/20/26[2]	177	177
1 yr. CMT + 1.500%, 4.875%, due 05/20/26[2]	685	683
5.000%, due 12/20/49	39,587	39,045
Uniform Mortgage-Backed Security, TBA 3.500%	800,000	707,244
4.000%	5,700,000	5,208,567
4.500%	1,500,000	1,409,858
5.000%	1,600,000	1,542,214
5.500%	7,770,000	7,656,772
6.000%	600,000	602,526
Total U.S. government agency obligations (cost—$39,077,684)		38,810,844

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—12.0%
U.S. Treasury Bonds 1.375% due 08/15/50	11,020,000	$5,378,277
1.625% due 11/15/50	2,000,000	1,044,062
2.250% due 08/15/49	300,000	186,270
2.375% due 02/15/42	600,000	429,117
2.375% due 11/15/49	100,000	63,695
2.875% due 08/15/45	500,000	370,137
2.875% due 05/15/49	200,000	142,125
2.875% due 05/15/52	750,000	524,443
3.000% due 11/15/44	500,000	380,879
3.000% due 02/15/49	400,000	291,875
3.000% due 08/15/52	2,400,000	1,722,000
3.250% due 05/15/42	10,500,000	8,570,625
3.375% due 11/15/48	100,000	78,387
3.625% due 02/15/53	9,695,000	7,884,383
3.875% due 02/15/43	1,650,000	1,460,508
3.875% due 05/15/43	400,000	353,234
4.250% due 08/15/54	300,000	273,516
4.375% due 08/15/43	300,000	283,148
4.500% due 11/15/54	100,000	95,250
4.625% due 05/15/44	100,000	97,172
4.625% due 05/15/54	200,000	194,062
U.S. Treasury Inflation-Indexed Bonds 0.125% due 02/15/51	121,182	67,927
0.750% due 02/15/45	401,940	297,089
1.000% due 02/15/46	332,883	255,630
1.000% due 02/15/49	125,379	92,885
1.500% due 02/15/53	530,690	430,311
2.125% due 02/15/54	205,600	192,494
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/25	121,593	120,906
0.125% due 07/15/31	706,284	631,380
0.125% due 01/15/32	341,445	300,423
0.375% due 07/15/25	1,197,369	1,197,117
0.625% due 01/15/26	132,779	131,630
0.625% due 07/15/32	814,402	739,210
1.250% due 04/15/28	1,472,576	1,450,887
U.S. Treasury Notes 0.500% due 08/31/27	5,900,000	5,369,461
2.625% due 07/31/29[13]	700,000	651,820
3.500% due 09/30/29	6,350,000	6,128,990
3.750% due 08/31/26	600,000	595,781
3.875% due 08/15/34	1,875,000	1,778,613
4.250% due 11/15/34	200,000	195,344
U.S. Treasury STRIPS Coupon 0.000% due 05/15/41[9]	300,000	133,511
0.000% due 08/15/41[9]	400,000	175,593
Total U.S. Treasury obligations (cost—$54,880,786)		50,760,167
	Number of shares
Exchange traded funds—0.4%
Invesco Senior Loan ETF (cost—$1,876,499)	82,474	1,736,078
	Face amount[1]	Value
Short-term U.S. treasury obligations—0.7%
U.S. Treasury Bills 4.289% due 04/17/25[13,14]	81,000	$80,293
4.316% due 07/17/25[14]	1,300,000	1,275,423
4.460% due 04/10/25[14]	1,300,000	1,290,002
Total short-term U.S. treasury obligations (cost—$2,644,727)		2,645,718
	Number of shares
Short-term investments—2.5%
Investment companies—1.8%
State Street Institutional U.S. Government Money Market Fund, 4.330%[14] (cost—$7,638,534)	7,638,534	7,638,534
Total short-term investments (cost—$10,283,261)		10,284,252
Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[14] (cost—$8,962,050)	8,962,050	8,962,050

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Call swaptions—0.0%†
1 Year USD SOFR Interest Rate Swap strike @ 2.050, expires 02/19/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 02/21/26	900,000	USD	900,000	68
5 Year USD SOFR Interest Rate Swap strike @ 2.930, expires 03/06/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/06/30	625,000	USD	625,000	14
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/06/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/06/26	1,700,000	USD	1,700,000	6
5 Year USD SOFR Interest Rate Swap strike @ 2.960, expires 03/10/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/10/30	500,000	USD	500,000	17

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/10/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/10/26	2,500,000	USD	2,500,000	$12
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/11/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/11/26	1,700,000	USD	1,700,000	10
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/12/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/12/26	2,500,000	USD	2,500,000	16
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/13/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/13/26	2,500,000	USD	2,500,000	19
1 Year USD SOFR Interest Rate Swap strike @ 3.250, expires 03/18/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/18/26	2,500,000	USD	2,500,000	27
	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Call swaptions—(concluded)
5 Year USD SOFR Interest Rate Swap strike @ 2.940, expires 03/24/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 03/24/30	500,000	USD	500,000	$44
1 Year USD SOFR Interest Rate Swap strike @ 3.460, expires 06/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/18/26	900,000	USD	900,000	483
1 Year USD SOFR Interest Rate Swap strike @ 3.570, expires 06/20/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/24/26	2,600,000	USD	2,600,000	1,906
Total call swaptions				2,622
Total swaptions purchased (cost—$15,392)				2,622
Total investments (cost—$464,135,926)—108.3%				457,172,756
Liabilities in excess of other assets—(8.3)%				(34,937,657)
Net assets—100.0%				$422,235,099

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	118,000	1,000	Eurex EURO BOBL 5 Year Future, strike @ 117.750	GS	02/21/25	$235	$(218)	$17
USD	221,000	2,000	U.S. Treasury 10 Year Notes, strike @ 110.250	GS	02/21/25	544	(406)	138
Total						$779	$(624)	$155

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	116,000	1,000	Eurex EURO BOBL 5 Year Future, strike @ 116.250	GS	02/21/25	$202	$(57)	$145
USD	108,000	1,000	U.S. Treasury 10 Year Notes, strike @ 107.750	GS	02/21/25	217	(219)	(2)
USD	108,000	1,000	U.S. Treasury 10 Year Notes, strike @ 108.250	GS	02/21/25	265	(391)	(126)
Total						$684	$(667)	$17
Total options written						$1,463	$(1,291)	$172

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.050 terminating 02/21/35	CITI	Pay	02/19/25	$746	$(13)	$733
GBP	200	200,000	10 Year USD SOFR Interest Rate Swap strike @ 3.243 terminating 03/06/35	GS	Pay	03/06/25	—	(19)	(19)
EUR	700	700,000	5 Year USD SOFR Interest Rate Swap strike @ 1.958 terminating 03/10/30	CITI	Pay	03/06/25	4,127	(325)	3,802
EUR	700	700,000	5 Year USD SOFR Interest Rate Swap strike @ 2.008 terminating 03/12/30	CITI	Pay	03/10/25	3,925	(529)	3,396
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.255 terminating 03/10/35	GS	Pay	03/10/25	—	(39)	(39)
GBP	200	200,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/11/35	GS	Pay	03/11/25	1	(29)	(28)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.245 terminating 03/12/35	GS	Pay	03/12/25	—	(46)	(46)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/13/35	GS	Pay	03/13/25	—	(53)	(53)
GBP	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.250 terminating 03/18/35	GS	Pay	03/18/25	—	(70)	(70)
EUR	600	600,000	5 Year USD SOFR Interest Rate Swap strike @ 1.948 terminating 03/26/30	CITI	Pay	03/24/25	3,381	(511)	2,870
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.490 terminating 06/18/35	MSCI	Pay	06/16/25	941	(414)	527
USD	300	300,000	10 Year USD SOFR Interest Rate Swap strike @ 3.580 terminating 06/24/35	MSCI	Pay	06/20/25	2,898	(1,658)	1,240
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.835 terminating 02/05/35	MSCI	Pay	02/03/25	330	—	330
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.955 terminating 02/20/35	DB	Pay	02/18/25	330	(268)	62
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.955 terminating 02/20/35	BOA	Pay	02/18/25	345	(268)	77
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.000 terminating 02/26/35	GS	Pay	02/24/25	345	(461)	(116)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.890 terminating 03/03/35	GS	Pay	02/27/25	384	(271)	113
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.908 terminating 03/04/35	GS	Pay	02/28/25	361	(318)	43
	Total						$18,114	$(5,292)	$12,822

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.235 terminating 02/05/35	MSCI	Pay	02/03/25	$348	$(1)	$347
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.355 terminating 02/20/35	DB	Pay	02/18/25	330	(92)	238
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.355 terminating 02/20/35	BOA	Pay	02/18/25	345	(92)	253
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.350 terminating 02/26/35	GS	Pay	02/24/25	345	(143)	202
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.240 terminating 03/03/35	GS	Pay	02/27/25	384	(349)	35
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.258 terminating 03/04/35	GS	Pay	02/28/25	360	(330)	30
Total							$2,112	$(1,007)	$1,105
Total swaptions written							$20,226	$(6,299)	$13,927

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
11	EUR	EURO Bobl 5 Year Index Future	March 2025	$1,338,363	$1,340,041	$1,678
4	EUR	Euro Bund 10 Year Index Futures	March 2025	568,214	549,905	(18,309)
16	EUR	EURO Schatz 2 Year Index Futures	March 2025	1,783,613	1,772,959	(10,654)
Interest rate futures buy contracts:
12	CAD	Canadian Bond 10 Year Futures	March 2025	$996,049	$1,023,263	$27,214
U.S. Treasury futures buy contracts:
125	USD	U.S. Long Bond Futures	March 2025	$14,476,378	$14,238,281	$(238,097)
279	USD	U.S. Treasury Note 10 Year Futures	March 2025	30,631,876	30,367,406	(264,470)
120	USD	U.S. Treasury Note 2 Year Futures	March 2025	24,674,028	24,675,000	972
227	USD	U.S. Treasury Note 5 Year Futures	March 2025	24,199,603	24,150,672	(48,931)
234	USD	Ultra U.S. Treasury Bond Futures	March 2025	28,758,857	27,721,688	(1,037,169)
178	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	20,084,282	19,824,750	(259,532)
Total				$147,511,263	$145,663,965	$(1,847,298)
U.S. Treasury futures sell contracts:
202	USD	U.S. Treasury Note 5 Year Futures	March 2025	$(21,564,581)	$(21,490,906)	$73,675
44	USD	Ultra Long-Term U.S. Treasury Bond Futures	March 2025	(5,529,559)	(5,212,625)	316,934
37	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	(4,167,076)	(4,120,875)	46,201
Total				$(31,261,216)	$(30,824,406)	$436,810
Net unrealized appreciation (depreciation)						$(1,410,488)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Implied credit spread as of January 31, 2025*	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[15]	Upfront payments received (made)[15]	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S43	N/A	USD	2,004	12/20/29	Quarterly	(5.000)%	$(161,505)	$174,650	$13,145

*  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

OTC credit default swap agreements on credit indices—sell protection16

Counterparty	Implied credit spread as of 01/31/25*	Referenced obligations	Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BOA	N/A	iTraxx Europe Crossover S40	—	12/20/28	Quarterly	5.000%	$(230)	$302	$72
BOA	N/A	iTraxx Europe Crossover S40	—	12/20/28	Quarterly	5.000	(455)	603	148
JPM	N/A	iTraxx Europe Crossover S42	—	12/20/29	Quarterly	5.000	(40,242)	40,879	637
GS	N/A	iTraxx Europe Crossover S42	—	12/20/29	Quarterly	5.000	(59,022)	60,330	1,308
							$(99,949)	$102,114	$2,165

*  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Centrally cleared credit default swap agreements on corporate issues—sell protection16

Referenced obligations	Implied credit spread as of January 31, 2025*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000%	$1,064	$7,094	$8,158
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100,000	06/20/26	Quarterly	1.000	(235)	881	646
Boeing Co., 2.600%, due 12/20/29	N/A	USD	300,000	12/20/29	Quarterly	1.000	5,391	1,608	6,999
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200,000	06/20/28	Quarterly	5.000	(23,305)	31,007	7,702

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection16—(concluded)

Referenced obligations	Implied credit spread as of January 31, 2025*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000%	$717	$6,983	$7,700
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	100,000	12/20/28	Quarterly	1.000	184	1,807	1,991
Total							$(16,184)	$49,380	$33,196

*  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15]	Payments received by the Portfolio[15]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$3,242	$9,817
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	1,639	9,297
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	2,281	121
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(6,396)	(6,082)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(32,331)	(32,331)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(7,982)	(7,982)
CAD	1,100	06/01/32	Semi-annual	3.500%	1 day CAD CORRA	(42,735)	(34,496)
CAD	300	12/20/33	Semi-annual	3.750	1 day CAD CORRA	(16,486)	(15,427)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	790	790
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	444	444
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	413	413
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547	4,783	4,783
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(100)	(100)
EUR	2,200	03/19/35	Annual	6 mo. EURIBOR	2.500	20,685	1,853
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(1,382)	(1,382)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(1,133)	(1,133)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	367	367
EUR	1,000	03/19/55	Semi-annual	2.250	6 mo. EURIBOR	(8,303)	(5,895)
GBP	400	09/18/29	Annual	1 day GBP SONIA	4.000	(484)	(6,886)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	5,947	5,947
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	3,751	5,125
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	10,686	24,981
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	1,834	1,834
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	1,860	1,860
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	3,535	3,535
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	1,807	1,807
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	16,421	16,421

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15]	Payments received by the Portfolio[15]	Value	Unrealized appreciation (depreciation)
USD	300	10/31/31	Annual	3.790%	1 day USD SOFR	$4,442	$5,961
USD	400	11/30/31	Annual	3.710	1 day USD SOFR	7,883	8,512
USD	300	06/15/32	Annual	1.750	1 day USD SOFR	50,293	16,193
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	105,296	87,048
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	55,592	55,592
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	20,516	20,516
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	8,131	8,131
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	5,576	5,576
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	21,441	21,441
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	8,545	8,545
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	8,335	8,335
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(1,249)	(1,249)
USD	100	12/19/33	Annual	3.950	1 day USD SOFR	978	978
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	26,216	23,459
USD	40	01/08/34	Annual	3.670	1 day USD SOFR	1,225	1,225
USD	100	08/05/34	Annual	3.850	1 day USD SOFR	2,315	2,315
USD	100	08/06/34	Annual	3.795	1 day USD SOFR	2,769	2,769
USD	100	08/07/34	Annual	3.715	1 day USD SOFR	3,432	3,432
USD	100	08/13/34	Annual	3.679	1 day USD SOFR	3,712	3,712
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(236)	(236)
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	168,620	124,289
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	3,923	3,923
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	17,015	12,327
USD	1,600	05/31/25	At Maturity	5.160	1 day USD SOFR	(6,003)	(5,983)
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	5,732	5,487
Total						$487,652	$399,979

OTC credit default swap agreements on corporate issues—sell protection16

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CITI	Schlumberger Oilfield U.K. Ltd.	USD	200	06/20/25	Quarterly	(1.000)	$(599)	$892	$293
BB	Turkiye Government International Bonds	USD	200	06/20/25	Quarterly	(1.000)	(77)	471	394
Total							$(676)	$1,363	$687

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	19,420	TRY	696,477	02/03/25	$10
BB	CAD	703,000	USD	488,029	02/04/25	4,300
BB	USD	27,912	TRY	1,051,903	02/05/25	1,408
BB	USD	600,223	CNH	4,358,000	02/06/25	(5,184)
BB	USD	26,347	TRY	993,372	02/06/25	1,318
BB	USD	11,149	TRY	408,611	02/11/25	182
BB	USD	50,693	TRY	1,901,805	02/12/25	1,997
BB	USD	20,418	CNH	150,000	02/14/25	71
BB	USD	157,058	CNH	1,121,159	02/18/25	(3,891)
BB	USD	49,273	TRY	1,863,333	02/21/25	1,942
BB	USD	23,572	TRY	895,837	02/24/25	986
BB	USD	101,287	TRY	3,847,874	02/25/25	4,100
BB	USD	64,123	TRY	2,428,736	02/26/25	2,338
BB	USD	60,106	TRY	2,287,279	02/28/25	2,374
BB	CAD	17,000	USD	11,745	03/04/25	34
BB	USD	23,393	TRY	890,361	03/05/25	822
BB	USD	28,824	TRY	1,099,218	03/11/25	912
BB	USD	26,416	TRY	1,012,015	03/14/25	888
BB	USD	13,055	TRY	502,944	03/19/25	455
BB	USD	29,163	TRY	1,121,580	04/09/25	414
BB	USD	45,819	TRY	1,763,779	04/17/25	363
BB	USD	109,869	TRY	4,239,515	04/21/25	745
BB	USD	29,378	TRY	1,133,873	04/24/25	128
BB	USD	65,829	TRY	2,544,268	04/28/25	146
BB	USD	38,157	TRY	1,473,986	04/29/25	32
BB	USD	96,000	TRY	3,717,021	04/30/25	217
BB	CNH	4,358,000	USD	604,458	06/18/25	5,485
BB	USD	44,944	CNH	328,000	06/18/25	137
BNP	AUD	687,000	USD	427,966	02/04/25	858
BNP	BRL	622,574	USD	106,786	02/04/25	255
BNP	CHF	449,000	USD	494,951	02/04/25	1,951
BNP	GBP	14,161	USD	17,621	02/04/25	63
BNP	GBP	378,000	USD	466,205	02/04/25	(2,477)
BNP	USD	105,000	BRL	622,574	02/04/25	1,531
BNP	USD	2,710,156	EUR	2,605,000	02/04/25	(7,728)
BNP	USD	8,244	JPY	1,280,066	02/04/25	9
BNP	MXN	479,313	USD	23,237	02/05/25	106
BNP	CNH	4,357,966	USD	600,000	02/06/25	4,966
BNP	CNH	11,785,674	USD	1,613,831	02/14/25	4,000
BNP	USD	2,403,181	CNH	17,658,000	02/14/25	8,763
BNP	USD	50,359	CNH	364,844	02/14/25	(524)
BNP	USD	500,000	IDR	8,114,046,050	02/28/25	(2,652)
BNP	USD	350,000	INR	30,382,890	02/28/25	136
BNP	EUR	2,605,000	USD	2,713,613	03/04/25	7,749
BNP	JPY	1,275,960	USD	8,244	03/04/25	(9)
BNP	KRW	1,080,415,985	USD	750,000	03/04/25	5,553
BNP	TWD	19,688,879	USD	600,000	03/04/25	(3,010)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	157,421	GBP	127,000	03/04/25	$33
BNP	USD	147,482	JPY	22,700,000	03/04/25	(649)
BNP	USD	350,000	BRL	2,066,834	03/06/25	791
BNP	USD	60,851	BRL	357,080	03/06/25	(246)
BNP	INR	2,951,483	USD	33,965	03/21/25	5
BNP	TWD	223,460	USD	6,929	04/25/25	53
BNP	TWD	934,587	USD	28,378	04/25/25	(379)
BNP	CNH	245,174	USD	33,746	05/12/25	117
BNP	CNH	123,850	USD	16,987	05/12/25	(1)
BNP	USD	23,038	CNH	166,725	05/12/25	(169)
BNP	CNH	274,748	USD	37,616	06/18/25	(146)
BNP	USD	1,613,831	CNH	11,713,567	06/18/25	(3,892)
BNP	BRL	2,000,000	USD	326,321	10/02/25	2,688
BOA	USD	486,236	CAD	705,536	02/04/25	(761)
BOA	USD	158,045	GBP	127,000	02/04/25	(578)
BOA	USD	5,712	JPY	887,168	02/04/25	8
BOA	PEN	92,285	USD	24,482	02/14/25	(298)
BOA	CNH	1,121,746	USD	157,058	02/18/25	3,811
BOA	PEN	184,609	USD	48,874	02/18/25	(691)
BOA	CAD	704,724	USD	486,236	03/04/25	759
BOA	JPY	884,344	USD	5,712	03/04/25	(9)
BOA	USD	505,642	ZAR	9,397,862	03/19/25	(4,466)
BOA	CNH	126,896	USD	17,336	05/12/25	(70)
BOA	CNH	325,922	USD	44,602	06/18/25	(193)
CITI	BRL	1,882,860	USD	322,955	02/04/25	771
CITI	EUR	92,000	USD	95,872	02/04/25	431
CITI	USD	325,754	BRL	1,882,860	02/04/25	(3,570)
CITI	USD	312,169	GBP	251,000	02/04/25	(954)
CITI	CNH	126,959	USD	17,421	02/06/25	86
CITI	PEN	14,506	USD	3,846	02/14/25	(49)
CITI	PEN	239,954	USD	63,650	02/18/25	(775)
CITI	GBP	251,000	USD	312,139	03/04/25	950
CITI	TWD	1,678,928	USD	51,255	04/25/25	(405)
DB	USD	28,635	AUD	46,000	02/04/25	(37)
DB	USD	112,055	MXN	2,267,039	02/13/25	(2,792)
DB	AUD	46,000	USD	28,637	03/04/25	36
DB	CHF	446,782	USD	492,865	03/04/25	751
GS	BRL	2,551,686	USD	430,737	02/04/25	(5,893)
GS	USD	105,354	BRL	625,645	02/04/25	1,703
GS	USD	50,474	MXN	1,027,646	02/11/25	(930)
GS	USD	114,376	PEN	424,221	02/18/25	(478)
GS	MYR	102,998	USD	22,904	02/19/25	(215)
GS	USD	430,737	BRL	2,565,125	03/06/25	4,626
GS	USD	104,441	MXN	2,152,000	03/19/25	(1,269)
GS	BRL	800,000	USD	143,433	04/02/25	7,977
GS	PEN	424,941	USD	114,376	04/28/25	464

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	CNH	123,388	USD	16,847	05/12/25	$(77)
GSI	USD	330,362	BRL	1,926,041	02/04/25	(789)
GSI	BRL	1,003,942	USD	162,437	02/10/25	(9,132)
GSI	USD	165,000	BRL	1,019,782	02/10/25	9,276
GSI	TWD	1,642,850	USD	50,000	03/04/25	(315)
GSI	EUR	3,227,011	USD	3,368,470	04/16/25	9,137
GSI	GBP	450,000	USD	563,671	04/16/25	5,844
GSI	USD	216,668	AUD	344,423	04/16/25	(2,461)
GSI	USD	419,985	EUR	406,000	04/16/25	2,663
GSI	USD	213,528	JPY	33,289,778	04/16/25	2,857
GSI	USD	1,243,081	MXN	25,731,377	04/16/25	(14,779)
GSI	USD	130,268	ZAR	2,422,651	04/16/25	(1,375)
HSBC	TRY	694,000	USD	19,351	02/03/25	(10)
HSBC	EUR	101,000	USD	105,980	02/04/25	1,203
HSBC	EUR	2,412,000	USD	2,493,046	02/04/25	(9,164)
HSBC	JPY	2,800,000	USD	17,775	02/04/25	(279)
HSBC	USD	4,093	JPY	634,075	02/04/25	(5)
HSBC	CNH	18,126,333	USD	2,466,000	02/18/25	(10,327)
HSBC	AUD	687,000	USD	426,695	03/04/25	(454)
HSBC	JPY	632,038	USD	4,093	03/04/25	5
HSBC	TWD	363,349	USD	11,231	04/25/25	50
HSBC	CNH	128,669	USD	17,715	05/12/25	66
HSBC	USD	23,246	CNH	168,278	05/12/25	(164)
JPMCB	AUD	46,000	USD	28,608	02/04/25	10
JPMCB	BRL	572,802	USD	93,557	02/04/25	(4,458)
JPMCB	USD	98,249	BRL	572,802	02/04/25	(235)
JPMCB	CNH	6,379,852	USD	869,545	02/14/25	(1,893)
JPMCB	ILS	901,000	USD	251,539	03/17/25	(455)
JPMCB	USD	498,602	PLN	2,020,538	03/17/25	(2,467)
JPMCB	TWD	237,833	USD	7,253	04/25/25	(65)
JPMCB	USD	24,414	TRY	1,087,400	05/06/25	3,588
JPMCB	USD	25,024	TRY	1,112,198	05/08/25	3,569
JPMCB	CNH	131,888	USD	18,056	05/12/25	(34)
JPMCB	USD	869,545	CNH	6,346,548	06/18/25	2,739
Net unrealized appreciation (depreciation)						$20,483

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Preferred stocks	$5,493,000	$—	$—	$5,493,000
Exchange traded funds	1,736,078	—	—	1,736,078
Asset-backed securities	—	65,322,355	—	65,322,355
Corporate bonds	—	188,258,497	—	188,258,497
Loan assignments	—	32,783,889	2,397,000	35,180,889
Mortgage-backed securities	—	45,740,988	—	45,740,988
Municipal bonds	—	1,822,235	—	1,822,235
Non-U.S. government agency obligations	—	4,798,779	—	4,798,779
U.S. government agency obligations	—	38,809,078	1,766	38,810,844
U.S. Treasury obligations	—	50,760,167	—	50,760,167
Investment companies	—	7,638,534	—	7,638,534
Short-term U.S. treasury obligations	—	2,645,718	—	2,645,718
Investment of cash collateral from securities loaned	—	8,962,050	—	8,962,050
Swaptions Purchased	—	2,622	—	2,622
Futures contracts	466,674	—	—	466,674
Swap agreements	—	939,979	—	939,979
Forward foreign currency contracts	—	134,811	—	134,811
Total	$7,695,752	$448,619,702	$2,398,766	$458,714,220
Liabilities
Options written	$(1,291)	$—	$—	$(1,291)
Swaptions written	—	(6,299)	—	(6,299)
Futures contracts	(1,877,162)	—	—	(1,877,162)
Swap agreements	—	(124,820)	—	(124,820)
Forward foreign currency contracts	—	(114,328)	—	(114,328)
Total	$(1,878,453)	$(245,447)	$—	$(2,123,900)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Portfolio footnotes—(concluded)

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $167,133,838, represented 39.6% of the Portfolio's net assets at period end.

4  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

5  Bond interest in default.

6  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7  Security, or portion thereof, was on loan at the period end.

8  Perpetual investment. Date shown reflects the next call date.

9  Zero coupon bond.

10  Position is unsettled. Contract rate was not determined at January 31, 2025 and does not take effect until settlement.

11  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

12  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

13  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

14  Rate shown reflects yield at January 31, 2025.

15  Payments made or received are based on the notional amount.

16  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

See accompanying notes to financial statements.

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—98.7%
Alabama—4.6%
Black Belt Energy Gas District, Revenue Bonds, Series D, 5.000%, due 11/01/34	$1,000,000	$1,073,157
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,000,000	1,099,488
5.000%, due 10/01/39	1,000,000	1,076,865
County of Jefferson AL Sewer Revenue, Revenue Bonds, 5.000%, due 10/01/38	1,000,000	1,083,106
5.250%, due 10/01/40	750,000	818,549
Lower Alabama Gas District, Gas Project, Revenue Bonds, 4.000%, due 12/01/50[1]	2,500,000	2,506,338
		7,657,503
Arizona—3.4%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds, Series A, 4.000%, due 11/01/35	2,000,000	2,005,440
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2, Class A 3.625%, due 05/20/33	800,297	763,305
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, 4.000%, due 06/01/49[1]	750,000	749,332
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,054,601
Salt Verde Financial Corp., Revenue Bonds, 5.000%, due 12/01/32	1,000,000	1,072,003
		5,644,681
Arkansas—0.8%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds, 5.000%, due 10/01/34	1,320,000	1,384,020
California—2.0%
California Housing Finance Agency, Revenue Bonds, Series 2021-1, Class A 3.500%, due 11/20/35	1,411,914	1,349,449
Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000%, due 07/01/37	850,000	926,220
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, Series A 5.000%, due 05/01/39	1,000,000	1,070,341
		3,346,010
	Face amount	Value
Municipal bonds—(continued)
Colorado—0.1%
Colorado Heakth Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds, Series B, 5.000%, due 11/15/49[1]	$140,000	$144,897
Connecticut—1.6%
State of Connecticut Special Tax, Revenue Bonds, Series A, 4.000%, due 05/01/36	1,000,000	1,033,293
Series A, 4.000%, due 05/01/39	1,650,000	1,671,974
		2,705,267
District of Columbia—1.0%
District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,635,554
Florida—3.3%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (Assured Guaranty Municipal Corp.), Series D, 5.000%, due 07/01/35	1,500,000	1,645,515
City of Jacksonville FL, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/39	750,000	825,897
County of Miami-Dade FL Water & Sewer System, Revenue Bonds, Series B, 5.000%, due 10/01/40	1,250,000	1,378,097
JEA Electric System, Refunding, Revenue Bonds, Series 3A, 5.000%, due 10/01/34	1,630,000	1,752,946
		5,602,455
Georgia—3.8%
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds, Series A, 5.000%, due 04/01/36	1,000,000	1,025,737
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds, 5.000%, due 07/01/41	1,500,000	1,629,325
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,588,444
Series C, 5.000%, due 09/01/53[1]	1,000,000	1,059,324
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds, Series A, 5.000%, due 01/01/33	1,000,000	1,049,867
		6,352,697

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Hawaii—0.6%
Hawaii Airports System, Revenue Bonds, AMT, Series A, 5.000%, due 07/01/29	$1,000,000	$1,043,633
Illinois—9.1%
Chicago Midway International Airport, Revenue Bonds, Series C, 5.000%, due 01/01/34	1,500,000	1,627,854
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds, Series B, 5.000%, due 01/01/35	1,000,000	1,012,570
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 01/01/38	1,700,000	1,883,530
City of Chicago IL, GO Bonds, Series A, 5.000%, due 01/01/44	500,000	503,761
City of Chicago IL, Refunding, GO Bonds, Series A, 4.000%, due 01/01/35	1,250,000	1,221,738
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds, 5.000%, due 11/15/35	2,500,000	2,600,321
Illinois Finance Authority, University of Chicago, Refunded, Revenue Bonds, Series A, 5.250%, due 04/01/43	900,000	997,199
Illinois Municipal Electric Agency, Refunding, Revenue Bonds, Series A, 5.000%, due 02/01/32	2,500,000	2,516,737
Regional Transportation Authority, Revenue Bonds, (NATL), 6.500%, due 07/01/30	1,000,000	1,122,026
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,891,440
		15,377,176
Indiana—6.2%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds, Series 1, 4.000%, due 10/01/36	2,020,000	2,076,384
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group, Revenue Bonds, Series B, 2.250%, due 12/01/58[1]	5,250,000	5,215,209
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds, Series A, 5.250%, due 02/01/35	1,000,000	1,008,061
	Face amount	Value
Municipal bonds—(continued)
Indiana—(concluded)
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	$2,055,000	$2,056,622
		10,356,276
Iowa—0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2, Class 1 5.000%, due 06/01/33	500,000	535,574
Kentucky—1.3%
Kentucky Public Energy Authority, Revenue Bonds, Series A-1, 5.250%, due 04/01/54[1]	2,000,000	2,151,151
Louisiana—1.7%
Jefferson Sales Tax District, Revenue Bonds, (Assured Guaranty Municipal Corp.), Series B, 4.000%, due 12/01/32	1,895,000	1,953,933
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds, Series A-3, 2.200%, due 06/01/37[1]	1,000,000	985,458
		2,939,391
Massachusetts—1.2%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,046,486
Michigan—2.7%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds, 5.000%, due 07/01/38	1,000,000	1,094,655
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT, Series P3, 5.000%, due 06/30/32	3,300,000	3,406,054
		4,500,709
Missouri—1.2%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/34	2,000,000	2,017,909
Nevada—0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/33	500,000	526,884

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New Jersey—4.3%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds, 5.000%, due 07/01/33	$1,000,000	$1,067,279
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	6,000,000	6,195,822
		7,263,101
New Mexico—1.2%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, Series 1A, 5.000%, due 09/01/28	2,000,000	2,084,940
New York—7.3%
City Of New York NY, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	1,180,000	1,304,997
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	2,860,000	2,829,239
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 4.000%, due 03/15/39	1,890,000	1,905,961
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT, 5.000%, due 12/01/35	2,000,000	2,117,590
5.000%, due 12/01/36	1,000,000	1,055,093
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (Assured Guaranty Municipal Corp.), 4.250%, due 06/30/42	1,000,000	972,496
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT, Series A-P3, 5.000%, due 07/01/34	1,000,000	1,000,104
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,023,479
		12,208,959
North Carolina—1.0%
Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000%, due 07/01/36	1,540,000	1,650,605
North Dakota—0.8%
North Dakota Housing Finance Agency, Revenue Bonds, Series C, 5.000%, due 07/01/42	1,330,000	1,418,872
	Face amount	Value
Municipal bonds—(continued)
Ohio—3.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000%, due 12/01/41	$1,500,000	$1,670,011
Ohio Water Development Authority, Revenue Bonds, Series A, 5.000%, due 12/01/39	1,500,000	1,685,312
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series C, 2.750%, due 01/01/52[1]	1,980,000	1,939,445
		5,294,768
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Municipal Corp.), Series A, 4.000%, due 01/01/33	650,000	671,603
Pennsylvania—10.1%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/29	3,190,000	3,347,081
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds, 5.000%, due 06/01/31	1,500,000	1,584,977
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, 5.000%, due 06/30/34	2,200,000	2,355,063
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, Series 134B, 5.000%, due 10/01/27	1,250,000	1,294,385
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	1,250,000	1,283,249
Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000%, due 05/01/38	2,300,000	2,572,197
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding), Series F, 5.000%, due 09/01/30	10,000	10,340
Philadelphia School District, GO Bonds, (State Aid Withholding), Series A, 4.000%, due 09/01/35	1,500,000	1,523,133
Series A, 5.000%, due 09/01/31	1,000,000	1,058,800

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Southeastern Pennsylvania Transportation Authority,Revenue Bonds, 5.250%, due 06/01/40	$1,750,000	$1,931,841
		16,961,066
Rhode Island—2.0%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation), 4.000%, due 05/15/42	2,300,000	2,189,341
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A-SENIOR BONDS, 5.000%, due 12/01/30	1,125,000	1,182,032
		3,371,373
South Carolina—0.9%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	1,500,000	1,526,212
Tennessee—0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/35	1,350,000	1,395,324
Texas—11.1%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series A, 5.000%, due 08/15/37	1,000,000	1,140,640
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT, Series 1A, 5.000%, due 04/01/30	1,000,000	1,050,927
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/37	2,500,000	2,807,875
City of El Paso TX, GO Bonds, 5.000%, due 08/15/34	2,000,000	2,038,319
Dayton Independent School District, GO Bonds, (Permanent School Fund), 4.000%, due 02/15/40	1,400,000	1,374,501
Garland Independent School District, GO Bonds, (Permanent School Fund), Series A, 5.000%, due 02/15/42	2,000,000	2,167,856
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds, Series A, 4.000%, due 10/01/35	1,750,000	1,758,742
	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund), Series A, 3.000%, due 02/15/32	$2,375,000	$2,270,165
Midland Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/37	1,680,000	1,876,651
Plano Independent School District, GO Bonds, 5.000%, due 02/15/43	1,000,000	1,074,298
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Series B, 5.500%, due 01/01/54[1]	1,000,000	1,096,230
		18,656,204
Virginia—1.5%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, 5.000%, due 12/31/42	1,000,000	1,034,366
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/39	1,350,000	1,492,819
		2,527,185
Washington—4.1%
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/35	1,250,000	1,399,317
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds, Series R, 2.000%, due 01/01/44[1]	1,000,000	988,808
Port of Seattle, Revenue Bonds, AMT, Series C, 5.000%, due 04/01/32	1,000,000	1,000,776
State of Washington, GO Bonds, Series B, 5.000%, due 02/01/43	1,000,000	1,080,605
State of Washington, Refunding, GO Bonds, Series R-2022-C, 4.000%, due 07/01/36	1,500,000	1,552,773
Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500%, due 12/20/35	944,610	882,266
		6,904,545
Wisconsin—4.9%
City of Milwaukee WI, GO Bonds, (Assured Guaranty Municipal Corp.), Series B4, 5.000%, due 04/01/35	2,000,000	2,218,242

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Wisconsin—(concluded)
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds, 5.000%, due 03/01/34	$1,500,000	$1,522,713
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds, Series A-2, 3.700%, due 10/01/46[1]	2,330,000	2,331,625
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds, 5.000%, due 11/15/40	425,000	454,980
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.), 3.000%, due 03/01/39	2,000,000	1,785,521
		8,313,081
Total municipal bonds (cost—$169,883,344)		166,216,111
	Number of shares	Value
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 4.330%[2] (cost—$1,035,331)	1,035,331	$1,035,331
Total investments (cost—$170,918,675)—99.3%		167,251,442
Other assets in excess of liabilities—0.7%		1,102,752
Net assets—100.0%		$168,354,194

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$166,216,111	$—	$166,216,111
Short-term investments	—	1,035,331	—	1,035,331
Total	$—	$167,251,442	$—	$167,251,442

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Asset-backed securities—1.2%
United States—1.2%
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, due 03/15/34[2]		571,000	$578,392
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, due 03/22/27		438,000	440,518
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.820%, due 04/20/37[2]		408,000	412,564
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.300%, due 06/21/27[2]		219,000	220,417
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.250%, due 04/20/27[2]		331,000	333,477
Total asset-backed securities (cost—$1,966,825)			1,985,368
Corporate bonds—36.7%
Australia—2.2%
Glencore Funding LLC 5.634%, due 04/04/34[2]		461,000	461,449
6.375%, due 10/06/30[2]		87,000	91,647
Santos Finance Ltd. 6.875%, due 09/19/33[2]		152,000	160,842
Westpac Banking Corp. 1.079%, due 04/05/27[3]	EUR	2,950,000	2,962,321
			3,676,259
Belgium—0.3%
KBC Group NV (fixed, converts to FRN on 03/05/29), 8.000%, due 09/05/28[3,4,5]	EUR	200,000	229,266
(fixed, converts to FRN on 10/16/29), 4.932%, due 10/16/30[2,4]		225,000	222,409
			451,675
Brazil—0.2%
Braskem Netherlands Finance BV 4.500%, due 01/31/30[2,6]		429,000	367,031
Canada—4.9%
Bank of Montreal 0.125%, due 01/26/27[3]	EUR	3,100,000	3,069,568
Emera, Inc. Series 16-A, (fixed, converts to FRN on 06/15/26), 6.750%, due 06/15/76[4]		95,000	95,876
Enbridge, Inc. 5.300%, due 04/05/29		260,000	262,169
(fixed, converts to FRN on 01/15/28), 7.375%, due 01/15/83[4]		530,000	540,495
Series 2017-A,
(fixed, converts to FRN on 07/15/27), 5.500%, due 07/15/77[4]		190,000	184,986
	Face amount[1]		Value
Corporate bonds—(continued)
Canada—(concluded)
Toronto-Dominion Bank 0.864%, due 03/24/27[3]	EUR	2,950,000	$2,954,000
3.666%, due 09/08/31[3]	EUR	700,000	760,598
(fixed, converts to FRN on 10/31/27), 8.125%, due 10/31/82[4]		275,000	287,338
Transcanada Trust (fixed, converts to FRN on 09/15/29), 5.500%, due 09/15/79[4]		160,000	153,309
			8,308,339
Denmark—0.6%
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,4]		230,000	234,488
(fixed, converts to FRN on 06/21/29), 4.750%, due 06/21/30[3,4]	EUR	350,000	387,132
(fixed, converts to FRN on 09/11/25), 1.621%, due 09/11/26[2,4,6]		460,000	451,140
			1,072,760
France—3.7%
Alstom SA (fixed, converts to FRN on 08/29/29), 5.868%, due 05/29/29[3,4,5]	EUR	100,000	109,067
BNP Paribas SA (fixed, converts to FRN on 01/13/32), 5.786%, due 01/13/33[2,4]		200,000	202,046
(fixed, converts to FRN on 08/16/29), 7.750%, due 08/16/29[2,4,5,6]		425,000	439,577
(fixed, converts to FRN on 11/19/29), 5.283%, due 11/19/30[2,4]		290,000	288,984
(fixed, converts to FRN on 11/19/34), 5.906%, due 11/19/35[2,4]		410,000	402,793
BPCE SA 0.500%, due 02/24/27[3]	EUR	100,000	99,153
4.375%, due 07/13/28[3]	EUR	600,000	649,282
(fixed, converts to FRN on 01/18/26), 5.975%, due 01/18/27[2,4]		370,000	373,135
(fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,4,6]		830,000	866,180
(fixed, converts to FRN on 10/19/33), 7.003%, due 10/19/34[2,4]		250,000	268,175
Credit Agricole SA (fixed, converts to FRN on 01/09/35), 5.862%, due 01/09/36[2,4]		335,000	337,108
(fixed, converts to FRN on 09/11/27), 4.631%, due 09/11/28[2,4]		250,000	247,227
(fixed, converts to FRN on 10/03/28), 6.316%, due 10/03/29[2,4]		355,000	368,932
Electricite de France SA 6.900%, due 05/23/53[2]		200,000	213,531
(fixed, converts to FRN on 06/01/28), 2.625%, due 12/01/27[3,4,5]	EUR	400,000	397,175
(fixed, converts to FRN on 09/15/30), 3.375%, due 06/15/30[3,4,5]	EUR	200,000	194,811

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
France—(concluded)
Engie SA (fixed, converts to FRN on 06/14/30), 4.750%, due 03/14/30[3,4,5]	EUR	200,000	$213,873
Societe Generale SA (fixed, converts to FRN on 04/13/32), 6.100%, due 04/13/33[2,4]		250,000	252,207
TotalEnergies Capital SA 5.275%, due 09/10/54[6]		100,000	92,632
TotalEnergies SE (fixed, converts to FRN on 09/04/30), 2.000%, due 06/04/30[3,4,5]	EUR	250,000	236,297
			6,252,185
Germany—0.7%
Commerzbank AG (fixed, converts to FRN on 04/09/32), 7.875%, due 10/09/31[3,4,5]	EUR	200,000	231,890
Deutsche Bank AG (fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[4]		185,000	194,854
RWE Finance U.S. LLC 5.875%, due 04/16/34[2,6]		150,000	150,162
Volkswagen Leasing GmbH 0.625%, due 07/19/29[3]	EUR	200,000	185,692
Vonovia SE 0.625%, due 12/14/29[3]	EUR	400,000	365,752
5.000%, due 11/23/30[3]	EUR	100,000	112,325
			1,240,675
Hong Kong—0.1%
Melco Resorts Finance Ltd. 5.250%, due 04/26/26[2]		200,000	198,250
India—0.2%
Muthoot Finance Ltd. 7.125%, due 02/14/28[2]		340,000	345,844
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450%, due 05/21/28[3]		202,000	203,262
Ireland—2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, due 01/30/32[6]		150,000	131,573
5.750%, due 06/06/28[6]		175,000	179,170
AIB Group PLC (fixed, converts to FRN on 04/04/27), 2.250%, due 04/04/28[3,4]	EUR	500,000	513,454
(fixed, converts to FRN on 04/30/30), 7.125%, due 10/30/29[3,4,5]	EUR	200,000	222,350
Avolon Holdings Funding Ltd. 2.875%, due 02/15/25[2]		385,000	384,538
5.150%, due 01/15/30[2]		695,000	683,797
5.750%, due 03/01/29[2]		741,000	748,506
5.750%, due 11/15/29[2]		165,000	166,522
6.375%, due 05/04/28[2]		155,000	159,518
	Face amount[1]		Value
Corporate bonds—(continued)
Ireland—(concluded)
Bank of Ireland Group PLC (fixed, converts to FRN on 07/04/30), 5.000%, due 07/04/31[3,4]	EUR	300,000	$338,589
			3,528,017
Italy—1.6%
Enel Finance International NV 5.500%, due 06/15/52[2]		200,000	184,234
Enel SpA (fixed, converts to FRN on 07/16/28), 6.375%, due 04/16/28[3,4,5]	EUR	300,000	334,205
Intesa Sanpaolo SpA 5.250%, due 01/13/30[3]	EUR	300,000	341,933
6.625%, due 06/20/33[2]		405,000	426,138
UniCredit SpA 0.850%, due 01/19/31[3]	EUR	350,000	317,582
(fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,4]	EUR	400,000	409,230
(fixed, converts to FRN on 01/17/28), 4.800%, due 01/17/29[3,4]	EUR	400,000	437,466
(fixed, converts to FRN on 06/03/26), 7.500%, due 06/03/26[3,4,5]	EUR	200,000	217,595
			2,668,383
Japan—0.2%
Rakuten Group, Inc. 11.250%, due 02/15/27[2]		248,000	271,069
Netherlands—0.4%
Cooperatieve Rabobank UA (fixed, converts to FRN on 12/01/26), 0.375%, due 12/01/27[3,4]	EUR	100,000	99,540
ING Groep NV (fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[4,5]		580,000	577,536
			677,076
New Zealand—0.6%
Westpac Securities NZ Ltd. 3.750%, due 04/20/28[3]	EUR	1,039,000	1,111,253
Norway—0.1%
Aker BP ASA 6.000%, due 06/13/33[2]		205,000	206,454
Spain—1.5%
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 09/19/29), 9.375%, due 03/19/29[4,5]		200,000	218,122
Banco Santander SA (fixed, converts to FRN on 05/21/29), 9.625%, due 11/21/28[4,5]		400,000	440,866
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,4,6]		415,000	421,545
(fixed, converts to FRN on 07/16/30), 7.500%, due 01/16/30[3,4,5]	EUR	400,000	455,938

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Spain—(concluded)
(fixed, converts to FRN on 07/19/28), 5.000%, due 07/19/29[3,4]	EUR	400,000	$441,363
(fixed, converts to FRN on 09/13/33), 6.840%, due 09/13/34[2,4]		230,000	245,264
Iberdrola Finanzas SA (fixed, converts to FRN on 07/25/28), 4.875%, due 04/25/28[3,4,5]	EUR	200,000	214,774
Telefonica Europe BV (fixed, converts to FRN on 11/23/28), 7.125%, due 08/23/28[3,4,5]	EUR	100,000	114,376
			2,552,248
Turkey—0.1%
Turkiye Varlik Fonu Yonetimi AS 8.250%, due 02/14/29[3]		210,000	218,203
United Kingdom—4.5%
BAT Capital Corp. 4.540%, due 08/15/47		157,000	125,268
Eversholt Funding PLC 6.359%, due 12/02/25[3]	GBP	301,000	377,355
Gatwick Funding Ltd. 6.125%, due 03/02/26[3]	GBP	100,000	125,793
Heathrow Funding Ltd. 1.125%, due 10/08/30[3]	EUR	300,000	277,421
6.450%, due 12/10/31[3]	GBP	350,000	462,015
6.750%, due 12/03/26[3]	GBP	478,000	612,469
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[4]		440,000	445,163
(fixed, converts to FRN on 06/17/31), 4.600%, due 12/17/30[4,5,6]		365,000	324,393
(fixed, converts to FRN on 09/11/34), 6.950%, due 03/11/34[4,5,6]		200,000	200,336
(fixed, converts to FRN on 11/18/34), 5.874%, due 11/18/35[4]		200,000	197,113
(fixed, converts to FRN on 11/19/27), 5.130%, due 11/19/28[4]		200,000	200,499
Lloyds Banking Group PLC (fixed, converts to FRN on 08/07/26), 5.985%, due 08/07/27[4]		240,000	243,551
(fixed, converts to FRN on 09/27/31), 6.750%, due 09/27/31[4,5,6]		275,000	264,704
Nationwide Building Society 2.000%, due 04/28/27[3]	EUR	300,000	306,862
(fixed, converts to FRN on 12/20/27), 5.750%, due 06/20/27[3,4,5]	GBP	200,000	243,314
NatWest Group PLC (fixed, converts to FRN on 05/10/34), 8.125%, due 11/10/33[4,5]		275,000	292,289
(fixed, converts to FRN on 09/06/27), 4.067%, due 09/06/28[3,4]	EUR	505,000	539,183
(fixed, converts to FRN on 06/29/26), 6.000%, due 12/29/25[4,5]		370,000	369,537
Segro Capital SARL 1.250%, due 03/23/26[3]	EUR	200,000	203,959
	Face amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(concluded)
Standard Chartered PLC (fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[2,4]		343,000	$327,328
(fixed, converts to FRN on 02/08/27), 6.750%, due 02/08/28[2,4,6]		819,000	844,479
(fixed, converts to FRN on 02/15/28), 7.750%, due 08/15/27[2,4,5]		200,000	207,000
(fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[3,4]	EUR	200,000	200,430
(fixed, converts to FRN on 10/15/29), 5.005%, due 10/15/30[2,4,6]		200,000	197,472
			7,587,933
United States—12.6%
AbbVie, Inc. 4.050%, due 11/21/39		81,000	69,550
4.250%, due 11/21/49		390,000	318,996
Ameren Illinois Co. 5.900%, due 12/01/52		40,000	41,048
American Airlines Pass-Through Trust Series 2016-3, Class A, 3.250%, due 10/15/28		49,820	45,960
Series 2017-2, Class A, 3.600%, due 10/15/29		61,579	56,769
Amgen, Inc. 5.750%, due 03/02/63		200,000	192,953
Bank of America Corp. (fixed, converts to FRN on 01/24/30), 5.162%, due 01/24/31[4]		645,000	646,999
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[4]		311,000	264,576
Baxter International, Inc. 2.539%, due 02/01/32[6]		370,000	311,410
Berry Global, Inc. 5.650%, due 01/15/34[2]		130,000	131,613
Boeing Co. 3.600%, due 05/01/34[6]		240,000	203,686
6.858%, due 05/01/54		215,000	230,703
BP Capital Markets PLC (fixed, converts to FRN on 03/01/34), 6.450%, due 12/01/33[4,5,6]		280,000	285,897
(fixed, converts to FRN on 06/22/29), 3.625%, due 03/22/29[3,4,5]	EUR	200,000	204,740
Broadcom, Inc. 3.137%, due 11/15/35[2]		220,000	178,814
3.419%, due 04/15/33[2]		180,000	157,388
Cencora, Inc. 2.700%, due 03/15/31		337,000	294,701
2.800%, due 05/15/30		76,000	68,412
CF Industries, Inc. 4.950%, due 06/01/43		159,000	140,671
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		250,000	221,672
3.500%, due 06/01/41		275,000	190,547

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Cheniere Energy Partners LP 4.500%, due 10/01/29		440,000	$426,595
Citigroup, Inc. (fixed, converts to FRN on 02/13/29), 5.174%, due 02/13/30[4]		580,000	581,635
(fixed, converts to FRN on 03/20/29), 3.980%, due 03/20/30[4]		460,000	440,856
(fixed, converts to FRN on 05/01/31), 2.561%, due 05/01/32[4]		210,000	179,261
Columbia Pipelines Operating Co. LLC 5.927%, due 08/15/30[2]		65,000	67,069
6.036%, due 11/15/33[2]		230,000	236,108
Comcast Corp. 2.937%, due 11/01/56[6]		300,000	173,979
ConocoPhillips Co. 5.550%, due 03/15/54[6]		130,000	124,004
Constellation Energy Generation LLC 6.250%, due 10/01/39		175,000	181,298
Coterra Energy, Inc. 5.900%, due 02/15/55		100,000	94,370
Duke Energy Corp. 5.800%, due 06/15/54		55,000	53,274
Edison International (fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[4,6]		175,000	165,928
Series A,
(fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[4,5]		205,000	188,797
Energy Transfer LP 5.550%, due 02/15/28[6]		402,000	408,948
5.600%, due 09/01/34[6]		80,000	79,522
5.750%, due 02/15/33		225,000	227,454
(fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[4,6]		355,000	363,756
EnLink Midstream LLC 6.500%, due 09/01/30[2]		245,000	257,764
Entergy Arkansas LLC 5.750%, due 06/01/54		45,000	44,438
Entergy Corp. (fixed, converts to FRN on 12/01/29), 7.125%, due 12/01/54[4]		85,000	86,657
Entergy Texas, Inc. 5.550%, due 09/15/54		30,000	28,752
Enterprise Products Operating LLC (fixed, converts to FRN on 02/15/28), 5.375%, due 02/15/78[4]		74,000	72,025
FirstEnergy Transmission LLC 2.866%, due 09/15/28[2]		210,000	195,909
Ford Motor Credit Co. LLC 4.867%, due 08/03/27	EUR	677,000	729,666
5.800%, due 03/08/29[6]		270,000	270,492
General Electric Co. 4.125%, due 09/19/35[3]	EUR	88,000	95,916
Goldman Sachs Group, Inc. (fixed, converts to FRN on 01/28/30), 5.207%, due 01/28/31[4]		660,000	661,370
	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]		345,000	$352,522
(fixed, converts to FRN on 07/23/34), 5.330%, due 07/23/35[4]		110,000	108,227
(fixed, converts to FRN on 10/23/34), 5.016%, due 10/23/35[4]		355,000	341,063
HCA, Inc. 3.500%, due 09/01/30		117,000	106,908
3.500%, due 07/15/51		190,000	124,599
4.625%, due 03/15/52		105,000	83,072
5.250%, due 06/15/49		10,000	8,760
5.450%, due 09/15/34		235,000	230,202
5.950%, due 09/15/54		6,000	5,741
Hyundai Capital America 4.875%, due 11/01/27[2]		360,000	359,369
ITC Holdings Corp. 2.950%, due 05/14/30[2]		45,000	40,447
5.400%, due 06/01/33[2,6]		370,000	366,593
5.650%, due 05/09/34[2]		140,000	141,014
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 7.250%, due 11/15/53		120,000	133,225
Jersey Central Power & Light Co. 2.750%, due 03/01/32[2]		330,000	281,133
KeyCorp (fixed, converts to FRN on 03/06/34), 6.401%, due 03/06/35[4,6]		141,000	147,571
Kroger Co. 5.500%, due 09/15/54		75,000	70,275
5.650%, due 09/15/64		130,000	121,778
M&T Bank Corp. (fixed, converts to FRN on 01/16/28), 4.833%, due 01/16/29[4,6]		245,000	243,817
(fixed, converts to FRN on 01/16/35), 5.385%, due 01/16/36[4]		170,000	165,749
Marvell Technology, Inc. 2.950%, due 04/15/31		179,000	157,666
Meta Platforms, Inc. 5.400%, due 08/15/54		120,000	116,425
Monongahela Power Co. 5.850%, due 02/15/34[2]		60,000	61,313
Morgan Stanley (fixed, converts to FRN on 01/15/30), 5.230%, due 01/15/31[4]		245,000	246,143
(fixed, converts to FRN on 04/19/34), 5.831%, due 04/19/35[4]		170,000	173,889
(fixed, converts to FRN on 07/21/33), 5.424%, due 07/21/34[4]		250,000	250,007
(fixed, converts to FRN on 10/18/29), 4.654%, due 10/18/30[4]		480,000	471,372
Netflix, Inc. 4.625%, due 05/15/29	EUR	700,000	776,847
NextEra Energy Capital Holdings, Inc. (fixed, converts to FRN on 06/15/34), 6.750%, due 06/15/54[4]		365,000	373,376

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
NiSource, Inc. (fixed, converts to FRN on 11/30/29), 6.950%, due 11/30/54[4]		190,000	$193,759
Occidental Petroleum Corp. 4.625%, due 06/15/45		85,000	64,364
5.375%, due 01/01/32		50,000	49,045
Pacific Gas & Electric Co. 5.800%, due 05/15/34		265,000	262,928
6.150%, due 01/15/33		210,000	212,485
6.750%, due 01/15/53		143,000	147,885
PG&E Corp. (fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[4]		65,000	63,154
PNC Financial Services Group, Inc. (fixed, converts to FRN on 10/21/31), 4.812%, due 10/21/32[4]		155,000	151,337
Prologis Euro Finance LLC 1.000%, due 02/06/35	EUR	200,000	162,843
Prudential Financial, Inc. (fixed, converts to FRN on 03/15/34), 6.500%, due 03/15/54[4]		124,000	125,993
Realty Income Corp. 5.125%, due 07/06/34	EUR	100,000	114,581
San Diego Gas & Electric Co. 5.350%, due 04/01/53[6]		170,000	157,807
Solventum Corp. 5.450%, due 03/13/31		290,000	292,277
Southern California Edison Co. 5.200%, due 06/01/34		37,000	35,325
5.450%, due 03/01/35[6]		37,000	35,854
5.900%, due 03/01/55[6]		45,000	42,555
Southern Co. Gas Capital Corp. 5.750%, due 09/15/33		100,000	102,501
Series 20-A, 1.750%, due 01/15/31		220,000	182,254
Take-Two Interactive Software, Inc. 5.600%, due 06/12/34		40,000	40,232
U.S. Bancorp (fixed, converts to FRN on 01/23/34), 5.678%, due 01/23/35[4]		65,000	65,638
Uber Technologies, Inc. 4.800%, due 09/15/34		245,000	234,579
Vistra Operations Co. LLC 3.700%, due 01/30/27[2]		209,000	203,595
5.700%, due 12/30/34[2]		55,000	54,308
6.000%, due 04/15/34[2]		65,000	65,651
Warnermedia Holdings, Inc. 4.054%, due 03/15/29		510,000	478,786
4.279%, due 03/15/32[6]		300,000	264,902
Wells Fargo & Co. (fixed, converts to FRN on 01/24/30), 5.244%, due 01/24/31[4]		155,000	155,788
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[4]		106,000	106,334
(fixed, converts to FRN on 12/03/34), 5.211%, due 12/03/35[4]		304,000	297,402
	Face amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
WPC Eurobond BV 1.350%, due 04/15/28	EUR	200,000	$196,416
			21,312,629
Total corporate bonds (cost—$61,998,744)			62,249,545
Mortgage-backed securities—2.6%
Spain—0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A, 3 mo. EURIBOR + 0.150%, 2.894%, due 01/18/49[3,4]	EUR	186,916	191,838
United Kingdom—0.5%
Gemgarto PLC, Series 2021-1A, Class A, 1 day GBP SONIA + 0.590%, 5.318%, due 12/16/67[2,4]	GBP	104,122	129,098
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A, 1 day GBP SONIA + 0.290%, 5.018%, due 01/21/70[2,4]	GBP	600,000	741,913
			871,011
United States—2.0%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[2,4]		53,694	51,695
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.572%, due 09/10/58[4]		470,000	435,667
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.917%, due 01/15/49[4]		320,000	300,068
Federal National Mortgage Association REMICS, Series 2021-86, Class T, 2.500%, due 09/25/48		1,478,430	1,279,630
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, due 05/10/50[4]		350,000	256,119
OBX Trust Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%, 5.175%, due 02/25/60[2,4]		59,275	58,984
Series 2023-NQM1, Class A1, 6.120%, due 11/25/62[2,4]		177,299	177,572
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[2,4]		13,344	12,699
UBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.430%, due 11/15/50[4]		360,000	325,466
Series 2018-C11, Class B, 4.713%, due 06/15/51[4]		440,000	405,208

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Verus Securitization Trust, Series 2020-1, Class A1, 3.417%, due 01/25/60[2,4]		43,865	$42,903
			3,346,011
Total mortgage-backed securities (cost—$4,870,949)			4,408,860
Non-U.S. government agency obligations—35.2%
Bahrain—0.3%
Bahrain Government International Bonds 6.750%, due 09/20/29[3]		545,000	554,537
Bermuda—0.5%
Bermuda Government International Bonds 4.750%, due 02/15/29[2]		910,000	889,225
Canada—3.7%
Hydro-Quebec Series 19, 6.500%, due 02/15/35	CAD	750,000	629,389
Province of British Columbia 2.800%, due 06/18/48	CAD	300,000	163,210
Province of Ontario 3.650%, due 06/02/33	CAD	3,430,000	2,383,217
Province of Quebec 3.600%, due 09/01/33	CAD	3,360,000	2,320,940
5.000%, due 12/01/41	CAD	1,100,000	836,139
			6,332,895
China—10.9%
China Government Bonds Series INBK, 2.110%, due 08/25/34	CNY	11,800,000	1,693,071
Series INBK, 2.120%, due 06/25/31	CNY	60,000,000	8,551,482
Series INBK, 2.280%, due 03/25/31	CNY	50,000,000	7,174,778
4.500%, due 05/22/34[3]	CNY	6,000,000	980,856
			18,400,187
Czech Republic—1.0%
Czech Republic Government Bonds Series 151, 4.900%, due 04/14/34	CZK	36,610,000	1,612,020
Dominican Republic—0.4%
Dominican Republic International Bonds 4.875%, due 09/23/32[3]		720,000	647,640
Egypt—0.2%
Egypt Government International Bonds 5.875%, due 02/16/31[2]		400,000	340,716
France—1.3%
French Republic Government Bonds Series OAT, 2.750%, due 02/25/30[3]	EUR	2,070,000	2,150,354
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Germany—0.5%
Bundesrepublik Deutschland Bundesanleihe 2.600%, due 08/15/34[3]	EUR	800,000	$842,012
Hungary—0.7%
Hungary Government Bonds Series 35/A, 7.000%, due 10/24/35	HUF	248,510,000	646,256
Hungary Government International Bonds 5.500%, due 03/26/36[2]		321,000	304,947
6.125%, due 05/22/28[2]		291,000	296,910
			1,248,113
Indonesia—0.8%
Indonesia Treasury Bonds Series FR73, 8.750%, due 05/15/31	IDR	19,821,000,000	1,323,407
Israel—0.7%
Israel Government International Bonds Series 5Y, 5.375%, due 03/12/29		280,000	280,493
5.500%, due 03/12/34		967,000	954,308
			1,234,801
Italy—2.6%
Italy Buoni Poliennali del Tesoro Series 7Y, 3.500%, due 02/15/31[3]	EUR	1,300,000	1,380,998
Italy Buoni Poliennali Del Tesoro Series 11Y, 3.850%, due 02/01/35[3]	EUR	2,910,000	3,102,759
			4,483,757
Japan—3.6%
Japan Government Thirty Year Bonds Series 74, 1.000%, due 03/20/52	JPY	369,600,000	1,791,438
Series 84, 2.100%, due 09/20/54	JPY	250,000,000	1,548,857
Japan Government Twenty Year Bonds Series 183, 1.400%, due 12/20/42	JPY	224,900,000	1,353,359
Series 186, 1.500%, due 09/20/43	JPY	240,500,000	1,457,328
			6,150,982
Morocco—0.2%
Morocco Government International Bonds 2.375%, due 12/15/27[2]		340,000	311,097
Poland—0.1%
Republic of Poland Government Bonds Series 1034, 5.000%, due 10/25/34	PLN	1,020,000	235,446
Romania—0.4%
Romania Government International Bonds 1.750%, due 07/13/30[3]	EUR	810,000	700,007
South Africa—0.2%
Republic of South Africa Government International Bonds 4.850%, due 09/30/29		400,000	373,500
South Korea—1.4%
Korea Treasury Bonds Series 3406, 3.500%, due 06/10/34	KRW	3,193,870,000	2,303,876

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Spain—1.7%
Spain Government Bonds 3.150%, due 04/30/33[3]	EUR	686,000	$723,823
3.550%, due 10/31/33[3]	EUR	2,058,000	2,228,546
			2,952,369
Supranationals—1.1%
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[2]	EUR	227,000	200,049
4.700%, due 10/22/31[3]		850,000	761,812
European Union 3.000%, due 03/04/53[3]	EUR	866,628	832,242
			1,794,103
Turkey—0.4%
Republic of Turkiye 6.500%, due 01/03/35		657,000	621,575
United Kingdom—2.5%
U.K. Gilts 1.250%, due 07/31/51[3]	GBP	700,000	391,347
1.625%, due 10/22/28[3]	GBP	1,105,000	1,258,356
3.750%, due 10/22/53[3]	GBP	2,600,000	2,568,065
			4,217,768
Total non-U.S. government agency obligations (cost—$62,348,077)			59,720,387
U.S. government agency obligations—15.4%
United States—15.4%
Federal Home Loan Mortgage Corp. 4.500%, due 09/01/52		1,706,489	1,609,662
5.000%, due 01/01/53		887,914	859,818
5.000%, due 11/01/53		1,579,158	1,527,512
5.500%, due 05/01/53		3,595,783	3,554,839
6.000%, due 06/01/53		495,272	498,846
6.000%, due 07/01/53		822,025	827,957
6.000%, due 08/01/53		1,383,701	1,395,224
6.000%, due 07/01/54		601,348	609,598
Federal National Mortgage Association 2.500%, due 07/01/51		3,354,378	2,766,554
2.500%, due 02/01/52		700,762	572,903
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
United States—(concluded)
2.500%, due 05/01/52	760,475	$626,738
3.000%, due 11/01/51	1,805,048	1,548,194
3.000%, due 01/01/52	1,497,239	1,291,108
3.000%, due 03/01/52	707,933	606,232
3.500%, due 04/01/52	4,132,053	3,694,840
3.500%, due 05/01/58	1,190,457	1,059,924
5.000%, due 02/01/54	899,196	870,416
5.500%, due 11/01/53	698,473	690,389
6.500%, due 10/01/53	1,411,997	1,447,995
Total U.S. government agency obligations (cost—$26,655,268)		26,058,749
U.S. Treasury obligations—4.7%
United States—4.7%
U.S. Treasury Bonds, 4.500%, due 11/15/54	50,000	47,625
U.S. Treasury Notes 4.250%, due 12/31/26	5,100,000	5,103,387
4.250%, due 01/31/30	2,800,000	2,789,937
Total U.S. Treasury obligations (cost—$7,936,506)		7,940,949
	Number of shares
Short-term investments—1.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 4.330%[7] (cost—$2,231,569)	2,231,569	2,231,569
Investment of cash collateral from securities loaned—4.1%
Money market funds—4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[7] (cost—$6,862,888)	6,862,888	6,862,888
Total investments (cost—$174,870,826)—101.2%		171,458,315
Liabilities in excess of other assets—(1.2)%		(2,011,728)
Net assets—100.0%		$169,446,587

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
299	EUR	EURO Schatz 2 Year Index Futures	March 2025	$33,082,955	$33,132,166	$49,211
Interest rate futures buy contracts:
58	AUD	Australian Bond 10 Year Futures	March 2025	$4,113,939	$4,049,941	$(63,998)
275	CAD	Canadian Bond 2 Year Futures	March 2025	19,922,493	19,964,393	41,900
56	EUR	Eurex Short-term Euro-BTP Futures	March 2025	6,269,610	6,239,341	(30,269)
16	EUR	German Euro Buxl 30 Year Futures	March 2025	2,156,606	2,139,866	(16,740)
46	EUR	Italian Government Bond Futures	March 2025	5,776,056	5,718,815	(57,241)
9	GBP	United Kingdom Long Gilt Bond Futures	March 2025	1,054,236	1,035,229	(19,007)
U.S. Treasury futures buy contracts:
56	USD	U.S. Long Bond Futures	March 2025	$6,547,401	$6,378,750	$(168,651)
4	USD	U.S. Treasury Note 2 Year Futures	March 2025	824,226	822,500	(1,726)
30	USD	Ultra U.S. Treasury Bond Futures	March 2025	3,592,534	3,554,062	(38,472)
Total				$83,340,056	$83,035,063	$(304,993)
Index futures sell contracts:
33	EUR	EURO BOBL 5 Year Index Futures	March 2025	$(4,086,845)	$(4,020,123)	$66,722
Interest rate futures sell contracts:
81	CAD	Canadian Bond 10 Year Futures	March 2025	$(6,808,647)	$(6,907,028)	$(98,381)
84	EUR	Euro Bund 10 Year Futures	March 2025	(11,490,561)	(11,548,009)	(57,448)
2	JPY	Japan Government Bond 10 Year Futures	March 2025	(1,820,555)	(1,813,985)	6,570
U.S. Treasury futures sell contracts:
3	USD	U.S. Treasury Note 10 Year Futures	March 2025	$(327,884)	$(326,531)	$1,353
68	USD	U.S. Treasury Note 5 Year Futures	March 2025	(7,245,388)	(7,234,563)	10,825
28	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	(3,174,286)	(3,118,500)	55,786
Total				$(34,954,166)	$(34,968,739)	$(14,573)
Net unrealized appreciation (depreciation)						$(319,566)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	AUD	350,691	USD	216,667	02/25/25	$(1,373)
BB	CAD	238,529	USD	166,391	02/25/25	2,119
BB	EUR	102,640	USD	106,591	02/25/25	11
BB	GBP	30,000	USD	36,822	02/25/25	(372)
BB	USD	1,373,676	CHF	1,253,067	02/25/25	5,439
BB	USD	124,351	EUR	120,588	02/25/25	865
BB	USD	2,345,746	SEK	26,262,621	02/25/25	25,848
BNP	CAD	602,679	AUD	680,137	02/25/25	7,812
BNP	CAD	447,199	USD	312,991	02/25/25	5,012
BNP	CHF	382,191	GBP	343,033	02/25/25	4,661
BNP	CNY	748,847	USD	102,892	02/25/25	(332)
BNP	EUR	407,800	USD	428,919	02/25/25	5,465

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	EUR	111,078	USD	113,729	02/25/25	$(1,612)
BNP	JPY	65,933,515	USD	426,431	02/25/25	289
BNP	JPY	45,000,000	USD	286,098	02/25/25	(4,747)
BNP	SEK	4,694,899	EUR	408,017	02/25/25	(284)
BNP	USD	212,772	AUD	339,254	02/25/25	(1,844)
BNP	USD	317,994	CNY	2,301,801	02/25/25	(702)
BNP	USD	135,822	EUR	130,000	02/25/25	(832)
BNP	USD	417,747	GBP	338,641	02/25/25	2,105
BNP	USD	425,642	JPY	65,937,676	02/25/25	528
BNP	USD	1,596,446	NZD	2,844,326	02/25/25	8,509
BNP	USD	425,596	TRY	15,614,304	02/25/25	2,058
BOA	EUR	138,022	USD	144,245	02/25/25	925
CITI	AUD	678,635	CAD	603,741	02/25/25	(6,147)
CITI	AUD	677,471	CHF	381,111	02/25/25	(1,764)
CITI	AUD	674,538	GBP	341,952	02/25/25	4,569
CITI	CAD	609,567	AUD	679,979	02/25/25	2,970
CITI	CAD	1,228,623	JPY	132,179,592	02/25/25	8,168
CITI	CHF	764,755	AUD	1,354,628	02/25/25	545
CITI	CHF	386,670	EUR	410,970	02/25/25	1,181
CITI	EUR	407,800	CHF	386,533	02/25/25	1,961
CITI	EUR	99,222	USD	104,211	02/25/25	1,180
CITI	HUF	370,775,179	USD	920,685	02/25/25	(20,892)
CITI	JPY	66,371,743	AUD	679,920	02/25/25	(6,241)
CITI	JPY	66,032,033	CAD	614,509	02/25/25	(3,575)
CITI	JPY	66,343,673	NZD	748,935	02/25/25	(6,195)
CITI	MXN	4,386,655	CAD	305,380	02/25/25	(713)
CITI	USD	424,328	AUD	679,979	02/25/25	(1,556)
CITI	USD	848,016	CAD	1,219,392	02/25/25	(8,237)
CITI	USD	318,000	CNY	2,300,711	02/25/25	(858)
CITI	USD	425,511	JPY	65,710,733	02/25/25	(808)
GSI	CAD	609,635	AUD	679,979	02/25/25	2,923
GSI	CAD	609,747	MXN	8,648,568	02/25/25	(3,878)
GSI	CAD	611,153	USD	426,241	02/25/25	5,348
GSI	CZK	21,367,553	USD	881,751	02/25/25	1,415
GSI	JPY	66,651,183	SEK	4,674,812	02/25/25	(8,631)
GSI	JPY	131,270,498	USD	850,712	02/25/25	2,282
GSI	SEK	4,648,354	JPY	65,616,207	02/25/25	4,331
GSI	USD	30,462	CAD	43,796	02/25/25	(300)
GSI	USD	364,484	DKK	2,646,152	02/25/25	3,805
GSI	USD	856,036	EUR	821,177	02/25/25	(3,336)
GSI	USD	11,779,509	JPY	1,849,954,656	02/25/25	177,153
GSI	USD	422,306	MXN	8,806,768	02/25/25	1,351
GSI	USD	857,469	MXN	17,734,031	02/25/25	(4,358)
GSI	USD	149,493	RON	726,166	02/25/25	1,806
GSI	USD	629,129	ZAR	11,980,244	02/25/25	10,963

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	USD	212,534	ZAR	3,934,438	02/25/25	$(2,322)
HSBC	EUR	1,635,167	USD	1,699,684	02/25/25	1,748
HSBC	GBP	9,385	USD	11,674	02/25/25	38
HSBC	GBP	1,017,661	USD	1,239,862	02/25/25	(21,850)
HSBC	JPY	10,288,000	USD	65,519	02/25/25	(974)
HSBC	PLN	966,826	USD	238,207	02/25/25	628
HSBC	USD	3,059,998	EUR	2,974,317	02/25/25	28,493
HSBC	USD	2,777,864	EUR	2,673,298	02/25/25	(1,946)
HSBC	USD	13,657	GBP	11,242	02/25/25	280
HSBC	USD	321,103	ILS	1,165,259	02/25/25	4,679
HSBC	USD	422,950	MXN	8,724,613	02/25/25	(3,245)
HSBC	USD	137,728	NOK	1,572,230	02/25/25	1,174
HSBC	USD	383,858	PLN	1,601,108	02/25/25	9,583
HSBC	USD	1,049,292	THB	36,467,190	02/25/25	34,976
MSCI	CAD	2,733,933	USD	1,902,372	02/25/25	19,547
MSCI	CNY	33,502,826	USD	4,569,053	02/25/25	(49,145)
MSCI	EUR	816,618	USD	850,763	02/25/25	2,797
MSCI	EUR	4,165,783	USD	4,275,846	02/25/25	(49,849)
MSCI	GBP	342,291	EUR	408,359	02/25/25	(343)
MSCI	GBP	338,641	USD	421,677	02/25/25	1,825
MSCI	GBP	103,249	USD	127,198	02/25/25	(812)
MSCI	JPY	15,986,697	USD	101,519	02/25/25	(1,806)
MSCI	MXN	4,382,966	CAD	305,380	02/25/25	(535)
MSCI	MXN	39,753,465	USD	1,929,838	02/25/25	17,463
MSCI	SEK	4,697,341	EUR	408,010	02/25/25	(512)
MSCI	SEK	1,160,088	USD	105,693	02/25/25	934
MSCI	SGD	139,837	USD	102,507	02/25/25	(482)
MSCI	USD	2,651,145	AUD	4,281,427	02/25/25	10,797
MSCI	USD	53,263	CAD	76,559	02/25/25	(538)
MSCI	USD	244,094	CZK	6,012,490	02/25/25	3,618
MSCI	USD	1,292,379	SGD	1,766,803	02/25/25	8,856
MSCI	USD	651,277	TRY	24,021,695	02/25/25	6,643
SSB	EUR	64,000	USD	65,361	02/25/25	(1,096)
TD	NZD	751,803	JPY	65,328,636	02/25/25	(1,983)
TD	USD	421,160	EUR	406,545	02/25/25	991
Net unrealized appreciation (depreciation)						$231,642

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$1,985,368	$—	$1,985,368
Corporate bonds	—	62,249,545	—	62,249,545
Mortgage-backed securities	—	4,408,860	—	4,408,860
Non-U.S. government agency obligations	—	59,720,387	—	59,720,387
U.S. government agency obligations	—	26,058,749	—	26,058,749
U.S. Treasury obligations	—	7,940,949	—	7,940,949
Short-term investments	—	2,231,569	—	2,231,569
Investment of cash collateral from securities loaned	—	6,862,888	—	6,862,888
Futures contracts	232,367	—	—	232,367
Forward foreign currency contracts	—	458,667	—	458,667
Total	$232,367	$171,916,982	$—	$172,149,349
Liabilities
Futures contracts	$(551,933)	$—	$—	$(551,933)
Forward foreign currency contracts	—	(227,025)	—	(227,025)
Total	$(551,933)	$(227,025)	$—	$(778,958)

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,317,767, represented 12.0% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  Perpetual investment. Date shown reflects the next call date.

6  Security, or portion thereof, was on loan at the period end.

7  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—96.0%
Advertising—0.8%
Advantage Sales & Marketing, Inc. 6.500%, due 11/15/28[2]		75,000	$71,039
Clear Channel Outdoor Holdings, Inc. 5.125%, due 08/15/27[2]		75,000	73,059
7.500%, due 06/01/29[2]		125,000	111,292
7.750%, due 04/15/28[2]		200,000	185,395
7.875%, due 04/01/30[2]		100,000	103,484
Lamar Media Corp. 3.750%, due 02/15/28		25,000	23,810
Neptune Bidco U.S., Inc. 9.290%, due 04/15/29[2]		275,000	234,431
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[2]		125,000	117,024
4.625%, due 03/15/30[2]		175,000	162,675
5.000%, due 08/15/27[2]		150,000	147,528
Summer BC Holdco B SARL 5.750%, due 10/31/26[3]	EUR	150,000	155,643
			1,385,380
Aerospace & defense—1.5%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[2]		25,000	25,557
Boeing Co. 6.528%, due 05/01/34		75,000	79,234
Bombardier, Inc. 6.000%, due 02/15/28[2]		175,000	174,644
7.250%, due 07/01/31[2]		50,000	51,629
7.500%, due 02/01/29[2]		100,000	104,081
7.875%, due 04/15/27[2]		212,000	212,754
Evander Gold Mines Ltd. 10.000%, due 04/19/26[4,5,6]	EUR	108,892	0
Goat Holdco LLC 6.750%, due 02/01/32[2]		50,000	49,832
Spirit AeroSystems, Inc. 4.600%, due 06/15/28		125,000	120,509
9.375%, due 11/30/29[2]		100,000	107,515
9.750%, due 11/15/30[2]		150,000	165,947
TransDigm, Inc. 4.625%, due 01/15/29		175,000	165,644
4.875%, due 05/01/29		100,000	94,925
5.500%, due 11/15/27		750,000	742,766
6.000%, due 01/15/33[2]		75,000	74,008
6.375%, due 03/01/29[2]		50,000	50,501
6.625%, due 03/01/32[2]		50,000	50,854
6.750%, due 08/15/28[2]		275,000	279,873
7.125%, due 12/01/31[2]		100,000	103,262
Triumph Group, Inc. 9.000%, due 03/15/28[2]		55,000	57,645
			2,711,180
	Face amount[1]		Value
Corporate bonds—(continued)
Agriculture—0.2%
Darling Ingredients, Inc. 5.250%, due 04/15/27[2]		75,000	$74,532
6.000%, due 06/15/30[2]		100,000	99,515
MHP Lux SA 6.250%, due 09/19/29[3]		200,000	175,000
			349,047
Airlines—1.1%
Allegiant Travel Co. 7.250%, due 08/15/27[2]		50,000	50,453
American Airlines, Inc. 7.250%, due 02/15/28[2]		100,000	102,329
8.500%, due 05/15/29[2]		150,000	158,033
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[2]		83,333	83,286
5.750%, due 04/20/29[2]		275,000	274,328
Avianca Midco 2 PLC 9.625%, due 02/14/30[2,7]		200,000	195,000
Grupo Aeromexico SAB de CV 8.250%, due 11/15/29[2]		300,000	298,125
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[2]		175,000	185,003
Latam Airlines Group SA 7.875%, due 04/15/30[2]		275,000	276,375
OneSky Flight LLC 8.875%, due 12/15/29[2]		75,000	76,831
Transportes Aereos Portugueses SA 5.125%, due 11/15/29[2]	EUR	100,000	107,014
United Airlines, Inc. 4.625%, due 04/15/29[2]		150,000	144,003
			1,950,780
Apparel—0.5%
Champ Acquisition Corp. 8.375%, due 12/01/31[2]		25,000	26,037
Crocs, Inc. 4.125%, due 08/15/31[2]		175,000	153,747
4.250%, due 03/15/29[2]		25,000	23,251
CT Investment GmbH 6.375%, due 04/15/30[2]	EUR	200,000	215,053
Hanesbrands, Inc. 9.000%, due 02/15/31[2]		50,000	53,426
Kontoor Brands, Inc. 4.125%, due 11/15/29[2]		75,000	69,714
Takko Fashion GmbH 10.250%, due 04/15/30[2]	EUR	300,000	334,562
			875,790
Auto manufacturers—0.2%
Allison Transmission, Inc. 3.750%, due 01/30/31[2]		25,000	22,309
4.750%, due 10/01/27[2]		75,000	73,655
Jaguar Land Rover Automotive PLC 5.875%, due 01/15/28[2]		200,000	199,706

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
JB Poindexter & Co., Inc. 8.750%, due 12/15/31[2]		75,000	$79,881
Wabash National Corp. 4.500%, due 10/15/28[2]		25,000	23,080
			398,631
Auto parts & equipment—2.4%
Adient Global Holdings Ltd. 7.000%, due 04/15/28[2]		25,000	25,331
7.500%, due 02/15/33[2,7]		50,000	50,666
8.250%, due 04/15/31[2]		25,000	25,928
Adler Pelzer Holding GmbH 9.500%, due 04/01/27[2]	EUR	200,000	203,214
American Axle & Manufacturing, Inc. 5.000%, due 10/01/29		25,000	22,935
Clarios Global LP/Clarios U.S. Finance Co. 6.750%, due 02/15/30[2]		50,000	50,785
8.500%, due 05/15/27[2]		25,000	25,125
Dana, Inc. 4.500%, due 02/15/32		75,000	70,638
Dornoch Debt Merger Sub, Inc. 6.625%, due 10/15/29[2]		275,000	224,112
Forvia SE 2.750%, due 02/15/27[3]	EUR	350,000	354,013
Goodyear Tire & Rubber Co. 5.000%, due 07/15/29		75,000	69,968
5.250%, due 04/30/31		25,000	22,827
5.250%, due 07/15/31		275,000	252,049
7.000%, due 03/15/28		25,000	25,341
9.500%, due 05/31/25		31,000	31,058
Grupo Antolin-Irausa SA 3.500%, due 04/30/28[3]	EUR	100,000	72,801
10.375%, due 01/30/30[2]		125,000	103,464
IHO Verwaltungs GmbH 8.750% Cash or 9.500% PIK, 8.750%, due 05/15/28[2,8]		225,000	246,253
6.750%, due 11/15/29[3]		100,000	106,909
6.750% Cash or 7.500% PIK, 6.750%, due 11/15/29[2,8]		100,000	106,909
7.750% Cash or 8.500% PIK, 7.750%, due 11/15/30[2,8]		200,000	200,542
8.000% Cash or 8.750% PIK, 8.000%, due 11/15/32[2,8]		200,000	199,638
Mahle GmbH 6.500%, due 05/02/31[2]	EUR	100,000	104,803
Nemak SAB de CV 3.625%, due 06/28/31[3]		200,000	153,370
Phinia, Inc. 6.625%, due 10/15/32[2]		50,000	50,103
6.750%, due 04/15/29[2]		25,000	25,683
Schaeffler AG 4.500%, due 03/28/30[3]	EUR	200,000	209,140
4.750%, due 08/14/29[3]		100,000	105,769
Standard Profil Automotive GmbH 6.250%, due 04/30/26[3]		200,000	111,936
	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Tenneco, Inc. 8.000%, due 11/17/28[2]		200,000	$190,909
ZF Europe Finance BV 6.125%, due 03/13/29[3]	EUR	300,000	324,058
ZF Finance GmbH 2.250%, due 05/03/28[3]		200,000	192,743
ZF North America Capital, Inc. 6.875%, due 04/14/28[2]		150,000	151,118
6.875%, due 04/23/32[2]		150,000	144,537
			4,254,675
Banks—1.4%
Access Bank PLC 6.125%, due 09/21/26[3]		200,000	194,268
Banco BPM SpA (fixed, converts to FRN on 01/19/27), 3.375%, due 01/19/32[3,6]	EUR	200,000	207,073
Barclays PLC (fixed, converts to FRN on 06/15/25), 7.125%, due 06/15/25[6,9]	GBP	200,000	248,897
Commerzbank AG (fixed, converts to FRN on 12/29/26), 1.375%, due 12/29/31[3,6]	EUR	200,000	200,685
(fixed, converts to FRN on 12/05/25), 4.000%, due 12/05/30[3,6]		100,000	104,150
Deutsche Bank AG (fixed, converts to FRN on 05/19/26), 5.625%, due 05/19/31[3,6]		100,000	105,860
Freedom Mortgage Corp. 6.625%, due 01/15/27[2]		250,000	251,017
7.625%, due 05/01/26[2]		75,000	75,396
12.000%, due 10/01/28[2]		50,000	54,458
12.250%, due 10/01/30[2]		25,000	27,910
Goldman Sachs Group, Inc. Series R, (fixed, converts to FRN on 02/10/25), 4.950%, due 08/10/25[6,9]		75,000	75,244
Intesa Sanpaolo SpA 2.925%, due 10/14/30[3]	EUR	250,000	249,551
JPMorgan Chase & Co. Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[6,9]		75,000	75,000
UniCredit SpA (fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,6]	EUR	325,000	332,500
Uzbek Industrial & Construction Bank ATB 8.950%, due 07/24/29[3]		200,000	204,000
			2,406,009
Beverages—0.3%
Primo Water Holdings, Inc. 3.875%, due 10/31/28[3]	EUR	325,000	332,125
4.375%, due 04/30/29[2]		150,000	141,689
Triton Water Holdings, Inc. 6.250%, due 04/01/29[2]		100,000	99,272
			573,086

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Biotechnology—0.1%
Grifols SA 3.875%, due 10/15/28[3]	EUR	200,000	$186,298
Building materials—2.0%
AmeriTex HoldCo Intermediate LLC 10.250%, due 10/15/28[2]		75,000	79,474
Builders FirstSource, Inc. 4.250%, due 02/01/32[2]		300,000	270,523
5.000%, due 03/01/30[2]		100,000	95,758
6.375%, due 06/15/32[2]		225,000	227,874
Cemex SAB de CV (fixed, converts to FRN on 06/14/28), 9.125%, due 03/14/28[3,6,9]		300,000	309,075
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, due 12/15/30[2]	EUR	125,000	135,911
6.625%, due 12/15/30[2]		100,000	101,148
Griffon Corp. 5.750%, due 03/01/28		250,000	247,826
JELD-WEN, Inc. 7.000%, due 09/01/32[2]		50,000	47,656
Knife River Corp. 7.750%, due 05/01/31[2]		50,000	52,264
Limak Cimento Sanayi ve Ticaret AS 9.750%, due 07/25/29[3]		200,000	199,000
Masterbrand, Inc. 7.000%, due 07/15/32[2]		25,000	25,558
Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC 6.750%, due 04/01/32[2]		75,000	75,905
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[2]		75,000	71,394
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[2]		75,000	73,217
9.750%, due 07/15/28[2]		100,000	102,227
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500%, due 04/15/30[2]		50,000	48,521
Quikrete Holdings, Inc. 6.375%, due 03/01/32[2,7]		200,000	200,750
6.750%, due 03/01/33[2,7]		75,000	75,188
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]		225,000	223,062
Standard Building Solutions, Inc. 6.500%, due 08/15/32[2]		125,000	126,240
Standard Industries, Inc. 4.375%, due 07/15/30[2]		175,000	162,528
5.000%, due 02/15/27[2]		125,000	123,266
Summit Materials LLC/Summit Materials Finance Corp. 5.250%, due 01/15/29[2]		100,000	101,175
7.250%, due 01/15/31[2]		45,000	48,544
Victoria PLC 3.625%, due 08/24/26[3]	EUR	100,000	97,501
West China Cement Ltd. 4.950%, due 07/08/26[3]		200,000	148,871
Wilsonart LLC 11.000%, due 08/15/32[2]		75,000	75,012
			3,545,468
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—3.7%
ASP Unifrax Holdings, Inc. 7.10% Cash, or 5.85% Cash and 1.25% PIK, 7.100%, due 09/30/29[2,8]		19,811	$13,026
Avient Corp. 6.250%, due 11/01/31[2]		50,000	49,901
7.125%, due 08/01/30[2]		125,000	128,313
Braskem Netherlands Finance BV 4.500%, due 01/31/30[3]		450,000	384,997
8.000%, due 10/15/34[2]		400,000	386,800
Chemours Co. 4.625%, due 11/15/29[2]		50,000	44,394
5.375%, due 05/15/27		75,000	73,488
5.750%, due 11/15/28[2]		175,000	166,030
8.000%, due 01/15/33[2]		50,000	49,586
Consolidated Energy Finance SA 5.000%, due 10/15/28[2]	EUR	225,000	206,361
Herens Midco SARL 5.250%, due 05/15/29[3]		200,000	174,283
INEOS Finance PLC 5.625%, due 08/15/30[2,7]		100,000	105,140
INEOS Quattro Finance 2 PLC 6.750%, due 04/15/30[2]		100,000	106,723
8.500%, due 03/15/29[2]		100,000	110,353
Innophos Holdings, Inc. 11.500%, due 06/15/29[2]		228,125	243,040
Italmatch Chemicals SpA 10.000%, due 02/06/28[2]	EUR	125,000	136,645
Mativ Holdings, Inc. 8.000%, due 10/01/29[2]		50,000	47,639
Methanex Corp. 5.125%, due 10/15/27		75,000	73,825
Methanex U.S. Operations, Inc. 6.250%, due 03/15/32[2]		75,000	74,855
Minerals Technologies, Inc. 5.000%, due 07/01/28[2]		100,000	96,797
Nobian Finance BV 3.625%, due 07/15/26[3]	EUR	125,000	129,027
NOVA Chemicals Corp. 4.250%, due 05/15/29[2]		50,000	46,881
5.250%, due 06/01/27[2]		75,000	73,699
7.000%, due 12/01/31[2]		75,000	75,659
8.500%, due 11/15/28[2]		125,000	132,761
9.000%, due 02/15/30[2]		150,000	160,014
OCP SA 6.875%, due 04/25/44[3]		500,000	482,500
7.500%, due 05/02/54[2]		200,000	202,250
Olin Corp. 5.625%, due 08/01/29		150,000	146,197
Olympus Water U.S. Holding Corp. 5.375%, due 10/01/29[3]	EUR	325,000	327,553
6.250%, due 10/01/29[2]		200,000	192,288
9.625%, due 11/15/28[3]	EUR	125,000	138,035
9.750%, due 11/15/28[2]		200,000	211,744
Rain Carbon, Inc. 12.250%, due 09/01/29[2]		50,000	53,015

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Sasol Financing USA LLC 4.500%, due 11/08/27[3]		200,000	$181,874
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]		25,000	24,254
6.625%, due 05/01/29[2]		150,000	145,455
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, due 07/15/28[2]	EUR	150,000	166,114
9.500%, due 07/15/28[3]		100,000	110,742
Synthomer PLC 7.375%, due 05/02/29[2]		125,000	135,038
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.625%, due 05/03/29[2]		204,000	155,040
Tronox, Inc. 4.625%, due 03/15/29[2]		150,000	135,848
UPL Corp. Ltd. (fixed, converts to FRN on 05/27/25), 5.250%, due 02/27/25[3,6,9]		200,000	189,000
WR Grace Holdings LLC 4.875%, due 06/15/27[2]		125,000	122,190
5.625%, due 08/15/29[2]		125,000	116,823
7.375%, due 03/01/31[2]		50,000	51,583
			6,577,780
Coal—0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24[4,5,11]		550,000	5,500
Coronado Finance Pty. Ltd. 9.250%, due 10/01/29[2]		25,000	25,584
Murray Energy Corp. 9.000% Cash and 3.000% PIK, 12.000%, due 04/15/24[2,4,5,12]		1,268,693	0
			31,084
Commercial services—4.6%
ADT Security Corp. 4.125%, due 08/01/29[2]		25,000	23,489
4.875%, due 07/15/32[2]		150,000	139,566
Adtalem Global Education, Inc. 5.500%, due 03/01/28[2]		81,000	79,715
Allied Universal Holdco LLC 7.875%, due 02/15/31[2]		25,000	25,632
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, due 06/01/29[2]		200,000	185,053
9.750%, due 07/15/27[2]		250,000	251,575
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, due 06/01/28[2]	EUR	100,000	100,697
4.625%, due 06/01/28[2]		200,000	190,686
4.875%, due 06/01/28[3]	GBP	150,000	174,618
Alta Equipment Group, Inc. 9.000%, due 06/01/29[2]		50,000	48,451
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
AMN Healthcare, Inc. 4.000%, due 04/15/29[2]		225,000	$205,032
4.625%, due 10/01/27[2]		25,000	24,219
APCOA Group GmbH/Germany 6.000%, due 04/15/31[3]	EUR	100,000	104,544
APi Group DE, Inc. 4.125%, due 07/15/29[2]		175,000	162,516
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, due 03/01/29[2]		200,000	190,720
5.750%, due 07/15/27[2]		25,000	24,689
5.750%, due 07/15/27[2]		25,000	24,609
Avis Budget Finance PLC 7.250%, due 07/31/30[2]	EUR	200,000	216,236
BCP V Modular Services Finance II PLC 4.750%, due 11/30/28[3]		100,000	101,735
BCP V Modular Services Finance PLC 6.750%, due 11/30/29[3]		150,000	142,772
Belron U.K. Finance PLC 4.625%, due 10/15/29[2]		200,000	213,238
Block, Inc. 6.500%, due 05/15/32[2]		75,000	76,658
Boels Topholding BV 5.750%, due 05/15/30[2]	EUR	100,000	107,878
5.750%, due 05/15/30[3]		100,000	107,878
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500%, due 01/15/31[3]	GBP	100,000	132,142
Brink's Co. 6.500%, due 06/15/29[2]		75,000	76,450
6.750%, due 06/15/32[2]		100,000	102,055
Carriage Services, Inc. 4.250%, due 05/15/29[2]		75,000	68,781
Champions Financing, Inc. 8.750%, due 02/15/29[2]		25,000	23,877
CPI CG, Inc. 10.000%, due 07/15/29[2]		50,000	53,995
Deluxe Corp. 8.125%, due 09/15/29[2]		50,000	51,425
EquipmentShare.com, Inc. 8.000%, due 03/15/33[2]		125,000	129,929
8.625%, due 05/15/32[2]		100,000	106,584
GEO Group, Inc. 8.625%, due 04/15/29		75,000	79,186
10.250%, due 04/15/31		175,000	191,633
Herc Holdings, Inc. 6.625%, due 06/15/29[2]		75,000	76,652
Hertz Corp. 3.000%, due 01/15/28[2]		50,000	10,000
4.625%, due 12/01/26[2]		50,000	44,470
12.625%, due 07/15/29[2]		25,000	26,948
Kapla Holding SAS 5.000%, due 04/30/31[2]	EUR	100,000	105,070
La Financiere Atalian 8.500%, due 06/30/28		323,201	158,424

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Lottomatica Group SpA 6.000%, due 04/15/31[2]		200,000	$209,088
Loxam SAS 6.375%, due 05/31/29[2]		100,000	108,974
6.375%, due 05/31/29[3]		100,000	108,974
Matthews International Corp. 8.625%, due 10/01/27[2]		100,000	105,021
Mavis Tire Express Services Topco Corp. 6.500%, due 05/15/29[2]		325,000	315,076
NESCO Holdings II, Inc. 5.500%, due 04/15/29[2]		125,000	118,146
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, due 06/15/29[2]		100,000	92,902
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, due 01/15/28[2]		75,000	74,915
PROG Holdings, Inc. 6.000%, due 11/15/29[2]		25,000	24,170
Q-Park Holding I BV 5.125%, due 02/15/30[2]	EUR	100,000	107,060
Rekeep SpA 7.250%, due 02/01/26[3]		275,000	267,415
RR Donnelley & Sons Co. 9.500%, due 08/01/29[2]		75,000	77,237
10.875%, due 08/01/29[2]		75,000	77,035
RRD Intermediate Holdings, Inc. 11.000%, due 12/01/30[2]		75,000	69,610
Service Corp. International 3.375%, due 08/15/30		25,000	22,186
4.000%, due 05/15/31		225,000	203,276
5.750%, due 10/15/32		100,000	98,261
Techem Verwaltungsgesellschaft 675 GmbH 5.375%, due 07/15/29[3]	EUR	200,000	213,111
United Rentals North America, Inc. 3.750%, due 01/15/32		75,000	66,507
3.875%, due 02/15/31		125,000	113,866
4.000%, due 07/15/30		225,000	208,299
5.250%, due 01/15/30		275,000	271,553
5.500%, due 05/15/27		25,000	24,986
6.125%, due 03/15/34[2]		25,000	25,041
Verisure Holding AB 7.125%, due 02/01/28[2]	EUR	125,000	130,044
9.250%, due 10/15/27[3]		80,000	87,153
Verisure Midholding AB 5.250%, due 02/15/29[3]		300,000	313,261
Vortex Opco LLC 8.000%, due 04/30/30[2]		78,375	26,647
WASH Multifamily Acquisition, Inc. 5.750%, due 04/15/26[2]		100,000	99,945
Williams Scotsman, Inc. 4.625%, due 08/15/28[2]		75,000	73,688
6.125%, due 06/15/25[2]		60,000	59,894
6.625%, due 06/15/29[2]		50,000	51,229
			8,204,397
	Face amount[1]		Value
Corporate bonds—(continued)
Computers—1.1%
Almaviva-The Italian Innovation Co. SpA 5.000%, due 10/30/30[2]	EUR	100,000	$105,555
Amentum Holdings, Inc. 7.250%, due 08/01/32[2]		75,000	76,035
ASGN, Inc. 4.625%, due 05/15/28[2]		125,000	120,199
Atos SE Next Step to 5.200% on 12/18/25 and Multiple Steps Up Thereafter (5.410% - 6.080%), 5.000%, due 12/18/30[3,6]	EUR	100,000	66,024
Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%), 9.000%, due 12/18/29[3,6]		200,000	213,692
CA Magnum Holdings 5.375%, due 10/31/26[3]		200,000	195,800
Diebold Nixdorf, Inc. 7.750%, due 03/31/30[2]		100,000	103,519
Exela Intermediate LLC/Exela Finance, Inc. 5.75% Cash and 5.75% PIK, 11.500%, due 04/15/26[2,8]		162,951	26,683
Insight Enterprises, Inc. 6.625%, due 05/15/32[2]		25,000	25,419
McAfee Corp. 7.375%, due 02/15/30[2]		75,000	73,889
NCR Atleos Corp. 9.500%, due 04/01/29[2]		200,000	217,909
NCR Voyix Corp. 5.000%, due 10/01/28[2]		125,000	120,468
5.125%, due 04/15/29[2]		88,000	83,930
OVH Groupe SAS 4.750%, due 02/05/31[2,7]	EUR	150,000	156,777
Seagate HDD Cayman 4.125%, due 01/15/31		80,000	73,137
9.625%, due 12/01/32		226,125	257,049
			1,916,085
Cosmetics/personal care—0.2%
Perrigo Finance Unlimited Co. 5.375%, due 09/30/32	EUR	325,000	347,725
6.125%, due 09/30/32		25,000	24,515
			372,240
Distribution & wholesale—0.5%
American Builders & Contractors Supply Co., Inc. 4.000%, due 01/15/28[2]		50,000	48,230
Azelis Finance NV 5.750%, due 03/15/28[3]	EUR	200,000	213,974
BCPE Empire Holdings, Inc. 7.625%, due 05/01/27[2]		175,000	175,729
Dealer Tire LLC/DT Issuer LLC 8.000%, due 02/01/28[2]		150,000	149,122
Li & Fung Ltd. 5.250%, due 05/03/25[3,9]		200,000	96,000

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
OPENLANE, Inc. 5.125%, due 06/01/25[2]		16,000	$15,936
Resideo Funding, Inc. 4.000%, due 09/01/29[2]		50,000	45,893
6.500%, due 07/15/32[2]		50,000	50,453
Ritchie Bros Holdings, Inc. 6.750%, due 03/15/28[2]		50,000	51,241
7.750%, due 03/15/31[2]		25,000	26,324
Velocity Vehicle Group LLC 8.000%, due 06/01/29[2]		25,000	26,044
Windsor Holdings III LLC 8.500%, due 06/15/30[2]		50,000	52,887
			951,833
Diversified financial services—4.3%
4finance SA 10.750%, due 10/26/26	EUR	200,000	208,343
Aareal Bank AG (fixed, converts to FRN on 12/12/29), 5.625%, due 12/12/34[3,6]		200,000	209,247
AG Issuer LLC 6.250%, due 03/01/28[2]		100,000	99,724
AG TTMT Escrow Issuer LLC 8.625%, due 09/30/27[2]		25,000	26,012
Ally Financial, Inc. Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[6,9]		100,000	95,884
6.700%, due 02/14/33		75,000	77,115
Azorra Finance Ltd. 7.750%, due 04/15/30[2]		50,000	50,438
Bracken MidCo1 PLC 6.750% Cash or 7.500% PIK, 6.750%, due 11/01/27[3,8]	GBP	100,000	121,356
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[2]		75,000	80,874
Coinbase Global, Inc. 0.500%, due 06/01/26		25,000	27,822
3.375%, due 10/01/28[2]		325,000	293,952
3.625%, due 10/01/31[2]		325,000	281,135
Credito Real SAB de CV SOFOM ER 5.000%, due 02/01/27[3,12]	EUR	275,000	25,676
doValue SpA 3.375%, due 07/31/26[2]		150,000	153,148
Enova International, Inc. 9.125%, due 08/01/29[2]		25,000	26,310
Focus Financial Partners LLC 6.750%, due 09/15/31[2]		50,000	50,265
Freedom Mortgage Holdings LLC 9.250%, due 02/01/29[2]		75,000	78,281
Garfunkelux Holdco 3 SA 7.750%, due 11/01/25[3]	GBP	125,000	107,337
GGAM Finance Ltd. 5.875%, due 03/15/30[2]		75,000	74,250
6.875%, due 04/15/29[2]		25,000	25,507
8.000%, due 02/15/27[2]		25,000	25,816
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
goeasy Ltd. 6.875%, due 05/15/30[2]		75,000	$76,147
7.625%, due 07/01/29[2]		150,000	155,044
9.250%, due 12/01/28[2]		50,000	53,396
Hightower Holding LLC 9.125%, due 01/31/30[2]		50,000	52,688
International Personal Finance PLC 9.750%, due 11/12/25	EUR	100,000	104,788
10.750%, due 12/14/29[3]		200,000	226,693
Intrum AB 3.500%, due 07/15/26[3]		200,000	155,610
9.250%, due 03/15/28[3]		100,000	77,831
Iqera Group SAS 6.500%, due 09/30/24[2]		83,280	50,109
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[2]		75,000	70,821
6.125%, due 11/01/32[2]		100,000	99,518
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[2]		100,000	99,788
9.500%, due 02/15/29[2]		100,000	106,867
Jerrold Finco PLC 7.875%, due 04/15/30[2]	GBP	100,000	125,850
Kane Bidco Ltd. 6.500%, due 02/15/27[3]		225,000	277,931
Macquarie Airfinance Holdings Ltd. 6.500%, due 03/26/31[2]		25,000	25,912
Midcap Financial Issuer Trust 6.500%, due 05/01/28[2]		200,000	196,698
Nationstar Mortgage Holdings, Inc. 5.000%, due 02/01/26[2]		75,000	74,518
5.125%, due 12/15/30[2]		75,000	70,849
5.500%, due 08/15/28[2]		100,000	98,176
5.750%, due 11/15/31[2]		50,000	48,393
6.000%, due 01/15/27[2]		75,000	74,900
7.125%, due 02/01/32[2]		50,000	51,542
Navient Corp. 5.000%, due 03/15/27		181,000	177,859
5.500%, due 03/15/29		125,000	119,826
Series A, 5.625%, due 08/01/33		150,000	132,399
6.750%, due 06/15/26		150,000	152,562
9.375%, due 07/25/30		75,000	81,654
11.500%, due 03/15/31		100,000	113,602
Newday Bondco PLC 13.250%, due 12/15/26[3]	GBP	92,700	122,122
OneMain Finance Corp. 3.875%, due 09/15/28		25,000	23,353
4.000%, due 09/15/30		75,000	67,199
5.375%, due 11/15/29		25,000	24,266
6.625%, due 01/15/28		75,000	76,225
6.625%, due 05/15/29		50,000	50,799
7.125%, due 03/15/26		100,000	101,998
7.125%, due 11/15/31		50,000	51,421
7.500%, due 05/15/31		100,000	104,003
7.875%, due 03/15/30		250,000	262,993

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[2]		175,000	$163,783
5.750%, due 09/15/31[2]		75,000	71,748
7.875%, due 12/15/29[2]		100,000	104,703
PHH Escrow Issuer LLC/PHH Corp. 9.875%, due 11/01/29[2]		50,000	48,939
Planet Financial Group LLC 10.500%, due 12/15/29[2]		25,000	25,717
PRA Group, Inc. 8.375%, due 02/01/28[2]		100,000	103,017
8.875%, due 01/31/30[2]		25,000	26,155
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.625%, due 03/01/29[2]		75,000	68,553
3.875%, due 03/01/31[2]		75,000	66,276
4.000%, due 10/15/33[2]		250,000	211,379
SLM Corp. 6.500%, due 01/31/30		25,000	25,234
StoneX Group, Inc. 7.875%, due 03/01/31[2]		25,000	26,326
Synchrony Financial 7.250%, due 02/02/33		75,000	78,481
Titanium 2l Bondco SARL 6.250%, due 01/14/31[8]	EUR	215,800	76,116
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500%, due 06/15/31[2]		25,000	25,954
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, due 02/01/30[2]		100,000	91,643
7.875%, due 05/01/27[2]		175,000	175,071
World Acceptance Corp. 7.000%, due 11/01/26[2]		100,000	99,778
			7,663,715
Electric—3.4%
AES Andes SA (fixed, converts to FRN on 04/07/25), 6.350%, due 10/07/79[3,6]		200,000	199,156
AES Corp. (fixed, converts to FRN on 07/15/30), 6.950%, due 07/15/55[6]		25,000	24,429
(fixed, converts to FRN on 01/15/30), 7.600%, due 01/15/55[6]		75,000	76,355
AES Espana BV 5.700%, due 05/04/28[2]		400,000	380,752
Alpha Generation LLC 6.750%, due 10/15/32[2]		100,000	101,110
American Electric Power Co., Inc. (fixed, converts to FRN on 12/15/34), 6.950%, due 12/15/54[6]		50,000	51,041
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[6]		75,000	76,888
Aydem Yenilenebilir Enerji AS 7.750%, due 02/02/27[3]		300,000	299,625
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.625%, due 02/15/32[2]	EUR	125,000	$133,366
Calpine Corp. 4.500%, due 02/15/28[2]		25,000	24,256
5.000%, due 02/01/31[2]		125,000	119,372
5.125%, due 03/15/28[2]		325,000	319,121
Clearway Energy Operating LLC 3.750%, due 01/15/32[2]		50,000	43,539
4.750%, due 03/15/28[2]		50,000	48,373
ContourGlobal Power Holdings SA 3.125%, due 01/01/28[2]	EUR	100,000	101,281
3.125%, due 01/01/28[3]		200,000	202,563
5.000%, due 02/28/30[2,7]		100,000	105,468
Edison International (fixed, converts to FRN on 06/15/29), 7.875%, due 06/15/54[6]		25,000	23,332
(fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[6]		50,000	47,408
Electricidad Firme de Mexico Holdings SA de CV 4.900%, due 11/20/26[2]		200,000	199,700
Energia Group Roi Financeco DAC 6.875%, due 07/31/28[2]	EUR	250,000	271,345
Instituto Costarricense de Electricidad 6.375%, due 05/15/43[3]		200,000	178,072
Investment Energy Resources Ltd. 6.250%, due 04/26/29[2]		200,000	192,000
Leeward Renewable Energy Operations LLC 4.250%, due 07/01/29[2]		50,000	45,588
Lightning Power LLC 7.250%, due 08/15/32[2]		100,000	103,286
Mong Duong Finance Holdings BV 5.125%, due 05/07/29[2]		285,919	274,854
NRG Energy, Inc. 3.375%, due 02/15/29[2]		50,000	45,737
3.625%, due 02/15/31[2]		50,000	44,053
5.250%, due 06/15/29[2]		150,000	146,126
5.750%, due 01/15/28		25,000	25,039
5.750%, due 07/15/29[2]		200,000	196,512
6.000%, due 02/01/33[2]		75,000	73,278
6.250%, due 11/01/34[2]		75,000	73,901
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,6,9]		125,000	138,617
PG&E Corp. 5.000%, due 07/01/28		150,000	144,535
(fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[6]		150,000	145,740
Pike Corp. 8.625%, due 01/31/31[2]		25,000	26,658
RRI Energy, Inc. 3.000%, due 06/15/17[4,5,12]		75,000	0
Talen Energy Supply LLC 8.625%, due 06/01/30[2]		125,000	133,338

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
TransAlta Corp. 7.750%, due 11/15/29		50,000	$51,910
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[2,6,9]		175,000	175,585
(fixed, converts to FRN on 10/15/26), 8.000%, due 10/15/26[2,6,9]		125,000	128,158
Vistra Operations Co. LLC 4.375%, due 05/01/29[2]		100,000	94,903
5.000%, due 07/31/27[2]		100,000	98,582
5.500%, due 09/01/26[2]		275,000	274,886
5.625%, due 02/15/27[2]		75,000	74,987
6.875%, due 04/15/32[2]		150,000	154,336
7.750%, due 10/15/31[2]		150,000	158,350
			6,047,511
Electrical components & equipment—0.2%
Belden, Inc. 3.375%, due 07/15/31[3]	EUR	300,000	298,616
Energizer Holdings, Inc. 6.500%, due 12/31/27[2]		50,000	50,704
EnerSys 6.625%, due 01/15/32[2]		25,000	25,316
Senvion Holding GmbH 3.875%, due 10/25/22[3,12]	EUR	400,000	1,037
WESCO Distribution, Inc. 6.625%, due 03/15/32[2]		25,000	25,561
			401,234
Electronics—0.7%
Coherent Corp. 5.000%, due 12/15/29[2]		225,000	216,532
Imola Merger Corp. 4.750%, due 05/15/29[2]		600,000	572,245
Sensata Technologies BV 4.000%, due 04/15/29[2]		200,000	185,106
Sensata Technologies, Inc. 3.750%, due 02/15/31[2]		75,000	66,186
TTM Technologies, Inc. 4.000%, due 03/01/29[2]		200,000	187,569
			1,227,638
Energy-alternate sources—0.8%
Continuum Energy Aura Pte. Ltd. 9.500%, due 02/24/27[3]		400,000	418,600
Greenko Power II Ltd. 4.300%, due 12/13/28[2]		208,750	195,619
MSU Energy SA 9.750%, due 12/05/30[2]		300,000	300,375
ReNew Pvt Ltd. 5.875%, due 03/05/27[2]		299,000	293,074
TerraForm Power Operating LLC 4.750%, due 01/15/30[2]		125,000	115,456
5.000%, due 01/31/28[2]		50,000	48,180
			1,371,304
	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—1.3%
Aeropuertos Argentina 2000 SA 8.500%, due 08/01/31[3]		100,000	$103,711
Aeropuertos Dominicanos Siglo XXI SA 7.000%, due 06/30/34[3]		200,000	202,080
Arcosa, Inc. 6.875%, due 08/15/32[2]		50,000	51,250
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, due 02/03/30[2,7]		300,000	297,810
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, due 02/01/32[2]		50,000	50,623
IHS Holding Ltd. 6.250%, due 11/29/28[3]		350,000	331,953
8.250%, due 11/29/31[2]		200,000	196,000
Kingston Airport Revenue Finance Ltd. 6.750%, due 12/15/36[2]		400,000	397,360
OHL Operaciones SA 5.100% Cash or 4.650% PIK, 10.750%, due 03/31/26[2,8]	EUR	101,350	104,184
Sarens Finance Co. NV 5.750%, due 02/21/27[3]		338,000	350,249
TopBuild Corp. 4.125%, due 02/15/32[2]		75,000	67,092
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[2]		200,000	191,532
			2,343,844
Entertainment—2.8%
888 Acquisitions Ltd. 10.750%, due 05/15/30[3]	GBP	100,000	128,144
Affinity Interactive 6.875%, due 12/15/27[2]		150,000	127,343
Allwyn Entertainment Financing U.K. PLC 7.250%, due 04/30/30[2]	EUR	125,000	137,734
AMC Entertainment Holdings, Inc. 5.875%, due 11/15/26		25,000	22,500
7.500%, due 02/15/29[2]		125,000	105,522
Boyne USA, Inc. 4.750%, due 05/15/29[2]		50,000	47,529
Caesars Entertainment, Inc. 4.625%, due 10/15/29[2]		225,000	212,416
6.000%, due 10/15/32[2]		50,000	48,628
6.500%, due 02/15/32[2]		50,000	50,623
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp./Millennium Op 5.250%, due 07/15/29		25,000	24,106
6.500%, due 10/01/28		200,000	201,815
Churchill Downs, Inc. 4.750%, due 01/15/28[2]		25,000	24,360
5.500%, due 04/01/27[2]		150,000	149,239
5.750%, due 04/01/30[2]		125,000	123,482
Cinemark USA, Inc. 5.250%, due 07/15/28[2]		50,000	49,011
7.000%, due 08/01/32[2]		50,000	51,373

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Cirsa Finance International SARL 6.500%, due 03/15/29[3]	EUR	100,000	$108,743
Codere 8.000%, due 12/31/28		46,492	49,730
Everi Holdings, Inc. 5.000%, due 07/15/29[2]		50,000	50,142
Great Canadian Gaming Corp. 8.750%, due 11/15/29[2]		50,000	51,899
IGT Lottery Holdings BV 4.250%, due 03/15/30[2]	EUR	100,000	105,122
Inter Media & Communication SpA 6.750%, due 02/09/27[3]		245,539	258,996
6.750%, due 02/09/27[2]		98,215	103,598
International Game Technology PLC 4.125%, due 04/15/26[2]		200,000	197,922
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[2]		225,000	221,058
Light & Wonder International, Inc. 7.000%, due 05/15/28[2]		175,000	175,750
7.250%, due 11/15/29[2]		25,000	25,790
Lions Gate Capital Holdings LLC 5.500%, due 04/15/29[2]		50,000	40,674
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[2]		125,000	119,306
4.750%, due 10/15/27[2]		150,000	147,020
5.625%, due 03/15/26[2]		225,000	225,162
Lottomatica Group SpA 5.375%, due 06/01/30[2]	EUR	100,000	107,221
3 mo. EURIBOR + 3.250%, 6.189%, due 06/01/31[2,6]		100,000	104,541
Melco Resorts Finance Ltd. 7.625%, due 04/17/32[2]		200,000	199,626
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]		125,000	119,186
Mohegan Tribal Gaming Authority 8.000%, due 02/01/26[2]		150,000	149,406
Penn Entertainment, Inc. 4.125%, due 07/01/29[2]		225,000	204,964
Playtech PLC 4.250%, due 03/07/26[3]	EUR	54,000	55,950
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, due 09/01/29[2]		125,000	92,969
5.875%, due 09/01/31[2]		125,000	84,836
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, due 02/01/33[2,7]		25,000	24,957
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, due 03/01/30[2]		50,000	48,682
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2]		150,000	144,962
Six Flags Entertainment Corp. 5.500%, due 04/15/27[2]		25,000	24,851
	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[2]		125,000	$121,151
6.250%, due 03/15/33[2]		75,000	74,296
7.125%, due 02/15/31[2]		75,000	78,422
			5,020,757
Environmental control—0.3%
Clean Harbors, Inc. 6.375%, due 02/01/31[2]		50,000	50,720
GFL Environmental, Inc. 6.750%, due 01/15/31[2]		50,000	51,870
Madison IAQ LLC 5.875%, due 06/30/29[2]		100,000	96,392
Paprec Holding SA 7.250%, due 11/17/29[2]	EUR	100,000	109,964
7.250%, due 11/17/29[3]		125,000	137,456
Reworld Holding Corp. 5.000%, due 09/01/30		100,000	92,878
Waste Pro USA, Inc. 7.000%, due 02/01/33[2]		75,000	75,835
			615,115
Food—1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500%, due 03/15/29[2]		25,000	22,998
4.625%, due 01/15/27[2]		175,000	171,885
4.875%, due 02/15/30[2]		175,000	168,182
5.875%, due 02/15/28[2]		50,000	49,927
6.500%, due 02/15/28[2]		150,000	152,786
B&G Foods, Inc. 8.000%, due 09/15/28[2]		75,000	77,720
C&S Group Enterprises LLC 5.000%, due 12/15/28[2]		50,000	42,878
Chobani Holdco II LLC 8.750% Cash or 9.500% PIK, 8.750%, due 10/01/29[2,8]		50,000	54,152
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, due 07/01/29[2]		50,000	52,193
Ingles Markets, Inc. 4.000%, due 06/15/31[2]		175,000	156,460
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.000%, due 02/15/29[2]		175,000	181,890
Kroger Co. 5.000%, due 09/15/34		100,000	97,031
5.650%, due 09/15/64		25,000	23,419
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[2]		75,000	69,479
4.375%, due 01/31/32[2]		125,000	113,729
Performance Food Group, Inc. 4.250%, due 08/01/29[2]		125,000	117,523
5.500%, due 10/15/27[2]		50,000	49,730
6.125%, due 09/15/32[2]		50,000	50,105
Pilgrim's Pride Corp. 6.250%, due 07/01/33		75,000	76,922

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
Post Holdings, Inc. 4.500%, due 09/15/31[2]		25,000	$22,605
4.625%, due 04/15/30[2]		350,000	325,569
5.500%, due 12/15/29[2]		75,000	73,424
Rallye SA Series COFP, 5.250%, due 02/28/32[3]	EUR	800,000	423
Simmons Foods, Inc./Simmons Prepared Foods,Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, due 03/01/29[2]		175,000	163,094
U.S. Foods, Inc. 4.750%, due 02/15/29[2]		200,000	193,425
5.750%, due 04/15/33[2]		25,000	24,304
6.875%, due 09/15/28[2]		50,000	51,345
7.250%, due 01/15/32[2]		50,000	51,893
Ulker Biskuvi Sanayi AS 7.875%, due 07/08/31[2]		200,000	202,313
United Natural Foods, Inc. 6.750%, due 10/15/28[2]		25,000	24,812
Viking Baked Goods Acquisition Corp. 8.625%, due 11/01/31[2]		75,000	73,321
			2,935,537
Food service—0.1%
Aramark Services, Inc. 5.000%, due 02/01/28[2]		50,000	49,012
TKC Holdings, Inc. 10.500%, due 05/15/29[2]		100,000	102,006
			151,018
Forest products & paper—0.2%
Appcion 0.000%, due 06/01/25[2,4,5,11,12]		650,000	6,500
Domtar Corp. 6.750%, due 10/01/28[2]		83,000	76,601
Fedrigoni SpA 6.125%, due 06/15/31[2]	EUR	200,000	208,777
Mercer International, Inc. 5.125%, due 02/01/29		50,000	44,353
12.875%, due 10/01/28[2]		25,000	26,994
			363,225
Gas—0.3%
AltaGas Ltd.
(fixed, converts to FRN on 10/15/34), 7.200%, due 10/15/54[2,6]		25,000	25,120
AmeriGas Partners LP/AmeriGas Finance Corp. 5.500%, due 05/20/25		19,000	18,970
5.750%, due 05/20/27		150,000	142,839
5.875%, due 08/20/26		50,000	49,643
EP Infrastructure AS 1.816%, due 03/02/31[3]	EUR	100,000	89,378
2.045%, due 10/09/28[3]		150,000	143,793
			469,743
	Face amount[1]		Value
Corporate bonds—(continued)
Hand & machine tools—0.2%
Dynamo Newco II GmbH 6.250%, due 10/15/31[2]		150,000	$158,924
IMA Industria Macchine Automatiche SpA 3.750%, due 01/15/28[3]		100,000	102,832
Werner FinCo LP/Werner FinCo, Inc. 11.500%, due 06/15/28[2]		25,000	27,524
8.750% Cash and 5.750% PIK, 14.500%, due 10/15/28[2,8]		134,571	136,085
			425,365
Healthcare-products—0.8%
Avantor Funding, Inc. 3.875%, due 07/15/28[3]	EUR	100,000	103,675
3.875%, due 11/01/29[2]		100,000	92,561
4.625%, due 07/15/28[2]		225,000	217,527
Bausch & Lomb Corp. 8.375%, due 10/01/28[2]		175,000	183,218
Embecta Corp. 5.000%, due 02/15/30[2]		25,000	23,246
Marcolin SpA 6.125%, due 11/15/26[3]	EUR	100,000	104,129
Medline Borrower LP 5.250%, due 10/01/29[2]		375,000	363,350
RAY Financing LLC 6.500%, due 07/15/31[2]	EUR	250,000	273,946
Sotera Health Holdings LLC 7.375%, due 06/01/31[2]		100,000	101,821
			1,463,473
Healthcare-services—2.6%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[2]		100,000	95,090
5.500%, due 07/01/28[2]		125,000	122,254
AHP Health Partners, Inc. 5.750%, due 07/15/29[2]		100,000	95,398
CAB SELAS 3.375%, due 02/01/28[3]	EUR	100,000	97,905
Cerba Healthcare SACA 3.500%, due 05/31/28[3]		100,000	91,706
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[2]		82,000	73,714
Chrome Holdco SAS 5.000%, due 05/31/29[3]	EUR	125,000	86,882
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[2]		225,000	183,606
5.250%, due 05/15/30[2]		125,000	106,571
5.625%, due 03/15/27[2]		175,000	169,916
6.000%, due 01/15/29[2]		75,000	68,365
6.125%, due 04/01/30[2]		100,000	65,576
6.875%, due 04/01/28[2]		23,000	16,330
6.875%, due 04/15/29[2]		200,000	137,250
8.000%, due 12/15/27[2]		250,000	248,394
10.875%, due 01/15/32[2]		300,000	308,992
Concentra Escrow Issuer Corp. 6.875%, due 07/15/32[2]		100,000	103,405

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
DaVita, Inc. 4.625%, due 06/01/30[2]	150,000	$139,567
Encompass Health Corp. 4.750%, due 02/01/30	125,000	120,246
Fortrea Holdings, Inc. 7.500%, due 07/01/30[2]	25,000	25,098
LifePoint Health, Inc. 5.375%, due 01/15/29[2]	75,000	66,389
8.375%, due 02/15/32[2]	50,000	50,466
10.000%, due 06/01/32[2]	100,000	97,485
11.000%, due 10/15/30[2]	75,000	82,925
ModivCare, Inc. 5.000%, due 10/01/29[2]	50,000	21,303
Molina Healthcare, Inc. 3.875%, due 11/15/30[2]	75,000	67,981
3.875%, due 05/15/32[2]	25,000	21,984
4.375%, due 06/15/28[2]	150,000	144,183
6.250%, due 01/15/33[2]	50,000	49,641
MPH Acquisition Holdings LLC 5.750%, due 12/31/30[2]	107,848	86,279
11.500%, due 12/31/30[2]	56,325	48,439
Radiology Partners, Inc. 4.275% Cash and 3.500% PIK, 7.775%, due 01/31/29[2,8]	92,210	91,375
Select Medical Corp. 6.250%, due 12/01/32[2]	50,000	49,121
Surgery Center Holdings, Inc. 7.250%, due 04/15/32[2]	75,000	74,813
Tenet Healthcare Corp. 4.250%, due 06/01/29	50,000	47,241
4.375%, due 01/15/30	75,000	70,166
5.125%, due 11/01/27	175,000	173,101
6.125%, due 10/01/28	450,000	450,241
6.125%, due 06/15/30	275,000	275,990
6.250%, due 02/01/27	50,000	50,101
6.750%, due 05/15/31	225,000	230,258
U.S. Acute Care Solutions LLC 9.750%, due 05/15/29[2]	75,000	76,268
		4,682,015
Home builders—1.5%
Adams Homes, Inc. 9.250%, due 10/15/28[2]	175,000	182,828
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[2]	75,000	69,454
4.625%, due 04/01/30[2]	150,000	138,145
6.625%, due 01/15/28[2]	100,000	100,357
Beazer Homes USA, Inc. 5.875%, due 10/15/27	50,000	49,670
7.250%, due 10/15/29	100,000	101,237
7.500%, due 03/15/31[2]	25,000	25,208
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.875%, due 02/15/30[2]	25,000	22,870
5.000%, due 06/15/29[2]	125,000	116,375
	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(concluded)
Century Communities, Inc. 3.875%, due 08/15/29[2]		75,000	$68,308
Dream Finders Homes, Inc. 8.250%, due 08/15/28[2]		100,000	103,525
Empire Communities Corp. 9.750%, due 05/01/29[2]		75,000	78,191
Forestar Group, Inc. 3.850%, due 05/15/26[2]		100,000	97,687
5.000%, due 03/01/28[2]		125,000	121,258
Installed Building Products, Inc. 5.750%, due 02/01/28[2]		150,000	147,925
KB Home 4.000%, due 06/15/31		125,000	111,949
6.875%, due 06/15/27		25,000	25,735
7.250%, due 07/15/30		75,000	77,495
LGI Homes, Inc. 4.000%, due 07/15/29[2]		25,000	22,705
7.000%, due 11/15/32[2]		50,000	49,750
8.750%, due 12/15/28[2]		100,000	105,968
Maison Finco PLC 6.000%, due 10/31/27[3]	GBP	100,000	121,523
Mattamy Group Corp. 4.625%, due 03/01/30[2]		125,000	116,324
Miller Homes Group Finco PLC 7.000%, due 05/15/29[3]	GBP	100,000	119,092
Shea Homes LP/Shea Homes Funding Corp. 4.750%, due 02/15/28		100,000	96,761
4.750%, due 04/01/29		125,000	118,857
STL Holding Co. LLC 8.750%, due 02/15/29[2]		75,000	80,049
Thor Industries, Inc. 4.000%, due 10/15/29[2]		75,000	68,512
Tri Pointe Homes, Inc. 5.700%, due 06/15/28		75,000	74,866
Winnebago Industries, Inc. 6.250%, due 07/15/28[2]		100,000	99,476
			2,712,100
Home furnishings—0.2%
Arcelik AS 8.500%, due 09/25/28[3]		200,000	206,052
Tempur Sealy International, Inc. 4.000%, due 04/15/29[2]		125,000	116,330
			322,382
Household products—0.1%
Edgewell Personal Care Co. 4.125%, due 04/01/29[2]		175,000	163,806
5.500%, due 06/01/28[2]		75,000	73,946
			237,752
Household products/wares—0.1%
Central Garden & Pet Co. 4.125%, due 04/30/31[2]		100,000	89,735

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Housewares—0.3%
Newell Brands, Inc. 6.375%, due 09/15/27		75,000	$76,344
6.625%, due 09/15/29		50,000	51,291
6.875%, due 04/01/36		125,000	127,880
7.000%, due 04/01/46		50,000	48,227
Scotts Miracle-Gro Co. 4.000%, due 04/01/31		125,000	110,910
4.375%, due 02/01/32		50,000	44,644
			459,296
Insurance—0.7%
Acrisure LLC/Acrisure Finance, Inc. 6.000%, due 08/01/29[2]		275,000	265,202
8.250%, due 02/01/29[2]		100,000	103,810
8.500%, due 06/15/29[2]		25,000	26,201
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.375%, due 10/01/32[2]		50,000	51,090
AmWINS Group, Inc. 6.375%, due 02/15/29[2]		25,000	25,289
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.875%, due 11/01/29[2]		100,000	100,815
AssuredPartners, Inc. 5.625%, due 01/15/29[2]		100,000	101,175
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance 7.125%, due 05/15/31[2]		75,000	76,716
FWD Group Holdings Ltd. (fixed, converts to FRN on 06/15/27), 8.045%, due 06/15/25[3,6,9]		300,000	298,472
HUB International Ltd. 5.625%, due 12/01/29[2]		25,000	24,516
7.250%, due 06/15/30[2]		150,000	155,097
Ryan Specialty LLC 5.875%, due 08/01/32[2]		75,000	74,316
			1,302,699
Internet—0.7%
Cogent Communications Group LLC 7.000%, due 06/15/27[2]		125,000	126,413
Cogent Communications Group, Inc./Cogent Communications. Finance, Inc. 7.000%, due 06/15/27[2]		50,000	50,615
Gen Digital, Inc. 6.750%, due 09/30/27[2]		50,000	50,829
7.125%, due 09/30/30[2]		150,000	154,324
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250%, due 12/01/27[2]		175,000	173,403
iliad SA 5.375%, due 05/02/31[3]	EUR	300,000	332,931
Match Group Holdings II LLC 4.125%, due 08/01/30[2]		75,000	67,749
	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(concluded)
Millennium Escrow Corp. 6.625%, due 08/01/26[2]		75,000	$58,289
United Group BV 6.500%, due 10/31/31[2]	EUR	175,000	189,715
Wayfair LLC 7.250%, due 10/31/29[2]		50,000	51,020
Ziff Davis, Inc. 4.625%, due 10/15/30[2]		69,000	63,094
			1,318,382
Investment companies—0.8%
CFAMC IV Co. Ltd. (fixed, converts to FRN on 09/30/25), 4.250%, due 09/30/25[3,6,9]		250,000	247,817
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[2]		75,000	69,204
5.250%, due 04/15/29[2]		125,000	120,985
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		50,000	43,207
5.250%, due 05/15/27		125,000	121,155
6.250%, due 05/15/26		135,000	134,813
9.000%, due 06/15/30		50,000	49,244
9.750%, due 01/15/29		75,000	76,987
10.000%, due 11/15/29[2]		50,000	51,040
Linx Capital Ltd. 15.200%, due 04/01/25[2,8]	EUR	466,968	460,211
			1,374,663
Iron & steel—1.2%
Algoma Steel, Inc. 9.125%, due 04/15/29[2]		50,000	50,194
ATI, Inc. 4.875%, due 10/01/29		75,000	71,739
5.125%, due 10/01/31		100,000	94,642
7.250%, due 08/15/30		50,000	51,804
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.750%, due 07/15/26[2]		175,000	166,343
Big River Steel LLC/BRS Finance Corp. 6.625%, due 01/31/29[2]		140,000	141,075
Carpenter Technology Corp. 6.375%, due 07/15/28		200,000	200,950
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[2]		50,000	45,287
5.875%, due 06/01/27		225,000	225,293
7.000%, due 03/15/32[2]		25,000	24,939
Commercial Metals Co. 4.125%, due 01/15/30		50,000	46,464
4.375%, due 03/15/32		50,000	45,540
Infrabuild Australia Pty. Ltd. 14.500%, due 11/15/28[2]		50,000	50,380
Mineral Resources Ltd. 8.000%, due 11/01/27[2]		100,000	102,474
8.125%, due 05/01/27[2]		148,000	148,833
9.250%, due 10/01/28[2]		50,000	52,882

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
Samarco Mineracao SA 9.000% Cash or 9.000% PIK, 9.000%, due 06/30/31[3,8]		690,688	$668,241
TMS International Corp. 6.250%, due 04/15/29[2]		25,000	23,666
			2,210,746
Leisure time—3.2%
Acushnet Co. 7.375%, due 10/15/28[2]		25,000	25,961
Carnival Corp. 5.750%, due 03/01/27[2]		650,000	651,360
5.750%, due 01/15/30[2]	EUR	175,000	195,313
5.750%, due 01/15/30[3]		100,000	111,868
6.000%, due 05/01/29[2]		350,000	350,676
6.125%, due 02/15/33[2,7]		125,000	125,310
6.650%, due 01/15/28		100,000	102,200
7.625%, due 03/01/26[2]		425,000	425,735
Carnival PLC 1.000%, due 10/28/29	EUR	175,000	160,227
Deuce Finco PLC 5.500%, due 06/15/27[2]	GBP	125,000	152,034
Life Time, Inc. 6.000%, due 11/15/31[2]		375,000	375,067
Lindblad Expeditions LLC 6.750%, due 02/15/27[2]		50,000	50,231
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[2]		125,000	106,127
NCL Corp. Ltd. 5.875%, due 02/15/27[2]		50,000	50,229
7.750%, due 02/15/29[2]		100,000	106,232
8.125%, due 01/15/29[2]		25,000	26,546
NCL Finance Ltd. 6.125%, due 03/15/28[2]		100,000	101,003
Pinnacle Bidco PLC 8.250%, due 10/11/28[3]	EUR	100,000	109,954
10.000%, due 10/11/28[3]	GBP	100,000	131,903
Royal Caribbean Cruises Ltd. 5.375%, due 07/15/27[2]		475,000	475,130
5.500%, due 08/31/26[2]		75,000	75,092
5.625%, due 09/30/31[2]		125,000	124,073
6.000%, due 02/01/33[2]		100,000	100,792
6.250%, due 03/15/32[2]		25,000	25,437
7.500%, due 10/15/27		100,000	105,879
TUI AG 5.875%, due 03/15/29[2]	EUR	100,000	108,616
5.875%, due 03/15/29[3]		200,000	217,232
TUI Cruises GmbH 5.000%, due 05/15/30[2]		100,000	105,703
6.250%, due 04/15/29[2]		100,000	109,294
6.250%, due 04/15/29[3]		100,000	109,294
Viking Cruises Ltd. 5.875%, due 09/15/27[2]		375,000	374,302
6.250%, due 05/15/25[2]		75,000	74,997
7.000%, due 02/15/29[2]		100,000	100,959
	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(concluded)
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[2]		75,000	$74,245
VOC Escrow Ltd. 5.000%, due 02/15/28[2]		150,000	146,537
			5,685,558
Lodging—2.0%
AccorInvest Group SA 5.500%, due 11/15/31[2]	EUR	100,000	106,639
6.375%, due 10/15/29[3]		300,000	329,204
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	24,530
4.750%, due 06/15/31[2]		250,000	233,242
Full House Resorts, Inc. 8.250%, due 02/15/28[2]		100,000	100,746
Hilton Domestic Operating Co., Inc. 4.000%, due 05/01/31[2]		325,000	296,260
4.875%, due 01/15/30		50,000	48,423
5.750%, due 05/01/28[2]		125,000	125,094
5.875%, due 03/15/33[2]		75,000	74,510
6.125%, due 04/01/32[2]		75,000	75,683
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc. 4.875%, due 07/01/31[2]		175,000	158,814
5.000%, due 06/01/29[2]		200,000	190,532
Marriott Ownership Resorts, Inc. 4.500%, due 06/15/29[2]		25,000	23,539
MGM Resorts International 4.750%, due 10/15/28		50,000	48,517
6.500%, due 04/15/32		100,000	100,081
Motel One GmbH/Muenchen 7.750%, due 04/02/31[3]	EUR	150,000	168,337
Sani/Ikos Financial Holdings 1 SARL 7.250%, due 07/31/30[2]		100,000	109,049
Station Casinos LLC 4.500%, due 02/15/28[2]		25,000	23,957
4.625%, due 12/01/31[2]		50,000	45,389
Studio City Finance Ltd. 5.000%, due 01/15/29[2]		200,000	182,250
5.000%, due 01/15/29[3]		250,000	227,812
Travel & Leisure Co. 4.625%, due 03/01/30[2]		75,000	70,327
6.625%, due 07/31/26[2]		75,000	76,205
TVL Finance PLC 10.250%, due 04/28/28[2]	GBP	100,000	127,710
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[2]		150,000	149,138
Wynn Macau Ltd. 5.500%, due 10/01/27[3]		400,000	391,500
			3,507,488
Machinery-construction & mining—0.2%
BWX Technologies, Inc. 4.125%, due 04/15/29[2]		75,000	70,589

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-construction & mining—(concluded)
Manitowoc Co., Inc. 9.250%, due 10/01/31[2]		50,000	$51,976
Terex Corp. 5.000%, due 05/15/29[2]		150,000	144,306
Vertiv Group Corp. 4.125%, due 11/15/28[2]		50,000	47,480
			314,351
Machinery-diversified—0.6%
ATS Corp. 4.125%, due 12/15/28[2]		25,000	23,359
Chart Industries, Inc. 7.500%, due 01/01/30[2]		125,000	130,591
9.500%, due 01/01/31[2]		125,000	134,772
Galapagos SA 5.375%, due 06/15/21[3,12]	EUR	27,500	143
GrafTech Global Enterprises, Inc. 9.875%, due 12/23/29[2]		75,000	64,312
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.000%, due 02/15/29[2]		75,000	78,636
Omnia Della Toffola SpA
3 mo. EURIBOR + 4.250%, 6.933%, due 11/05/31[2,6]	EUR	125,000	126,706
Selecta Group BV 10.000%, due 07/01/26[2,8]		98,061	31,536
9.250% Cash or 10.000% PIK, 10.000%, due 07/01/26[3,8]		81,484	26,205
TK Elevator Holdco GmbH 6.625%, due 07/15/28[3]		90,000	93,699
TK Elevator Midco GmbH 4.375%, due 07/15/27[3]		300,000	310,895
			1,020,854
Media—4.9%
Altice Financing SA 3.000%, due 01/15/28[3]		275,000	230,047
4.250%, due 08/15/29[3]		100,000	80,741
5.000%, due 01/15/28[2]		200,000	161,762
AMC Networks, Inc. 4.250%, due 02/15/29		125,000	99,015
10.250%, due 01/15/29[2]		25,000	26,688
Audacy Capital LLC 6.750%, due 03/31/29[2,12]		75,000	1,046
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[2]		250,000	221,783
4.250%, due 01/15/34[2]		500,000	408,485
4.500%, due 05/01/32		25,000	21,685
4.500%, due 06/01/33[2]		650,000	551,500
4.750%, due 03/01/30[2]		175,000	162,096
4.750%, due 02/01/32[2]		675,000	600,648
5.000%, due 02/01/28[2]		150,000	146,013
5.125%, due 05/01/27[2]		25,000	24,538
5.375%, due 06/01/29[2]		25,000	24,161
6.375%, due 09/01/29[2]		200,000	200,117
7.375%, due 03/01/31[2]		100,000	102,380
	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.800%, due 03/01/50	25,000	$18,822
CSC Holdings LLC 4.500%, due 11/15/31[2]	400,000	301,510
5.000%, due 11/15/31[2]	200,000	106,173
11.250%, due 05/15/28[2]	400,000	396,622
11.750%, due 01/31/29[2]	200,000	199,017
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, due 08/15/27[2]	250,000	247,572
DISH DBS Corp. 5.125%, due 06/01/29	125,000	82,217
5.250%, due 12/01/26[2]	75,000	69,311
5.750%, due 12/01/28[2]	150,000	129,953
7.375%, due 07/01/28	175,000	125,505
7.750%, due 07/01/26	100,000	87,428
DISH Network Corp. 11.750%, due 11/15/27[2]	275,000	290,371
Gray Media, Inc. 4.750%, due 10/15/30[2]	150,000	91,082
5.375%, due 11/15/31[2]	125,000	74,531
iHeartCommunications, Inc. 7.000%, due 01/15/31[2]	40,000	30,517
7.750%, due 08/15/30[2]	133,500	109,098
9.125%, due 05/01/29[2]	28,776	25,179
10.875%, due 05/01/30[2]	60,000	41,233
LCPR Senior Secured Financing DAC 6.750%, due 10/15/27[2]	250,000	228,798
Liberty Interactive LLC 8.250%, due 02/01/30	50,000	24,590
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[2]	125,000	127,212
Midcontinent Communications 8.000%, due 08/15/32[2]	50,000	51,314
News Corp. 5.125%, due 02/15/32[2]	75,000	71,568
Nexstar Media, Inc. 4.750%, due 11/01/28[2]	25,000	23,573
Scripps Escrow II, Inc. 5.375%, due 01/15/31[2]	75,000	39,998
Scripps Escrow, Inc. 5.875%, due 07/15/27[2]	25,000	20,993
Sinclair Television Group, Inc. 4.125%, due 12/01/30[2]	50,000	35,090
5.125%, due 02/15/27[2]	100,000	94,530
8.125%, due 02/15/33[2,7]	75,000	75,417
Sirius XM Radio LLC 3.875%, due 09/01/31[2]	350,000	301,406
4.000%, due 07/15/28[2]	125,000	116,888
5.000%, due 08/01/27[2]	50,000	49,098
5.500%, due 07/01/29[2]	150,000	146,063
Sunrise FinCo I BV 4.875%, due 07/15/31[2]	400,000	371,228

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
TEGNA, Inc. 4.625%, due 03/15/28		25,000	$23,945
5.000%, due 09/15/29		25,000	23,490
Univision Communications, Inc. 4.500%, due 05/01/29[2]		475,000	432,553
7.375%, due 06/30/30[2]		125,000	123,334
8.000%, due 08/15/28[2]		25,000	25,557
UPCB Finance VII Ltd. 3.625%, due 06/15/29[3]	EUR	225,000	230,516
Virgin Media Finance PLC 5.000%, due 07/15/30[2]		200,000	174,157
Virgin Media O2 Vendor Financing Notes V DAC 7.875%, due 03/15/32[2]	GBP	100,000	122,781
Virgin Media Secured Finance PLC 4.125%, due 08/15/30[3]		200,000	214,968
			8,637,913
Metal fabricate/hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, due 04/15/27		175,000	173,102
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[2]		75,000	70,547
			243,649
Mining—2.0%
Aris Mining Corp. 8.000%, due 10/31/29[2]		200,000	200,750
Arsenal AIC Parent LLC 8.000%, due 10/01/30[2]		150,000	155,951
11.500%, due 10/01/31[2]		50,000	55,823
Coeur Mining, Inc. 5.125%, due 02/15/29[2]		100,000	97,241
Constellium SE 3.125%, due 07/15/29[2]	EUR	275,000	267,706
5.375%, due 08/15/32[2]		175,000	181,319
First Quantum Minerals Ltd. 6.875%, due 10/15/27[3]		500,000	496,725
FMG Resources August 2006 Pty. Ltd. 4.375%, due 04/01/31[2]		275,000	250,919
5.875%, due 04/15/30[2]		150,000	148,294
6.125%, due 04/15/32[2]		150,000	149,017
Freeport-McMoRan, Inc. 5.450%, due 03/15/43		50,000	46,511
Hudbay Minerals, Inc. 4.500%, due 04/01/26[2]		75,000	74,174
IAMGOLD Corp. 5.750%, due 10/15/28[2]		50,000	49,125
Kaiser Aluminum Corp. 4.625%, due 03/01/28[2]		125,000	120,452
Novelis Corp. 3.250%, due 11/15/26[2]		75,000	72,471
3.875%, due 08/15/31[2]		25,000	21,899
4.750%, due 01/30/30[2]		25,000	23,469
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[3]	EUR	200,000	198,614
	Face amount[1]	Value
Corporate bonds—(continued)
Mining—(concluded)
Novelis, Inc. 6.875%, due 01/30/30[2]	50,000	$51,188
Taseko Mines Ltd. 8.250%, due 05/01/30[2]	50,000	51,184
Vedanta Resources Finance II PLC 10.250%, due 06/03/28[2]	450,000	461,250
WE Soda Investments Holding PLC 9.500%, due 10/06/28[3]	300,000	309,281
		3,483,363
Miscellaneous manufacturers—0.3%
Amsted Industries, Inc. 4.625%, due 05/15/30[2]	25,000	23,486
FXI Holdings, Inc. 12.250%, due 11/15/26[2]	234,000	224,238
12.250%, due 11/15/26[2]	94,000	90,065
LSB Industries, Inc. 6.250%, due 10/15/28[2]	25,000	24,622
Trinity Industries, Inc. 7.750%, due 07/15/28[2]	150,000	156,017
		518,428
Office & business equipment—0.1%
Xerox Holdings Corp. 5.000%, due 08/15/25[2]	51,000	50,769
8.875%, due 11/30/29[2]	25,000	21,933
Zebra Technologies Corp. 6.500%, due 06/01/32[2]	50,000	51,137
		123,839
Oil & gas—9.4%
Aethon United BR LP/Aethon United Finance Corp. 7.500%, due 10/01/29[2]	100,000	102,557
Antero Resources Corp. 7.625%, due 02/01/29[2]	49,000	50,254
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625%, due 10/15/32[2]	50,000	50,418
8.250%, due 12/31/28[2]	25,000	25,515
9.000%, due 11/01/27[2]	150,000	185,586
Baytex Energy Corp. 8.500%, due 04/30/30[2]	175,000	180,293
California Resources Corp. 8.250%, due 06/15/29[2]	125,000	128,511
Chord Energy Corp. 6.375%, due 06/01/26[2]	75,000	75,023
CITGO Petroleum Corp. 8.375%, due 01/15/29[2]	250,000	258,323
Civitas Resources, Inc. 5.000%, due 10/15/26[2]	175,000	174,063
8.375%, due 07/01/28[2]	25,000	26,147
8.625%, due 11/01/30[2]	75,000	79,497
8.750%, due 07/01/31[2]	100,000	105,466

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
CNX Resources Corp. 6.000%, due 01/15/29[2]	125,000	$123,888
7.250%, due 03/01/32[2]	50,000	50,987
7.375%, due 01/15/31[2]	25,000	25,652
Comstock Resources, Inc. 5.875%, due 01/15/30[2]	100,000	94,641
6.750%, due 03/01/29[2]	100,000	98,146
Cosan Overseas Ltd. 8.250%, due 05/05/25[3,9]	300,000	300,840
Crescent Energy Finance LLC 7.375%, due 01/15/33[2]	100,000	99,824
7.625%, due 04/01/32[2]	25,000	25,173
9.250%, due 02/15/28[2]	75,000	78,572
Ecopetrol SA 4.625%, due 11/02/31	450,000	374,648
5.875%, due 05/28/45	500,000	349,950
8.375%, due 01/19/36	200,000	194,100
8.625%, due 01/19/29	200,000	211,798
Encino Acquisition Partners Holdings LLC 8.750%, due 05/01/31[2]	25,000	26,579
Energean Israel Finance Ltd. 4.875%, due 03/30/26[3]	300,000	297,000
5.875%, due 03/30/31[3]	75,000	69,000
FORESEA Holding SA 7.500%, due 06/15/30[3]	200,000	192,595
Geopark Ltd. 8.750%, due 01/31/30[2]	200,000	198,400
Global Marine, Inc. 7.000%, due 06/01/28	150,000	141,750
Gulfport Energy Operating Corp. 6.750%, due 09/01/29[2]	25,000	25,441
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000%, due 04/15/30[2]	100,000	96,966
6.000%, due 02/01/31[2]	125,000	118,421
6.250%, due 11/01/28[2]	75,000	74,485
6.875%, due 05/15/34[2]	25,000	24,112
7.250%, due 02/15/35[2]	50,000	48,849
Kimmeridge Texas Gas LLC 8.500%, due 02/15/30[2]	25,000	25,097
Kraken Oil & Gas Partners LLC 7.625%, due 08/15/29[2]	75,000	73,805
Leviathan Bond Ltd. 6.125%, due 06/30/25[3]	75,000	74,884
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.875%, due 12/01/32[2]	150,000	150,642
Matador Resources Co. 6.250%, due 04/15/33[2]	100,000	98,540
6.500%, due 04/15/32[2]	25,000	25,062
6.875%, due 04/15/28[2]	75,000	76,384
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[3]	230,162	195,495
Medco Laurel Tree Pte. Ltd. 6.950%, due 11/12/28[2]	400,000	402,000
MEG Energy Corp. 5.875%, due 02/01/29[2]	75,000	73,847
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Moss Creek Resources Holdings, Inc. 8.250%, due 09/01/31[2]		75,000	$74,751
Murphy Oil Corp. 6.000%, due 10/01/32		25,000	24,153
Nabors Industries Ltd. 7.500%, due 01/15/28[2]		75,000	72,482
Nabors Industries, Inc. 8.875%, due 08/15/31[2]		50,000	47,345
NewCo Holding USD 20 SARL 9.375%, due 11/07/29[2]		200,000	203,126
Noble Finance II LLC 8.000%, due 04/15/30[2]		100,000	101,745
Northern Oil & Gas, Inc. 8.125%, due 03/01/28[2]		200,000	203,416
8.750%, due 06/15/31[2]		100,000	104,858
Parkland Corp. 4.500%, due 10/01/29[2]		250,000	234,366
4.625%, due 05/01/30[2]		100,000	93,077
5.875%, due 07/15/27[2]		100,000	99,729
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, due 02/15/28		275,000	271,026
7.875%, due 09/15/30[2]		100,000	100,023
Permian Resources Operating LLC 5.375%, due 01/15/26[2]		225,000	224,414
6.250%, due 02/01/33[2]		25,000	25,061
7.000%, due 01/15/32[2]		200,000	205,294
8.000%, due 04/15/27[2]		100,000	102,332
Petrobras Global Finance BV 6.500%, due 07/03/33		200,000	200,970
6.850%, due 06/05/15		400,000	358,300
Petroleos Mexicanos 2.750%, due 04/21/27[3]	EUR	475,000	449,032
4.750%, due 02/26/29[3]		275,000	256,757
5.950%, due 01/28/31		570,000	477,290
6.500%, due 03/13/27		675,000	651,308
6.500%, due 06/02/41		1,250,000	879,300
6.625%, due 03/02/25[3,9]		100,000	63,871
6.625%, due 06/15/35		350,000	275,275
6.700%, due 02/16/32		700,000	606,865
6.750%, due 09/21/47		479,000	327,876
6.950%, due 01/28/60		250,000	171,573
7.690%, due 01/23/50		1,000,000	746,000
10.000%, due 02/07/33		100,000	102,890
Precision Drilling Corp. 6.875%, due 01/15/29[2]		100,000	100,866
7.125%, due 01/15/26[2]		35,000	35,088
Puma International Financing SA 7.750%, due 04/25/29[3]		200,000	202,887
Range Resources Corp. 8.250%, due 01/15/29		125,000	128,646
Sanchez Energy Corp. 7.750%, due 06/15/21[12]		475,000	4,750
6.125%, due 01/15/23		325,000	3,250
Saturn Oil & Gas, Inc. 9.625%, due 06/15/29[2]		47,000	46,912

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
SM Energy Co. 6.750%, due 08/01/29[2]	75,000	$75,030
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30	25,000	23,511
6.000%, due 04/15/27	150,000	149,809
7.000%, due 09/15/28[2]	75,000	77,211
Talos Production, Inc. 9.000%, due 02/01/29[2]	75,000	77,996
9.375%, due 02/01/31[2]	175,000	181,835
Teine Energy Ltd. 6.875%, due 04/15/29[2]	125,000	121,116
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[2]	25,000	23,740
Transocean Aquila Ltd. 8.000%, due 09/30/28[2]	45,385	46,525
Transocean Titan Financing Ltd. 8.375%, due 02/01/28[2]	50,000	51,242
Transocean, Inc. 6.800%, due 03/15/38	250,000	205,027
7.500%, due 04/15/31	125,000	115,860
8.000%, due 02/01/27[2]	86,000	86,000
8.250%, due 05/15/29[2]	75,000	75,265
8.500%, due 05/15/31[2]	50,000	50,342
8.750%, due 02/15/30[2]	3,187	3,324
9.350%, due 12/15/41	125,000	109,474
Trident Energy Finance PLC 12.500%, due 11/30/29[2]	300,000	315,210
Valaris Ltd. 8.375%, due 04/30/30[2]	25,000	25,674
Vermilion Energy, Inc. 6.875%, due 05/01/30[2]	125,000	124,541
Viper Energy, Inc. 5.375%, due 11/01/27[2]	75,000	74,510
Vista Energy Argentina SAU 7.625%, due 12/10/35[2]	150,000	146,963
Vital Energy, Inc. 7.750%, due 07/31/29[2]	75,000	75,268
7.875%, due 04/15/32[2]	45,000	44,383
9.750%, due 10/15/30	75,000	79,710
Wildfire Intermediate Holdings LLC 7.500%, due 10/15/29[2]	50,000	49,353
YPF SA 8.500%, due 03/23/25[3]	25,000	25,023
		16,690,072
Oil & gas services—1.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[2]	175,000	175,866
6.875%, due 04/01/27[2]	27,000	27,002
Bristow Group, Inc. 6.875%, due 03/01/28[2]	75,000	75,400
Enerflex Ltd. 9.000%, due 10/15/27[2]	90,000	93,424
Helix Energy Solutions Group, Inc. 9.750%, due 03/01/29[2]	125,000	133,790
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(concluded)
Kodiak Gas Services LLC 7.250%, due 02/15/29[2]		50,000	$51,465
Nine Energy Service, Inc. 13.000%, due 02/01/28		150,000	105,651
Oceaneering International, Inc. 6.000%, due 02/01/28		25,000	24,812
OHI Group SA 13.000%, due 07/22/29[2]		200,000	205,880
Solaris Midstream Holdings LLC 7.625%, due 04/01/26[2]		175,000	175,488
Star Holding LLC 8.750%, due 08/01/31[2]		50,000	48,676
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, due 09/01/27		75,000	75,465
7.125%, due 03/15/29[2]		125,000	127,916
Weatherford International Ltd. 8.625%, due 04/30/30[2]		525,000	544,482
Yinson Boronia Production BV 8.947%, due 07/31/42[2]		297,354	309,248
			2,174,565
Packaging & containers—1.5%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[3,8]	EUR	180,031	8,987
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[2,8]		414,500	23,834
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.000%, due 09/01/28[3]	EUR	125,000	118,328
6.000%, due 06/15/27[2]		200,000	198,939
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, due 08/15/26[3]	EUR	200,000	187,371
5.250%, due 08/15/27[2]		200,000	110,565
Ball Corp. 3.125%, due 09/15/31		125,000	107,424
6.875%, due 03/15/28		125,000	128,280
Berry Global, Inc. 4.500%, due 02/15/26[2]		50,000	49,587
Clydesdale Acquisition Holdings, Inc. 6.625%, due 04/15/29[2]		25,000	25,244
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750%, due 02/01/26		50,000	49,869
Crown Cork & Seal Co., Inc. 7.375%, due 12/15/26		100,000	103,382
Crown European Holdings SACA 4.500%, due 01/15/30[2]	EUR	100,000	106,872
4.500%, due 01/15/30[3]		100,000	106,872
Graphic Packaging International LLC 4.750%, due 07/15/27[2]		25,000	24,530
6.375%, due 07/15/32[2]		25,000	25,222

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Guala Closures SpA 3.250%, due 06/15/28[3]	EUR	150,000	$149,424
Kleopatra Holdings 2 SCA 6.500%, due 09/01/26[3]		125,000	86,234
LABL, Inc. 10.500%, due 07/15/27[2]		50,000	49,191
Mauser Packaging Solutions Holding Co. 9.250%, due 04/15/27[2]		75,000	76,407
OI European Group BV 4.750%, due 02/15/30[2]		225,000	204,452
5.250%, due 06/01/29[2]	EUR	100,000	104,426
Owens-Brockway Glass Container, Inc. 6.625%, due 05/13/27[2]		163,000	163,536
7.250%, due 05/15/31[2]		100,000	97,475
7.375%, due 06/01/32[2]		25,000	24,012
Sealed Air Corp. 4.000%, due 12/01/27[2]		51,000	49,096
5.000%, due 04/15/29[2]		75,000	72,726
6.500%, due 07/15/32[2]		50,000	50,798
Sealed Air Corp./Sealed Air Corp. U.S. 6.125%, due 02/01/28[2]		25,000	25,227
7.250%, due 02/15/31[2]		50,000	51,972
Trident TPI Holdings, Inc. 12.750%, due 12/31/28[2]		25,000	27,618
TriMas Corp. 4.125%, due 04/15/29[2]		150,000	139,006
			2,746,906
Pharmaceuticals—2.2%
Bausch Health Americas, Inc. 9.250%, due 04/01/26[2]		25,000	24,216
Bausch Health Cos., Inc. 4.875%, due 06/01/28[2]		50,000	40,507
5.000%, due 01/30/28[2]		75,000	51,229
5.250%, due 01/30/30[2]		125,000	66,250
5.250%, due 02/15/31[2]		125,000	65,625
5.500%, due 11/01/25[2]		75,000	73,594
5.750%, due 08/15/27[2]		50,000	43,754
6.125%, due 02/01/27[2]		150,000	137,131
7.000%, due 01/15/28[2]		50,000	35,729
7.250%, due 05/30/29[2]		150,000	94,875
9.000%, due 12/15/25[2]		75,000	72,728
11.000%, due 09/30/28[2]		50,000	46,632
BellRing Brands, Inc. 7.000%, due 03/15/30[2]		175,000	181,397
Cheplapharm Arzneimittel GmbH 7.500%, due 05/15/30[3]	EUR	100,000	96,091
CVS Health Corp. (fixed, converts to FRN on 12/10/34), 6.750%, due 12/10/54[6]		25,000	24,717
(fixed, converts to FRN on 03/10/30), 7.000%, due 03/10/55[6]		50,000	50,503
Endo Finance Holdings, Inc. 8.500%, due 04/15/31[2]		25,000	26,741
Endo Luxembourg Finance SARL 6.125%, due 04/01/29[2,4,5,7,11]		125,000	0
	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Grifols SA 7.500%, due 05/01/30[3]	EUR	225,000	$243,961
Gruenenthal GmbH 6.750%, due 05/15/30[3]		100,000	110,334
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, due 09/01/25[2]		62,000	61,967
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, due 06/01/29[2]		25,000	16,903
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.750%, due 11/14/28[2]		15,018	15,949
Neopharmed Gentili SpA 7.125%, due 04/08/30[3]	EUR	175,000	191,076
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[3]		200,000	212,990
7.500%, due 08/21/26[3]		165,149	175,866
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, due 04/30/28[2]		200,000	189,696
5.125%, due 04/30/31[2]		200,000	181,047
Owens & Minor, Inc. 4.500%, due 03/31/29[2]		100,000	90,973
6.625%, due 04/01/30[2]		25,000	24,073
P&L Development LLC/PLD Finance Corp. 9.000% Cash or 3.500% PIK, 12.000%, due 05/15/29[2,8]		98,982	101,828
Par Pharmaceutical, Inc. 0.000%, due 04/01/27[2,4,5,11]		198,000	0
Prestige Brands, Inc. 3.750%, due 04/01/31[2]		25,000	22,228
5.125%, due 01/15/28[2]		100,000	98,619
Rossini SARL 6.750%, due 12/31/29[2]	EUR	100,000	109,977
6.750%, due 12/31/29[3]		100,000	109,977
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30		200,000	211,248
7.375%, due 09/15/29		150,000	177,590
7.875%, due 09/15/31		300,000	377,743
Teva Pharmaceutical Finance Netherlands III BV 4.100%, due 10/01/46		200,000	145,688
			4,001,452
Pipelines—4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]		25,000	24,442
5.750%, due 03/01/27[2]		150,000	149,980
6.625%, due 02/01/32[2]		75,000	76,606
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]		75,000	77,042
7.250%, due 07/15/32[2]		25,000	26,160

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Buckeye Partners LP 5.850%, due 11/15/43	50,000	$43,831
6.750%, due 02/01/30[2]	25,000	25,432
6.875%, due 07/01/29[2]	100,000	102,376
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]	250,000	241,059
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%, due 06/01/28[2]	100,000	100,410
8.625%, due 03/15/29[2]	225,000	235,981
DT Midstream, Inc. 4.125%, due 06/15/29[2]	25,000	23,635
Energy Transfer LP (fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[6]	75,000	76,850
(fixed, converts to FRN on 05/15/29), 8.000%, due 05/15/54[6]	25,000	26,385
EnLink Midstream Partners LP 5.050%, due 04/01/45	75,000	64,256
5.450%, due 06/01/47	125,000	112,213
5.600%, due 04/01/44	150,000	138,507
EQM Midstream Partners LP 4.500%, due 01/15/29[2]	208,000	200,514
4.750%, due 01/15/31[2]	300,000	285,628
6.500%, due 07/01/27[2]	25,000	25,514
7.500%, due 06/01/27[2]	75,000	76,882
7.500%, due 06/01/30[2]	75,000	80,786
Genesis Energy LP/Genesis Energy Finance Corp. 7.750%, due 02/01/28	25,000	25,313
7.875%, due 05/15/32	100,000	100,168
8.000%, due 01/15/27	18,000	18,321
8.000%, due 05/15/33	100,000	100,021
8.875%, due 04/15/30	50,000	51,832
Harvest Midstream I LP 7.500%, due 09/01/28[2]	200,000	204,553
7.500%, due 05/15/32[2]	75,000	78,049
Hess Midstream Operations LP 5.125%, due 06/15/28[2]	225,000	221,590
5.500%, due 10/15/30[2]	50,000	49,368
6.500%, due 06/01/29[2]	50,000	51,011
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[2]	150,000	155,935
8.875%, due 07/15/28[2]	100,000	105,478
ITT Holdings LLC 6.500%, due 08/01/29[2]	150,000	140,191
Kinetik Holdings LP 5.875%, due 06/15/30[2]	125,000	124,023
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[2]	150,000	163,233
New Fortress Energy, Inc. 6.500%, due 09/30/26[2]	75,000	73,128
8.750%, due 03/15/29[2]	25,000	22,699
NFE Financing LLC 12.000%, due 11/15/29[2]	225,000	234,840
	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[2]		225,000	$230,881
8.375%, due 02/15/32[2]		125,000	128,588
Northriver Midstream Finance LP 6.750%, due 07/15/32[2]		125,000	127,960
NuStar Logistics LP 5.625%, due 04/28/27		25,000	25,010
6.375%, due 10/01/30		175,000	178,222
Plains All American Pipeline LP Series B, 3 mo. USD Term SOFR + 4.372%, 8.895%, due 03/03/25[6,9]		150,000	149,446
Prairie Acquiror LP 9.000%, due 08/01/29[2]		75,000	77,561
Rockies Express Pipeline LLC 3.600%, due 05/15/25[2]		25,000	24,781
4.800%, due 05/15/30[2]		50,000	46,935
4.950%, due 07/15/29[2]		25,000	23,968
6.875%, due 04/15/40[2]		100,000	97,275
7.500%, due 07/15/38[2]		25,000	25,011
South Bow Canadian Infrastructure Holdings Ltd.
(fixed, converts to FRN on 03/01/35), 7.500%, due 03/01/55[2,6]		50,000	51,509
(fixed, converts to FRN on 03/01/30), 7.625%, due 03/01/55[2,6]		75,000	77,136
Summit Midstream Holdings LLC 8.625%, due 10/31/29[2]		50,000	52,658
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 12/31/30[2]		125,000	120,660
6.000%, due 09/01/31[2]		100,000	96,209
7.375%, due 02/15/29[2]		75,000	76,340
Targa Resources Corp. 4.950%, due 04/15/52		50,000	42,199
6.500%, due 02/15/53		50,000	52,126
Venture Global Calcasieu Pass LLC 3.875%, due 11/01/33[2]		150,000	129,055
4.125%, due 08/15/31[2]		25,000	22,601
6.250%, due 01/15/30[2]		100,000	101,832
Venture Global LNG, Inc. 8.125%, due 06/01/28[2]		300,000	313,515
8.375%, due 06/01/31[2]		150,000	157,869
9.500%, due 02/01/29[2]		200,000	222,941
9.875%, due 02/01/32[2]		225,000	247,685
Western Midstream Operating LP 5.300%, due 03/01/48		50,000	42,486
			7,076,701
Real estate—2.8%
Adler Financing SARL Series 1L, 8.250%, due 12/31/28[8]	EUR	200,000	207,480
ADLER Real Estate GmbH 3.000%, due 04/27/26[3]		200,000	199,720
Alpha Star Holding VIII Ltd. 8.375%, due 04/12/27[3]		200,000	206,063

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%, due 04/15/30[2]		194,400	$178,359
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.250%, due 04/15/30[2]		50,000	38,719
5.750%, due 01/15/29[2]		75,000	60,871
CPI Property Group SA 4.000%, due 01/22/28[3]	GBP	100,000	113,315
7.000%, due 05/07/29[3]	EUR	250,000	275,062
Greystar Real Estate Partners LLC 7.750%, due 09/01/30[2]		75,000	79,436
Heimstaden AB
(fixed, converts to FRN on 01/15/27), 6.750%, due 10/15/26[3,6,9]	EUR	200,000	157,691
Heimstaden Bostad AB
(fixed, converts to FRN on 05/01/27), 2.625%, due 02/01/27[3,6,9]		300,000	285,887
Heimstaden Bostad Treasury BV 1.625%, due 10/13/31[3]		300,000	261,938
Howard Hughes Corp. 4.125%, due 02/01/29[2]		125,000	114,849
5.375%, due 08/01/28[2]		250,000	242,841
Kennedy-Wilson, Inc. 4.750%, due 02/01/30		50,000	45,001
MAF Global Securities Ltd.
(fixed, converts to FRN on 03/20/26), 6.375%, due 03/20/26[3,6,9]		200,000	199,625
Neinor Homes SA 5.875%, due 02/15/30[2]	EUR	100,000	108,191
5.875%, due 02/15/30[3]		100,000	108,190
Newmark Group, Inc. 7.500%, due 01/12/29		25,000	26,341
NWD Finance BVI Ltd. 6.250%, due 03/07/25[3,9]		300,000	64,644
Pakuwon Jati Tbk. PT 4.875%, due 04/29/28[3]		200,000	192,000
Peach Property Finance GmbH 4.375%, due 11/15/25[3]	EUR	300,000	304,002
PHM Group Holding OY 4.750%, due 06/18/26[3]		150,000	155,232
Pingan Real Estate Capital Ltd. 3.450%, due 07/29/26[3]		200,000	181,941
Ronshine China Holdings Ltd.,[12] 8.100%, due 06/09/23[3]		50,000	500
Samhallsbyggnadsbolaget I Norden Holding AB 1.125%, due 09/26/29[3]	EUR	150,000	113,206
2.375%, due 08/04/26[3]		200,000	192,956
Signa Development Finance SCS 5.500%, due 07/23/26[3]		100,000	16,072
5.500%, due 07/23/26[2,12]		200,000	32,144
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, due 11/09/27[3]		200,000	128,510
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Vivion Investments SARL 6.500%, due 02/28/29[3,8]	EUR	200,000	$201,515
6.500%, due 08/31/28[3,8]		100,000	101,385
Yanlord Land HK Co. Ltd. 5.125%, due 05/20/26[3]		400,000	379,376
			4,973,062
Real estate investment trusts—2.5%
Alexandrite Monnet U.K. Holdco PLC 10.500%, due 05/15/29[3]	EUR	100,000	113,691
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[2]		225,000	215,349
7.750%, due 12/01/29[2]		25,000	25,750
Diversified Healthcare Trust 9.750%, due 06/15/25		76,000	75,921
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[2]		325,000	302,712
Iron Mountain, Inc. 4.500%, due 02/15/31[2]		200,000	184,038
4.875%, due 09/15/27[2]		225,000	220,835
4.875%, due 09/15/29[2]		75,000	71,898
5.000%, due 07/15/28[2]		50,000	48,712
5.250%, due 07/15/30[2]		325,000	312,564
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. 4.250%, due 02/01/27[2]		25,000	24,320
4.750%, due 06/15/29[2]		50,000	47,563
7.000%, due 07/15/31[2]		25,000	25,733
MPT Operating Partnership LP/ MPT Finance Corp. 0.993%, due 10/15/26	EUR	225,000	217,287
3.500%, due 03/15/31		250,000	167,631
4.625%, due 08/01/29		50,000	38,197
5.000%, due 10/15/27		100,000	89,553
5.250%, due 08/01/26		100,000	100,018
7.000%, due 02/15/32[2,7]	EUR	125,000	130,649
8.500%, due 02/15/32[2,7]		75,000	76,163
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, due 05/15/29[2]		125,000	119,418
5.875%, due 10/01/28[2]		50,000	49,428
7.000%, due 02/01/30[2]		50,000	51,178
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[2]		50,000	49,929
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[2]		100,000	95,356
6.500%, due 04/01/32[2]		100,000	100,760
7.250%, due 07/15/28[2]		50,000	51,843
Rithm Capital Corp. 8.000%, due 04/01/29[2]		75,000	75,893
RLJ Lodging Trust LP 4.000%, due 09/15/29[2]		200,000	183,603
SBA Communications Corp. 3.875%, due 02/15/27		25,000	24,190

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Service Properties Trust 4.375%, due 02/15/30		50,000	$40,209
4.750%, due 10/01/26		125,000	120,837
4.950%, due 02/15/27		25,000	24,167
4.950%, due 10/01/29		75,000	62,009
5.250%, due 02/15/26		150,000	147,487
Starwood Property Trust, Inc. 6.000%, due 04/15/30[2]		125,000	123,195
6.500%, due 07/01/30[2]		50,000	50,478
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.750%, due 04/15/28[2]		75,000	71,234
6.500%, due 02/15/29[2]		125,000	114,036
10.500%, due 02/15/28[2]		250,000	267,295
XHR LP 4.875%, due 06/01/29[2]		75,000	71,264
6.625%, due 05/15/30[2]		50,000	50,539
			4,432,932
Retail—3.7%
1011778 BC ULC/New Red Finance, Inc. 3.875%, due 01/15/28[2]		25,000	23,859
4.000%, due 10/15/30[2]		500,000	452,772
4.375%, due 01/15/28[2]		50,000	48,087
6.125%, due 06/15/29[2]		75,000	76,022
Arko Corp. 5.125%, due 11/15/29[2]		50,000	46,132
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	14,553
4.625%, due 11/15/29[2]		50,000	47,515
4.750%, due 03/01/30		25,000	23,736
5.000%, due 02/15/32[2]		25,000	23,391
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		100,000	101,815
6.750%, due 07/01/36		275,000	280,816
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK, 7.750%, due 04/01/27[2,8]		100,000	98,669
Beacon Roofing Supply, Inc. 4.125%, due 05/15/29[2]		125,000	122,240
4.500%, due 11/15/26[2]		175,000	173,262
6.500%, due 08/01/30[2]		25,000	25,781
Bertrand Franchise Finance SAS 6.500%, due 07/18/30[3]	EUR	200,000	216,418
Brinker International, Inc. 8.250%, due 07/15/30[2]		25,000	26,671
Carvana Co. 13.000% PIK, 9.000%, due 06/01/30[2,8]		53,250	59,113
14.000% PIK, 9.000%, due 06/01/31[2,8]		133,750	160,831
CEC Entertainment LLC 6.750%, due 05/01/26[2]		50,000	50,027
Eroski S Coop 10.625%, due 04/30/29[2]	EUR	150,000	169,377
	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Evergreen Acqco 1 LP/TVI, Inc. 9.750%, due 04/26/28[2]		40,000	$41,994
Ferrellgas LP/Ferrellgas Finance Corp. 5.375%, due 04/01/26[2]		175,000	174,672
5.875%, due 04/01/29[2]		175,000	165,203
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750%, due 01/15/30[2]		200,000	188,395
FirstCash, Inc. 4.625%, due 09/01/28[2]		125,000	119,523
5.625%, due 01/01/30[2]		75,000	73,408
6.875%, due 03/01/32[2]		100,000	101,386
Foundation Building Materials, Inc. 6.000%, due 03/01/29[2]		100,000	89,353
Gap, Inc. 3.625%, due 10/01/29[2]		25,000	22,742
3.875%, due 10/01/31[2]		25,000	21,926
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.750%, due 01/15/32[2]		200,000	176,948
Group 1 Automotive, Inc. 6.375%, due 01/15/30[2]		25,000	25,410
Ken Garff Automotive LLC 4.875%, due 09/15/28[2]		75,000	72,077
LBM Acquisition LLC 6.250%, due 01/15/29[2]		150,000	138,658
LCM Investments Holdings II LLC 4.875%, due 05/01/29[2]		200,000	189,655
8.250%, due 08/01/31[2]		75,000	78,746
Lithia Motors, Inc. 3.875%, due 06/01/29[2]		200,000	185,564
4.625%, due 12/15/27[2]		150,000	145,606
Macy's Retail Holdings LLC 4.500%, due 12/15/34		50,000	41,020
5.125%, due 01/15/42		150,000	110,749
5.875%, due 04/01/29[2]		41,000	40,165
5.875%, due 03/15/30[2]		25,000	24,047
6.375%, due 03/15/37		75,000	65,764
Michaels Cos., Inc. 7.875%, due 05/01/29[2]		50,000	31,407
Murphy Oil USA, Inc. 3.750%, due 02/15/31[2]		25,000	22,258
4.750%, due 09/15/29		50,000	47,852
Nordstrom, Inc. 4.375%, due 04/01/30		50,000	45,561
Patrick Industries, Inc. 4.750%, due 05/01/29[2]		100,000	95,299
Punch Finance PLC 6.125%, due 06/30/26[2]	GBP	125,000	154,213
6.125%, due 06/30/26[3]		100,000	123,370
QVC, Inc. 4.450%, due 02/15/25		100,000	99,611
5.450%, due 08/15/34		125,000	76,808
Raising Cane's Restaurants LLC 9.375%, due 05/01/29[2]		50,000	53,549

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Rite Aid Corp. 8.000%, due 10/18/25[2,4,5]		15,847	$0
0.000%, due 11/15/26[2,4,5,12,13]		87,000	0
0.000%, due 08/30/34[4,5,13]		5,396	62
3 mo. USD Term SOFR + 7.000%, 11.466%, due 08/30/31[2]		5,564	4,952
Series A, 15.000%, due 08/30/31[8]		16,432	7,394
Series B, 15.000%, due 08/30/31[8]		11,944	478
Saks Global Enterprises LLC 11.000%, due 12/15/29[2]		175,000	167,581
Sally Holdings LLC/Sally Capital, Inc. 6.750%, due 03/01/32		50,000	50,376
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500%, due 11/28/25[2]		200,000	200,200
Sonic Automotive, Inc. 4.625%, due 11/15/29[2]		75,000	70,638
4.875%, due 11/15/31[2]		75,000	69,170
Staples, Inc. 10.750%, due 09/01/29[2]		100,000	98,004
12.750%, due 01/15/30[2]		219,659	171,639
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[2]		75,000	68,191
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[2]		125,000	115,105
Victra Holdings LLC/Victra Finance Corp. 7.750%, due 02/15/26[2]		13,000	13,016
8.750%, due 09/15/29[2]		25,000	26,474
Walgreens Boots Alliance, Inc. 4.800%, due 11/18/44		25,000	18,738
8.125%, due 08/15/29		25,000	25,273
Yum! Brands, Inc. 4.750%, due 01/15/30[2]		25,000	24,001
5.375%, due 04/01/32		225,000	220,045
			6,635,363
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/49[4,12,13]		500,000	6,500
Semiconductors—0.4%
Amkor Technology, Inc. 6.625%, due 09/15/27[2]		50,000	50,104
ams-OSRAM AG 10.500%, due 03/30/29[3]	EUR	200,000	204,310
BE Semiconductor Industries NV 4.500%, due 07/15/31[2]		125,000	133,727
Entegris, Inc. 5.950%, due 06/15/30[2]		25,000	24,920
ON Semiconductor Corp. 3.875%, due 09/01/28[2]		175,000	165,034
	Face amount[1]		Value
Corporate bonds—(continued)
Semiconductors—(concluded)
Synaptics, Inc. 4.000%, due 06/15/29[2]		125,000	$114,937
			693,032
Software—1.8%
Asmodee Group AB 5.750%, due 12/15/29[2]	EUR	100,000	106,982
AthenaHealth Group, Inc. 6.500%, due 02/15/30[2]		400,000	387,016
Castle U.S. Holding Corp. 9.500%, due 02/15/28[2]		225,000	103,500
Cloud Software Group, Inc. 6.500%, due 03/31/29[2]		375,000	368,621
8.250%, due 06/30/32[2]		25,000	25,985
9.000%, due 09/30/29[2]		650,000	665,699
Dun & Bradstreet Corp. 5.000%, due 12/15/29[2]		50,000	48,599
Dye & Durham Ltd. 8.625%, due 04/15/29[2]		25,000	26,129
Elastic NV 4.125%, due 07/15/29[2]		75,000	70,140
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.875%, due 05/01/29[2]	EUR	125,000	132,269
Open Text Corp. 3.875%, due 02/15/28[2]		25,000	23,740
3.875%, due 12/01/29[2]		150,000	137,542
Open Text Holdings, Inc. 4.125%, due 02/15/30[2]		125,000	114,620
4.125%, due 12/01/31[2]		275,000	246,478
Playtika Holding Corp. 4.250%, due 03/15/29[2]		125,000	115,287
ROBLOX Corp. 3.875%, due 05/01/30[2]		50,000	45,835
Rocket Software, Inc. 6.500%, due 02/15/29[2]		25,000	23,692
SS&C Technologies, Inc. 5.500%, due 09/30/27[2]		275,000	274,283
6.500%, due 06/01/32[2]		50,000	50,818
Twilio, Inc. 3.875%, due 03/15/31		100,000	90,842
UKG, Inc. 6.875%, due 02/01/31[2]		175,000	178,668
			3,236,745
Telecommunications—6.0%
Altice France Holding SA 4.000%, due 02/15/28[3]	EUR	200,000	49,781
6.000%, due 02/15/28[2]		400,000	108,980
8.000%, due 05/15/27[3]	EUR	175,000	50,757
10.500%, due 05/15/27[2]		400,000	122,132
Altice France SA 3.375%, due 01/15/28[3]	EUR	400,000	334,614
5.125%, due 07/15/29[2]		375,000	298,406
5.500%, due 10/15/29[2]		200,000	159,102

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Axian Telecom 7.375%, due 02/16/27[3]		200,000	$199,000
C&W Senior Finance Ltd. 6.875%, due 09/15/27[3]		320,000	318,144
Ciena Corp. 4.000%, due 01/31/30[2]		50,000	46,163
CommScope LLC 4.750%, due 09/01/29[2]		50,000	44,509
6.000%, due 03/01/26[2]		50,000	50,000
7.125%, due 07/01/28[2]		25,000	22,741
8.250%, due 03/01/27[2]		25,000	23,864
CT Trust 5.125%, due 02/03/32[3]		350,000	313,582
Digicel Group Holdings Ltd. Series 1B, 0.000%, due 12/31/30[2,4,5,13]		55,331	5,533
Series 3B, 0.000%, due 12/31/30[2,4,5,13]		45,961	460
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. 9.000% Cash and 1.500% PIK, 12.000%, due 05/25/27[8]		404,779	403,767
Digicel Midco Ltd./Difl U.S. II LLC 10.500% Cash or 11.000% PIK, 10.500%, due 11/25/28[8]		150,000	135,657
EchoStar Corp. 10.750%, due 11/30/29		438,000	472,155
6.75% Cash or 6.75% PIK, 6.750%, due 11/30/30		200,000	184,620
Embarq LLC 7.995%, due 06/01/36		100,000	56,000
Frontier Communications Holdings LLC 5.000%, due 05/01/28[2]		150,000	148,465
5.875%, due 10/15/27[2]		75,000	75,022
5.875%, due 11/01/29		17,911	17,851
6.000%, due 01/15/30[2]		100,000	100,201
6.750%, due 05/01/29[2]		275,000	276,860
8.625%, due 03/15/31[2]		150,000	160,256
8.750%, due 05/15/30[2]		100,000	105,669
Frontier North, Inc. Series G, 6.730%, due 02/15/28		25,000	25,564
GoTo Group, Inc. 5.500%, due 05/01/28[2]		48,510	42,325
5.500%, due 05/01/28[2]		66,990	30,146
Hughes Satellite Systems Corp. 6.625%, due 08/01/26		125,000	86,194
Iliad Holding SASU 5.375%, due 04/15/30[2]	EUR	100,000	106,334
6.875%, due 04/15/31[2]		125,000	139,277
6.875%, due 04/15/31[3]		100,000	111,422
Intelsat Jackson Holdings SA 6.500%, due 03/15/30[2]		50,000	45,172
Level 3 Financing, Inc. 3.625%, due 01/15/29[2]		25,000	19,250
3.875%, due 10/15/30[2]		75,000	58,472
4.000%, due 04/15/31[2]		25,000	19,500
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
4.500%, due 04/01/30[2]		100,000	$82,796
4.625%, due 09/15/27[2]		100,000	98,500
4.875%, due 06/15/29[2]		125,000	107,648
10.000%, due 10/15/32[2]		50,000	49,854
10.500%, due 04/15/29[2]		50,000	56,007
10.500%, due 05/15/30[2]		96,000	104,612
10.750%, due 12/15/30[2]		50,000	56,276
11.000%, due 11/15/29[2]		25,000	28,342
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[2]		200,000	213,856
Lorca Telecom Bondco SA 4.000%, due 09/18/27[2]	EUR	225,000	233,867
Lumen Technologies, Inc. 4.000%, due 02/15/27[2]		25,000	24,250
4.125%, due 04/15/29[2]		21,160	18,974
4.125%, due 04/15/30[2]		21,162	18,547
4.500%, due 01/15/29[2]		25,000	20,888
10.000%, due 10/15/32[2]		125,000	124,688
Nokia of America Corp. 6.450%, due 03/15/29		175,000	169,420
Odido Holding BV 3.750%, due 01/15/29[3]	EUR	300,000	306,570
Optics Bidco SpA 5.250%, due 03/17/55		100,000	102,128
6.000%, due 09/30/34[2]		200,000	191,777
SoftBank Group Corp. 3.125%, due 09/19/25[3]	EUR	275,000	283,716
3.875%, due 07/06/32[3]		300,000	291,590
TalkTalk Telecom Group Ltd. 8.250%, due 09/01/27[2,8]	GBP	63,685	66,222
11.750%, due 03/01/28[2,8]		37,595	13,668
Telecom Italia Capital SA 6.375%, due 11/15/33		75,000	73,880
7.200%, due 07/18/36		50,000	50,159
Telecom Italia SpA 7.875%, due 07/31/28[3]	EUR	100,000	116,708
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[3]		400,000	405,236
Telefonica Europe BV
(fixed, converts to FRN on 05/03/30), 6.135%, due 02/03/30[3,6,9]	EUR	100,000	111,705
Telefonica Moviles Chile SA 3.537%, due 11/18/31[3]		250,000	192,562
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[2]		50,000	28,788
5.625%, due 12/06/26[2]		125,000	73,710
6.500%, due 10/15/27[2]		75,000	33,335
Turkcell Iletisim Hizmetleri AS 5.800%, due 04/11/28[3]		400,000	389,375
Viasat, Inc. 6.500%, due 07/15/28[2]		25,000	21,286
7.500%, due 05/30/31[2]		50,000	36,013
Vmed O2 U.K. Financing I PLC 4.250%, due 01/31/31[2]		200,000	173,173
4.750%, due 07/15/31[2]		200,000	175,719
5.625%, due 04/15/32[2]	EUR	125,000	131,514

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Vodafone Group PLC (fixed, converts to FRN on 08/27/26), 2.625%, due 08/27/80[3,6]		125,000	$128,387
(fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[3,6]		100,000	98,042
(fixed, converts to FRN on 10/03/28), 4.200%, due 10/03/78[3,6]		125,000	132,511
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[6]		175,000	182,114
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[2]		100,000	103,502
Zayo Group Holdings, Inc. 4.000%, due 03/01/27[2]		175,000	165,128
6.125%, due 03/01/28[2]		25,000	22,153
Zegona Finance PLC 6.750%, due 07/15/29[3]	EUR	200,000	221,493
			10,698,636
Toys/Games/Hobbies—0.0%†
Mattel, Inc. 5.450%, due 11/01/41		25,000	22,701
Transportation—0.6%
Cargo Aircraft Management, Inc. 4.750%, due 02/01/28[2]		25,000	24,941
Edge Finco PLC 8.125%, due 08/15/31[2]	GBP	200,000	251,838
First Student Bidco, Inc./First Transit Parent, Inc. 4.000%, due 07/31/29[2]		25,000	23,277
Genesee & Wyoming, Inc. 6.250%, due 04/15/32[2]		100,000	100,269
Rand Parent LLC 8.500%, due 02/15/30[2]		50,000	51,850
Seaspan Corp. 5.500%, due 08/01/29[2]		175,000	161,219
Transnet SOC Ltd. 8.250%, due 02/06/28[3]		200,000	203,562
Watco Cos. LLC/Watco Finance Corp. 7.125%, due 08/01/32[2]		100,000	103,665
XPO, Inc. 6.250%, due 06/01/28[2]		50,000	50,661
7.125%, due 06/01/31[2]		50,000	51,666
7.125%, due 02/01/32[2]		50,000	51,598
			1,074,546
Trucking & leasing—0.3%
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[2]		75,000	73,309
5.875%, due 04/15/33[2]		125,000	119,597
7.000%, due 05/01/31[2]		75,000	76,010
7.000%, due 06/15/32[2]		225,000	228,107
7.875%, due 12/01/30[2]		25,000	26,084
			523,107
	Face amount[1]		Value
Corporate bonds—(concluded)
Water—0.3%
Holding d'Infrastructures des Metiers de l'Environnement 4.875%, due 10/24/29[3]	EUR	300,000	$318,323
Thames Water Utilities Finance PLC 2.375%, due 04/22/40[3]	GBP	100,000	86,184
7.750%, due 04/30/44[3]		100,000	97,133
			501,640
Total corporate bonds (cost—$182,027,179)			170,922,415
Loan assignments—1.1%
Advertising—0.1%
Clear Channel International BV 6 mo. USD Term SOFR + 7.500%, 7.500%, due 04/01/27[6]		175,000	175,219
Apparel—0.0%†
Champ Acquisition Corp. 1 mo. USD Term SOFR + 4.500%, 8.829%, due 11/25/31[6]		25,000	25,188
Building materials—0.1%
Quikrete Holdings, Inc. 0.000%, due 02/10/32[14]		75,000	75,319
Chemicals—0.0%†
Polar U.S. Borrower LLC 3 mo. USD Term SOFR + 5.500%, 9.900%, due 10/16/28[6]		81,456	59,056
Commercial services—0.0%†
Vortex Opco LLC 3 mo. USD Term SOFR + 6.250%, 10.579%, due 04/30/30[6]		18,000	18,713
Computers—0.2%
Amentum Government Services Holdings LLC 1 mo. USD Term SOFR + 2.250%, 6.562%, due 09/29/31[6]		125,000	124,437
Vericast Corp. 6 mo. USD Term SOFR + 7.750%, 12.035%, due 06/15/30[6]		133,891	129,875
			254,312
Diversified financial services—0.0%†
Mulhacen Pte. Ltd. EUR 1st Lien Term Loan, 6 mo. EURIBOR + 10.000%, 10.000%, due 08/01/26[6]	EUR	130,104	48,589
EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 8.000%, 8.000%, due 12/01/26[6]		269,926	6,534
			55,123

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Electric—0.0%†
Lightning Power LLC 3 mo. USD Term SOFR + 3.250%, 7.579%, due 08/18/31[6]	49,875	$50,094
NRG Energy, Inc. 3 mo. USD Term SOFR + 1.750%, 6.044%, due 04/16/31[6]	24,937	24,968
		75,062
Entertainment—0.1%
Allen Media LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 5.500%, 9.979%, due 02/10/27[6]	70,563	44,455
Scientific Games Holdings LP 3 mo. USD Term SOFR + 3.000%, 7.296%, due 04/04/29[6]	147,381	147,846
		192,301
Food—0.1%
Northeast Grocery, Inc. Term Loan B, 3 mo. USD Term SOFR + 7.500%, 12.023%, due 12/13/28[6]	164,255	164,583
Healthcare-services—0.0%†
LifePoint Health, Inc. 3 mo. USD Term SOFR + 3.500%, 7.965%, due 05/17/31[6]	24,938	24,793
Select Medical Corp. 1 mo. USD Term SOFR + 2.000%, 6.332%, due 12/03/31[6]	25,000	25,073
		49,866
Internet—0.0%†
Endure Digital, Inc. Term Loan, 1 mo. USD Term SOFR + 3.500%, 7.940%, due 02/10/28[6]	72,375	48,889
Leisure time—0.0%†
Life Time Fitness, Inc. 3 mo. USD Term SOFR + 2.500%, 6.796%, due 11/05/31[6]	50,000	50,200
Machinery-diversified—0.1%
GrafTech Finance, Inc. 0.000%, due 11/11/29[6,14,15]	22,860	23,557
3 mo. USD Term SOFR + 6.000%, 10.329%, due 11/11/29[6]	40,004	41,225
Titan Acquisition Ltd. 2024 Term Loan B, 6 mo. USD Term SOFR + 4.500%, 8.785%, due 02/15/29[6]	24,875	25,072
		89,854
Paper & forest products—0.1%
Glatfelter Corp. 3 mo. USD Term SOFR + 4.250%, 8.764%, due 11/04/31[6]	75,000	75,375
	Face amount[1]	Value
Loan assignments—(concluded)
Retail—0.0%†
MI Windows & Doors LLC 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.000%, 7.312%, due 03/28/31[6]	49,750	$50,092
Software—0.1%
Athenahealth Group, Inc. 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%, 7.312%, due 02/15/29[6]	86,920	86,947
Telecommunications—0.2%
Altice France SA 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%, 9.802%, due 08/15/28[6]	160,038	134,832
Consolidated Communications, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%, 7.926%, due 10/02/27[6]	150,000	149,104
Windstream Services LLC 1 mo. USD Term SOFR + 4.750%, 9.162%, due 10/01/31[6]	25,000	25,313
		309,249
Total loan assignments (cost—$2,245,005)		1,855,348
Non-U.S. government agency obligations—0.4%
Argentina—0.3%
Bonos Para La Reconstruccion De Una Argentina Libre 3.000%, due 05/31/26	530,000	497,977
Egypt—0.1%
Egypt Government International Bonds 8.625%, due 02/04/30[2,7]	200,000	199,250
Ukraine—0.0%†
Ukraine Government International Bonds Steps to 7.750% on 08/01/33, 3.000%, due 02/01/34[3,6]	200,000	86,300
Total non-U.S. government agency obligations (cost—$765,887)		783,527
	Number of shares
Preferred stocks—0.0%†
Machinery—0.0%†
Selecta Group BV, Class A1*,4	21,852	1,289
Selecta Group BV, Class A2*,4	43,703	2,579
		3,868
Total preferred stocks (cost—$19,205)		3,868

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[1]		Value
Warrants—0.0%†
Air Methods Corp.*,4,5		389	$0
Air Methods Corp.*,4,5		184	0
Chaparral Energy, Inc. expires 10/01/25*,4,5		9	0
Curo Group Holdings LLC expires 08/01/28*,4,5		1,440	0
Intelsat SA expires 02/17/27*,4		1	2
Linx Synthetic expires 12/31/49*,4,5	EUR	1	28,217
Total warrants (cost—$166,198)			28,219
	Number of shares
Common stocks—0.6%
Aerospace & defense—0.0%†
Evander Gold Mines Ltd.*,4,5		2,750	0
Chemicals—0.0%†
Cornerstone CS*,4,5		1,205	4,218
Consumer finance—0.0%†
Curo Group Holdings LLC*,4		824	4,223
Energy equipment & services—0.0%†
Nine Energy Service, Inc.*		750	870
Parker Drilling Co.*		877	15,347
			16,217
Financial services—0.1%
SPN*,2,4		1,482	94,107
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B		324	48,597
Health care providers & services—0.0%†
Air Methods Corp.*,4		70	3,430
Rite Aid Corp.*,5		79	2,963
			6,393
IT services—0.2%
Carnelian Point Holdings LP4,5		140	1,875
Carnelian Point Holdings LP*,4,5		9,478	126,910
Carnelian Point Holdings LP*,4,5		14,851	198,855
			327,640
			327,640
Leisure products—0.1%
Codere A1 Ordinary Shares*,4,5	EUR	2,541	65,901
Codere A2 Ordinary Shares*,4,5		634	16,443
Teide 10 S.L.*,4		5,444,137	31,062
			113,406
	Number of shares		Value
Common stocks—(concluded)
Media—0.0%†
iHeartMedia, Inc., Class A*		1,347	$2,990
Metals & mining—0.0%†
Aleris International, Inc.*,4,5,11		795	15,900
Cloud Peak Energy, Inc.*,4,5		66	0
Petra Diamonds Ltd.*	GBP	54,100	18,447
			34,347
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4		936	29,952
Pharmaceuticals—0.1%
Endo, Inc.*		3,821	100,874
Mallinckrodt PLC*,4		459	44,523
			145,397
Real estate management & development—0.0%†
ADLER Group SA*,4,5	EUR	55,882	0
Technology hardware, storage & peripherals—0.0%†
Diebold Nixdorf, Inc.*		1,418	61,385
Wireless telecommunication services—0.1%
Intelsat SA*,4		5,083	164,562
Total common stocks (cost—$1,687,636)			1,053,434
Investment companies—0.0%†
Endo GUC Trust[4,5]		25,821	0
Total investment companies (cost—$0)			0
Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 4.330%[16] (cost—$1,726,429)		1,726,429	1,726,429
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[16] (cost—$113,770)		113,770	113,770
Total investments (cost—$188,751,309)—99.1%			176,487,010
Other assets in excess of liabilities—0.9%			1,543,577
Net assets—100.0%			$178,030,587

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	31,965,698	USD	32,881,245	02/07/25	$(284,392)
SSB	GBP	3,019,914	USD	3,740,015	02/07/25	(4,320)
SSB	USD	294,826	EUR	286,288	02/07/25	2,209
SSB	USD	233,939	EUR	225,205	02/07/25	(280)
SSB	USD	11,166	GBP	9,000	02/07/25	(8)
Net unrealized appreciation (depreciation)						$(286,791)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$170,904,360	$18,055	$170,922,415
Loan assignments	—	1,855,348	—	1,855,348
Non-U.S. government agency obligations	—	783,527	—	783,527
Preferred stocks	—	3,868	—	3,868
Warrants	—	2	28,217	28,219
Common stocks	248,510	454,203	350,721	1,053,434
Investment companies	—	—	0	0
Short-term investments	—	1,726,429	—	1,726,429
Investment of cash collateral from securities loaned	—	113,770	—	113,770
Forward foreign currency contracts	—	2,209	—	2,209
Total	$248,510	$175,843,716	$396,993	$176,489,219
Liabilities
Forward foreign currency contracts	$—	$(289,000)	$—	$(289,000)
Total	$—	$(289,000)	$—	$(289,000)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE High Yield Investments

Portfolio of investments—January 31, 2025 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $108,968,168, represented 61.2% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

7  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

8  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

9  Perpetual investment. Date shown reflects the next call date.

10  Security, or portion thereof, was on loan at the period end.

11  This security is considered restricted. At period end, the value of restricted security was $27,900, represented 0.0% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 01/31/25	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.3	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Endo Luxembourg Finance SARL	04/24/24	—	0.0	0	0.0
Par Pharmaceutical, Inc.	04/24/24	—	0.0	0	0.0

12  Bond interest in default.

13  Zero coupon bond.

14  Position is unsettled. Contract rate was not determined at January 31, 2025 and does not take effect until settlement.

15  All or a portion of the loan commitment is unfunded.

16  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—97.3%
Aerospace & defense—2.0%
BAE Systems PLC	689,480	$10,463,803
Boeing Co.*	10,397	1,835,278
General Dynamics Corp.	2,672	686,651
RTX Corp.	18,321	2,362,493
		15,348,225
Air freight & logistics—0.4%
FedEx Corp.	11,810	3,128,115
Automobile components—0.7%
Aptiv PLC*	28,775	1,796,136
BorgWarner, Inc.	23,513	750,065
Magna International, Inc.	69,729	2,766,149
		5,312,350
Automobiles—0.9%
General Motors Co.	74,740	3,696,640
Harley-Davidson, Inc.	134,874	3,649,691
		7,346,331
Banks—7.8%
Bank of America Corp.	330,565	15,305,159
Citigroup, Inc.	226,207	18,420,036
Citizens Financial Group, Inc.	51,329	2,441,721
First Citizens BancShares, Inc., Class A	349	769,437
M&T Bank Corp.	73,079	14,706,418
Truist Financial Corp.	25,900	1,233,358
U.S. Bancorp	55,272	2,640,896
Wells Fargo & Co.	66,540	5,243,352
		60,760,377
Beverages—1.5%
Anheuser-Busch InBev SA, ADR	24,800	1,219,664
Keurig Dr. Pepper, Inc.	332,888	10,685,705
		11,905,369
Biotechnology—2.1%
Gilead Sciences, Inc.	170,547	16,577,168
Broadline retail—1.2%
Alibaba Group Holding Ltd., ADR	92,851	9,177,393
Building products—1.0%
Johnson Controls International PLC	104,052	8,116,056
Capital markets—7.0%
Bank of New York Mellon Corp.	197,521	16,972,980
Charles Schwab Corp.	187,132	15,479,559
Goldman Sachs Group, Inc.	1,324	847,890
Nasdaq, Inc.	68,078	5,605,542
Raymond James Financial, Inc.	76,331	12,860,247
State Street Corp.	30,105	3,059,270
		54,825,488
	Number of shares	Value
Common stocks—(continued)
Chemicals—2.5%
Axalta Coating Systems Ltd.*	319,586	$11,485,921
Olin Corp.	50,451	1,477,710
PPG Industries, Inc.	56,538	6,523,354
		19,486,985
Communications equipment—2.9%
Cisco Systems, Inc.	166,630	10,097,778
F5, Inc.*	25,600	7,609,856
Telefonaktiebolaget LM Ericsson, ADR	654,061	4,898,917
		22,606,551
Construction & engineering—0.1%
Fluor Corp.*	11,827	570,180
Construction materials—2.0%
Heidelberg Materials AG	113,201	16,023,973
Consumer finance—2.1%
American Express Co.	48,018	15,243,314
Capital One Financial Corp.	5,547	1,129,979
		16,373,293
Electric utilities—1.9%
PPL Corp.	441,570	14,836,752
Electrical equipment—1.2%
Emerson Electric Co.	70,368	9,144,322
Electronic equipment, instruments & components—1.3%
TE Connectivity PLC	70,043	10,364,263
Energy equipment & services—0.8%
Baker Hughes Co.	43,417	2,004,997
NOV, Inc.	183,304	2,648,743
Schlumberger NV	37,797	1,522,463
		6,176,203
Entertainment—0.1%
Warner Bros Discovery, Inc.*	107,310	1,120,316
Financial services—3.1%
Berkshire Hathaway, Inc., Class B*	31,471	14,749,513
Corebridge Financial, Inc.	49,963	1,686,751
Fidelity National Information Services, Inc.	32,877	2,678,489
PayPal Holdings, Inc.*	55,093	4,880,138
		23,994,891
Food products—2.0%
Conagra Brands, Inc.	37,800	978,642
Danone SA	165,558	11,589,685
Kraft Heinz Co.	107,900	3,219,736
		15,788,063
Ground transportation—0.2%
Norfolk Southern Corp.	4,800	1,225,440

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—1.2%
GE HealthCare Technologies, Inc.	35,963	$3,175,533
Medtronic PLC	43,937	3,990,358
Solventum Corp.*	11,400	844,284
Zimmer Biomet Holdings, Inc.	10,138	1,109,908
		9,120,083
Health care providers & services—8.7%
Centene Corp.*	29,219	1,870,892
Cigna Group	4,697	1,381,904
CVS Health Corp.	62,514	3,530,791
Elevance Health, Inc.	74,973	29,666,816
HCA Healthcare, Inc.	5,047	1,665,056
Henry Schein, Inc.*	180,328	14,426,240
Humana, Inc.	7,121	2,088,091
Labcorp Holdings, Inc.	3,306	825,839
UnitedHealth Group, Inc.	23,814	12,918,857
		68,374,486
Hotels, restaurants & leisure—1.9%
Aramark	355,227	13,821,883
Booking Holdings, Inc.	151	715,371
		14,537,254
Insurance—7.1%
American International Group, Inc.	237,858	17,520,620
Aon PLC, Class A	13,248	4,912,623
Everest Group Ltd.	13,446	4,672,620
Hartford Financial Services Group, Inc.	17,565	1,959,376
Marsh & McLennan Cos., Inc.	40,077	8,691,900
MetLife, Inc.	82,041	7,097,367
Progressive Corp.	44,980	11,084,871
		55,939,377
Interactive media & services—4.4%
Alphabet, Inc., Class A	94,235	19,225,825
Meta Platforms, Inc., Class A	22,124	15,247,418
		34,473,243
IT services—0.1%
Cognizant Technology Solutions Corp., Class A	9,852	813,874
Machinery—3.9%
CNH Industrial NV	129,245	1,664,676
Cummins, Inc.	7,493	2,669,381
Deere & Co.	1,700	810,152
PACCAR, Inc.	149,561	16,583,324
Snap-on, Inc.	22,010	7,816,851
Timken Co.	9,137	733,427
		30,277,811
Media—0.9%
Comcast Corp., Class A	114,799	3,864,134
Omnicom Group, Inc.[1]	7,700	668,283
Paramount Global, Class B	73,642	801,225
WPP PLC, ADR[1]	31,200	1,481,376
		6,815,018
	Number of shares	Value
Common stocks—(continued)
Metals & mining—1.1%
Rio Tinto PLC, ADR[1]	147,139	$8,888,667
Multi-utilities—1.8%
Dominion Energy, Inc.	57,700	3,207,543
Sempra	133,806	11,096,531
		14,304,074
Oil, gas & consumable fuels—6.1%
APA Corp.[1]	208,512	4,572,668
Cenovus Energy, Inc.	50,303	727,884
ConocoPhillips	107,264	10,600,901
Coterra Energy, Inc.	360,462	9,992,007
EQT Corp.	172,280	8,806,954
Marathon Petroleum Corp.	50,145	7,306,628
Murphy Oil Corp.	19,859	528,845
Ovintiv, Inc.	54,120	2,284,946
Shell PLC, ADR	49,562	3,263,658
		48,084,491
Passenger airlines—0.6%
Southwest Airlines Co.	154,472	4,743,835
Personal care products—2.2%
Kenvue, Inc.	357,865	7,618,946
Unilever PLC, ADR	174,465	10,010,801
		17,629,747
Pharmaceuticals—3.8%
GSK PLC, ADR[1]	22,864	806,413
Merck & Co., Inc.	148,211	14,646,211
Pfizer, Inc.	501,713	13,305,429
Sanofi SA, ADR	14,814	804,993
		29,563,046
Semiconductors & semiconductor equipment—2.0%
Lam Research Corp.	82,628	6,696,999
Micron Technology, Inc.	11,999	1,094,789
NXP Semiconductors NV	39,261	8,187,882
		15,979,670
Software—0.7%
Workday, Inc., Class A*	20,000	5,241,200
Specialized REITs—2.7%
Crown Castle, Inc.	104,598	9,338,509
Gaming & Leisure Properties, Inc.	247,327	11,968,154
		21,306,663
Specialty retail—1.1%
Lithia Motors, Inc.[1]	2,100	789,810
Tractor Supply Co.	144,992	7,881,765
		8,671,575
Technology hardware, storage & peripherals—1.1%
Samsung Electronics Co. Ltd.	229,792	8,287,062

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Tobacco—1.1%
Philip Morris International, Inc.	65,983	$8,590,987
Total common stocks (cost—$652,052,168)		761,850,267
Short term investments—3.1%
Investment companies—3.1%
State Street Institutional U.S. Government Money Market Fund, 4.330%[2] (cost—$24,411,041)	24,411,041	24,411,041
	Number of shares	Value
Investment of cash collateral from securities loaned—1.8%
Money market funds—1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[2] (cost—$13,613,352)	13,613,352	$13,613,352
Total investments (cost—$690,076,561)—102.2%		799,874,660
Liabilities in excess of other assets—(2.2)%		(16,903,488)
Net assets—100.0%		$782,971,172

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	CNH	8,306,214	USD	1,161,609	12/17/25	$8,010
SSB	CNH	60,515,315	USD	8,383,211	12/17/25	(21,388)
SSB	USD	997,287	CNH	7,123,742	12/17/25	(7,914)
Net unrealized appreciation (depreciation)						$(21,292)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$761,850,267	$—	$—	$761,850,267
Short-term investments	—	24,411,041	—	24,411,041
Investment of cash collateral from securities loaned	—	13,613,352	—	13,613,352
Forward foreign currency contracts	—	8,010	—	8,010
Total	$761,850,267	$38,032,403	$—	$799,882,670
Liabilities
Forward foreign currency contracts	$—	$(29,302)	$—	$(29,302)
Total	$—	$(29,302)	$—	$(29,302)

At January 31, 2025, there were no transfers in or out of Level 3.

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—94.7%
Aerospace & defense—1.1%
Axon Enterprise, Inc.*	1,982	$1,292,621
General Electric Co.	13,186	2,684,274
TransDigm Group, Inc.	3,401	4,602,709
		8,579,604
Automobiles—2.7%
Tesla, Inc.*	54,293	21,966,948
Banks—0.3%
JPMorgan Chase & Co.	7,868	2,103,116
Beverages—1.0%
Celsius Holdings, Inc.*,1	15,369	383,918
Coca-Cola Co.	116,692	7,407,608
Monster Beverage Corp.*	11,267	548,815
		8,340,341
Biotechnology—0.2%
Natera, Inc.*	7,020	1,241,979
Regeneron Pharmaceuticals, Inc.*	1,033	695,188
		1,937,167
Broadline retail—8.8%
Alibaba Group Holding Ltd., ADR	23,788	2,351,206
Amazon.com, Inc.*	280,013	66,553,490
MercadoLibre, Inc.*	1,810	3,479,164
		72,383,860
Building products—0.3%
Trane Technologies PLC	6,229	2,259,570
Capital markets—4.0%
Blackstone, Inc.	34,456	6,102,502
Goldman Sachs Group, Inc.	13,734	8,795,253
Interactive Brokers Group, Inc., Class A	768	166,994
KKR & Co., Inc.	55,463	9,266,203
MSCI, Inc.	11,897	7,099,773
Robinhood Markets, Inc., Class A*	30,167	1,567,176
		32,997,901
Communications equipment—0.5%
Arista Networks, Inc.*	37,464	4,316,977
Construction & engineering—0.3%
Quanta Services, Inc.	7,271	2,236,632
Consumer staples distribution & retail—0.9%
Walmart, Inc.	73,904	7,254,417
Diversified telecommunication services—0.5%
AT&T, Inc.	182,793	4,337,678
Electric utilities—0.5%
American Electric Power Co., Inc.	19,771	1,944,676
NextEra Energy, Inc.	25,181	1,801,952
		3,746,628
	Number of shares	Value
Common stocks—(continued)
Electrical equipment—0.4%
Eaton Corp. PLC	4,896	$1,598,250
Vertiv Holdings Co., Class A	14,887	1,742,077
		3,340,327
Electronic equipment, instruments & components—0.3%
Amphenol Corp., Class A	30,285	2,143,572
Entertainment—4.1%
Netflix, Inc.*	26,386	25,772,789
ROBLOX Corp., Class A*	7,483	531,817
Spotify Technology SA*	12,992	7,126,762
		33,431,368
Financial services—7.3%
Berkshire Hathaway, Inc., Class B*	13,594	6,371,100
Block, Inc.*	22,085	2,005,760
Mastercard, Inc., Class A	48,452	26,911,694
PayPal Holdings, Inc.*	42,412	3,756,855
Visa, Inc., Class A	61,604	21,056,247
		60,101,656
Ground transportation—0.8%
Uber Technologies, Inc.*	18,651	1,246,819
Union Pacific Corp.	22,263	5,516,549
		6,763,368
Health care equipment & supplies—2.9%
Abbott Laboratories	113,125	14,472,081
Edwards Lifesciences Corp.*	12,330	893,309
Intuitive Surgical, Inc.*	14,066	8,044,064
		23,409,454
Health care providers & services—1.5%
Cigna Group	9,109	2,679,959
McKesson Corp.	7,032	4,182,282
UnitedHealth Group, Inc.	10,201	5,533,940
		12,396,181
Hotels, restaurants & leisure—3.4%
Airbnb, Inc., Class A*	49,707	6,520,067
Booking Holdings, Inc.	587	2,780,948
Carnival Corp.*	45,528	1,259,760
Chipotle Mexican Grill, Inc.*	22,920	1,337,382
DoorDash, Inc., Class A*	29,695	5,607,307
McDonald's Corp.	18,984	5,480,681
Starbucks Corp.	41,029	4,418,002
		27,404,147
Household durables—0.9%
DR Horton, Inc.	53,985	7,660,471
Industrial conglomerates—0.7%
3M Co.	38,399	5,844,328

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—0.5%
Allstate Corp.	8,086	$1,555,180
Progressive Corp.	10,131	2,496,684
		4,051,864
Interactive media & services—10.2%
Alphabet, Inc., Class C	199,225	40,960,660
Meta Platforms, Inc., Class A	60,422	41,641,634
Reddit, Inc., Class A*	5,438	1,085,153
		83,687,447
IT services—4.4%
Accenture PLC, Class A	19,221	7,399,124
Gartner, Inc.*	5,950	3,229,838
International Business Machines Corp.	26,024	6,654,337
MongoDB, Inc.*	2,322	634,649
Shopify, Inc., Class A*	127,777	14,924,354
Snowflake, Inc., Class A*	8,857	1,607,634
Twilio, Inc., Class A*	8,872	1,300,458
		35,750,394
Life sciences tools & services—1.2%
Thermo Fisher Scientific, Inc.	16,300	9,743,325
Media—0.3%
Trade Desk, Inc., Class A*	16,950	2,011,626
Metals & mining—0.0%†
Freeport-McMoRan, Inc.	8,679	311,142
Oil, gas & consumable fuels—0.6%
Cheniere Energy, Inc.	3,878	867,315
ConocoPhillips	12,979	1,282,715
Exxon Mobil Corp.	11,562	1,235,168
Targa Resources Corp.	8,531	1,678,901
		5,064,099
Pharmaceuticals—5.2%
Eli Lilly & Co.	30,990	25,135,369
Johnson & Johnson	40,891	6,221,566
Novo Nordisk AS, ADR	20,042	1,692,547
Zoetis, Inc.	55,506	9,485,975
		42,535,457
Professional services—0.4%
Paycom Software, Inc.	17,480	3,628,149
Real estate management & development—0.4%
CoStar Group, Inc.*	40,644	3,113,330
Semiconductors & semiconductor equipment—6.7%
ASML Holding NV, Registered Shares	375	277,241
Broadcom, Inc.	55,679	12,320,092
Lam Research Corp.	24,235	1,964,247
	Number of shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
NVIDIA Corp.	300,565	$36,088,840
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,677	3,909,470
		54,559,890
Software—15.4%
Adobe, Inc.*	17,109	7,484,332
AppLovin Corp., Class A*	18,822	6,956,423
Fair Isaac Corp.*	1,139	2,133,985
HubSpot, Inc.*	3,896	3,037,049
Intuit, Inc.	6,639	3,993,425
Microsoft Corp.	131,425	54,549,260
Oracle Corp.	88,384	15,030,583
Palo Alto Networks, Inc.*	14,280	2,633,518
Salesforce, Inc.	18,936	6,470,431
ServiceNow, Inc.*	16,195	16,492,664
Synopsys, Inc.*	2,732	1,435,611
Workday, Inc., Class A*	22,728	5,956,100
		126,173,381
Specialty retail—0.7%
AutoZone, Inc.*	1,102	3,691,931
Home Depot, Inc.	5,772	2,377,949
		6,069,880
Technology hardware, storage & peripherals—4.5%
Apple, Inc.	155,079	36,598,644
Tobacco—0.6%
Philip Morris International, Inc.	40,403	5,260,471
Trading companies & distributors—0.2%
WW Grainger, Inc.	1,891	2,009,509
Total common stocks (cost—$546,157,949)		775,524,319
Short term investments—5.9%
Investment companies—5.9%
State Street Institutional U.S. Government Money Market Fund, 4.330%[2] (cost—$48,496,189)	48,496,189	48,496,189
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[2] (cost—$383,402)	383,402	383,402
Total investments (cost—$595,037,540)—100.7%		824,403,910
Liabilities in excess of other assets—(0.7)%		(5,490,538)
Net assets—100.0%		$818,913,372

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$775,524,319	$—	$—	$775,524,319
Short-term investments	—	48,496,189	—	48,496,189
Investment of cash collateral from securities loaned	—	383,402	—	383,402
Total	$775,524,319	$48,879,591	$—	$824,403,910

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—99.3%
Aerospace & defense—0.5%
Textron, Inc.	17,590	$1,345,811
Automobile components—3.1%
Gentex Corp.	57,040	1,478,477
Goodyear Tire & Rubber Co.*,1	133,300	1,182,371
LCI Industries	20,348	2,132,267
Lear Corp.	29,784	2,802,376
Visteon Corp.*	11,620	976,777
		8,572,268
Automobiles—1.0%
Thor Industries, Inc.[1]	28,185	2,898,545
Banks—7.4%
Atlantic Union Bankshares Corp.[1]	33,450	1,263,407
Bank of Hawaii Corp.[1]	18,786	1,399,745
Bank OZK	30,000	1,523,700
Columbia Banking System, Inc.	77,632	2,165,933
First Horizon Corp.	103,000	2,254,670
First Interstate BancSystem, Inc., Class A	34,900	1,149,955
Flagstar Financial, Inc.[1]	129,000	1,526,070
Glacier Bancorp, Inc.[1]	30,500	1,514,935
Independent Bank Corp.	19,450	1,306,262
Prosperity Bancshares, Inc.	21,720	1,737,600
SouthState Corp.	16,150	1,705,278
Valley National Bancorp	159,000	1,634,520
Veritex Holdings, Inc.	49,450	1,325,260
		20,507,335
Beverages—0.4%
National Beverage Corp.	29,683	1,248,170
Biotechnology—0.5%
United Therapeutics Corp.*	4,230	1,485,449
Building products—3.7%
Armstrong World Industries, Inc.	12,292	1,856,215
Builders FirstSource, Inc.*	7,150	1,196,052
Lennox International, Inc.	3,334	1,975,128
Owens Corning	8,000	1,476,400
Resideo Technologies, Inc.*	91,426	2,058,914
Zurn Elkay Water Solutions Corp.	43,344	1,709,487
		10,272,196
Capital markets—3.0%
Artisan Partners Asset Management, Inc., Class A1	27,150	1,213,334
Houlihan Lokey, Inc.	9,059	1,646,201
Invesco Ltd.	97,526	1,875,425
Janus Henderson Group PLC	19,998	898,510
LPL Financial Holdings, Inc.	7,352	2,697,375
		8,330,845
Chemicals—3.6%
Avient Corp.	22,500	965,250
Axalta Coating Systems Ltd.*	38,800	1,394,472
Chemours Co.	126,712	2,406,261
HB Fuller Co.	26,239	1,656,468
Ingevity Corp.*	27,250	1,235,787
	Number of shares	Value
Common stocks—(continued)
Chemicals—(concluded)
Olin Corp.	40,638	$1,190,287
Scotts Miracle-Gro Co.	16,029	1,137,418
		9,985,943
Commercial services & supplies—0.8%
Brink's Co.	12,200	1,138,626
Clean Harbors, Inc.*	5,240	1,220,920
		2,359,546
Communications equipment—0.7%
Ciena Corp.*	15,216	1,325,922
Juniper Networks, Inc.	14,962	521,576
		1,847,498
Consumer finance—0.2%
Navient Corp.[1]	48,972	669,447
Consumer staples distribution & retail—2.2%
BJ's Wholesale Club Holdings, Inc.*	31,065	3,076,988
Casey's General Stores, Inc.	3,150	1,328,576
Performance Food Group Co.*	18,335	1,655,834
		6,061,398
Containers & packaging—0.9%
Berry Global Group, Inc.	21,519	1,461,571
Sealed Air Corp.	26,570	925,433
		2,387,004
Diversified consumer services—0.1%
ADT, Inc.	20,685	158,861
Diversified REITs—0.6%
WP Carey, Inc.	29,745	1,663,043
Diversified telecommunication services—1.1%
Iridium Communications, Inc.[1]	49,600	1,426,000
Liberty Global Ltd., Class A*	71,489	822,838
Sunrise Communications AG, Class A*	14,297	710,990
		2,959,828
Electric utilities—1.1%
Evergy, Inc.	24,000	1,540,080
Pinnacle West Capital Corp.	17,000	1,478,320
		3,018,400
Electrical equipment—0.4%
Sensata Technologies Holding PLC	43,050	1,169,238
Electronic equipment, instruments & components—3.8%
Arrow Electronics, Inc.*	11,364	1,324,474
Belden, Inc.	8,280	964,372
Flex Ltd.*	29,450	1,226,592
IPG Photonics Corp.*	17,361	1,273,082
Jabil, Inc.	11,090	1,801,127
TD SYNNEX Corp.	11,415	1,626,752
Zebra Technologies Corp., Class A*	5,754	2,255,223
		10,471,622

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—2.1%
Cactus, Inc., Class A1	20,950	$1,250,925
Helmerich & Payne, Inc.	71,736	2,266,140
Noble Corp. PLC	16,000	512,800
Patterson-UTI Energy, Inc.	227,604	1,836,764
		5,866,629
Entertainment—0.9%
Cinemark Holdings, Inc.*,1	19,703	564,097
Liberty Media Corp.-Liberty Formula One, Class C*	12,794	1,224,386
Lions Gate Entertainment Corp., Class B*	99,800	700,596
		2,489,079
Financial services—1.7%
Essent Group Ltd.	20,400	1,188,300
Jack Henry & Associates, Inc.	11,070	1,927,176
Voya Financial, Inc.	14,800	1,050,652
Walker & Dunlop, Inc.[1]	4,736	454,988
		4,621,116
Food products—0.4%
Post Holdings, Inc.*	9,780	1,038,245
Gas utilities—2.1%
National Fuel Gas Co.	22,667	1,587,370
UGI Corp.[1]	136,554	4,196,304
		5,783,674
Ground transportation—2.2%
Knight-Swift Transportation Holdings, Inc.	27,950	1,595,665
Landstar System, Inc.	9,493	1,563,117
Ryder System, Inc.	8,050	1,283,251
Saia, Inc.*,1	3,250	1,560,358
		6,002,391
Health care equipment & supplies—1.3%
Envista Holdings Corp.*	37,410	767,653
Globus Medical, Inc., Class A*	16,603	1,539,430
LivaNova PLC*	25,616	1,279,520
		3,586,603
Health care providers & services—1.6%
CorVel Corp.*	14,897	1,725,817
Encompass Health Corp.	13,540	1,344,116
Tenet Healthcare Corp.*	9,150	1,289,144
		4,359,077
Hotel & resort REITs—0.4%
Host Hotels & Resorts, Inc.	64,600	1,079,466
Hotels, restaurants & leisure—3.3%
Bloomin' Brands, Inc.[1]	58,300	732,248
Caesars Entertainment, Inc.*	79,126	2,852,492
Churchill Downs, Inc.	7,924	979,248
Marriott Vacations Worldwide Corp.	17,800	1,544,506
Norwegian Cruise Line Holdings Ltd.*	58,900	1,669,815
Wynn Resorts Ltd.	17,850	1,550,273
		9,328,582
	Number of shares	Value
Common stocks—(continued)
Household durables—2.5%
Mohawk Industries, Inc.*	22,009	$2,691,701
Newell Brands, Inc.	301,763	3,005,559
TopBuild Corp.*	3,975	1,362,153
		7,059,413
Household products—0.8%
Reynolds Consumer Products, Inc.	24,135	666,368
WD-40 Co.	6,835	1,605,883
		2,272,251
Industrial REITs—0.7%
First Industrial Realty Trust, Inc.	38,000	2,028,820
Insurance—4.2%
American Financial Group, Inc.	7,775	1,061,754
Assurant, Inc.	5,667	1,219,482
Brighthouse Financial, Inc.*	24,250	1,496,468
First American Financial Corp.	53,791	3,400,667
Lincoln National Corp.	31,164	1,095,726
Unum Group	19,000	1,448,750
W.R. Berkley Corp.	33,764	1,986,336
		11,709,183
IT services—1.1%
Amdocs Ltd.	36,268	3,198,475
Leisure products—0.8%
Brunswick Corp.[1]	13,400	903,696
Polaris, Inc.	29,682	1,415,831
		2,319,527
Machinery—6.6%
Chart Industries, Inc.*,1	7,200	1,523,448
Graco, Inc.	21,892	1,842,650
ITT, Inc.	12,000	1,812,240
JBT Marel Corp.	8,993	1,196,069
Kadant, Inc.[1]	5,006	1,866,737
Oshkosh Corp.	11,575	1,347,330
Pentair PLC	16,000	1,658,880
RBC Bearings, Inc.*	7,407	2,583,191
Terex Corp.[1]	19,374	931,696
Timken Co.	15,900	1,276,293
Toro Co.	27,479	2,288,176
		18,326,710
Marine transportation—0.5%
Kirby Corp.*	12,055	1,315,803
Metals & mining—3.4%
Alcoa Corp.	109,637	3,872,379
ATI, Inc.*	23,400	1,335,906
Cleveland-Cliffs, Inc.*	132,900	1,360,896
Commercial Metals Co.	28,600	1,386,814
Reliance, Inc.	5,055	1,463,422
		9,419,417

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Mortgage real estate investment—1.1%
AGNC Investment Corp.[1]	150,801	$1,503,486
Annaly Capital Management, Inc.	78,000	1,591,980
		3,095,466
Office REITs—1.0%
Highwoods Properties, Inc.	44,500	1,325,655
Kilroy Realty Corp.	38,035	1,484,126
		2,809,781
Oil, gas & consumable fuels—3.3%
Antero Resources Corp.*	37,850	1,412,562
California Resources Corp.[1]	42,418	2,086,965
Civitas Resources, Inc.	18,400	933,984
Core Natural Resources, Inc.[1]	11,250	1,016,325
Ovintiv, Inc.	21,050	888,731
PBF Energy, Inc., Class A	28,145	823,523
Permian Resources Corp.	69,900	1,024,035
Uranium Energy Corp.*,1	151,000	1,066,060
		9,252,185
Paper & forest products—0.0%†
Magnera Corp.*	5,945	110,934
Passenger airlines—1.2%
Alaska Air Group, Inc.*	23,270	1,704,527
SkyWest, Inc.*	12,750	1,541,730
		3,246,257
Personal care products—0.4%
Coty, Inc., Class A*	145,000	1,062,850
Pharmaceuticals—1.7%
Jazz Pharmaceuticals PLC*	22,805	2,836,258
Perrigo Co. PLC	38,650	962,772
Prestige Consumer Healthcare, Inc.*	14,060	1,079,386
		4,878,416
Professional services—7.4%
Alight, Inc., Class A	262,399	1,797,433
Broadridge Financial Solutions, Inc.	10,403	2,478,203
CACI International, Inc., Class A*	7,305	2,821,629
Genpact Ltd.	37,833	1,842,089
Jacobs Solutions, Inc.	8,530	1,195,309
Kelly Services, Inc., Class A	63,445	893,306
Korn Ferry[1]	38,271	2,706,908
ManpowerGroup, Inc.	50,216	3,024,008
Robert Half, Inc.[1]	19,250	1,247,207
TransUnion	27,433	2,722,725
		20,728,817
Real estate management & development—0.6%
Cushman & Wakefield PLC*	113,000	1,558,270
Residential REITs—0.7%
Camden Property Trust	16,520	1,878,489
	Number of shares	Value
Common stocks—(concluded)
Retail REITs—0.6%
Federal Realty Investment Trust	15,350	$1,667,470
Semiconductors & semiconductor equipment—2.5%
Diodes, Inc.*,1	14,800	872,904
Ichor Holdings Ltd.*	38,671	1,061,906
Kulicke & Soffa Industries, Inc.[1]	23,600	1,046,660
MKS Instruments, Inc.	10,444	1,183,096
Synaptics, Inc.*	15,600	1,324,440
Teradyne, Inc.	13,091	1,515,807
		7,004,813
Software—0.4%
Dolby Laboratories, Inc., Class A	13,841	1,158,907
Specialized REITs—1.3%
Gaming & Leisure Properties, Inc.	40,050	1,938,020
Lamar Advertising Co., Class A	12,960	1,638,403
		3,576,423
Specialty retail—1.8%
American Eagle Outfitters, Inc.	61,914	999,292
Sally Beauty Holdings, Inc.*	98,800	1,073,956
Victoria's Secret & Co.*	79,867	2,903,964
		4,977,212
Textiles, apparel & luxury goods—2.8%
Capri Holdings Ltd.*,1	164,781	4,083,273
Carter's, Inc.	10,956	590,747
PVH Corp.	27,171	2,434,522
Steven Madden Ltd.[1]	18,043	740,665
		7,849,207
Trading companies & distributors—0.8%
WESCO International, Inc.	12,667	2,343,395
Total common stocks (cost—$246,554,386)		276,415,800
Short term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 4.300%[2] (cost—$2,048,371)	2,048,371	2,048,371
Investment of cash collateral from securities loaned—6.2%
Money market funds—6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[2] (cost—$17,181,783)	17,181,783	17,181,783
Total investments (cost—$265,784,540)—106.2%		295,645,954
Liabilities in excess of other assets—(6.2)%		(17,306,878)
Net assets—100.0%		$278,339,076

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$276,415,800	$—	$—	$276,415,800
Short-term investments	—	2,048,371	—	2,048,371
Investment of cash collateral from securities loaned	—	17,181,783	—	17,181,783
Total	$276,415,800	$19,230,154	$—	$295,645,954

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—99.4%
Aerospace & defense—0.5%
Axon Enterprise, Inc.*	1,578	$1,029,140
Embraer SA, ADR*	3,680	150,770
Loar Holdings, Inc.*	2,463	195,759
		1,375,669
Automobile components—0.2%
Modine Manufacturing Co.*	5,353	543,062
Banks—0.5%
Live Oak Bancshares, Inc.	9,599	340,669
Popular, Inc.	3,594	369,966
Wintrust Financial Corp.	5,280	690,677
		1,401,312
Beverages—0.3%
Boston Beer Co., Inc., Class A*	2,262	567,015
Zevia PBC, Class A*,1	51,078	202,780
		769,795
Biotechnology—6.2%
ACADIA Pharmaceuticals, Inc.*	21,676	404,475
ADMA Biologics, Inc.*	105,444	1,702,921
Aduro Biotech, Inc.*,2,3	9,389	0
Akebia Therapeutics, Inc.*	36,441	81,628
Alector, Inc.*	42,113	69,908
Anika Therapeutics, Inc.*	3,413	58,226
Arcellx, Inc.*,1	5,474	372,944
Arcturus Therapeutics Holdings, Inc.*,1	3,095	52,522
Arcus Biosciences, Inc.*	34,256	441,902
ARS Pharmaceuticals, Inc.*	24,882	323,964
BioCryst Pharmaceuticals, Inc.*	44,856	354,362
Biomea Fusion, Inc.*,1	6,379	26,664
Blueprint Medicines Corp.*	15,641	1,760,082
Cardiff Oncology, Inc.*	6,300	25,389
CareDx, Inc.*	48,973	1,141,071
Catalyst Pharmaceuticals, Inc.*	47,629	1,074,510
CytomX Therapeutics, Inc.*	45,356	38,553
Exelixis, Inc.*	57,365	1,901,650
Foghorn Therapeutics, Inc.*	2,543	10,655
Gossamer Bio, Inc.*	75,773	75,288
Insmed, Inc.*,1	11,440	876,075
Ironwood Pharmaceuticals, Inc.*	37,500	87,750
Kura Oncology, Inc.*	51,341	406,107
MacroGenics, Inc.*	7,754	23,262
MannKind Corp.*	83,430	483,060
Mersana Therapeutics, Inc.*,1	23,900	14,553
Mirum Pharmaceuticals, Inc.*	7,714	377,060
Natera, Inc.*	3,421	605,243
Neurocrine Biosciences, Inc.*	11,677	1,772,802
PTC Therapeutics, Inc.*	21,807	1,000,505
Rigel Pharmaceuticals, Inc.*	11,967	259,086
Summit Therapeutics, Inc.*,1	9,257	199,025
Tango Therapeutics, Inc.*,1	6,000	17,880
TScan Therapeutics, Inc.*,1	2,900	7,453
Tyra Biosciences, Inc.*,1	15,741	227,615
Vaxcyte, Inc.*	3,582	316,362
	Number of shares	Value
Common stocks—(continued)
Biotechnology—(concluded)
Xencor, Inc.*	26,250	$479,850
		17,070,402
Broadline retail—0.0%†
Etsy, Inc.*	583	32,012
Groupon, Inc.*,1	5,434	56,894
		88,906
Building products—2.5%
AZEK Co., Inc.*	32,478	1,663,848
CSW Industrials, Inc.	3,649	1,203,477
Insteel Industries, Inc.	2,540	72,872
Lennox International, Inc.	916	542,657
Simpson Manufacturing Co., Inc.	9,216	1,548,288
Trex Co., Inc.*,1	25,957	1,890,448
		6,921,590
Capital markets—1.3%
Marex Group PLC	21,264	758,912
Perella Weinberg Partners	24,099	622,236
Piper Sandler Cos.	3,535	1,121,090
StoneX Group, Inc.*	1,562	171,070
TPG, Inc.	15,720	1,057,170
		3,730,478
Chemicals—0.2%
Orion SA	24,857	346,755
Perimeter Solutions, Inc.*	10,697	133,713
		480,468
Commercial services & supplies—2.1%
ACV Auctions, Inc., Class A*	96,181	2,035,190
CECO Environmental Corp.*,1	13,503	382,405
RB Global, Inc.	29,176	2,610,668
Tetra Tech, Inc.	8,142	299,626
VSE Corp.[1]	3,619	370,405
		5,698,294
Communications equipment—0.8%
Calix, Inc.*	13,285	527,149
Ciena Corp.*	2,280	198,679
Extreme Networks, Inc.*	41,061	649,174
Lumentum Holdings, Inc.*,1	10,593	901,041
		2,276,043
Construction & engineering—3.4%
Argan, Inc.	5,621	768,953
Comfort Systems USA, Inc.	89	38,871
Construction Partners, Inc., Class A*	2,620	210,648
Dycom Industries, Inc.*	3,320	628,011
Everus Construction Group, Inc.*	6,468	445,063
Fluor Corp.*	31,496	1,518,422
Limbach Holdings, Inc.*	10,860	1,004,333
MYR Group, Inc.*	8,543	1,209,433
Primoris Services Corp.	4,812	369,417
Sterling Infrastructure, Inc.*	9,034	1,286,622

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction & engineering—(concluded)
WillScot Holdings Corp.*	52,114	$1,931,345
		9,411,118
Construction materials—0.1%
Knife River Corp.*	3,920	406,034
Consumer finance—1.1%
Ally Financial, Inc.	32,309	1,259,082
LendingTree, Inc.*	16,151	725,664
NerdWallet, Inc., Class A*	18,995	271,249
PROG Holdings, Inc.	13,690	585,247
Regional Management Corp.	2,648	94,772
		2,936,014
Consumer staples distribution & retail—0.2%
Guardian Pharmacy Services, Inc., Class A*	10,275	234,373
Sprouts Farmers Market, Inc.*	2,146	339,797
		574,170
Containers & packaging—0.1%
Ardagh Metal Packaging SA1	101,080	279,992
Diversified consumer services—4.2%
Adtalem Global Education, Inc.*	7,087	759,230
Carriage Services, Inc.	6,117	250,491
Duolingo, Inc.*	5,211	1,896,752
Grand Canyon Education, Inc.*	32,245	5,663,512
Lincoln Educational Services Corp.*	46,643	761,214
Strategic Education, Inc.	5,596	549,695
Stride, Inc.*	10,513	1,418,204
Udemy, Inc.*	48,513	362,877
		11,661,975
Diversified telecommunication services—0.1%
Bandwidth, Inc., Class A*	19,394	344,631
Electric utilities—0.7%
NRG Energy, Inc.	20,413	2,091,108
Electrical equipment—0.1%
Allient, Inc.	1,523	38,395
Bloom Energy Corp., Class A*,1	11,653	274,778
		313,173
Electronic equipment, instruments & components—1.5%
Celestica, Inc.*,1	1,757	216,937
Climb Global Solutions, Inc.	870	110,255
Cognex Corp.	39,187	1,563,561
Coherent Corp.*	6,166	557,961
Napco Security Technologies, Inc.	16,408	602,174
PAR Technology Corp.*	3,010	218,496
Powerfleet, Inc. NJ*,1	149,297	882,345
		4,151,729
Energy equipment & services—0.7%
Kodiak Gas Services, Inc.	19,242	900,141
Natural Gas Services Group, Inc.*	12,583	329,297
NPK International, Inc.*	64,895	449,073
	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—(concluded)
Weatherford International PLC	4,802	$302,286
		1,980,797
Entertainment—0.7%
Eventbrite, Inc., Class A*	84,979	269,383
Madison Square Garden Entertainment Corp.*	13,813	501,964
Roku, Inc.*	13,618	1,127,026
		1,898,373
Financial services—1.7%
AvidXchange Holdings, Inc.*	128,811	1,365,397
International Money Express, Inc.*	10,012	189,327
NCR Atleos Corp.*	17,941	571,600
Payoneer Global, Inc.*	142,400	1,509,440
PennyMac Financial Services, Inc.	7,846	821,398
Priority Technology Holdings, Inc.*	22,574	214,453
Sezzle, Inc.*	753	176,209
		4,847,824
Food products—2.8%
Calavo Growers, Inc.	11,367	260,191
Freshpet, Inc.*	35,230	5,635,038
Mama's Creations, Inc.*,1	112,373	865,272
Pilgrim's Pride Corp.*	15,626	727,234
WK Kellogg Co.[1]	17,064	283,092
		7,770,827
Ground transportation—2.1%
ArcBest Corp.	5,935	567,445
Lyft, Inc., Class A*	94,937	1,285,447
RXO, Inc.*	11,382	291,948
Saia, Inc.*	3,501	1,680,865
U-Haul Holding Co.*,1	4,717	343,728
XPO, Inc.*	11,565	1,545,894
		5,715,327
Health care equipment & supplies—5.0%
Accuray, Inc.*	28,056	62,565
Artivion, Inc.*	19,947	617,559
AtriCure, Inc.*	28,430	1,133,504
Axogen, Inc.*	21,491	391,351
Bioventus, Inc., Class A*	6,400	68,352
Butterfly Network, Inc.*,1	128,377	512,224
CVRx, Inc.*,1	15,036	240,275
Embecta Corp.	5,883	105,482
Glaukos Corp.*	15,843	2,478,479
Inogen, Inc.*	11,105	129,817
Inspire Medical Systems, Inc.*	14,811	2,865,929
iRadimed Corp.	6,397	378,766
KORU Medical Systems, Inc.*	47,481	208,442
LENSAR, Inc.*	5,606	62,227
Masimo Corp.*	3,410	594,124
Myomo, Inc.*	22,392	135,024
Neogen Corp.*,1	43,288	496,081
OrthoPediatrics Corp.*,1	20,724	497,376
Penumbra, Inc.*	2,763	737,638

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Pulmonx Corp.*,1	10,300	$58,504
Sensus Healthcare, Inc.*	4,853	39,964
SI-BONE, Inc.*	12,911	216,388
Sight Sciences, Inc.*	3,554	9,951
Tandem Diabetes Care, Inc.*	37,692	1,396,866
UFP Technologies, Inc.*	1,389	381,503
		13,818,391
Health care providers & services—5.7%
Astrana Health, Inc.*	8,360	308,233
Aveanna Healthcare Holdings, Inc.*	12,302	56,589
Castle Biosciences, Inc.*	3,140	88,768
Chemed Corp.	3,945	2,217,090
Ensign Group, Inc.	25,184	3,517,197
GeneDx Holdings Corp.*	18,034	1,349,845
Option Care Health, Inc.*	48,574	1,501,908
PACS Group, Inc.*	19,491	283,204
Pennant Group, Inc.*	51,490	1,362,940
Privia Health Group, Inc.*,1	130,549	2,983,045
RadNet, Inc.*	10,672	698,696
U.S. Physical Therapy, Inc.	15,157	1,344,578
		15,712,093
Health care technology—2.2%
Certara, Inc.*	60,628	862,736
Doximity, Inc., Class A*	59,988	3,545,291
GoodRx Holdings, Inc., Class A*,1	55,178	263,199
OptimizeRx Corp.*,1	10,074	55,911
Phreesia, Inc.*	47,485	1,351,423
		6,078,560
Hotels, restaurants & leisure—2.6%
Brinker International, Inc.*	10,083	1,834,804
Genius Sports Ltd.*	78,259	691,027
Life Time Group Holdings, Inc.*	7,115	206,264
Lindblad Expeditions Holdings, Inc.*	14,921	189,795
Rush Street Interactive, Inc.*	117,125	1,707,683
Shake Shack, Inc., Class A*	2,134	252,089
Wingstop, Inc.	5,639	1,679,858
Wynn Resorts Ltd.	6,586	571,994
		7,133,514
Household durables—1.9%
Cavco Industries, Inc.*	3,700	1,881,968
Champion Homes, Inc.*	16,037	1,480,696
Green Brick Partners, Inc.*	5,776	349,275
SharkNinja, Inc.*	5,152	576,045
Sonos, Inc.*	77,580	1,069,828
		5,357,812
Insurance—3.3%
Crawford & Co., Class A	1,158	13,908
Everest Group Ltd.	1,535	533,428
Goosehead Insurance, Inc., Class A	15,391	1,649,453
Kinsale Capital Group, Inc.	9,875	4,364,158
Oscar Health, Inc., Class A*	32,783	544,198
Palomar Holdings, Inc.*	2,897	312,499
	Number of shares	Value
Common stocks—(continued)
Insurance—(concluded)
RLI Corp.	7,224	$529,880
Ryan Specialty Holdings, Inc.	1,007	67,046
Skyward Specialty Insurance Group, Inc.*	23,274	1,030,573
Trupanion, Inc.*	460	21,822
Universal Insurance Holdings, Inc.	8,100	156,654
		9,223,619
Interactive media & services—0.5%
EverQuote, Inc., Class A*	5,015	101,303
MediaAlpha, Inc., Class A*	26,263	299,135
TripAdvisor, Inc.*	8,950	157,162
Yelp, Inc.*	12,273	490,184
ZipRecruiter, Inc., Class A*	41,549	285,857
		1,333,641
IT services—3.1%
BigCommerce Holdings, Inc.*,1	20,641	125,704
Couchbase, Inc.*	15,575	276,300
DigitalOcean Holdings, Inc.*,1	26,149	1,084,660
EPAM Systems, Inc.*	609	154,662
Globant SA*,1	20,412	4,354,288
Grid Dynamics Holdings, Inc.*	76,143	1,720,070
Okta, Inc.*	3,231	304,425
Wix.com Ltd.*	2,221	530,575
		8,550,684
Leisure products—0.1%
Latham Group, Inc.*,1	36,771	268,428
Life sciences tools & services—3.2%
BioLife Solutions, Inc.*	15,016	410,012
Codexis, Inc.*	66,004	276,557
Fortrea Holdings, Inc.*	14,470	243,241
Inotiv, Inc.*	41,260	176,593
Medpace Holdings, Inc.*	10,869	3,794,911
Repligen Corp.*	16,217	2,695,427
Stevanato Group SpA[1]	53,860	1,207,003
		8,803,744
Machinery—3.1%
Atmus Filtration Technologies, Inc.	13,862	579,709
Hillman Solutions Corp.*	161,456	1,614,560
Hyster-Yale, Inc.	5,487	293,116
Kadant, Inc.[1]	9,091	3,390,034
Kornit Digital Ltd.*	59,879	1,738,886
Mayville Engineering Co., Inc.*,1	7,781	123,329
REV Group, Inc.	16,819	583,619
Shyft Group, Inc.	19,417	233,198
		8,556,451
Media—0.4%
Cardlytics, Inc.*,1	8,473	25,927
Integral Ad Science Holding Corp.*	36,004	378,402
Magnite, Inc.*	15,654	269,249
PubMatic, Inc., Class A*	30,296	458,076
		1,131,654

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining—0.4%
Alpha Metallurgical Resources, Inc.*	1,402	$256,804
Carpenter Technology Corp.	2,732	527,440
Century Aluminum Co.*	16,346	298,805
		1,083,049
Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.[1]	1,500	15,330
Oil, gas & consumable fuels—0.7%
CVR Energy, Inc.	21,623	409,756
Magnolia Oil & Gas Corp., Class A	36,580	866,946
Range Resources Corp.	4,091	151,531
W&T Offshore, Inc.[1]	57,800	90,168
World Kinect Corp.	13,676	386,620
		1,905,021
Paper & forest products—0.9%
Louisiana-Pacific Corp.	10,724	1,254,386
Sylvamo Corp.	15,014	1,202,622
		2,457,008
Personal care products—0.2%
Beauty Health Co.*,1	87,842	146,696
Herbalife Ltd.*	29,576	161,485
Honest Co., Inc.*	20,944	134,251
		442,432
Pharmaceuticals—1.7%
Arvinas, Inc.*	6,415	112,968
Biote Corp., Class A*,1	5,500	27,995
Corcept Therapeutics, Inc.*	45,959	3,075,576
Eton Pharmaceuticals, Inc.*	10,698	189,141
Ligand Pharmaceuticals, Inc.*	7,231	842,773
Neumora Therapeutics, Inc.*	87,521	168,915
Pacira BioSciences, Inc.*	3,566	93,893
Phibro Animal Health Corp., Class A	10,100	220,281
Terns Pharmaceuticals, Inc.*	3,200	14,272
		4,745,814
Professional services—4.8%
Barrett Business Services, Inc.	8,708	377,318
CRA International, Inc.	2,291	420,582
Exponent, Inc.	17,901	1,640,985
Insperity, Inc.	12,053	904,096
KBR, Inc.	20,773	1,130,467
Kforce, Inc.	7,491	417,473
Legalzoom.com, Inc.*	91,779	825,093
Paycor HCM, Inc.*	115,798	2,562,610
Paylocity Holding Corp.*	17,371	3,570,088
TaskUS, Inc., Class A*	9,154	150,583
TriNet Group, Inc.	13,032	1,217,058
Willdan Group, Inc.*	4,595	162,410
		13,378,763
Real estate management & development—1.0%
Compass, Inc., Class A*	137,274	995,236
Cushman & Wakefield PLC*	54,278	748,494
	Number of shares	Value
Common stocks—(continued)
Real estate management & development—(concluded)
eXp World Holdings, Inc.[1]	16,541	$188,237
Real Brokerage, Inc.*	56,404	288,788
Redfin Corp.*,1	68,137	545,096
		2,765,851
Semiconductors & semiconductor equipment—2.1%
Alpha & Omega Semiconductor Ltd.*	6,669	256,223
Ambarella, Inc.*	9,875	757,610
Credo Technology Group Holding Ltd.*	5,152	360,743
MaxLinear, Inc.*	11,466	204,783
Power Integrations, Inc.	26,197	1,632,597
Semtech Corp.*	17,600	1,178,496
Silicon Laboratories, Inc.*	7,182	973,807
SiTime Corp.*	1,885	384,917
		5,749,176
Software—18.4%
A10 Networks, Inc.	25,270	495,545
Alarm.com Holdings, Inc.*	33,854	2,053,922
Alkami Technology, Inc.*	67,931	2,363,319
Amplitude, Inc., Class A*	17,443	212,456
Appfolio, Inc., Class A*	1,013	236,951
Arteris, Inc.*	8,290	88,040
Asana, Inc., Class A*	36,477	778,419
AudioEye, Inc.*,1	8,245	156,160
AvePoint, Inc.*	72,035	1,352,817
BlackLine, Inc.*	37,534	2,396,546
Blend Labs, Inc., Class A*	136,270	524,639
Box, Inc., Class A*	39,179	1,308,187
CCC Intelligent Solutions Holdings, Inc.*	197,336	2,192,403
Cellebrite DI Ltd.*	25,840	621,194
Confluent, Inc., Class A*	16,918	502,126
CyberArk Software Ltd.*	2,663	987,920
Descartes Systems Group, Inc.*	30,995	3,590,151
Domo, Inc., Class B*,1	29,478	249,679
DoubleVerify Holdings, Inc.*	79,106	1,630,375
Dropbox, Inc., Class A*	50,298	1,617,081
Elastic NV*	2,175	244,862
Five9, Inc.*	15,801	647,683
Guidewire Software, Inc.*	17,204	3,634,689
Jamf Holding Corp.*	76,767	1,159,949
Kaltura, Inc.*,1	5,354	13,492
Life360, Inc.*	1,800	82,296
Manhattan Associates, Inc.*	8,819	1,839,555
Meridianlink, Inc.*	15,958	307,192
Nutanix, Inc., Class A*	27,346	1,880,448
Onestream, Inc.*	28,389	845,424
Ooma, Inc.*	12,777	183,605
Pegasystems, Inc.	6,454	698,904
Procore Technologies, Inc.*	24,750	1,969,110
PROS Holdings, Inc.*	45,331	1,070,718
Red Violet, Inc.[1]	10,478	381,399
SEMrush Holdings, Inc., Class A*	14,809	258,269
SentinelOne, Inc., Class A*	14,215	340,449
Silvaco Group, Inc.*,1	1,100	9,515
SimilarWeb Ltd.*	72,840	1,180,736

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(concluded)
SPS Commerce, Inc.*	23,110	$4,267,955
Teradata Corp.*	21,491	685,778
Weave Communications, Inc.*	26,363	430,244
Workiva, Inc.*	39,651	3,894,521
Yext, Inc.*	40,905	269,155
Zeta Global Holdings Corp., Class A*	69,673	1,278,500
		50,932,378
Specialty retail—2.4%
Carvana Co.*	2,457	608,058
Dick's Sporting Goods, Inc.	2,469	592,684
Five Below, Inc.*	28,178	2,642,533
Floor & Decor Holdings, Inc., Class A*	19,352	1,937,135
Genesco, Inc.*	4,728	196,921
RH*	1,027	430,426
ThredUp, Inc., Class A*	2,900	6,351
Upbound Group, Inc.	7,862	230,671
		6,644,779
Technology hardware, storage & peripherals—0.3%
CompoSecure, Inc., Class A	9,369	149,342
CPI Card Group, Inc.*	2,088	60,072
Pure Storage, Inc., Class A*	7,367	499,409
		708,823
Textiles, apparel & luxury goods—0.2%
Superior Group of Cos., Inc.	3,741	56,452
Wolverine World Wide, Inc.	22,216	496,083
		552,535
	Number of shares	Value
Common stocks—(concluded)
Trading companies & distributors—1.1%
FTAI Aviation Ltd.	6,138	$617,053
Herc Holdings, Inc.	6,935	1,414,463
Karat Packaging, Inc.	3,408	105,341
Transcat, Inc.*,1	12,865	990,862
		3,127,719
Total common stocks (cost—$232,844,214)		275,216,380
Short term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 4.330%[4] (cost—$1,967,590)	1,967,590	1,967,590
Investment of cash collateral from securities loaned—5.9%
Money market funds—5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[4] (cost—$16,264,360)	16,264,360	16,264,360
Total investments (cost—$251,076,164)—106.0%		293,448,330
Liabilities in excess of other assets—(6.0)%		(16,637,039)
Net assets—100.0%		$276,811,291

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$275,216,380	$—	$0	$275,216,380
Short-term investments	—	1,967,590	—	1,967,590
Investment of cash collateral from securities loaned	—	16,264,360	—	16,264,360
Total	$275,216,380	$18,231,950	$0	$293,448,330

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—112.0%
Australia—4.7%
Aurizon Holdings Ltd.	1,654,757	$3,348,931
BHP Group Ltd.[1]	90,157	2,214,227
CAR Group Ltd.	83,624	2,083,860
Cochlear Ltd.	5,150	1,013,631
Computershare Ltd.	214,522	4,663,289
Glencore PLC*,1	147,674	638,017
Goodman Group[1]	47,297	1,054,730
GPT Group	140,706	399,443
Northern Star Resources Ltd.	393,480	4,164,482
Qantas Airways Ltd.*	290,775	1,685,001
REA Group Ltd.[2]	4,233	649,250
Rio Tinto PLC[1]	47,705	2,872,885
Transurban Group[1]	369,545	3,043,970
Wesfarmers Ltd.	32,438	1,527,972
WiseTech Global Ltd.	23,193	1,755,773
Woolworths Group Ltd.[1]	45,685	858,947
		31,974,408
Austria—0.7%
ANDRITZ AG	55,645	3,150,660
Erste Group Bank AG	28,197	1,733,519
		4,884,179
Belgium—0.1%
Warehouses De Pauw CVA[2]	21,011	451,316
Brazil—0.0%†
Yara International ASA	11,780	352,616
Canada—2.4%
Brookfield Renewable Corp.[2]	142,134	3,793,557
Constellation Software, Inc.	2,188	7,155,611
Fairfax Financial Holdings Ltd.	3,802	5,117,625
		16,066,793
China—3.1%
Alibaba Group Holding Ltd., ADR	27,569	2,724,920
BeiGene Ltd., ADR*	20,779	4,675,067
BOC Hong Kong Holdings Ltd.	748,500	2,433,174
KE Holdings, Inc., ADR	196,942	3,432,699
Prosus NV2	141,496	5,404,798
SITC International Holdings Co. Ltd.	339,000	806,203
Wuxi Biologics Cayman, Inc.*,3	728,118	1,742,904
		21,219,765
Denmark—3.7%
Carlsberg AS, Class B1	5,011	524,858
Coloplast AS, Class B	37,542	4,323,620
Danske Bank AS	9,456	282,333
Genmab AS*	32,611	6,409,919
Novo Nordisk AS, ADR	55,171	4,659,191
Novo Nordisk AS, Class B1	95,471	8,060,101
Vestas Wind Systems AS*	72,710	1,000,099
		25,260,121
	Number of shares	Value
Common stocks—(continued)
Finland—1.5%
Nokia OYJ[1]	178,584	$842,103
Nordea Bank Abp	421,747	5,016,281
Orion OYJ, Class B2	34,657	1,880,779
Wartsila OYJ Abp[2]	130,815	2,471,120
		10,210,283
France—8.0%
Air Liquide SA1	5,072	885,986
Airbus SE1,2	16,762	2,899,347
AXA SA1	18,299	694,212
Bouygues SA	173,515	5,515,413
Bureau Veritas SA	33,122	1,035,117
Capgemini SE	2,813	511,168
Carrefour SA	136,593	1,946,093
Cie de Saint-Gobain SA1	3,571	334,865
Covivio SA2	8,106	430,779
Credit Agricole SA	77,753	1,170,524
Dassault Systemes SE	26,295	1,026,605
Eiffage SA	11,537	1,030,680
Hermes International SCA[1]	1,018	2,863,287
Ipsen SA	2,986	368,596
Kering SA2	13,878	3,633,098
Klepierre SA	18,737	557,825
Legrand SA1	790	80,543
L'Oreal SA1	9,607	3,564,506
LVMH Moet Hennessy Louis Vuitton SE1	997	729,210
Pernod Ricard SA	43,112	4,923,790
Publicis Groupe SA1	8,586	913,138
Safran SA1	27,288	6,764,593
SEB SA	4,131	393,023
Societe Generale SA	9,451	305,929
Teleperformance SE2	6,374	596,872
Thales SA	18,879	3,056,042
TotalEnergies SE1	12,497	723,978
Vinci SA	68,976	7,464,091
		54,419,310
Germany—8.1%
adidas AG1	3,734	984,506
Allianz SE, Registered Shares[1]	24,693	8,051,557
BASF SE1	16,774	808,133
Commerzbank AG	28,253	545,539
Continental AG1	81,714	5,807,669
Deutsche Post AG	147,766	5,319,991
Deutsche Telekom AG, Registered Shares[1]	154,503	5,183,415
E.ON SE1	15,421	182,659
Evonik Industries AG	349,749	6,567,540
Fresenius Medical Care AG	29,982	1,489,350
GEA Group AG	14,454	762,840
Hannover Rueck SE	5,590	1,472,902
Knorr-Bremse AG	4,279	338,210
LEG Immobilien SE	23,397	1,928,101
Nemetschek SE	15,809	1,888,876
Puma SE	12,890	404,491
Rational AG	1,647	1,463,569
Rheinmetall AG1	2,539	1,985,077

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(concluded)
SAP SE1	16,613	$4,578,113
Talanx AG	23,175	1,968,503
Vonovia SE1	92,810	2,839,355
		54,570,396
Hong Kong—2.4%
AIA Group Ltd.[1]	823,000	5,785,808
Hong Kong Exchanges & Clearing Ltd.[1]	79,542	3,113,247
Jardine Matheson Holdings Ltd.	89,400	3,601,078
WH Group Ltd.[3]	4,993,689	3,895,550
		16,395,683
India—1.4%
HDFC Bank Ltd., ADR	75,434	4,574,318
Tata Consultancy Services Ltd.	99,176	4,692,862
		9,267,180
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk. PT	12,381,837	3,197,328
Ireland—0.1%
Kingspan Group PLC	10,477	726,807
Israel—1.9%
Bank Hapoalim BM	342,483	4,393,608
Bank Leumi Le-Israel BM	382,151	4,782,588
Israel Discount Bank Ltd., Class A	481,425	3,519,839
Wix.com Ltd.*	131	31,294
		12,727,329
Italy—6.5%
Amplifon SpA[2]	5,141	137,387
Banco BPM SpA[2]	161,519	1,419,784
BPER Banca SpA	82,712	563,450
Coca-Cola HBC AG2	90,945	3,157,097
Enel SpA	1,005,943	7,149,929
Eni SpA	129,225	1,819,286
Ferrari NV1	10,684	4,583,807
FinecoBank Banca Fineco SpA	209,813	3,983,331
Intesa Sanpaolo SpA	1,274,229	5,515,285
Moncler SpA[1,2]	2,323	147,053
Prysmian SpA[2]	841	58,499
Recordati Industria Chimica e Farmaceutica SpA[2]	25,228	1,532,957
Ryanair Holdings PLC	79,814	3,726,516
Snam SpA[2]	1,377,153	6,368,581
UniCredit SpA	79,738	3,661,829
		43,824,791
Japan—25.1%
Asahi Kasei Corp.	99,900	678,484
Asics Corp.[1]	53,000	1,181,377
Astellas Pharma, Inc.	179,600	1,741,046
Brother Industries Ltd.	83,400	1,469,504
Canon, Inc.[1]	87,100	2,807,139
Daifuku Co. Ltd.[2]	35,900	736,824
Dai-ichi Life Holdings, Inc.	47,600	1,299,727
Daiichi Sankyo Co. Ltd.	44,900	1,251,830
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Daito Trust Construction Co. Ltd.[1]	15,600	$1,671,580
Dentsu Group, Inc.[2]	21,300	493,457
Disco Corp.	2,300	665,673
FANUC Corp.[1,2]	164,849	4,911,153
Fast Retailing Co. Ltd.[1]	16,500	5,434,392
Fuji Electric Co. Ltd.	17,400	829,022
FUJIFILM Holdings Corp.[2]	282,900	6,232,597
Fujitsu Ltd.	375,400	7,260,145
Hitachi Ltd.[1]	259,800	6,531,481
Honda Motor Co. Ltd.	358,300	3,391,362
Hoya Corp.[1]	11,900	1,598,002
Inpex Corp.[1]	86,500	1,032,295
Isuzu Motors Ltd.[1]	150,300	2,020,690
ITOCHU Corp.[1]	11,800	543,320
Japan Tobacco, Inc.[1]	47,000	1,197,364
Kao Corp.	45,800	1,816,077
Kawasaki Kisen Kaisha Ltd.[1,2]	145,400	1,839,996
KDDI Corp.[1]	262,600	8,748,779
Keyence Corp.[1]	14,387	6,196,606
Komatsu Ltd.[1]	8,700	262,420
Konami Group Corp.	18,500	1,702,981
Kyocera Corp.	154,900	1,607,830
Lasertec Corp.[2]	16,800	1,747,258
LY Corp.	406,900	1,188,525
Makita Corp.	62,900	1,860,108
Minebea Mitsumi, Inc.[2]	212,900	3,416,766
Mitsubishi Electric Corp.[2]	227,800	3,733,862
Mitsubishi Heavy Industries Ltd.	48,200	705,419
Mitsubishi UFJ Financial Group, Inc.[1]	215,100	2,720,239
MonotaRO Co. Ltd.[2]	22,800	392,812
MS&AD Insurance Group Holdings, Inc.	64,000	1,326,969
Murata Manufacturing Co. Ltd.[1]	114,100	1,792,602
Nexon Co. Ltd.[2]	55,500	720,998
NIDEC Corp.[2]	164,300	2,837,713
Nippon Telegraph & Telephone Corp.	3,656,400	3,599,545
Nippon Yusen KK1,2	55,000	1,726,094
Nitto Denko Corp.	135,000	2,394,790
Obayashi Corp.	22,100	296,806
ORIX Corp.[1]	10,000	211,228
Otsuka Corp.	66,500	1,499,223
Pan Pacific International Holdings Corp.	69,200	1,926,620
Panasonic Holdings Corp.	408,300	4,166,178
Recruit Holdings Co. Ltd.[1]	101,544	7,086,976
SCREEN Holdings Co. Ltd.	17,400	1,212,473
SCSK Corp.	56,400	1,248,756
Secom Co. Ltd.[2]	120,600	4,058,326
Sekisui House Ltd.[1,2]	24,600	565,381
Shimadzu Corp.	3,400	98,630
Shin-Etsu Chemical Co. Ltd.[1]	15,200	471,234
SoftBank Corp.[1]	12,000	15,435
Sompo Holdings, Inc.	52,800	1,472,383
Sony Group Corp.[1]	355,300	7,841,237
Sumitomo Corp.[1]	3,900	84,553
Sumitomo Metal Mining Co. Ltd.[2]	57,200	1,306,224
Sumitomo Mitsui Financial Group, Inc.[1]	135,700	3,344,068
Sumitomo Mitsui Trust Group, Inc.	56,200	1,413,166

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
Suzuki Motor Corp.[1,2]	451,964	$5,408,288
Sysmex Corp.[1]	25,700	491,265
T&D Holdings, Inc.	61,400	1,168,124
TDK Corp.	29,000	350,532
Tokio Marine Holdings, Inc.	92,700	3,057,556
Tokyo Electron Ltd.[1]	20,800	3,508,624
Toray Industries, Inc.[1]	212,400	1,473,838
Toyota Industries Corp.	53,000	4,422,162
Trend Micro, Inc.	33,700	1,996,396
Yokogawa Electric Corp.	86,300	1,894,381
		169,406,916
Jordan—0.2%
Hikma Pharmaceuticals PLC	39,870	1,130,294
Luxembourg—0.1%
Eurofins Scientific SE2	8,280	444,224
Macau—0.5%
Galaxy Entertainment Group Ltd.	578,000	2,515,207
Sands China Ltd.*	301,600	725,050
		3,240,257
Netherlands—3.9%
Adyen NV*,2,3	4,382	7,073,061
ASM International NV	4,636	2,689,731
ASML Holding NV1	4,761	3,522,012
ASML Holding NV, Registered Shares	6,135	4,535,667
BE Semiconductor Industries NV2	3,104	395,857
Koninklijke Ahold Delhaize NV	53,141	1,883,816
Koninklijke Philips NV*,1	236,915	6,529,913
		26,630,057
Norway—1.7%
Aker BP ASA[1]	26,713	557,565
DNB Bank ASA	223,997	4,757,849
Equinor ASA[1]	3,473	83,643
Gjensidige Forsikring ASA	12,293	252,069
Kongsberg Gruppen ASA	12,624	1,498,507
Norsk Hydro ASA	262,473	1,548,054
Telenor ASA	213,419	2,609,107
		11,306,794
Poland—0.1%
InPost SA*	42,653	697,783
Singapore—5.8%
CapitaLand Ascendas REIT	276,200	523,633
DBS Group Holdings Ltd.	333,269	10,908,535
Grab Holdings Ltd., Class A*	19,753	90,469
Oversea-Chinese Banking Corp. Ltd.	231,000	2,946,353
Sea Ltd., ADR*,1	37,777	4,600,861
Singapore Exchange Ltd.	301,700	2,714,536
Singapore Technologies Engineering Ltd.	562,500	1,996,442
Singapore Telecommunications Ltd.	1,938,000	4,735,235
United Overseas Bank Ltd.	380,298	10,454,255
		38,970,319
	Number of shares	Value
Common stocks—(continued)
South Africa—0.2%
Anglo American PLC	37,168	$1,088,323
Spain—2.8%
ACS Actividades de Construccion y Servicios SA2	28,607	1,456,502
Amadeus IT Group SA1	25,814	1,889,005
Banco Bilbao Vizcaya Argentaria SA	151,112	1,720,404
Banco Santander SA	1,557,366	7,980,728
CaixaBank SA2	92,132	557,708
Endesa SA1	92,760	2,053,550
Industria de Diseno Textil SA1	57,791	3,136,932
		18,794,829
Sweden—2.2%
AddTech AB, Class B2	6,448	188,205
Alfa Laval AB	41,424	1,846,541
Assa Abloy AB, Class B	156,024	4,779,999
Atlas Copco AB, Class A1	190,588	3,183,917
Epiroc AB, Class A2	2,118	40,362
Sagax AB, Class B1,2	60,070	1,322,039
Volvo AB, Class B	134,721	3,712,022
		15,073,085
Switzerland—2.3%
ABB Ltd., Registered Shares[1]	83,945	4,571,005
Cie Financiere Richemont SA, Class A1	9,389	1,815,068
Lonza Group AG, Registered Shares	950	602,387
Partners Group Holding AG1	305	463,340
Schindler Holding AG	1,173	338,948
SGS SA, Registered Shares	11,715	1,137,977
Sika AG, Registered Shares[1]	7,132	1,811,270
Temenos AG, Registered Shares[2]	39,158	3,329,866
Zurich Insurance Group AG1	2,961	1,794,261
		15,864,122
Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,898	4,793,009
United Kingdom—11.4%
Admiral Group PLC	8,390	280,314
Associated British Foods PLC[1]	153,921	3,611,687
AstraZeneca PLC[1]	41,602	5,839,904
BAE Systems PLC	233,013	3,522,277
British American Tobacco PLC[1]	178,892	7,097,707
CK Hutchison Holdings Ltd.	904,500	4,554,782
Compass Group PLC[1]	76,235	2,626,629
DCC PLC	20,063	1,383,386
Halma PLC[1]	44,626	1,671,747
HSBC Holdings PLC	440,429	4,599,892
Imperial Brands PLC[1]	130,981	4,417,680
InterContinental Hotels Group PLC[1]	12,869	1,715,969
Kingfisher PLC	904,404	2,747,602
Land Securities Group PLC	202,318	1,459,099
Lloyds Banking Group PLC	11,343,870	8,721,895
Marks & Spencer Group PLC[1]	684,854	2,837,078
Next PLC	4,201	516,343
RELX PLC[1]	46,979	2,332,809

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
Rolls-Royce Holdings PLC*	164,376	$1,225,611
SSE PLC[2]	342,209	6,893,976
Unilever PLC[1]	4,896	280,428
United Utilities Group PLC[1]	99,825	1,261,301
Vodafone Group PLC	2,154,945	1,835,894
WPP PLC[2]	564,237	5,363,719
		76,797,729
United States—9.9%
Atlassian Corp., Class A*	19,888	6,101,241
BP PLC	773,310	4,000,559
Experian PLC[1]	22,850	1,125,582
GSK PLC	408,793	7,121,001
James Hardie Industries PLC, CDI*,1	29,491	991,224
Nestle SA, Registered Shares[1,2]	104,100	8,842,319
Novartis AG, Registered Shares[1]	87,856	9,196,481
Roche Holding AG1	19,812	6,228,332
Sanofi SA	60,026	6,523,748
Shell PLC[1]	266,465	8,749,306
Swiss Re AG	5,232	798,755
Waste Connections, Inc.	38,715	7,114,656
		66,793,204
Total common stocks (cost—$645,825,960)		756,579,250
	Number of warrants
Warrant—0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost—$0)	$2,948	0
Rights—0.0%†
Spain—0.0%†
ACS Actividades de Construccion y Servicios SA*,2 (cost—$13,507)	28,607	14,126
	Number of shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 4.330%[6] (cost—$4,954,267)	4,954,267	4,954,267
Investment of cash collateral from securities loaned—7.5%
Money market funds—7.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[6] (cost—$50,708,647)	50,708,647	50,708,647
Total investments before investments sold short (cost—$701,502,381)—120.2%		812,256,290
	Number of shares	Value
Investments sold short—(13.3)%
Common stocks—(12.9)%
Australia—(1.1)%
ANZ Group Holdings Ltd.	(27,811)	$(525,171)
APA Group	(366,358)	(1,545,017)
BlueScope Steel Ltd.	(155,553)	(2,031,255)
Mineral Resources Ltd.	(3,510)	(74,881)
Mirvac Group	(190,260)	(230,162)
Pro Medicus Ltd.	(2,224)	(380,606)
Suncorp Group Ltd.	(41,666)	(534,201)
Treasury Wine Estates Ltd.	(10,262)	(68,078)
Washington H Soul Pattinson & Co. Ltd.	(85,845)	(1,811,295)
		(7,200,666)
Belgium—(0.4)%
D'ieteren Group	(3,757)	(630,188)
Sofina SA	(2,382)	(593,706)
Syensqo SA	(10,828)	(853,178)
UCB SA	(1,659)	(322,764)
		(2,399,836)
China—(0.0)%†
Wilmar International Ltd.	(65,000)	(148,594)
Denmark—(0.9)%
Coloplast AS, Class B	(2,315)	(266,613)
DSV AS	(16,147)	(3,216,711)
Zealand Pharma AS	(23,079)	(2,345,204)
		(5,828,528)
Finland—(0.0)%†
Neste OYJ	(20,994)	(266,021)
France—(0.4)%
Cie Generale des Etablissements Michelin SCA	(36,885)	(1,282,750)
Eurazeo SE	(4,091)	(337,725)
Kering SA	(2,040)	(534,048)
Sartorius Stedim Biotech	(2,312)	(533,098)
		(2,687,621)
Germany—(0.0)%†
Carl Zeiss Meditec AG	(5,209)	(317,328)
Hong Kong—(0.9)%
CK Asset Holdings Ltd.	(225,000)	(940,146)
CK Infrastructure Holdings Ltd.	(106,500)	(725,247)
Henderson Land Development Co. Ltd.	(24,000)	(66,563)
HKT Trust & HKT Ltd.	(150,000)	(184,491)
Hongkong Land Holdings Ltd.	(396,000)	(1,723,162)
Prudential PLC	(32,516)	(270,596)
Sino Land Co. Ltd.	(1,565,136)	(1,501,011)
Swire Pacific Ltd., Class A	(85,500)	(742,541)
		(6,153,757)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(976,700)

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Italy—(0.5)%
Davide Campari-Milano NV	(36,419)	$(210,105)
Eni SpA	(126,149)	(1,775,980)
Snam SpA	(125,027)	(578,182)
Telecom Italia SpA	(2,131,169)	(584,978)
		(3,149,245)
Japan—(3.7)%
Aeon Co. Ltd.	(47,700)	(1,155,639)
AGC, Inc.	(1,300)	(37,556)
Central Japan Railway Co.	(3,200)	(59,350)
East Japan Railway Co.	(10,000)	(178,033)
FUJIFILM Holdings Corp.	(94,300)	(2,077,532)
Hankyu Hanshin Holdings, Inc.	(5,300)	(134,856)
Hikari Tsushin, Inc.	(6,200)	(1,416,255)
Hitachi Construction Machinery Co. Ltd.	(37,800)	(905,110)
Idemitsu Kosan Co. Ltd.	(158,200)	(1,055,852)
Japan Exchange Group, Inc.	(59,400)	(627,632)
JFE Holdings, Inc.	(6,200)	(71,700)
Kansai Electric Power Co., Inc.	(40,900)	(451,241)
Kyocera Corp.	(88,300)	(916,536)
MatsukiyoCocokara & Co.	(16,400)	(242,738)
McDonald's Holdings Co. Japan Ltd.	(14,700)	(554,303)
MEIJI Holdings Co. Ltd.	(30,300)	(609,864)
Nippon Steel Corp.	(71,300)	(1,480,115)
Nissan Motor Co. Ltd.	(372,600)	(1,019,592)
Nissin Foods Holdings Co. Ltd.	(2,500)	(55,900)
Omron Corp.	(12,400)	(409,071)
Renesas Electronics Corp.	(70,400)	(942,971)
Resona Holdings, Inc.	(50,400)	(374,091)
Ricoh Co. Ltd.	(32,900)	(377,308)
Shiseido Co. Ltd.	(26,300)	(441,666)
SMC Corp.	(2,800)	(1,059,481)
SoftBank Group Corp.	(9,400)	(574,638)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,118,968)
Taisei Corp.	(30,600)	(1,283,747)
Tokyo Gas Co. Ltd.	(55,000)	(1,555,883)
Tokyu Corp.	(2,800)	(31,954)
TOPPAN Holdings, Inc.	(24,800)	(696,061)
TOTO Ltd.	(22,000)	(537,751)
Toyota Industries Corp.	(8,600)	(717,558)
Yakult Honsha Co. Ltd.	(76,500)	(1,397,172)
Yaskawa Electric Corp.	(24,800)	(720,025)
		(25,288,149)
New Zealand—(0.2)%
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(669,327)
Mercury NZ Ltd.	(178,607)	(635,003)
		(1,304,330)
Norway—(0.0)%†
Salmar ASA	(3,839)	(202,963)
Portugal—(0.1)%
Galp Energia SGPS SA	(10,494)	(175,629)
Jeronimo Martins SGPS SA	(17,108)	(337,215)
		(512,844)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
Singapore—(0.3)%
Keppel Ltd.	(374,000)	$(1,857,916)
Spain—(0.3)%
Acciona SA	(975)	(109,852)
EDP Renovaveis SA	(47,137)	(441,011)
Redeia Corp. SA	(79,816)	(1,342,594)
		(1,893,457)
Sweden—(1.3)%
EQT AB	(63,719)	(2,080,460)
H & M Hennes & Mauritz AB, Class B	(25,590)	(340,930)
Investor AB, Class B	(119,929)	(3,415,124)
Nibe Industrier AB, Class B	(157,508)	(631,051)
Svenska Cellulosa AB SCA, Class B	(144,604)	(1,991,533)
		(8,459,098)
Switzerland—(0.7)%
Clariant AG, Registered Shares	(77,754)	(875,203)
Kuehne & Nagel International AG, Registered Shares	(542)	(123,160)
Swatch Group AG	(10,269)	(1,902,443)
Swiss Life Holding AG, Registered Shares	(2,096)	(1,711,258)
		(4,612,064)
United Kingdom—(1.6)%
Ashtead Group PLC	(2,656)	(173,097)
Barratt Redrow PLC	(130,411)	(730,525)
Croda International PLC	(14,183)	(584,185)
Diageo PLC	(933)	(27,794)
Entain PLC	(101,311)	(879,674)
JD Sports Fashion PLC	(426,621)	(471,416)
Kingfisher PLC	(145,974)	(443,473)
Melrose Industries PLC	(48,895)	(369,016)
National Grid PLC	(2,754)	(33,409)
Pearson PLC	(81,733)	(1,356,013)
Rentokil Initial PLC	(271,431)	(1,329,346)
Schroders PLC	(181,528)	(792,733)
Segro PLC	(52,746)	(466,357)
Severn Trent PLC	(44,994)	(1,405,221)
Smith & Nephew PLC	(81,042)	(1,027,704)
WPP PLC	(99,092)	(941,983)
		(11,031,946)
United States—(0.4)%
Haleon PLC	(272,140)	(1,268,502)
Stellantis NV	(88,587)	(1,182,804)
Tenaris SA	(24,835)	(469,361)
		(2,920,667)
Total common stocks (cost—$(87,844,893))		(87,211,730)

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(concluded)
Preferred stocks—(0.4)%
Porsche Automobil Holding SE	(37,084)	$(1,465,591)
Sartorius AG	(4,252)	(1,227,006)
Total preferred stocks (cost—$(2,829,345))		(2,692,597)
Total investments sold short (proceeds—$(90,674,238))		(89,904,327)
Total investments (cost—$610,828,143)—106.9%		722,351,963
Liabilities in excess of other assets—(6.9)%		(46,458,916)
Net assets—100.0%		$675,893,047

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Rights	$14,126	$—	$—	$14,126
Common stocks	67,126,701	689,452,549	—	756,579,250
Warrant	—	—	0	0
Short-term investments	—	4,954,267	—	4,954,267
Investment of cash collateral from securities loaned	—	50,708,647	—	50,708,647
Total	$67,140,827	$745,115,463	$0	$812,256,290
Liabilities
Investments sold short
Common stocks	$—	$(87,211,730)	$—	$(87,211,730)
Preferred stocks	—	(2,692,597)	—	(2,692,597)
Total	$—	$(89,904,327)	$—	$(89,904,327)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at the period end.

PACE International Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

Portfolio footnotes—(concluded)

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,711,515, represented 1.9% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.9%
Argentina—0.2%
Grupo Financiero Galicia SA, ADR*	8,489	$572,838
YPF SA, ADR*	5,019	198,100
		770,938
Brazil—8.7%
Ambev SA	653,900	1,241,997
Atacadao SA	702,800	744,404
B3 SA—Brasil Bolsa Balcao	711,300	1,361,974
Banco Bradesco SA, ADR[1]	1,642,950	3,466,624
Banco Bradesco SA	398,420	751,292
Banco BTG Pactual SA	212,600	1,184,860
Banco do Brasil SA	481,400	2,280,123
Itau Unibanco Holding SA, ADR	358,301	2,078,146
Localiza Rent a Car SA	192,400	1,016,314
Lojas Renner SA	386,540	902,845
MercadoLibre, Inc.*	2,164	4,159,619
NU Holdings Ltd., Class A*	91,748	1,214,744
Petroleo Brasileiro SA, ADR	346,143	4,918,692
Raia Drogasil SA	867,744	3,131,513
Sendas Distribuidora SA	717,900	827,961
Vale SA	215,700	1,999,379
WEG SA	359,100	3,382,049
		34,662,536
China—30.1%
Alibaba Group Holding Ltd.	537,839	6,597,391
Alibaba Group Holding Ltd., ADR	20,007	1,977,492
ANTA Sports Products Ltd.	176,800	1,881,017
Beijing New Building Materials PLC, Class A	628,400	2,714,931
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,004,550	1,703,940
Budweiser Brewing Co. APAC Ltd.[2]	2,017,100	1,846,690
BYD Co. Ltd., Class A	52,300	1,985,459
China Hongqiao Group Ltd.	871,000	1,464,255
China International Capital Corp. Ltd., Class H2	1,047,383	1,743,606
China Jushi Co. Ltd., Class A	1,379,156	2,153,211
China Mengniu Dairy Co. Ltd.	431,000	863,981
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	600,001	810,677
China Overseas Land & Investment Ltd.	2,225,887	3,547,651
China Resources Land Ltd.	307,049	934,656
Contemporary Amperex Technology Co. Ltd., Class A	137,720	4,910,322
Country Garden Services Holdings Co. Ltd.	1,454,152	948,123
Fuyao Glass Industry Group Co. Ltd., Class A	309,900	2,551,893
Gree Electric Appliances, Inc. of Zhuhai, Class A	850,800	5,277,256
Hengli Petrochemical Co. Ltd., Class A	1,206,030	2,493,173
Huaming Power Equipment Co. Ltd., Class A	622,767	1,442,995
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	2,836,377
Kuaishou Technology*,2	578,807	3,167,598
Li Auto, Inc., ADR*,1	76,073	1,781,630
Li Auto, Inc., Class A*	144,551	1,701,354
Li Ning Co. Ltd.	874,500	1,808,394
Longfor Group Holdings Ltd.[2]	2,282,500	2,901,263
	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Meituan, Class B*,2	206,500	$3,930,222
NARI Technology Co. Ltd., Class A	372,600	1,187,151
NetEase, Inc.	211,784	4,353,259
PICC Property & Casualty Co. Ltd., Class H	1,010,000	1,640,977
Ping An Insurance Group Co. of China Ltd., Class H	620,000	3,491,024
Ping An Insurance Group Co. of China Ltd., Class A	582,000	4,097,749
SITC International Holdings Co. Ltd.	508,132	1,208,430
Sunny Optical Technology Group Co. Ltd.	236,266	2,126,502
Tencent Holdings Ltd.	324,611	17,079,467
Tencent Music Entertainment Group	74,896	897,254
Tongwei Co. Ltd., Class A	664,799	1,870,194
Trip.com Group Ltd., ADR*	42,702	2,996,399
Trip.com Group Ltd.*	80,950	5,685,449
Xiaomi Corp., Class B*,2	546,800	2,740,592
Yum China Holdings, Inc.	43,982	2,034,168
Zijin Mining Group Co. Ltd., Class H	970,000	1,833,723
		119,217,895
Congo—0.8%
Ivanhoe Mines Ltd., Class A*	288,973	3,103,773
Ghana—0.1%
Kosmos Energy Ltd.*	112,351	357,276
Greece—1.0%
Eurobank Ergasias Services & Holdings SA	409,485	1,024,829
National Bank of Greece SA	159,722	1,384,084
Piraeus Financial Holdings SA	338,290	1,530,577
		3,939,490
Hong Kong—2.1%
AIA Group Ltd.	356,000	2,502,731
Melco Resorts & Entertainment Ltd., ADR*	255,546	1,510,277
Sino Biopharmaceutical Ltd.	2,556,144	929,234
WH Group Ltd.[2]	4,491,683	3,503,938
		8,446,180
Hungary—0.4%
OTP Bank Nyrt	24,853	1,537,640
India—12.1%
360 ONE WAM Ltd.	27,179	315,266
Bharti Airtel Ltd.	52,003	972,690
Britannia Industries Ltd.	31,305	1,851,857
DLF Ltd.	138,456	1,184,921
GMR Airports Ltd.*	903,522	752,821
HDFC Bank Ltd.	243,309	4,762,375
HDFC Bank Ltd., ADR	43,979	2,666,887
Hindalco Industries Ltd.	156,978	1,072,176
ICICI Bank Ltd.	354,192	5,097,014
Indian Oil Corp. Ltd.	257,677	380,559
Infosys Ltd.	84,653	1,841,991
InterGlobe Aviation Ltd.*,2	67,684	3,361,129
Kotak Mahindra Bank Ltd.	116,482	2,547,477

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
India—(concluded)
Macrotech Developers Ltd.[2]	205,715	$2,847,782
Mahindra & Mahindra Ltd.	63,472	2,181,418
Manappuram Finance Ltd.	352,778	794,554
Marico Ltd.	281,618	2,176,497
Nestle India Ltd.	56,276	1,501,208
Pidilite Industries Ltd.	54,056	1,790,009
Polycab India Ltd.	32,615	2,264,642
Reliance Industries Ltd.	157,620	2,293,822
SBI Life Insurance Co. Ltd.[2]	40,941	699,290
Supreme Industries Ltd.	32,457	1,481,268
Tata Consultancy Services Ltd.	66,366	3,140,341
		47,977,994
Indonesia—1.9%
Bank Central Asia Tbk. PT	6,319,300	3,650,531
Bank Mandiri Persero Tbk. PT	7,464,792	2,742,731
Bank Rakyat Indonesia Persero Tbk. PT	3,858,200	996,292
		7,389,554
Luxembourg—0.7%
Zabka Group SA*	456,279	2,614,160
Macau—1.2%
Galaxy Entertainment Group Ltd.	491,000	2,136,620
Sands China Ltd.*	1,065,600	2,561,715
		4,698,335
Mexico—1.8%
Cemex SAB de CV, ADR	303,267	1,798,373
Grupo Financiero Banorte SAB de CV, Class O	367,200	2,537,547
Wal-Mart de Mexico SAB de CV	1,108,900	2,874,728
		7,210,648
Peru—1.4%
Credicorp Ltd.	29,742	5,445,760
Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia—0.5%
Saudi Arabian Oil Co.[2]	247,925	1,834,603
Singapore—1.1%
Grab Holdings Ltd., Class A*	264,381	1,210,865
Sea Ltd., ADR*	24,781	3,018,078
		4,228,943
South Africa—5.6%
Absa Group Ltd.	231,447	2,295,833
Capitec Bank Holdings Ltd.	21,363	3,401,395
Clicks Group Ltd.[1]	94,457	1,817,572
FirstRand Ltd.	539,391	2,194,513
Gold Fields Ltd., ADR	145,020	2,455,188
Impala Platinum Holdings Ltd.*	113,150	621,043
MTN Group Ltd.	1,164,969	7,145,906
	Number of shares	Value
Common stocks—(continued)
South Africa—(concluded)
Naspers Ltd., Class N	6,662	$1,404,550
Standard Bank Group Ltd.	77,303	901,148
		22,237,148
South Korea—8.4%
DB Insurance Co. Ltd.	16,781	1,116,555
Hana Financial Group, Inc.	56,754	2,349,078
Hyundai Mobis Co. Ltd.	15,311	2,762,956
KB Financial Group, Inc.	83,369	5,223,176
Kia Corp.	19,363	1,351,108
LG Energy Solution Ltd.*	3,898	938,423
NAVER Corp.*	12,883	1,907,805
Samsung Biologics Co. Ltd.*,2	3,586	2,652,191
Samsung Electro-Mechanics Co. Ltd.	45	4,122
Samsung Electronics Co. Ltd.	206,755	7,383,990
SK Hynix, Inc.	52,421	7,057,418
WONIK IPS Co. Ltd.*	46,203	709,354
		33,456,176
Taiwan—15.0%
Accton Technology Corp.	86,000	1,974,852
Advantech Co. Ltd.	133,000	1,522,657
Alchip Technologies Ltd.	8,000	744,238
ASPEED Technology, Inc.	18,000	1,898,450
Chailease Holding Co. Ltd.	418,445	1,460,087
Chroma ATE, Inc.	73,000	822,073
Delta Electronics, Inc.	242,000	3,153,269
Elite Material Co. Ltd.	55,000	1,009,578
Lotes Co. Ltd.	27,000	1,521,254
MediaTek, Inc.	173,469	7,512,426
Sinbon Electronics Co. Ltd.	144,000	1,145,393
Taiwan Semiconductor Manufacturing Co. Ltd.	578,475	19,305,495
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,645	9,554,411
Unimicron Technology Corp.	252,000	1,050,796
Voltronic Power Technology Corp.	32,000	1,806,149
Yageo Corp.	227,753	3,696,384
Zhen Ding Technology Holding Ltd.	312,000	1,117,549
		59,295,061
Thailand—1.9%
Central Pattana PCL	618,200	968,229
CP ALL PCL	775,600	1,194,047
Kasikornbank PCL	598,300	2,844,479
SCB X PCL	733,100	2,716,462
		7,723,217
Turkey—1.4%
Akbank TAS	1,089,646	1,969,381
BIM Birlesik Magazalar AS	136,816	2,098,937
Haci Omer Sabanci Holding AS	537,220	1,496,311
		5,564,629
United Arab Emirates—0.5%
Aldar Properties PJSC	917,631	1,909,164

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—0.3%
Anglogold Ashanti PLC	42,851	$1,294,529
United States—0.6%
Las Vegas Sands Corp.	50,108	2,296,450
Vietnam—0.6%
Hoa Phat Group JSC*	1,604,088	1,691,307
Masan Group Corp.*	173,900	470,110
Vincom Retail JSC*	472,620	310,592
		2,472,009
Zambia—0.5%
First Quantum Minerals Ltd.*	147,515	1,846,285
Total common stocks (cost—$369,218,034)		391,530,393
Preferred stocks—0.4%
Brazil—0.4%
Itau Unibanco Holding SA (cost—$1,679,903)	266,600	1,542,380
	Number of shares	Value
Rights—0.0%†
Argentina—0.0%†
Grupo Financiero Banorte SAB de CV* (cost—$0)	95	$1,290
Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 4.330%[5] (cost—$5,313,392)	5,313,392	5,313,392
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[5] (cost—$3,653,746)	3,653,746	3,653,746
Total investments (cost—$379,865,075)—101.6%		402,041,201
Liabilities in excess of other assets—(1.6)%		(6,195,322)
Net assets—100.0%		$395,845,879

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	18,856	HKD	146,880	02/03/25	$(6)
SSB	HKD	4,461,607	USD	572,770	02/04/25	175
Net unrealized appreciation (depreciation)						$169

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$87,090,844	$304,439,549	$0	$391,530,393
Preferred stocks	1,542,380	—	—	1,542,380
Rights	—	1,290	—	1,290
Short-term investments	—	5,313,392	—	5,313,392

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investment of cash collateral from securities loaned	$—	$3,653,746	$—	$3,653,746
Forward foreign currency contracts	—	175	—	175
Total	$88,633,224	$313,408,152	$0	$402,041,376
Liabilities
Forward foreign currency contracts	$—	$(6)	$—	$(6)
Total	$—	$(6)	$—	$(6)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $31,228,904, represented 7.9% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—96.9%
Australia—7.5%
Charter Hall Group[1]	55,663	$535,201
Goodman Group[1]	111,966	2,496,859
National Storage REIT[1]	449,572	621,373
Rural Funds Trust[1]	28,508	28,606
Scentre Group	233,304	527,984
		4,210,023
Belgium—1.6%
Shurgard Self Storage Ltd.	24,837	919,301
Canada—1.4%
Canadian Apartment Properties REIT	28,905	805,685
Germany—2.1%
Vonovia SE	39,145	1,197,571
Hong Kong—0.8%
Sino Land Co. Ltd.	458,000	439,235
Japan—4.9%
Japan Metropolitan Fund Invest	946	575,891
KDX Realty Investment Corp.	365	364,448
Mitsui Fudosan Co. Ltd.	170,000	1,534,384
Star Asia Investment Corp.[1]	813	270,806
		2,745,529
Singapore—1.4%
Capitaland India Trust	444,261	332,822
CapitaLand Investment Ltd.[1]	48,800	87,853
Parkway Life Real Estate Investment Trust	116,900	332,183
		752,858
Spain—1.6%
Cellnex Telecom SA*,1,2	26,292	880,603
United Kingdom—6.0%
Big Yellow Group PLC	61,108	720,597
Derwent London PLC	22,732	552,741
Grainger PLC	285,881	751,688
Segro PLC[1]	92,598	818,712
Shaftesbury Capital PLC	335,032	513,540
		3,357,278
United Republic Of Tanzania—1.1%
Helios Towers PLC*,1	528,442	617,508
United States—68.5%
American Homes 4 Rent, Class A	34,286	1,187,324
American Tower Corp.	4,990	922,901
Americold Realty Trust, Inc.	20,899	456,643
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
BXP, Inc.	15,180	$1,110,265
Cousins Properties, Inc.	13,362	407,942
Digital Realty Trust, Inc.	12,471	2,043,498
DigitalBridge Group, Inc.[1]	11,058	121,306
Douglas Emmett, Inc.	39,023	716,462
Equinix, Inc.	3,361	3,070,811
Equity LifeStyle Properties, Inc.	25,273	1,654,118
Essex Property Trust, Inc.	5,296	1,507,083
Extra Space Storage, Inc.	11,565	1,781,010
Farmland Partners, Inc.[1]	27,316	318,778
Federal Realty Investment Trust	12,965	1,408,388
Healthcare Realty Trust, Inc.	59,030	988,753
Highwoods Properties, Inc.	12,517	372,881
Kimco Realty Corp.	67,478	1,514,881
Lamar Advertising Co., Class A	6,893	871,413
Mid-America Apartment Communities, Inc.	11,151	1,701,420
NNN REIT, Inc.	24,640	970,570
Prologis, Inc.	41,375	4,933,969
Rayonier, Inc.	35,774	935,132
Rexford Industrial Realty, Inc.	32,630	1,326,736
Ryman Hospitality Properties, Inc.	7,443	780,324
SBA Communications Corp.	4,424	874,005
Simon Property Group, Inc.	7,313	1,271,438
Sun Communities, Inc.	13,083	1,655,000
Sunstone Hotel Investors, Inc.	28,933	327,811
Ventas, Inc.	33,298	2,011,865
Weyerhaeuser Co.	38,549	1,180,370
		38,423,097
Total common stocks (cost—$56,477,389)		54,348,688
Short-term investments—3.2%
Investment companies—3.2%
State Street Institutional U.S. Government Money Market Fund, 4.330%[3] (cost—$1,785,529)	1,785,529	1,785,529
Investment of cash collateral from securities loaned—6.8%
Money market funds—6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[3] (cost—$3,775,750)	3,775,750	3,775,750
Total investments (cost—$62,038,668)—106.9%		59,909,967
Liabilities in excess of other assets—(6.9)%		(3,841,339)
Net assets—100.0%		$56,068,628

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$39,228,782	$15,119,906	$—	$54,348,688
Short-term investments	—	1,785,529	—	1,785,529
Investment of cash collateral from securities loaned	—	3,775,750	—	3,775,750
Total	$39,228,782	$20,681,185	$—	$59,909,967

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $880,603, represented 1.6% of the Portfolio's net assets at period end.

3  Rate shown reflects yield at January 31, 2025.

See accompanying notes to financial statements.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—43.3%
Australia—0.1%
BHP Group Ltd.	15	$368
Cochlear Ltd.	14	2,756
Coles Group Ltd.	110	1,326
Glencore PLC*	1,803	7,790
Goodman Group	2,065	46,050
Pro Medicus Ltd.	34	5,819
REA Group Ltd.	61	9,356
Rio Tinto Ltd.	4,515	325,174
Rio Tinto PLC	638	38,422
Westpac Banking Corp.	225	4,668
		441,729
Austria—0.0%†
Erste Group Bank AG	24	1,475
OMV AG	842	34,673
Raiffeisen Bank International AG	1,596	36,097
Verbund AG	458	35,161
		107,406
Belgium—0.0%†
Elia Group SA	181	12,214
Groupe Bruxelles Lambert NV	20	1,388
KBC Group NV	18	1,381
		14,983
Bermuda—0.0%†
RenaissanceRe Holdings Ltd.	23	5,349
Teekay Corp. Ltd.	1,258	8,982
		14,331
Brazil—0.1%
Cosan SA	823	1,090
Wheaton Precious Metals Corp.	4,090	255,502
Yara International ASA	15	449
		257,041
Burkina Faso—0.1%
IAMGOLD Corp.*	42,390	263,671
Canada—7.2%
ADENTRA, Inc.[1]	26,800	637,661
Advantage Energy Ltd.*,1	105,390	669,316
AtkinsRealis Group, Inc.[1]	1,870	93,696
Bank of Nova Scotia	81	4,144
Black Diamond Group Ltd.	162,920	1,027,954
Boralex, Inc., Class A	63	1,120
Brookfield Business Partners LP1	75,534	1,657,216
Brookfield Corp.	11,970	731,864
Brookfield Corp.[1]	5,390	329,868
Brookfield Infrastructure Partners LP1	43,766	1,435,962
CAE, Inc.*	1,240	29,239
CAE, Inc.*,1	23,760	560,736
Cameco Corp.[1]	1,850	91,464
Canadian Tire Corp. Ltd., Class A	9,800	1,103,297
	Number of shares	Value
Common stocks—(continued)
Canada—(concluded)
Cenovus Energy, Inc.[1]	15,000	$216,947
Chartwell Retirement Residences[1]	216,718	2,393,315
Colliers International Group, Inc.[1]	4,930	701,785
Computer Modelling Group Ltd.[1]	42,660	303,215
Coveo Solutions, Inc.*	19,130	80,819
dentalcorp Holdings Ltd.*,1	53,990	281,215
Descartes Systems Group, Inc.*,1	2,470	286,100
Docebo, Inc.*,1	3,714	155,373
Dollarama, Inc.	469	44,381
Dream Industrial Real Estate Investment Trust[1]	39,560	317,928
DREAM Unlimited Corp., Class A1	31,050	471,299
Dye & Durham Ltd.[1]	49,750	508,677
Enerflex Ltd.[1]	50,110	474,431
European Residential Real Estate Investment Trust	1,184,543	1,956,104
Fairfax Financial Holdings Ltd.[1]	440	592,255
G Mining Ventures Corp.*,1	26,890	263,470
Gildan Activewear, Inc.	27	1,392
Headwater Exploration, Inc.[1]	50,890	234,255
Hydro One Ltd.[2]	317	9,863
Kelt Exploration Ltd.*,1	60,430	286,069
Kinross Gold Corp.	73,000	822,245
Linamar Corp.	2,300	89,477
MAG Silver Corp.*,1	21,860	343,539
Open Text Corp.	16,600	488,400
Parkit Enterprise, Inc.*	132,088	48,169
Parkland Corp.	521	11,597
Pason Systems, Inc.[1]	79,070	718,150
Power Corp. of Canada[1]	33,380	1,011,724
RB Global, Inc.[1]	11,250	1,006,650
Rogers Communications, Inc., Class B	800	21,974
Royal Bank of Canada	89	10,850
Shopify, Inc., Class A*	77	8,986
Suncor Energy, Inc.[1]	13,700	514,572
TECSYS, Inc.	8,760	268,644
Teekay Tankers Ltd., Class A	215	9,013
Telesat Corp.*,1	5,360	99,429
TELUS Corp.	87	1,262
Toronto-Dominion Bank	120	6,846
West Fraser Timber Co. Ltd.	121	10,491
WSP Global, Inc.	258	43,782
		23,488,230
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	773	9,191
China—0.5%
BOC Hong Kong Holdings Ltd.	242,000	786,677
NXP Semiconductors NV1	1,054	219,812
Yangzijiang Shipbuilding Holdings Ltd.	274,300	614,289
		1,620,778
Denmark—0.4%
AP Moller—Maersk AS, Class B	218	321,959
AP Moller—Maersk AS, Class A	295	426,908
Danske Bank AS	500	14,929
DSV AS	157	31,277

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Denmark—(concluded)
Netcompany Group AS*,2	262	$10,660
NKT AS*	482	32,222
Novo Nordisk AS, Class B	647	54,623
Rockwool AS, Class B	1,368	484,429
		1,377,007
Faeroe Islands—0.0%†
Bakkafrost P	159	9,064
Finland—0.4%
Cargotec OYJ, Class B	660	32,820
Fortum OYJ	2,408	34,987
Kemira OYJ	1,610	35,514
Neste OYJ	23	292
Nokia OYJ	7,396	34,875
Wartsila OYJ Abp	53,423	1,009,171
		1,147,659
France—0.7%
Arkema SA	17	1,355
Carrefour SA	51,066	727,557
Cie Generale des Etablissements Michelin SCA	3,597	125,093
Dassault Aviation SA	60	13,539
Engie SA	45,825	756,474
Gaztransport Et Technigaz SA	77	11,763
Hermes International SCA	9	25,314
Ipsen SA	272	33,576
La Francaise des Jeux SACA[2]	58	2,204
LVMH Moet Hennessy Louis Vuitton SE	18	13,165
Rubis SCA	15,892	415,357
SCOR SE	1,052	26,876
Sodexo SA	460	34,035
Technip Energies NV	1,200	33,996
Teleperformance SE	1,025	95,983
TotalEnergies SE	437	25,316
Valeo SE	1,492	16,631
Veolia Environnement SA	60	1,712
Wendel SE	342	33,798
		2,393,744
Germany—0.8%
adidas AG	90	23,729
Bayer AG, Registered Shares	127	2,842
Bayerische Motoren Werke AG	1,892	153,648
Birkenstock Holding PLC*,1	2,520	149,033
Deutsche Bank AG, Registered Shares	49,419	967,270
Deutsche Boerse AG	7	1,729
Deutsche Telekom AG, Registered Shares	1,096	36,770
E.ON SE	1,818	21,534
Evonik Industries AG	14,356	269,575
Freenet AG	1,147	35,388
Fresenius Medical Care AG	732	36,362
Fresenius SE & Co. KGaA*	920	35,204
Heidelberg Materials AG	255	35,883
Mercedes-Benz Group AG	581	35,348
Rheinmetall AG	38	29,710
	Number of shares	Value
Common stocks—(continued)
Germany—(concluded)
RWE AG	5,273	$163,404
SAP SE	93	25,628
Siemens AG, Registered Shares	1,508	323,279
Talanx AG	398	33,806
Zalando SE*,2	1,029	38,349
		2,418,491
Greece—0.0%†
Star Bulk Carriers Corp.	6,243	95,955
Hong Kong—0.2%
AIA Group Ltd.	715	5,026
Swire Pacific Ltd., Class A	59,000	512,397
WH Group Ltd.[2]	345,000	269,133
		786,556
Ireland—0.3%
Accenture PLC, Class A	60	23,097
AerCap Holdings NV1	6,935	662,986
AIB Group PLC	5,928	34,858
Ardmore Shipping Corp.	736	8,736
Bank of Ireland Group PLC	3,679	36,555
Glanbia PLC	2,337	34,145
Kingspan Group PLC	419	29,067
		829,444
Israel—0.1%
Check Point Software Technologies Ltd.*,1	733	159,809
Plus500 Ltd.	488	17,107
Sapiens International Corp. NV	341	9,330
		186,246
Italy—0.1%
A2A SpA	14,589	34,454
Azimut Holding SpA	1,296	33,885
Banca Monte dei Paschi di Siena SpA	4,799	30,748
Banco BPM SpA	4,005	35,205
Brunello Cucinelli SpA	13	1,671
Buzzi SpA	876	35,885
Enel SpA	510	3,625
Generali	1,133	35,875
Hera SpA	9,438	34,513
Iveco Group NV	9,275	112,887
Prysmian SpA	679	47,231
Telecom Italia SpA*	30,117	8,267
Terna—Rete Elettrica Nazionale	2,068	17,059
UniCredit SpA	88	4,041
		435,346
Japan—2.1%
Allegro MicroSystems, Inc.*	7,505	180,795
Bank of Nagoya Ltd.	4,500	207,824
Capcom Co. Ltd.	58	1,324
Central Japan Railway Co.	27,300	506,327
Daiichi Sankyo Co. Ltd.	843	23,503
Daikin Industries Ltd.	12	1,410
Disco Corp.	4	1,158

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
ENEOS Holdings, Inc.	166,100	$835,037
FANUC Corp.	5,145	153,279
Fast Retailing Co. Ltd.	125	41,170
Hitachi Ltd.	9,488	238,532
Idemitsu Kosan Co. Ltd.	119,200	795,560
ITOCHU Corp.	76	3,499
Itochu Enex Co. Ltd.	1,250	12,793
Japan Post Insurance Co. Ltd.	13,500	263,083
Kansai Electric Power Co., Inc.	3,700	40,821
KDDI Corp.	103	3,432
Mitsubishi Chemical Group Corp.	29,100	148,633
Mitsubishi Corp.	13,700	218,504
Mitsubishi Electric Corp.	15,800	258,977
MS&AD Insurance Group Holdings, Inc.	35,459	735,203
Nintendo Co. Ltd.	317	20,797
Niterra Co. Ltd.	44	1,451
Osaka Gas Co. Ltd.	10,400	204,472
Panasonic Holdings Corp.	139	1,418
Recruit Holdings Co. Ltd.	551	38,456
Shizuoka Financial Group, Inc.	28,900	257,858
Sompo Holdings, Inc.	49	1,366
Sony Group Corp.	2,989	65,965
Sumitomo Corp.	44,800	971,275
Sumitomo Electric Industries Ltd.	1,600	29,891
Sumitomo Mitsui Financial Group, Inc.	243	5,988
Sumitomo Mitsui Trust Group, Inc.	25,400	638,691
Tohoku Electric Power Co., Inc.	171	1,250
Tokio Marine Holdings, Inc.	119	3,925
Toyota Tsusho Corp.	79	1,334
Unicharm Corp.	3,699	28,889
		6,943,890
Jordan—0.0%†
Hikma Pharmaceuticals PLC	1,322	37,478
Luxembourg—0.0%†
ArcelorMittal SA	18	449
Malta—0.0%†
Gambling.com Group Ltd.*	432	6,087
Monaco—0.0%†
Scorpio Tankers, Inc.	177	8,429
Netherlands—0.1%
ABN AMRO Bank NV2	2,074	34,787
Adyen NV*,2	1	1,614
ASM International NV	3	1,741
BE Semiconductor Industries NV	81	10,330
Koninklijke Ahold Delhaize NV	990	35,095
NN Group NV	1,004	46,080
SBM Offshore NV	749	13,993
Wolters Kluwer NV	9	1,635
		145,275
	Number of shares	Value
Common stocks—(continued)
New Zealand—0.2%
Mercury NZ Ltd.	33,237	$118,168
Xero Ltd.*	3,466	390,116
		508,284
Norway—0.2%
Aker Solutions ASA	148,828	422,577
Mowi ASA	745	14,941
Norsk Hydro ASA	67	395
Salmar ASA	114	6,027
Schibsted ASA, Class A	415	12,322
Seadrill Ltd.*	5,001	180,836
TOMRA Systems ASA	97	1,434
		638,532
Spain—0.1%
Aena SME SA2	588	126,632
Amadeus IT Group SA	35	2,561
Banco Santander SA	22,073	113,113
EDP Renovaveis SA	215	2,012
Endesa SA	1,570	34,757
Iberdrola SA	1,381	19,516
Iberdrola SA*	24	336
Industria de Diseno Textil SA	66	3,582
Telefonica SA	8,408	34,257
		336,766
Sweden—0.3%
Assa Abloy AB, Class B	43	1,317
Atlas Copco AB, Class A	169	2,823
Atlas Copco AB, Class B	100	1,487
EQT AB	46	1,502
Essity AB, Class B	16,615	420,788
H & M Hennes & Mauritz AB, Class B	2,529	33,693
Investor AB, Class B	7,253	206,538
Nibe Industrier AB, Class B	633	2,536
Saab AB, Class B	1,377	29,766
Securitas AB, Class B	6,128	77,967
SKF AB, Class B	1,709	34,518
Telefonaktiebolaget LM Ericsson, Class B	4,149	31,241
Volvo AB, Class A	9,369	258,449
		1,102,625
Switzerland—0.3%
DKSH Holding AG	446	35,024
Kuehne & Nagel International AG, Registered Shares	6	1,363
Logitech International SA, Registered Shares	380	37,617
Schindler Holding AG	1,678	484,871
Schindler Holding AG, Registered Shares	1,370	385,295
Zurich Insurance Group AG	67	40,600
		984,770
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165	34,538
Thailand—0.0%†
Fabrinet*	42	9,081

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—0.9%
3i Group PLC	38	$1,826
Ashtead Group PLC	17	1,108
AstraZeneca PLC	99	13,897
Auto Trader Group PLC[2]	128	1,247
Balfour Beatty PLC	6,187	35,619
Barclays PLC	115,864	424,641
Big Yellow Group PLC	28	330
Centrica PLC	20,158	35,428
Compass Group PLC	785	27,047
Computacenter PLC	47	1,354
Drax Group PLC	4,401	33,919
easyJet PLC	5,428	34,284
Future PLC	975	11,031
Grafton Group PLC	3,018	34,538
Hiscox Ltd.	615	8,296
HSBC Holdings PLC	2,357	24,617
IG Group Holdings PLC	2,702	34,088
Inchcape PLC	3,808	31,702
Intermediate Capital Group PLC	49	1,428
ITV PLC	38,341	35,165
JD Sports Fashion PLC	10,943	12,009
Kingfisher PLC	11,305	34,345
Legal & General Group PLC	11,877	35,466
Lloyds Banking Group PLC	2,380	1,830
London Stock Exchange Group PLC	30	4,464
M&G PLC	10,100	26,019
Marks & Spencer Group PLC	7,987	33,087
NatWest Group PLC	109,923	586,071
Phoenix Group Holdings PLC	5,432	35,009
QinetiQ Group PLC	6,985	32,066
Reckitt Benckiser Group PLC	441	29,163
RELX PLC	118	5,859
Rightmove PLC	162	1,333
Safestore Holdings PLC	43	326
Savills PLC	965	12,742
Segro PLC	141	1,247
Smiths Group PLC	1,523	38,791
Softcat PLC	68	1,348
SSE PLC	849	17,103
Standard Chartered PLC	18,903	254,236
Tate & Lyle PLC	4,241	34,569
Tesco PLC	7,526	34,638
TP ICAP Group PLC	10,396	35,159
Unilever PLC	162	9,279
UNITE Group PLC	125	1,324
Vodafone Group PLC	858,889	731,726
		2,800,774
United States—28.1%
3M Co.	5,537	842,731
A.O. Smith Corp.	129	8,682
A10 Networks, Inc.	490	9,609
AAON, Inc.	77	8,961
Abbott Laboratories	113	14,456
AbbVie, Inc.	197	36,228
Abercrombie & Fitch Co., Class A*	67	7,998
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
ABIOMED, Inc.*,3	42	$74
ACADIA Pharmaceuticals, Inc.*	493	9,199
Acuity Brands, Inc.	29	9,639
ADMA Biologics, Inc.*	541	8,737
Adobe, Inc.*	40	17,498
Advanced Micro Devices, Inc.*	151	17,508
AECOM	25	2,636
Agilysys, Inc.*	46	4,150
Air Products & Chemicals, Inc.	908	304,416
Airbnb, Inc., Class A*	233	30,563
Akamai Technologies, Inc.*	327	32,667
Align Technology, Inc.*	27	5,916
Alkermes PLC*	304	9,585
Alliant Energy Corp.	322	18,959
Allstate Corp.[1]	6,032	1,160,135
Ally Financial, Inc.[1]	2,800	109,116
Alphabet, Inc., Class C1	2,777	570,951
Alphabet, Inc., Class A1	3,767	768,543
Amazon.com, Inc.*,1	5,928	1,408,967
Amcor PLC[1]	774	7,523
Amentum Holdings, Inc.*	115	2,412
Ameren Corp.	417	39,281
American Airlines Group, Inc.*	14,137	239,198
American Electric Power Co., Inc.	200	19,672
American Express Co.[1]	1,381	438,398
American Tower Corp.[1]	1,919	354,919
American Water Works Co., Inc.	332	41,380
AMETEK, Inc.	257	47,432
Amgen, Inc.	34	9,704
Amphenol Corp., Class A	55	3,893
Analog Devices, Inc.	3,506	742,886
ANSYS, Inc.*	4	1,402
Anterix, Inc.*	8,781	250,873
Aon PLC, Class A	135	50,061
APA Corp.	50,658	1,110,930
Apogee Enterprises, Inc.	42	2,143
Appfolio, Inc., Class A*	36	8,421
Apple, Inc.[1]	6,331	1,494,116
Applied Industrial Technologies, Inc.	37	9,621
Applied Materials, Inc.[1]	3,240	584,334
AppLovin Corp., Class A*	27	9,979
AptarGroup, Inc.	178	27,973
Arch Capital Group Ltd.	580	53,981
Arcosa, Inc.	31	3,140
ARES Management Corp., Class A	129	25,570
Argan, Inc.	63	8,618
Array Technologies, Inc.*	13,788	101,066
Arthur J Gallagher & Co.	90	27,164
Artisan Partners Asset Management, Inc., Class A	211	9,430
AT&T, Inc.	40,355	957,624
Atkore, Inc.	72	5,864
Autodesk, Inc.*	131	40,786
Automatic Data Processing, Inc.	26	7,878
AutoZone, Inc.*	8	26,802
Avery Dennison Corp.	2,520	468,040
Axcelis Technologies, Inc.*	129	8,772

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Badger Meter, Inc.	42	$8,984
Baker Hughes Co.	1,071	49,459
Bank of America Corp.[1]	6,964	322,433
Bank of New York Mellon Corp.[1]	13,601	1,168,734
Baxter International, Inc.[1]	2,843	92,568
Beacon Roofing Supply, Inc.*,1	2,190	259,165
Bel Fuse, Inc., Class B	112	9,083
Bel Fuse, Inc., Class A	35	2,891
BellRing Brands, Inc.*	666	51,515
Berry Global Group, Inc.[1]	9,710	659,503
BigBear.ai Holdings, Inc.*	103	437
Blackrock, Inc.	36	38,718
Blackstone, Inc.	46	8,147
Blue Bird Corp.*	230	8,193
Boeing Co.*	3,346	590,636
Booking Holdings, Inc.[1]	206	975,937
Booz Allen Hamilton Holding Corp.[1]	2,248	289,992
Boston Scientific Corp.*	474	48,519
BP PLC	6,517	33,714
Bristol-Myers Squibb Co.	135	7,958
Broadcom, Inc.[1]	1,157	256,009
Broadridge Financial Solutions, Inc.	6	1,429
Buckle, Inc.	181	8,617
Build-A-Bear Workshop, Inc.	206	8,722
Builders FirstSource, Inc.*	8	1,338
Bumble, Inc., Class A*	25,228	204,599
Cable One, Inc.	3,520	1,070,115
Cactus, Inc., Class A	148	8,837
Cadence Design Systems, Inc.*	17	5,060
Cal-Maine Foods, Inc.	84	9,064
Capitol Federal Financial, Inc.[1]	4,671	27,792
Cardinal Health, Inc.	1,227	151,731
Carlisle Cos., Inc.[1]	1,849	720,112
Carrier Global Corp.	452	29,552
Carvana Co.*,1	3,370	834,008
Catalyst Pharmaceuticals, Inc.*	409	9,227
Cavco Industries, Inc.*	20	10,173
Cboe Global Markets, Inc.	30	6,130
Celsius Holdings, Inc.*	418	10,442
Cencora, Inc.[1]	3,758	955,321
Centene Corp.*	670	42,900
Century Communities, Inc.[1]	529	40,405
Champion Homes, Inc.*	101	9,325
Chemed Corp.	17	9,554
Chipotle Mexican Grill, Inc.*,1	3,987	232,641
Chord Energy Corp.	52	5,847
Church & Dwight Co., Inc.	141	14,878
Cigna Group[1]	1,721	506,335
Cincinnati Financial Corp.	64	8,771
Cirrus Logic, Inc.*,1	2,926	293,887
Cisco Systems, Inc.	380	23,028
Citigroup, Inc.[1]	4,172	339,726
CME Group, Inc.	22	5,203
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
CNX Resources Corp.*	793	$21,712
Cognizant Technology Solutions Corp., Class A	115	9,500
Cohen & Steers, Inc.	101	8,952
Colgate-Palmolive Co.	101	8,757
Comcast Corp., Class A	252	8,482
Comfort Systems USA, Inc.	32	13,976
Commvault Systems, Inc.*	58	9,237
Conagra Brands, Inc.[1]	11,949	309,360
Consolidated Edison, Inc.[1]	6,044	566,565
Consolidated Water Co. Ltd.	116	3,037
Constellation Energy Corp.	3,171	951,237
Construction Partners, Inc., Class A*	43	3,457
Corcept Therapeutics, Inc.*	168	11,243
Corebridge Financial, Inc.[1]	25,938	875,667
Corpay, Inc.*	121	46,039
CorVel Corp.*	80	9,268
Costco Wholesale Corp.	98	96,028
Covenant Logistics Group, Inc.[1]	9,450	261,860
Crane Co.	39	6,642
CRH PLC	95	9,400
CRH PLC[1]	29,650	2,936,240
Cricut, Inc., Class A	523	2,809
Crocs, Inc.*	84	8,574
CSL Ltd.	31	5,352
CSW Industrials, Inc.	26	8,575
CVS Health Corp.	84	4,744
Danaher Corp.	199	44,325
Dave, Inc.*	105	10,061
Deckers Outdoor Corp.*	129	22,879
DHT Holdings, Inc.	8,482	96,016
Diamond Hill Investment Group, Inc.	39	5,852
Dillard's, Inc., Class A	20	9,362
DNOW, Inc.*	657	9,776
DocuSign, Inc.*	99	9,576
Dolby Laboratories, Inc., Class A	114	9,545
Dollar Tree, Inc.*	15,103	1,107,805
Dominion Energy, Inc.[1]	11,334	630,057
Donaldson Co., Inc.	131	9,326
Donnelley Financial Solutions, Inc.*	143	9,491
Doximity, Inc., Class A*	170	10,047
DR Horton, Inc.	268	38,029
Dream Finders Homes, Inc., Class A*,1	1,651	38,089
Dropbox, Inc., Class A*	294	9,452
Duke Energy Corp.	215	24,078
Eagle Materials, Inc.	24	6,162
Eaton Corp. PLC	914	298,366
Edison International	3,396	183,384
Edwards Lifesciences Corp.*	63	4,564
Electronic Arts, Inc.[1]	3,923	482,176
Elevance Health, Inc.[1]	406	160,654
Eli Lilly & Co.	116	94,085
EMCOR Group, Inc.[1]	1,597	715,552
Emerson Electric Co.	299	38,855
Energy Recovery, Inc.*	416	5,965
Ennis, Inc.	433	8,985
Enovix Corp.*	26,001	313,572

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Entergy Corp.	5,444	$441,400
EPAM Systems, Inc.*	38	9,650
ePlus, Inc.*	117	9,348
Equifax, Inc.	5	1,374
Essent Group Ltd.	159	9,262
Estee Lauder Cos., Inc., Class A	17	1,418
Evercore, Inc., Class A	2,585	752,933
Everest Group Ltd.[1]	80	27,801
Evergy, Inc.	252	16,171
EverQuote, Inc., Class A*	458	9,252
Eversource Energy	399	23,014
Everus Construction Group, Inc.*	90	6,193
Exelixis, Inc.*	266	8,818
Exelon Corp.	7,637	305,480
Expeditors International of Washington, Inc.[1]	1,005	114,148
Experian PLC	36	1,773
Exponent, Inc.	99	9,075
F5, Inc.*	35	10,404
FactSet Research Systems, Inc.	3	1,423
Fair Isaac Corp.*	8	14,988
Fastenal Co.	122	8,935
Federal Signal Corp.	95	9,339
FedEx Corp.[1]	665	176,139
FirstEnergy Corp.	908	36,138
Fiserv, Inc.*	312	67,404
Flagstar Financial, Inc.	8,450	99,964
Fluence Energy, Inc.*	2,588	33,670
Fluor Corp.*	73	3,519
FormFactor, Inc.*	215	8,611
Fortinet, Inc.*	41	4,136
Fox Corp., Class A1	5,755	294,541
Fox Corp., Class B1	10,334	502,232
Fox Factory Holding Corp.*	6,562	179,274
Franklin Covey Co.*	97	3,677
Franklin Electric Co., Inc.	92	9,199
Franklin Resources, Inc.	37,104	825,193
Frontdoor, Inc.*	104	6,228
FTI Consulting, Inc.*	46	8,986
FutureFuel Corp.	570	3,112
Garmin Ltd.[1]	4,817	1,039,749
Gartner, Inc.*	12	6,514
GE Vernova, Inc.	2,390	891,183
Gen Digital, Inc.[1]	31,452	846,373
General Electric Co.[1]	1,250	254,463
General Motors Co.	1,439	71,173
Gentex Corp.	319	8,268
Gibraltar Industries, Inc.*	150	9,206
GoDaddy, Inc., Class A*	15	3,190
Goldman Sachs Group, Inc.	20	12,808
Goodyear Tire & Rubber Co.*,1	7,024	62,303
Graco, Inc.	107	9,006
Grand Canyon Education, Inc.*	54	9,485
Granite Construction, Inc.	41	3,614
H&R Block, Inc.	57	3,153
Hackett Group, Inc.	295	9,110
Halozyme Therapeutics, Inc.*,1	692	39,195
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Hamilton Lane, Inc., Class A	60	$9,551
Harmony Biosciences Holdings, Inc.*	247	9,576
Hawkins, Inc.	79	8,446
HCI Group, Inc.	25	3,048
Healthcare Realty Trust, Inc.	86,452	1,448,071
Hecla Mining Co.	2,377	13,501
Herc Holdings, Inc.	1,792	365,496
Hewlett Packard Enterprise Co.[1]	704	14,918
Hexcel Corp.	1,318	85,934
Hims & Hers Health, Inc.*	1,237	46,115
Holcim AG	123	12,328
Houlihan Lokey, Inc.	52	9,449
Howmet Aerospace, Inc.[1]	1,240	156,959
Hubbell, Inc.	8	3,384
HubSpot, Inc.*	2	1,559
Hudson Technologies, Inc.*	1,593	9,239
Humana, Inc.	23	6,744
IDEXX Laboratories, Inc.*	21	8,863
IDT Corp., Class B	191	9,011
IES Holdings, Inc.*	42	9,294
Illumina, Inc.*	19	2,522
Incyte Corp.*,1	5,650	419,004
Ingersoll Rand, Inc.	469	43,992
Inmode Ltd.*	541	9,311
Innodata, Inc.*	255	9,455
Innospec, Inc.	80	9,068
Insulet Corp.*	97	27,003
Interactive Brokers Group, Inc., Class A	197	42,836
Intercontinental Exchange, Inc.	37	5,914
International Business Machines Corp.[1]	1,551	396,591
International Paper Co.[1]	184	10,236
Intuit, Inc.	17	10,226
Investors Title Co.	40	9,014
iRadimed Corp.	52	3,079
Jack Henry & Associates, Inc.	51	8,879
Jacobs Solutions, Inc.	19	2,662
JB Hunt Transport Services, Inc.[1]	740	126,703
John B Sanfilippo & Son, Inc.	103	7,451
Johnson & Johnson	261	39,711
Johnson Controls International PLC	4,762	371,436
JPMorgan Chase & Co.	453	121,087
Karat Packaging, Inc.	104	3,215
KB Home	171	11,474
KBR, Inc.	44	2,394
Kelly Services, Inc., Class A1	15,186	213,819
Kforce, Inc.	160	8,917
Kimberly-Clark Corp.[1]	991	128,800
Kimco Realty Corp.	98,157	2,203,625
Kinsale Capital Group, Inc.	20	8,839
KLA Corp.[1]	1,004	741,193
Knight-Swift Transportation Holdings, Inc.[1]	3,470	198,102
Kontoor Brands, Inc.	103	9,461
Kraft Heinz Co.[1]	19,707	588,057
Kroger Co.[1]	3,763	231,951
L3Harris Technologies, Inc.[1]	1,552	329,040
Lam Research Corp.[1]	873	70,757

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Lancaster Colony Corp.	52	$8,774
Landstar System, Inc.	53	8,727
Lantheus Holdings, Inc.*	96	8,881
Las Vegas Sands Corp.	10,124	463,983
Lattice Semiconductor Corp.*	160	9,123
Legacy Housing Corp.*	130	3,335
Legalzoom.com, Inc.*	1,111	9,988
Leidos Holdings, Inc.[1]	5,221	741,539
LeMaitre Vascular, Inc.	94	9,111
Lennar Corp., Class A1	4,272	560,657
Lennar Corp., Class B	47	5,912
Lennox International, Inc.	15	8,886
LGI Homes, Inc.*	46	4,107
Liberty Energy, Inc.	151	2,765
Lifeway Foods, Inc.*	385	8,870
Linde PLC	124	55,319
Lockheed Martin Corp.[1]	341	157,866
Louisiana-Pacific Corp.	83	9,709
Lowe's Cos., Inc.	36	9,361
Magnolia Oil & Gas Corp., Class A	365	8,651
Manhattan Associates, Inc.*	32	6,675
MannKind Corp.*	62,032	359,165
Maplebear, Inc.*	206	9,946
MarketAxess Holdings, Inc.	40	8,825
Marsh & McLennan Cos., Inc.	32	6,940
MasTec, Inc.*	5,738	832,526
Mastercard, Inc., Class A	157	87,203
Matson, Inc.	65	9,220
McDonald's Corp.	66	19,054
McKesson Corp.	328	195,078
MDA Space Ltd.*,1	12,420	197,066
Medpace Holdings, Inc.*	26	9,078
Medtronic PLC[1]	1,428	129,691
Merck & Co., Inc.[1]	4,633	457,833
Mercury General Corp.[1]	3,386	168,758
Meritage Homes Corp.	50	3,894
Meta Platforms, Inc., Class A1	1,350	930,393
Mettler-Toledo International, Inc.*	17	23,195
MGIC Investment Corp.	372	9,501
Microchip Technology, Inc.	24	1,303
Micron Technology, Inc.	304	27,737
Microsoft Corp.[1]	2,638	1,094,928
Miller Industries, Inc.[1]	4,045	266,849
Millrose Properties, Inc., Class A*	2,173	24,033
MiMedx Group, Inc.*	1,004	8,735
MKS Instruments, Inc.[1]	1,384	156,780
Molina Healthcare, Inc.*	128	39,732
Monarch Casino & Resort, Inc.	35	2,987
Monolithic Power Systems, Inc.	15	9,561
Monster Beverage Corp.*	753	36,679
Morgan Stanley[1]	2,056	284,612
MSCI, Inc.	23	13,726
Mueller Industries, Inc.	113	8,899
Napco Security Technologies, Inc.	259	9,505
National Beverage Corp.	70	2,944
National Research Corp.	172	2,867
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Nestle SA, Registered Shares	169	$14,355
NetApp, Inc.	77	9,402
Netflix, Inc.*	46	44,931
Neurocrine Biosciences, Inc.*	63	9,565
New York Times Co., Class A	172	9,340
Newmont Corp.	44	1,880
NextEra Energy, Inc.[1]	7,448	532,979
NEXTracker, Inc., Class A*	231	11,647
NIKE, Inc., Class B	9,782	752,236
NMI Holdings, Inc.*	243	9,385
Northern Trust Corp.[1]	7,141	801,863
Novanta, Inc.*	8	1,197
Novartis AG, Registered Shares	469	49,093
Nucor Corp.	3,678	472,366
NVE Corp.	37	2,651
nVent Electric PLC	436	28,379
NVIDIA Corp.[1]	12,978	1,558,268
NVR, Inc.*	3	24,049
Oceaneering International, Inc.*	478	11,878
Okta, Inc.*	15	1,413
Old Dominion Freight Line, Inc.	48	8,909
Omega Flex, Inc.	74	2,913
Omnicom Group, Inc.[1]	118	10,241
OneSpan, Inc.	484	9,312
Onto Innovation, Inc.*	50	10,238
Oracle Corp.	266	45,236
Organon & Co.[1]	25,618	398,616
Outfront Media, Inc.[1]	284	5,226
Palantir Technologies, Inc., Class A*	126	10,394
Palo Alto Networks, Inc.*	226	41,679
Parker-Hannifin Corp.[1]	1,240	876,742
Paychex, Inc.	83	12,257
Paycom Software, Inc.	44	9,133
PayPal Holdings, Inc.*	83	7,352
PC Connection, Inc.	128	9,500
Penn Entertainment, Inc.*	125,827	2,592,036
PepsiCo, Inc.	177	26,672
Perdoceo Education Corp.	334	9,613
PG&E Corp.	13,282	207,863
Photronics, Inc.*,1	10,332	237,533
Pinnacle West Capital Corp.	350	30,436
Pinterest, Inc., Class A*	90	2,966
Piper Sandler Cos.	30	9,514
Powell Industries, Inc.	39	9,351
PPL Corp.	12,481	419,362
Primoris Services Corp.	29	2,226
Procter & Gamble Co.	383	63,574
Progressive Corp.	251	61,856
Progyny, Inc.*	451	10,450
Prologis, Inc.	60	7,155
Protagonist Therapeutics, Inc.*	236	8,921
PTC, Inc.*	69	13,350
Public Storage[1]	175	52,234
PulteGroup, Inc.[1]	2,141	243,603
Qorvo, Inc.*,1	9,031	749,392
QUALCOMM, Inc.[1]	2,769	478,843

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Qualys, Inc.*	63	$8,783
Quanta Services, Inc.	1,786	549,391
Rambus, Inc.*	162	9,982
ReposiTrak, Inc.	144	3,043
Republic Services, Inc.	259	56,169
ResMed, Inc.	38	8,975
REX American Resources Corp.*	214	8,928
RLI Corp.	117	8,582
Robert Half, Inc.	130	8,423
ROBLOX Corp., Class A*	25	1,777
Roche Holding AG	160	50,299
Roche Holding AG	299	99,434
Rollins, Inc.	190	9,405
Roper Technologies, Inc.	102	58,716
Royal Gold, Inc.	274	38,311
Royalty Pharma PLC, Class A1	9,594	302,979
RPC, Inc.	1,425	8,735
S&P Global, Inc.	76	39,627
Safehold, Inc.[1]	23,117	374,727
Salesforce, Inc.	83	28,361
SandRidge Energy, Inc.	251	2,974
Sanofi SA	73	7,934
SBA Communications Corp.[1]	2,637	520,966
ScanSource, Inc.*,1	6,229	260,684
Schlumberger NV	945	38,065
Schneider Electric SE	127	32,210
SEI Investments Co.	109	9,437
Semler Scientific, Inc.*	9	468
Sempra	836	69,329
Semtech Corp.*,1	697	46,671
ServiceNow, Inc.*	12	12,221
Shake Shack, Inc., Class A*	6,204	732,879
SIGA Technologies, Inc.	1,463	8,749
Simply Good Foods Co.*	49	1,862
SL Green Realty Corp.	16,983	1,144,484
Snap-on, Inc.	27	9,589
Southern Co.	168	14,104
Southwest Airlines Co.	36,657	1,125,736
Spotify Technology SA*	9	4,937
Sprouts Farmers Market, Inc.*	429	67,928
SPS Commerce, Inc.*	48	8,865
Starbucks Corp.	73	7,861
Sterling Infrastructure, Inc.*	92	13,103
Steven Madden Ltd.	218	8,949
Sunnova Energy International, Inc.*	16,560	42,559
Super Micro Computer, Inc.*	34	970
Swiss Re AG	11	1,679
T. Rowe Price Group, Inc.	80	9,354
Take-Two Interactive Software, Inc.*	121	22,447
Target Hospitality Corp.*	927	8,927
Taylor Devices, Inc.*	89	2,973
Taylor Morrison Home Corp.*	170	10,958
Tecnoglass, Inc.	116	8,816
Teledyne Technologies, Inc.*	3	1,534
Teradyne, Inc.	71	8,221
Terex Corp.	7,940	381,835
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Tesla, Inc.*,1	1,325	$536,095
Tetra Tech, Inc.	78	2,870
Texas Pacific Land Corp.	7	9,080
Thermo Fisher Scientific, Inc.	96	57,384
TJX Cos., Inc.	202	25,208
TKO Group Holdings, Inc.*	1,808	280,620
T-Mobile U.S., Inc.	35	8,154
Toll Brothers, Inc.	83	11,272
Trade Desk, Inc., Class A*	27	3,204
Tradeweb Markets, Inc., Class A	69	8,756
Trane Technologies PLC	146	52,962
Transocean Ltd.*	286,275	1,122,198
Travelers Cos., Inc.	216	52,959
Trex Co., Inc.*	129	9,395
Tri Pointe Homes, Inc.*	220	8,109
Tutor Perini Corp.*,1	10,691	257,546
Tyler Technologies, Inc.*	2	1,203
Tyson Foods, Inc., Class A1	17,997	1,016,651
U.S. Lime & Minerals, Inc.	74	8,183
U.S. Steel Corp.	1,929	71,084
Uber Technologies, Inc.*	710	47,464
Ubiquiti, Inc.	25	10,089
UFP Industries, Inc.	78	9,021
Ulta Beauty, Inc.*	21	8,655
Ultra Clean Holdings, Inc.*,1	3,219	118,685
United Airlines Holdings, Inc.*,1	1,870	197,921
United Rentals, Inc.[1]	2,074	1,572,216
United Therapeutics Corp.*,1	1,265	444,230
UnitedHealth Group, Inc.	152	82,458
Universal Display Corp.	61	9,145
Universal Health Services, Inc., Class B1	3,618	682,210
USANA Health Sciences, Inc.*	258	8,403
Utah Medical Products, Inc.	49	3,000
Veeva Systems, Inc., Class A*	41	9,564
Venture Global, Inc., Class A*	3,626	74,152
VeriSign, Inc.*	43	9,245
Verisk Analytics, Inc.	123	35,355
Verizon Communications, Inc.[1]	31,624	1,245,669
VF Corp.	36,848	956,943
Viatris, Inc.[1]	8,595	96,952
Victoria's Secret & Co.*	31,095	1,130,614
Virco Mfg. Corp.	878	9,570
Visa, Inc., Class A	294	100,489
Visteon Corp.*	105	8,826
Vita Coco Co., Inc.*	247	9,248
Vital Farms, Inc.*	1,126	49,403
Voya Financial, Inc.	17	1,207
Walmart, Inc.	2,640	259,142
Walt Disney Co.	182	20,577
Waste Connections, Inc.[1]	1,380	253,603
Waste Connections, Inc.	189	34,728
Waste Management, Inc.	112	24,669
Watsco, Inc.	18	8,615
Watts Water Technologies, Inc., Class A	44	9,098
WD-40 Co.	38	8,928
WEC Energy Group, Inc.	168	16,676

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Wells Fargo & Co.[1]	3,130	$246,644
West Pharmaceutical Services, Inc.	27	9,222
WEX, Inc.*	168	30,894
Williams-Sonoma, Inc.	45	9,512
Winmark Corp.	24	9,350
Workday, Inc., Class A*	13	3,407
WW Grainger, Inc.	9	9,564
Wynn Resorts Ltd.	30,721	2,668,119
Xcel Energy, Inc.	5,372	360,998
XPEL, Inc.*,2	223	9,350
XPO, Inc.*,1	3,100	414,377
Xponential Fitness, Inc., Class A*,1	22,310	373,246
Yelp, Inc.*	229	9,146
YETI Holdings, Inc.*	234	8,719
Zions Bancorp NA	16,251	940,283
Zoom Communications, Inc.*	5,518	479,735
		91,349,949
Total common stocks (cost—$135,882,158)		140,803,799
Preferred stocks—0.0%†
Germany—0.0%†
FUCHS SE (cost—$8,335)	206	9,363
Exchange traded funds—1.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	83,974	2,196,760
KraneShares CSI China Internet ETF	2,860	89,461
SPDR Gold Shares	7,305	1,888,781
SPDR S&P 500 ETF Trust	942	566,914
VanEck Gold Miners ETF	16,382	638,243
Total exchange traded funds (cost—$5,180,197)		5,380,159
Investment companies—9.8%
AQR Style Premia Alternative Fund, Class R6	593,919	4,727,593
Carillon Reams Unconstrained Bond Fund, Class I	1,278,154	15,657,387
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	1,315,999	11,554,473
Total investment companies (cost—$33,599,334)		31,939,453
	Number of warrants
Warrant—0.0%†
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,3,4	100	0
Total warrants (cost—$0)		0
	Face amount[5]		Value
Corporate bonds—22.6%
Australia—0.1%
Flight Centre Travel Group Ltd. 1.625%, due 11/01/28[6]	AUD	400,000	$244,639
Austria—0.0%†
ams-OSRAM AG 2.125%, due 11/03/27[6]	EUR	200,000	169,704
Canada—0.6%
B2Gold Corp. 2.750%, due 02/01/30[2]		124,000	128,801
Fortuna Mining Corp. 3.750%, due 06/30/29[2]		155,000	170,447
Shopify, Inc. 0.125%, due 11/01/25		1,351,000	1,404,027
StorageVault Canada, Inc. 5.000%, due 03/31/28[2]	CAD	298,000	192,700
			1,895,975
China—0.4%
Alibaba Group Holding Ltd. 0.500%, due 06/01/31[2]		412,000	481,628
indie Semiconductor, Inc. 3.500%, due 12/15/29[2]		15,000	15,888
JD.com, Inc. 0.250%, due 06/01/29[2]		309,000	354,003
PDD Holdings, Inc. 0.000%, due 12/01/25[7]		165,000	160,817
Ping An Insurance Group Co. of China Ltd. 0.875%, due 07/22/29[6]		200,000	231,850
Silvercorp Metals, Inc. 4.750%, due 12/15/29[2]		113,000	114,823
			1,359,009
Colombia—0.0%†
ABRA Global Finance 14.000%, due 10/22/29[2]		57,101	55,905
Netherlands—0.1%
Pharming Group NV 4.500%, due 04/25/29[6]	EUR	200,000	210,177
Singapore—0.5%
Sea Ltd. 0.250%, due 09/15/26		191,000	174,459
2.375%, due 12/01/25		1,165,000	1,633,971
			1,808,430
South Korea—0.1%
Delivery Hero SE 1.000%, due 01/23/27[6]	EUR	300,000	283,852
United Kingdom—0.1%
Just Eat Takeaway.com NV 1.250%, due 04/30/26[6]	EUR	300,000	301,230
United States—20.7%
Affirm Holdings, Inc. 0.000%, due 11/15/26[7]		362,000	329,768
0.750%, due 12/15/29[2]		155,000	152,932

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Alphatec Holdings, Inc. 0.750%, due 08/01/26	507,000	$513,596
American Airlines Group, Inc. 6.500%, due 07/01/25	381,000	433,643
American Water Capital Corp. 3.625%, due 06/15/26	103,000	101,919
Amphastar Pharmaceuticals, Inc. 2.000%, due 03/15/29	62,000	56,896
ANI Pharmaceuticals, Inc. 2.250%, due 09/01/29[2]	649,000	672,883
Applied Digital Corp. 2.750%, due 06/01/30[2]	300,000	296,706
Applied Optoelectronics, Inc. 2.750%, due 01/15/30	227,000	208,334
Astronics Corp. 5.500%, due 03/15/30[2]	266,000	292,954
Bentley Systems, Inc. 0.375%, due 07/01/27	155,000	140,655
BigBear.ai Holdings, Inc. 6.000%, due 12/15/29[2]	195,000	241,702
Bill Holdings, Inc. 0.000%, due 04/01/30[2,7]	83,000	88,483
Bitdeer Technologies Group 5.250%, due 12/01/29[2]	116,000	162,980
8.500%, due 08/15/29	408,000	940,599
BlackLine, Inc. 0.000%, due 03/15/26[7]	50,000	47,093
1.000%, due 06/01/29[2]	62,000	69,540
Block, Inc. 0.125%, due 03/01/25	1,371,000	1,348,769
Bloom Energy Corp. 3.000%, due 06/01/28	309,000	452,478
Cheesecake Factory, Inc. 0.375%, due 06/15/26	808,000	840,223
Chefs' Warehouse, Inc. 2.375%, due 12/15/28	315,000	430,819
Cleanspark, Inc. 0.000%, due 06/15/30[2,7]	294,000	276,508
Cloudflare, Inc. 0.000%, due 08/15/26[7]	1,048,000	1,078,570
Coherus Biosciences, Inc. 1.500%, due 04/15/26	298,000	284,895
Collegium Pharmaceutical, Inc. 2.875%, due 02/15/29	641,000	716,747
Confluent, Inc. 0.000%, due 01/15/27[7]	414,000	375,819
CONMED Corp. 2.250%, due 06/15/27	927,000	875,182
Cracker Barrel Old Country Store, Inc. 0.625%, due 06/15/26	515,000	491,763
CSG Systems International, Inc. 3.875%, due 09/15/28	179,000	189,133
Cytokinetics, Inc. 3.500%, due 07/01/27	180,000	221,377
Danimer Scientific, Inc. 3.250%, due 12/15/26[2]	265,000	1,010
	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Datadog, Inc. 0.125%, due 06/15/25	620,000	$959,171
Dayforce, Inc. 0.250%, due 03/15/26	1,230,000	1,185,374
Dexcom, Inc. 0.250%, due 11/15/25	568,000	550,208
0.375%, due 05/15/28	161,000	149,124
DigitalOcean Holdings, Inc. 0.000%, due 12/01/26[7]	1,559,000	1,412,786
DraftKings Holdings, Inc. 0.000%, due 03/15/28[7]	184,000	158,864
Dropbox, Inc. 0.000%, due 03/01/26[7]	390,000	396,883
Duke Energy Corp. 4.125%, due 04/15/26	206,000	213,560
Dynavax Technologies Corp. 2.500%, due 05/15/26	781,000	1,039,339
Encore Capital Group, Inc. 3.250%, due 10/01/25	329,000	433,402
4.000%, due 03/15/29	618,000	638,332
Enovis Corp. 3.875%, due 10/15/28	61,000	66,869
Enphase Energy, Inc. 0.000%, due 03/01/26[7]	1,020,000	960,429
0.000%, due 03/01/28[7]	82,000	67,470
Etsy, Inc. 0.125%, due 10/01/26	85,000	82,707
0.125%, due 09/01/27	106,000	91,895
0.250%, due 06/15/28	116,000	95,789
Evergy, Inc. 4.500%, due 12/15/27	52,000	57,821
Evolent Health, Inc. 1.500%, due 10/15/25	428,000	413,240
3.500%, due 12/01/29	207,000	174,920
Exact Sciences Corp. 0.375%, due 03/15/27	830,000	776,119
0.375%, due 03/01/28	206,000	183,868
2.000%, due 03/01/30[2]	31,000	31,858
Expedia Group, Inc. 0.000%, due 02/15/26[7]	788,000	772,547
EZCORP, Inc. 3.750%, due 12/15/29[2]	358,000	460,248
FARO Technologies, Inc. 5.500%, due 02/01/28	104,000	112,400
Federal Realty OP LP 3.250%, due 01/15/29[2]	21,000	21,315
Five9, Inc. 0.500%, due 06/01/25	814,000	801,670
1.000%, due 03/15/29[2]	105,000	95,027
Fluence Energy, Inc. 2.250%, due 06/15/30[2]	178,000	167,609
fuboTV, Inc. 3.250%, due 02/15/26	96,000	92,112
Greenbrier Cos., Inc. 2.875%, due 04/15/28	816,000	1,047,205

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Groupon, Inc. 6.250%, due 03/15/27[2]	53,000	$49,084
Guardant Health, Inc. 0.000%, due 11/15/27[7]	310,000	272,525
Guess?, Inc. 3.750%, due 04/15/28	253,000	231,812
Guidewire Software, Inc. 1.250%, due 11/01/29[2]	53,000	56,991
Halozyme Therapeutics, Inc. 0.250%, due 03/01/27	206,000	207,230
1.000%, due 08/15/28	413,000	489,455
Health Catalyst, Inc. 2.500%, due 04/15/25	636,000	626,701
HubSpot, Inc. 0.375%, due 06/01/25	837,000	2,306,948
Innoviva, Inc. 2.125%, due 03/15/28	640,000	621,550
Inotiv, Inc. 3.250%, due 10/15/27	300,000	123,229
Insulet Corp. 0.375%, due 09/01/26	617,000	817,963
Integra LifeSciences Holdings Corp. 0.500%, due 08/15/25	789,000	765,611
InterDigital, Inc. 3.500%, due 06/01/27	193,000	460,525
Ionis Pharmaceuticals, Inc. 1.750%, due 06/15/28	51,000	49,088
Jamf Holding Corp. 0.125%, due 09/01/26	192,000	177,293
Jazz Investments I Ltd. 2.000%, due 06/15/26	567,000	581,084
3.125%, due 09/15/30[2]	396,000	430,694
JetBlue Airways Corp. 2.500%, due 09/01/29[2]	41,000	51,740
Lantheus Holdings, Inc. 2.625%, due 12/15/27	294,000	399,846
LCI Industries 1.125%, due 05/15/26	1,265,000	1,242,478
Liberty Broadband Corp. 3.125%, due 03/31/53[2]	103,000	101,530
3.125%, due 06/30/54[2]	621,000	690,291
Liberty Interactive LLC 3.750%, due 02/15/30	955,000	282,388
4.000%, due 11/15/29	220,000	65,710
Liberty Media Corp. 2.375%, due 09/30/53[2]	104,000	153,158
Live Nation Entertainment, Inc. 2.875%, due 01/15/30[2]	165,000	170,597
Lumentum Holdings, Inc. 0.500%, due 12/15/26	103,000	116,026
Lyft, Inc. 0.625%, due 03/01/29[2]	238,000	236,408
1.500%, due 05/15/25	206,000	203,410
MACOM Technology Solutions Holdings, Inc. 0.000%, due 12/15/29[2,7]	155,000	156,169
	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
MARA Holdings, Inc. 0.000%, due 03/01/30[2,7]	418,000	$394,132
Marriott Vacations Worldwide Corp. 0.000%, due 01/15/26[7]	1,243,000	1,182,059
3.250%, due 12/15/27	229,000	214,083
Match Group Financeco 2, Inc. 0.875%, due 06/15/26[2]	1,268,000	1,196,730
Match Group Financeco 3, Inc. 2.000%, due 01/15/30[2]	53,000	45,970
Merit Medical Systems, Inc. 3.000%, due 02/01/29[2]	21,000	29,133
Meritage Homes Corp. 1.750%, due 05/15/28[2]	103,000	103,684
Mesa Laboratories, Inc. 1.375%, due 08/15/25	265,000	256,859
MGP Ingredients, Inc. 1.875%, due 11/15/41	439,000	408,468
Microchip Technology, Inc. 0.750%, due 06/01/30[2]	484,000	446,994
MicroStrategy, Inc. 0.000%, due 12/01/29[2,7]	96,000	84,518
2.250%, due 06/15/32[2]	191,000	341,632
Mitek Systems, Inc. 0.750%, due 02/01/26	462,000	436,310
MKS Instruments, Inc. 1.250%, due 06/01/30[2]	103,000	105,557
NCL Corp. Ltd. 1.125%, due 02/15/27	103,000	112,735
2.500%, due 02/15/27	211,000	231,572
NeoGenomics, Inc. 1.250%, due 05/01/25	469,000	459,987
Nutanix, Inc. 0.250%, due 10/01/27	103,000	134,880
0.500%, due 12/15/29[2]	104,000	107,622
Okta, Inc. 0.125%, due 09/01/25	719,000	697,199
ON Semiconductor Corp. 0.000%, due 05/01/27[7]	147,000	172,271
OPKO Health, Inc. 3.750%, due 01/15/29	252,000	364,823
Ormat Technologies, Inc. 2.500%, due 07/15/27	52,000	50,660
OSI Systems, Inc. 2.250%, due 08/01/29[2]	294,000	350,851
Pacira BioSciences, Inc. 0.750%, due 08/01/25	453,000	441,184
2.125%, due 05/15/29[2]	247,000	244,796
PagerDuty, Inc. 1.500%, due 10/15/28	25,000	24,542
PAR Technology Corp. 1.000%, due 01/15/30[2]	103,000	103,616
Parsons Corp. 0.250%, due 08/15/25	175,000	308,222
Pebblebrook Hotel Trust 1.750%, due 12/15/26	742,000	688,313

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Face amount[5]	Value
Corporate bonds—(continued)
United States—(continued)
Pegasystems, Inc. 0.750%, due 03/01/25	1,332,000	$1,321,560
Penguin Solutions, Inc. 2.000%, due 02/01/29	237,000	275,664
2.000%, due 08/15/30[2]	556,000	554,224
Penn Entertainment, Inc. 2.750%, due 05/15/26	390,000	431,570
Porch Group, Inc. 0.750%, due 09/15/26[2]	215,000	175,520
Progress Software Corp. 1.000%, due 04/15/26	21,000	23,338
3.500%, due 03/01/30[2]	30,000	32,756
PROS Holdings, Inc. 2.250%, due 09/15/27	189,000	182,808
Q2 Holdings, Inc. 0.750%, due 06/01/26	740,000	880,807
RealReal, Inc. 1.000%, due 03/01/28	105,000	78,459
Redfin Corp. 0.500%, due 04/01/27	447,000	340,735
Repay Holdings Corp. 0.000%, due 02/01/26[2,7]	770,000	723,170
2.875%, due 07/15/29[2]	30,000	27,915
Repligen Corp. 1.000%, due 12/15/28	222,000	240,894
RingCentral, Inc. 0.000%, due 03/01/25[7]	248,000	244,992
0.000%, due 03/15/26[7]	480,000	447,803
Rivian Automotive, Inc. 3.625%, due 10/15/30	106,000	93,842
Semler Scientific, Inc. 4.250%, due 08/01/30[2]	72,000	71,230
Shift4 Payments, Inc. 0.000%, due 12/15/25[7]	509,000	773,705
0.500%, due 08/01/27	31,000	36,359
Snap, Inc. 0.000%, due 05/01/27[7]	97,000	84,633
0.125%, due 03/01/28	259,000	215,575
0.500%, due 05/01/30[2]	211,000	184,268
0.750%, due 08/01/26	508,000	498,102
Snowflake, Inc. 0.000%, due 10/01/27[2,7]	876,000	1,148,270
0.000%, due 10/01/29[2,7]	361,000	479,578
SoFi Technologies, Inc. 0.000%, due 10/15/26[2,7]	104,000	110,777
1.250%, due 03/15/29[2]	309,000	562,117
Southern Co. 4.500%, due 06/15/27[2]	52,000	54,514
Summit Hotel Properties, Inc. 1.500%, due 02/15/26	479,000	461,097
Super Micro Computer, Inc. 0.000%, due 03/01/29[2,7]	382,000	336,089
Tandem Diabetes Care, Inc. 1.500%, due 03/15/29[2] Series 2024	827,000	1,083,205
TransMedics Group, Inc. 1.500%, due 06/01/28	264,000	280,503
	Face amount[5]	Value
Corporate bonds—(concluded)
United States—(concluded)
Transocean, Inc. 4.625%, due 09/30/29	548,000	$765,615
Travere Therapeutics, Inc. 2.500%, due 09/15/25	264,000	258,868
Uber Technologies, Inc. 0.000%, due 12/15/25[7]	155,000	160,461
Unity Software, Inc. 0.000%, due 11/15/26[7]	355,000	323,377
Upstart Holdings, Inc. 1.000%, due 11/15/30[2]	71,000	70,657
2.000%, due 10/01/29[2]	445,000	719,636
Varex Imaging Corp. 4.000%, due 06/01/25	327,000	326,028
Veeco Instruments, Inc. 2.875%, due 06/01/29	285,000	331,435
Verint Systems, Inc. 0.250%, due 04/15/26	412,000	387,866
Viavi Solutions, Inc. 1.625%, due 03/15/26	116,000	127,020
Vishay Intertechnology, Inc. 2.250%, due 06/15/25	8,000	7,864
2.250%, due 09/15/30	480,000	434,308
Wayfair, Inc. 0.625%, due 10/01/25	50,000	48,155
1.000%, due 08/15/26	725,000	672,921
3.250%, due 09/15/27	52,000	57,641
3.500%, due 11/15/28	229,000	301,277
Western Digital Corp. 3.000%, due 11/15/28	258,000	360,684
Winnebago Industries, Inc. 3.250%, due 01/15/30[2]	116,000	106,327
WisdomTree, Inc. 3.250%, due 08/15/29[2]	704,000	731,470
Workiva, Inc. 1.250%, due 08/15/28	93,000	93,119
Xometry, Inc. 1.000%, due 02/01/27	484,000	491,768
		67,153,649
Total corporate bonds (cost—$73,710,317)		73,482,570
	Face amount
U.S. Treasury obligations—1.0%
U.S. Treasury Notes 4.000%, due 10/31/29 (cost—$3,100,190)	3,150,000	3,104,350
	Number of shares
Short term investments—32.4%
Short-term U.S. treasury obligations—0.4%
U.S. Treasury Bills 4.293%, due 04/03/25	85,000	84,395
4.332%, due 03/20/25	190,000	188,951

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

		Number of shares	Value
Short term investments—(concluded)
Short-term U.S. treasury obligations—(concluded)
4.348%, due 03/20/25		80,000	$79,557
4.370%, due 02/04/25		185,000	184,934
4.416%, due 03/06/25		185,000	184,269
4.460%, due 04/10/25		595,000	590,272
Total short-term U.S. treasury obligations (cost—$1,312,378)			1,312,378
Investment companies—32.0%
State Street Institutional U.S. Government Money Market Fund, 4.330%[8] (cost—$104,070,618)		104,070,618	104,070,618
	Number of contracts	Notional amount
Options purchased—0.3%
Call options—0.2%
2 Year USD SOFR Interest Rate Swap, strike @4.200, expires 04/09/25 (Counterparty: MSCI)	78,315,000	$328,923,000	$477,153
Eurex 5 Year Euro BOBL Futures,strike @118.000, expires 02/21/25 (Counterparty: DB)	16,000	1,888,000	2,905
Total			480,058
Put options—0.1%
5 Year USD SOFR Interest Rate Swap, strike @1.000, expires 07/14/25 (Counterparty: BNP)	1,205,400,000	1,205,400,000	33,483
5 Year USD SOFR Interest Rate Swap, strike @1.000, expires 07/15/25 (Counterparty: MSCI)	1,356,100,000	1,356,100,000	37,946
5 Year USD SOFR Interest Rate Swap, strike @1.000, expires 07/16/25 (Counterparty: MSCI)	1,187,300,000	1,187,300,000	33,465
EUR/USD vs. Deutsche Boerse AG German Stock Index DAX,strike @18,714.000, expires 03/21/25 (Counterparty: GSI)	75,000	1,403,550,000	1,609
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 02/12/25 (Counterparty: CITI)	209,000	428,032,000	206
	Number of contracts	Notional amount	Value
Options purchased—(concluded)
Put options—(concluded)
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @2,048.000, expires 02/21/25 (Counterparty: CITI)	209,000	$428,032,000	$2,435
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 05/27/25 (Counterparty: CITI)	209,000	43,472,000	31,807
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 06/10/25 (Counterparty: CITI)	209,000	43,472,000	32,667
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 06/24/25 (Counterparty: CITI)	209,000	43,472,000	33,515
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @208.000, expires 07/08/25 (Counterparty: CITI)	209,000	43,472,000	33,858
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,030.000, expires 09/11/25 (Counterparty: MSCI)	522,000	10,977,660,000	92,300
iShares MSCI USA Equal Weighted ETF vs. EUR/USD,strike @21,030.000, expires 09/25/25 (Counterparty: MSCI)	522,000	10,977,660,000	90,936
Lyxor MSCI USA ESG Broad CTB DR UCITS ETF vs. EUR/USD,strike @208.000, expires 07/22/25 (Counterparty: CITI)	209,000	43,472,000	34,362
Total			458,589
Total options purchased (cost—$170,639)			938,647

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—0.3%
Call options—0.1%
Call USD vs. Put CNY, strike @7.450, expires 07/17/25 (Counterparty: BOA)	3,130,000	$23,318,500	$23,340
Call USD vs. Put JPY, strike @171.000, expires 02/14/25 (Counterparty: JPMCB)	168,000	28,728,000	2
Call USD vs. Put JPY, strike @175.000, expires 02/24/25 (Counterparty: JPMCB)	5,908,000	1,033,900,000	6
Call USD vs. Put TWD, strike @33.500, expires 03/28/25 (Counterparty: JPMCB)	2,353,000	78,825,500	10,777
Call USD vs. Put JPY, strike @182.500, expires 06/27/25 (Counterparty: JPMCB)	64,000	11,680,000	254
Call USD vs. Put CNY, strike @7.700, expires 02/04/25 (Counterparty: JPMCB)	4,474,000	34,449,800	4
Call AUD vs. Put NZD, strike @1.200, expires 10/06/25 (Counterparty: JPMCB)	325,000	390,000	3,456
Call USD vs. Put CAD, strike @1.500, expires 02/21/25 (Counterparty: JPMCB)	17,000	25,500	1,544
Call USD vs. Put KRW, strike @1,461.250, expires 04/08/25 (Counterparty: SCB)	2,970,000	4,339,912,500	38,461
Call USD vs. Put CNY, strike @7.500, expires 02/12/25 (Counterparty: JPMCB)	2,147,000	16,102,500	286
Call USD vs. Put CNY, strike @8.000, expires 11/14/25 (Counterparty: JPMCB)	268,000	2,144,000	13,466
Call USD vs. Put CNY, strike @8.000, expires 08/14/25 (Counterparty: JPMCB)	109,000	872,000	3,510
Call EUR vs. Put GBP, strike @0.860, expires 02/14/25 (Counterparty: JPMCB)	330,000	283,800	2,564
Call EUR vs. Put HUF, strike @430.000, expires 02/20/25 (Counterparty: JPMCB)	48,000	20,640,000	415
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CAD, strike @1.460, expires 05/21/25 (Counterparty: JPMCB)	32,000	$46,720	$10,821
Call USD vs. Put HKD, strike @7.800, expires 11/24/25 (Counterparty: JPMCB)	3,584,000	27,955,200	3,681
Call AUD vs. Put NZD, strike @1.140, expires 02/24/25 (Counterparty: JPMCB)	2,753,000	3,138,420	27
Call USD vs. Put SGD, strike @1.380, expires 02/25/25 (Counterparty: JPMCB)	1,446,000	1,995,480	1,604
Call USD vs. Put HKD, strike @7.850, expires 11/26/25 (Counterparty: JPMCB)	7,795,000	61,190,750	6,735
Call USD vs. Put CNY, strike @7.800, expires 12/02/25 (Counterparty: JPMCB)	3,068,000	23,930,400	13,812
Call USD vs. Put CNY, strike @7.520, expires 02/11/25 (Counterparty: JPMCB)	47,000	353,440	525
Call USD vs. Put CNY, strike @7.350, expires 03/26/25 (Counterparty: JPMCB)	3,137,000	23,056,950	18,072
Call USD vs. Put CAD, strike @1.550, expires 06/17/25 (Counterparty: JPMCB)	2,867,000	4,443,850	8,658
Call USD vs. Put CHF, strike @0.940, expires 02/12/25 (Counterparty: JPMCB)	30,000	28,200	292
Call USD vs. Put CNY, strike @7.500, expires 02/07/25 (Counterparty: JPMCB)	1,309,000	9,817,500	44
Call USD vs. Put CAD, strike @1.460, expires 02/05/25 (Counterparty: JPMCB)	843,000	1,230,780	3,312
Call USD vs. Put CNY, strike @7.400, expires 02/14/25 (Counterparty: JPMCB)	1,492,000	11,040,800	1,592
Call USD vs. Put INR, strike @88.000, expires 03/06/25 (Counterparty: JPMCB)	30,000	2,640,000	3,469

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY, strike @7.500, expires 03/06/25 (Counterparty: JPMCB)	1,494,000	$11,205,000	$1,259
Call USD vs. Put CAD, strike @1.550, expires 07/08/25 (Counterparty: JPMCB)	90,000	139,500	6,763
Call EUR vs. Put GBP, strike @0.865, expires 04/10/25 (Counterparty: JPMCB)	752,000	650,480	979
Call USD vs. Put INR, strike @89.000, expires 05/23/25 (Counterparty: JPMCB)	134,000	11,926,000	21,244
Call USD vs. Put CAD, strike @1.515, expires 04/15/25 (Counterparty: JPMCB)	60,000	90,900	6,013
Call USD vs. Put SGD, strike @1.410, expires 04/16/25 (Counterparty: JPMCB)	252,000	355,320	16,394
Call USD vs. Put CAD, strike @1.450, expires 02/17/25 (Counterparty: JPMCB)	755,000	1,094,750	7,133
Call USD vs. Put INR, strike @89.800, expires 04/16/25 (Counterparty: JPMCB)	1,370,000	123,026,000	1,259
Call USD vs. Put MXN, strike @22.400, expires 02/20/25 (Counterparty: JPMCB)	1,013,000	22,691,200	1,232
Call USD vs. Put CAD, strike @1.460, expires 02/20/25 (Counterparty: JPMCB)	678,000	989,880	4,681
Call USD vs. Put CNY, strike @7.425, expires 04/17/25 (Counterparty: JPMCB)	1,535,000	11,397,375	6,848
Call USD vs. Put CAD, strike @1.500, expires 04/22/25 (Counterparty: JPMCB)	133,000	199,500	19,142
Call USD vs. Put CNY, strike @7.300, expires 02/20/25 (Counterparty: JPMCB)	672,000	4,905,600	4,395
Call AUD vs. Put CAD, strike @0.950, expires 04/22/25 (Counterparty: JPMCB)	158,000	150,100	5,760
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(concluded)
Call USD vs. Put CAD, strike @1.445, expires 02/21/25 (Counterparty: JPMCB)	3,031,000	$4,379,795	$34,569
Call USD vs. Put SGD, strike @1.352, expires 02/25/25 (Counterparty: JPMCB)	673,000	909,896	488
Call USD vs. Put CAD, strike @1.510, expires 04/29/25 (Counterparty: JPMCB)	25,000	37,750	2,964
Call USD vs. Put SGD, strike @1.398, expires 04/30/25 (Counterparty: JPMCB)	46,000	64,285	5,632
Total			317,484
Put options—0.2%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	6,302
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	1,014
Call TRY vs. Put USD, strike @34.500, expires 02/21/25 (Counterparty: JPMCB)	648,000	22,356,000	1
Call TRY vs. Put USD, strike @35.000, expires 03/04/25 (Counterparty: JPMCB)	657,000	22,995,000	1
USD vs. CNY,strike @72,325.000, expires 02/14/25
(Counterparty: MSCI)	52,000	3,760,900,000	0
Call JPY vs. Put USD, strike @120.000, expires 09/03/25 (Counterparty: JPMCB)	44,000	5,280,000	385
Call JPY vs. Put USD, strike @120.500, expires 09/09/25 (Counterparty: JPMCB)	176,000	21,208,000	1,724
Call CHF vs. Put GBP, strike @1.050, expires 02/14/25 (Counterparty: JPMCB)	55,000	57,750	34
USD/CNY vs. SOFR, strike @74,008.000, expires 10/03/25 (Counterparty: GSI)	181,605	13,440,222,840	9,094

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
USD/CNY vs. SOFR, strike @74,008.000, expires 09/03/25 (Counterparty: GSI)	181,605	$13,440,222,840	$8,322
USD/CNY vs. SOFR, strike @74,008.000, expires 11/03/25 (Counterparty: GSI)	181,605	13,440,222,840	9,470
Call USD vs. Put EUR, strike @1.050, expires 02/18/25 (Counterparty: BB)	15,000	15,750	11,492
Call USD vs. Put CNY, strike @0.133, expires 06/10/25 (Counterparty: SCB)	34,991,063	4,653,811	22,369
USD/CNY vs. USD/BRL, strike @745.000, expires 04/14/25 (Counterparty: MSCI)	45,000	33,525,000	3,503
Call USD vs. Put EUR, strike @1.000, expires 05/08/25 (Counterparty: JPMCB)	110,000	110,000	14,255
Call USD vs. Put NZD, strike @0.545, expires 02/11/25 (Counterparty: JPMCB)	472,000	257,240	9,643
Call USD vs. Put EUR, strike @1.000, expires 03/13/25 (Counterparty: JPMCB)	36,000	36,000	2,614
Call JPY vs. Put USD, strike @130.000, expires 11/18/25 (Counterparty: JPMCB)	1,066,000	138,580,000	54,122
Call JPY vs. Put USD, strike @130.000, expires 11/04/25 (Counterparty: JPMCB)	1,064,000	138,320,000	50,324
Call JPY vs. Put USD, strike @135.000, expires 12/18/25 (Counterparty: JPMCB)	533,000	71,955,000	54,662
Call JPY vs. Put USD, strike @140.000, expires 08/27/25 (Counterparty: MSCI)	15,000	2,100,000	1,765
Call JPY vs. Put USD, strike @110.000, expires 11/26/25 (Counterparty: JPMCB)	362,000	39,820,000	1,820
Call USD vs. Put EUR, strike @1.000, expires 12/04/25 (Counterparty: JPMCB)	13,687,000	13,687,000	42,597
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call CHF vs. Put EUR, strike @0.902, expires 02/14/25 (Counterparty: JPMCB)	41,000	$36,982	$43
Call JPY vs. Put CHF, strike @160.000, expires 06/20/25 (Counterparty: JPMCB)	47,000	7,520,000	5,737
Call JPY vs. Put USD, strike @145.000, expires 02/18/25 (Counterparty: JPMCB)	88,000	12,760,000	961
Call USD vs. Put GBP, strike @1.180, expires 04/03/25 (Counterparty: JPMCB)	81,000	95,580	7,439
Call TRY vs. Put EUR, strike @38.000, expires 07/03/25 (Counterparty: JPMCB)	52,000	1,976,000	4,216
Call TRY vs. Put EUR, strike @38.000, expires 10/02/25 (Counterparty: JPMCB)	194,000	7,372,000	7,533
Call USD vs. Put EUR, strike @0.980, expires 04/03/25 (Counterparty: JPMCB)	80,000	78,400	3,326
Call USD vs. Put GBP, strike @1.150, expires 07/03/25 (Counterparty: JPMCB)	52,000	59,800	5,118
Call USD vs. Put EUR, strike @1.030, expires 02/06/25 (Counterparty: JPMCB)	646,000	665,380	1,238
Call USD vs. Put GBP, strike @1.180, expires 04/08/25 (Counterparty: JPMCB)	60,000	70,800	5,953
Call TRY vs. Put GBP, strike @46.000, expires 07/08/25 (Counterparty: JPMCB)	31,000	1,426,000	5,342
Call USD vs. Put GBP, strike @1.100, expires 10/08/25 (Counterparty: JPMCB)	67,000	73,700	4,354
Call JPY vs. Put GBP, strike @170.000, expires 10/09/25 (Counterparty: JPMCB)	101,000	17,170,000	14,430
Call USD vs. Put GBP, strike @1.220, expires 02/11/25 (Counterparty: JPMCB)	1,352,000	1,649,440	1,878

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call AUD vs. Put GBP, strike @1.775, expires 07/10/25 (Counterparty: JPMCB)	18,000	$31,950	$351
Call USD vs. Put EUR, strike @1.010, expires 02/24/25 (Counterparty: JPMCB)	41,000	41,410	3,464
Call USD vs. Put GBP, strike @1.210, expires 02/14/25 (Counterparty: JPMCB)	1,091,000	1,320,110	1,120
Call USD vs. Put EUR, strike @1.010, expires 02/14/25 (Counterparty: JPMCB)	1,850,000	1,868,500	925
Call USD vs. Put EUR, strike @1.023, expires 02/14/25 (Counterparty: JPMCB)	1,509,000	1,543,707	2,534
Call JPY vs. Put USD, strike @155.000, expires 02/14/25 (Counterparty: JPMCB)	665,000	103,075,000	5,327
Call USD vs. Put EUR, strike @0.980, expires 03/13/25 (Counterparty: JPMCB)	97,000	95,060	2,376
Call TRY vs. Put USD, strike @37.000, expires 07/15/25 (Counterparty: JPMCB)	35,000	1,295,000	1,740
Call BRL vs. Put USD, strike @5.500, expires 01/16/26 (Counterparty: JPMCB)	133,000	731,500	17,635
Call USD vs. Put GBP, strike @1.210, expires 02/19/25 (Counterparty: JPMCB)	623,000	753,830	894
Call MXN vs. Put USD, strike @20.500, expires 02/28/25 (Counterparty: JPMCB)	1,526,000	31,283,000	14,155
Call TRY vs. Put USD, strike @37.000, expires 04/21/25 (Counterparty: JPMCB)	17,000	629,000	4,762
Call JPY vs. Put USD, strike @153.000, expires 02/20/25 (Counterparty: JPMCB)	678,000	103,734,000	3,237
Call BRL vs. Put USD, strike @5.600, expires 01/22/26 (Counterparty: JPMCB)	133,000	744,800	21,899
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(concluded)
Put options—(concluded)
Call TRY vs. Put EUR, strike @41.200, expires 10/29/25 (Counterparty: JPMCB)	77,000	$3,172,400	$14,728
Call USD vs. Put EUR, strike @1.025, expires 02/07/25 (Counterparty: JPMCB)	1,519,000	1,556,975	1,513
Call JPY vs. Put USD, strike @147.500, expires 05/01/25 (Counterparty: JPMCB)	1,010,000	148,975,000	7,595
Total			477,336
Total foreign exchange options purchased (cost—$1,104,030)			794,820
Equity options purchased—0.4%
Call options—0.2%
Call EURO STOXX 50 Index, strike @5,250.000, expires 03/21/25 (Counterparty: JPMCB)	66	3,465,000	84,079
Call EURO STOXX 50 Index,strike @5,400.000, expires 03/21/25 (Counterparty: JPMCB)	66	3,564,000	35,056
Call EURO STOXX 50 Index,strike @5,000.000, expires 12/17/27 (Counterparty: JPMCB)	51	2,550,000	344,798
Call S&P 500 Index, strike @6,050.000, expires 03/21/25 (Counterparty: JPMCB)	10	6,050,000	122,500
Call S&P 500 Index, strike @6,175.000, expires 03/21/25 (Counterparty: JPMCB)	10	6,175,000	58,790
Total			645,223
Put options—0.2%
Call SPDR S&P 500 ETF Trust, strike @609.000, expires 02/28/25 (Counterparty: WF)	20	1,218,000	22,800
CME E-mini S&P 500 European Style Week 1 Option, strike @5,900.000, expires 02/07/25 (Counterparty: MSCI)	3	885,000	1,350

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(concluded)
Put options—(concluded)
CME E-mini S&P 500 European Style Week 1 Option, strike @5,950.000, expires 02/07/25 (Counterparty: MSCI)	2	$595,000	$1,500
CME E-mini S&P 500 European Style Week 3 Option, strike @5,600.000, expires 02/21/25 (Counterparty: MSCI)	31	8,680,000	10,462
CME E-mini S&P 500 European Style Week 3 Option, strike @5,700.000, expires 02/21/25 (Counterparty: MSCI)	33	9,405,000	16,500
CME E-mini S&P 500 Index Futures, strike @5,600.000, expires 03/21/25 (Counterparty: MSCI)	2	560,000	2,650
Put EURO STOXX 50 Index, strike @5,000.000, expires 03/21/25 (Counterparty: JPMCB)	66	3,300,000	20,404
Put EURO STOXX 50 Index, strike @5,000.000, expires 12/19/25 (Counterparty: JPMCB)	33	1,650,000	66,825
Put EURO STOXX 50 Index, strike @4,400.000, expires 12/17/27 (Counterparty: JPMCB)	184	8,096,000	506,027
Put S&P 500 Index, strike @5,900.000, expires 03/21/25 (Counterparty: JPMCB)	10	5,900,000	66,500
Total			715,018
Total equity options purchased (cost—$1,628,747)			1,360,241
Total investments before investments sold short (cost—$359,766,943)—111.8%			363,196,398
	Number of shares	Value
Investments sold short—(28.6)%
Common stocks—(22.5)%
Australia—(0.4)%
Champion Iron Ltd.	(92,379)	$(313,877)
Flight Centre Travel Group Ltd.	(3,683)	(40,599)
Liontown Resources Ltd.	(793,590)	(325,879)
Lynas Rare Earths Ltd.	(7,070)	(27,403)
Mineral Resources Ltd.	(18,656)	(397,997)
		(1,105,755)
Canada—(3.2)%
Algonquin Power & Utilities Corp.	(35,600)	(158,483)
ARC Resources Ltd.	(4,080)	(69,874)
Barrick Gold Corp.	(22,890)	(374,216)
Baytex Energy Corp.	(60,190)	(144,537)
BCE, Inc.	(14,260)	(339,587)
Boston Pizza Royalties Income Fund	(4,430)	(52,733)
CAE, Inc.	(12,200)	(287,676)
Cameco Corp.	(7,600)	(375,830)
Canadian Apartment Properties REIT	(5,840)	(162,781)
Canadian Tire Corp. Ltd.	(760)	(85,562)
Cogeco Communications, Inc.	(3,090)	(130,012)
CT Real Estate Investment Trust	(44,320)	(435,774)
Emera, Inc.	(5,560)	(211,252)
EQB, Inc.	(4,960)	(369,812)
Fiera Capital Corp.	(23,510)	(126,985)
Fortis, Inc.	(5,310)	(226,160)
Fortuna Mining Corp.	(17,056)	(86,474)
Hydro One Ltd.	(12,750)	(396,708)
IGM Financial, Inc.	(23,010)	(738,264)
Imperial Oil Ltd.	(8,750)	(582,009)
Intact Financial Corp.	(3,500)	(621,684)
Lithium Americas Corp.	(26,800)	(80,215)
Loblaw Cos. Ltd.	(1,740)	(217,873)
MEG Energy Corp.	(2,510)	(41,155)
Metro, Inc.	(3,740)	(233,687)
National Bank of Canada	(3,090)	(274,248)
NexGen Energy Ltd.	(15,600)	(101,864)
Pet Valu Holdings Ltd.	(6,890)	(120,890)
PrairieSky Royalty Ltd.	(24,930)	(464,173)
Precision Drilling Corp.	(4,850)	(282,821)
Quebecor, Inc.	(12,500)	(277,462)
Restaurant Brands International, Inc.	(2,500)	(153,714)
Richelieu Hardware Ltd.	(14,800)	(418,333)
RioCan Real Estate Investment Trust	(25,010)	(318,013)
Shopify, Inc.	(3,765)	(439,752)
StorageVault Canada, Inc.	(3,426)	(8,604)
Toromont Industries Ltd.	(1,990)	(158,682)
Total Energy Services, Inc.	(13,050)	(100,388)
Trican Well Service Ltd.	(82,280)	(261,557)
Vermilion Energy, Inc.	(14,640)	(134,881)
West Fraser Timber Co. Ltd.	(1,850)	(160,401)
Whitecap Resources, Inc.	(38,930)	(256,346)
		(10,481,472)
Chile—(0.0)%†
Antofagasta PLC	(4,614)	(97,837)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
China—(0.2)%
Alibaba Group Holding Ltd.	(2,926)	$(289,206)
indie Semiconductor, Inc.	(2,432)	(9,971)
JD.com, Inc.	(4,431)	(180,431)
PDD Holdings, Inc.	(130)	(14,548)
Ping An Insurance Group Co. of China Ltd.	(26,600)	(149,776)
Silvercorp Metals, Inc.	(15,458)	(48,538)
		(692,470)
Congo—(0.1)%
Ivanhoe Mines Ltd.	(35,300)	(379,147)
Denmark—(0.0)%†
Zealand Pharma AS	(1,090)	(110,762)
Finland—(0.1)%
Neste OYJ	(30,092)	(381,304)
France—(0.3)%
Airbus SE	(2,522)	(436,234)
Sartorius Stedim Biotech	(1,985)	(457,699)
		(893,933)
Germany—(0.2)%
Carl Zeiss Meditec AG	(3,149)	(191,834)
Infineon Technologies AG	(8,737)	(287,260)
Mercedes-Benz Group AG	(2,759)	(167,858)
		(646,952)
Israel—(0.0)%†
Mobileye Global, Inc.	(4,507)	(74,478)
Italy—(0.1)%
Amplifon SpA	(11,520)	(307,859)
Japan—(0.7)%
KeePer Technical Laboratory Co. Ltd.	(5,300)	(152,070)
Kikkoman Corp.	(34,500)	(361,085)
Lasertec Corp.	(4,400)	(457,615)
M3, Inc.	(44,800)	(406,606)
Orix JREIT, Inc.	(23)	(25,521)
Sakura Internet, Inc.	(2,100)	(63,637)
SMC Corp.	(1,000)	(378,386)
Yaskawa Electric Corp.	(16,000)	(464,532)
		(2,309,452)
Netherlands—(0.1)%
BE Semiconductor Industries NV	(2,667)	(340,126)
Pharming Group NV	(87,135)	(78,047)
		(418,173)
Norway—(0.1)%
NEL ASA	(825,100)	(171,955)
Singapore—(0.4)%
Sea Ltd.	(10,752)	(1,309,486)
STMicroelectronics NV	(4,484)	(100,177)
		(1,409,663)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
South Korea—(0.0)%†
Delivery Hero SE	(366)	$(9,459)
Spain—(0.2)%
Cellnex Telecom SA	(13,217)	(442,680)
Sweden—(0.3)%
EQT AB	(14,749)	(481,563)
Nibe Industrier AB	(119,964)	(480,632)
		(962,195)
Switzerland—(0.0)%†
ABB Ltd.	(1,445)	(78,684)
Turkey—(0.2)%
Eldorado Gold Corp.	(43,630)	(664,049)
United Kingdom—(0.3)%
Ashtead Group PLC	(3,710)	(241,788)
Burberry Group PLC	(7,299)	(106,677)
Croda International PLC	(2,676)	(110,222)
Entain PLC	(17,263)	(149,893)
Legal & General Group PLC	(38,411)	(114,701)
Melrose Industries PLC	(7,641)	(57,667)
		(780,948)
United States—(15.6)%
Advanced Drainage Systems, Inc.	(3,250)	(392,957)
Advanced Micro Devices, Inc.	(3,067)	(355,619)
AECOM	(3,920)	(413,325)
Affirm Holdings, Inc.	(1,381)	(84,338)
Albemarle Corp.	(5,366)	(451,764)
Alphatec Holdings, Inc.	(10,925)	(128,806)
American Airlines Group, Inc.	(22,481)	(380,379)
American Water Works Co., Inc.	(1,341)	(167,142)
Amphastar Pharmaceuticals, Inc.	(476)	(16,598)
ANI Pharmaceuticals, Inc.	(6,016)	(352,778)
Apple, Inc.	(880)	(207,680)
Applied Digital Corp.	(25,476)	(181,389)
Applied Optoelectronics, Inc.	(4,267)	(119,135)
Archer Aviation, Inc.	(6,040)	(57,078)
Astronics Corp.	(8,406)	(148,786)
Badger Meter, Inc.	(3,888)	(831,682)
Bentley Systems, Inc.	(397)	(18,480)
BigBear.ai Holdings, Inc.	(47,171)	(200,005)
Bill Holdings, Inc.	(501)	(48,482)
Bitdeer Technologies Group	(51,593)	(955,502)
BlackLine, Inc.	(673)	(42,971)
Block, Inc.	(4,546)	(412,868)
Bloom Energy Corp.	(14,800)	(348,984)
Boeing Co.	(1,921)	(339,095)
Bridgebio Pharma, Inc.	(5,170)	(176,866)
BRP, Inc.	(1,900)	(90,859)
Brunswick Corp.	(1,520)	(102,509)
Builders FirstSource, Inc.	(84)	(14,052)
CarMax, Inc.	(7,080)	(606,331)
Carrier Global Corp.	(2,100)	(137,298)
Carvana Co.	(1,167)	(288,809)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cassava Sciences, Inc.	(17,538)	$(41,740)
Caterpillar, Inc.	(370)	(137,433)
CBRE Group, Inc.	(990)	(143,293)
Centrus Energy Corp.	(1,340)	(110,282)
CH Robinson Worldwide, Inc.	(510)	(50,740)
Charter Communications, Inc.	(1,151)	(397,659)
Cheesecake Factory, Inc.	(4,533)	(254,528)
Chefs' Warehouse, Inc.	(5,953)	(320,629)
Cleanspark, Inc.	(15,042)	(157,038)
Cloudflare, Inc.	(2,409)	(333,406)
Collegium Pharmaceutical, Inc.	(12,883)	(413,802)
Confluent, Inc.	(559)	(16,591)
CONMED Corp.	(1,591)	(114,202)
Copart, Inc.	(7,910)	(458,226)
CoStar Group, Inc.	(2,515)	(192,649)
Cracker Barrel Old Country Store, Inc.	(183)	(11,891)
CSG Systems International, Inc.	(1,302)	(76,545)
CSX Corp.	(2,480)	(81,518)
Cushman & Wakefield PLC	(5,130)	(70,743)
Cytokinetics, Inc.	(2,395)	(118,457)
Datadog, Inc.	(6,706)	(957,013)
Dayforce, Inc.	(6,602)	(467,025)
Deckers Outdoor Corp.	(2,644)	(468,940)
Deere & Co.	(510)	(243,046)
Delek U.S. Holdings, Inc.	(2,819)	(50,347)
Dexcom, Inc.	(762)	(66,164)
Digimarc Corp.	(2,473)	(90,685)
DraftKings, Inc.	(10,904)	(457,423)
Dropbox, Inc.	(4,079)	(131,140)
DTE Energy Co.	(1,894)	(227,053)
Duke Energy Corp.	(739)	(82,761)
Dynavax Technologies Corp.	(57,656)	(752,411)
Elastic NV	(4,200)	(472,836)
Encore Capital Group, Inc.	(13,751)	(680,674)
Energy Fuels, Inc.	(46,300)	(244,346)
Energy Fuels, Inc.	(4,400)	(23,364)
Enovis Corp.	(687)	(32,275)
Enovix Corp.	(11,597)	(139,860)
Enphase Energy, Inc.	(2,085)	(129,854)
EQT Corp.	(1,950)	(99,684)
Etsy, Inc.	(440)	(24,160)
Evergy, Inc.	(545)	(34,973)
Evolent Health, Inc.	(1,631)	(17,044)
Exact Sciences Corp.	(11,059)	(619,857)
Expand Energy Corp.	(1,773)	(180,137)
Expedia Group, Inc.	(653)	(111,630)
Expeditors International of Washington, Inc.	(2,090)	(237,382)
EyePoint Pharmaceuticals, Inc.	(28,227)	(215,937)
EZCORP, Inc.	(27,385)	(328,894)
FARO Technologies, Inc.	(1,288)	(40,855)
Federal Realty Investment Trust	(78)	(8,473)
Five Below, Inc.	(6,055)	(567,838)
Five9, Inc.	(696)	(28,529)
Fluence Energy, Inc.	(6,420)	(83,524)
Ford Motor Co.	(14,242)	(143,559)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
fuboTV, Inc.	(78)	$(315)
Ginkgo Bioworks Holdings, Inc.	(2,309)	(30,848)
Globalstar, Inc.	(28,563)	(43,701)
Greenbrier Cos., Inc.	(11,812)	(782,663)
Groupon, Inc.	(744)	(7,790)
Guardant Health, Inc.	(752)	(35,329)
Guess?, Inc.	(3,624)	(46,786)
Guidewire Software, Inc.	(148)	(31,268)
Halozyme Therapeutics, Inc.	(6,542)	(370,539)
Honeywell International, Inc.	(788)	(176,291)
Hub Group, Inc.	(6,840)	(305,132)
HubSpot, Inc.	(2,962)	(2,308,968)
Illinois Tool Works, Inc.	(815)	(211,215)
ImmunityBio, Inc.	(13,235)	(45,661)
Immunovant, Inc.	(1,879)	(40,849)
Innoviva, Inc.	(11,346)	(211,489)
Inotiv, Inc.	(7,876)	(33,709)
Insulet Corp.	(2,192)	(610,209)
InterDigital, Inc.	(2,462)	(450,497)
International Flavors & Fragrances, Inc.	(1,860)	(161,987)
Ionis Pharmaceuticals, Inc.	(459)	(14,642)
IonQ, Inc.	(444)	(17,534)
Ivanhoe Electric, Inc.	(20,949)	(124,018)
Jacobs Solutions, Inc.	(3,000)	(420,390)
Jazz Pharmaceuticals PLC	(3,267)	(406,317)
JetBlue Airways Corp.	(5,598)	(36,835)
Joby Aviation, Inc.	(3,399)	(28,076)
Kennametal, Inc.	(7,600)	(182,020)
Kinder Morgan, Inc.	(4,281)	(117,642)
Kohl's Corp.	(7,450)	(98,414)
Lantheus Holdings, Inc.	(2,827)	(261,526)
LCI Industries	(1,776)	(186,107)
Lennar Corp.	(728)	(95,543)
Lennox International, Inc.	(303)	(179,503)
Linde PLC	(424)	(189,155)
Live Nation Entertainment, Inc.	(1,382)	(199,948)
Lockheed Martin Corp.	(470)	(217,586)
Louisiana-Pacific Corp.	(1,480)	(173,116)
Lucid Group, Inc.	(16,265)	(44,891)
Lumentum Holdings, Inc.	(602)	(51,206)
Lyft, Inc.	(7,525)	(101,888)
MACOM Technology Solutions Holdings, Inc.	(625)	(82,656)
Magnite, Inc.	(11,550)	(198,660)
MannKind Corp.	(62,032)	(359,165)
MARA Holdings, Inc.	(12,882)	(236,256)
Markel Group, Inc.	(80)	(146,302)
Marriott Vacations Worldwide Corp.	(822)	(71,325)
Martin Marietta Materials, Inc.	(1,070)	(582,208)
Match Group, Inc.	(782)	(27,917)
McDonald's Corp.	(630)	(181,881)
Merit Medical Systems, Inc.	(212)	(23,083)
Meritage Homes Corp.	(406)	(31,615)
Mesa Laboratories, Inc.	(23)	(3,167)
Microchip Technology, Inc.	(839)	(45,558)
MicroStrategy, Inc.	(967)	(323,742)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Miller Industries, Inc.	(3,809)	$(251,280)
Millrose Properties, Inc.	(364)	(4,026)
Mitek Systems, Inc.	(2,751)	(28,060)
MKS Instruments, Inc.	(449)	(50,863)
Moderna, Inc.	(11,637)	(458,731)
MongoDB, Inc.	(1,617)	(441,958)
MP Materials Corp.	(4,203)	(92,298)
New Fortress Energy, Inc.	(9,360)	(140,400)
NextDecade Corp.	(11,523)	(97,715)
Norwegian Cruise Line Holdings Ltd.	(5,222)	(148,044)
Nutanix, Inc.	(2,118)	(145,644)
Old Dominion Freight Line, Inc.	(1,610)	(298,832)
ON Semiconductor Corp.	(1,799)	(94,160)
OPKO Health, Inc.	(174,720)	(265,574)
Ormat Technologies, Inc.	(260)	(16,679)
Oshkosh Corp.	(3,654)	(425,326)
OSI Systems, Inc.	(1,181)	(231,996)
Pacira BioSciences, Inc.	(4,139)	(108,980)
PagerDuty, Inc.	(475)	(8,797)
PAR Technology Corp.	(754)	(54,733)
Parsons Corp.	(3,901)	(309,232)
Pebblebrook Hotel Trust	(5,803)	(76,193)
Pegasystems, Inc.	(342)	(37,035)
Penguin Solutions, Inc.	(23,033)	(467,109)
Penn Entertainment, Inc.	(9,320)	(191,992)
PepsiCo, Inc.	(840)	(126,580)
Plug Power, Inc.	(64,441)	(119,860)
Polaris, Inc.	(1,640)	(78,228)
Porch Group, Inc.	(1,380)	(6,141)
Progress Software Corp.	(527)	(30,213)
PROS Holdings, Inc.	(1,956)	(46,201)
Public Service Enterprise Group, Inc.	(1,754)	(146,529)
PureCycle Technologies, Inc.	(14,636)	(136,261)
Q2 Holdings, Inc.	(5,740)	(546,276)
QuantumScape Corp.	(5,433)	(28,089)
RealReal, Inc.	(1,977)	(18,861)
Recursion Pharmaceuticals, Inc.	(5,176)	(37,474)
Redfin Corp.	(19,518)	(156,144)
Regency Centers Corp.	(6,025)	(432,836)
Repay Holdings Corp.	(1,373)	(10,256)
Repligen Corp.	(748)	(124,325)
Riot Platforms, Inc.	(8,056)	(95,705)
Rivian Automotive, Inc.	(24,709)	(310,345)
Samsara, Inc.	(1,140)	(58,710)
SEI Investments Co.	(1,250)	(108,225)
Semler Scientific, Inc.	(755)	(39,230)
Shift4 Payments, Inc.	(5,886)	(705,437)
Silgan Holdings, Inc.	(9,290)	(511,136)
Snap, Inc.	(13,047)	(147,301)
Snowflake, Inc.	(7,077)	(1,284,546)
SoFi Technologies, Inc.	(31,113)	(490,963)
Southern Co.	(3,059)	(256,803)
Summit Hotel Properties, Inc.	(11,063)	(74,233)
Super Micro Computer, Inc.	(854)	(24,356)
Synchrony Financial	(3,780)	(260,744)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
T. Rowe Price Group, Inc.	(990)	$(115,751)
Talen Energy Corp.	(542)	(120,178)
Tandem Diabetes Care, Inc.	(19,663)	(728,711)
Tapestry, Inc.	(9,744)	(710,727)
Terex Corp.	(6,170)	(296,715)
Tesla, Inc.	(260)	(105,196)
Toro Co.	(1,240)	(103,255)
Trane Technologies PLC	(380)	(137,845)
TransMedics Group, Inc.	(1,859)	(125,575)
Transocean Ltd.	(128,752)	(504,708)
Travere Therapeutics, Inc.	(847)	(17,330)
Uber Technologies, Inc.	(787)	(52,611)
Upstart Holdings, Inc.	(9,284)	(601,093)
Uranium Energy Corp.	(6,355)	(44,866)
Veeco Instruments, Inc.	(6,863)	(174,183)
Viavi Solutions, Inc.	(4,632)	(55,769)
Vishay Intertechnology, Inc.	(7,841)	(132,748)
Vistra Corp.	(557)	(93,593)
Vulcan Materials Co.	(4,400)	(1,206,260)
Wayfair, Inc.	(5,277)	(255,248)
WEC Energy Group, Inc.	(1,821)	(180,752)
Welltower, Inc.	(2,500)	(341,200)
Western Digital Corp.	(4,007)	(260,976)
Williams-Sonoma, Inc.	(3,360)	(710,203)
Winnebago Industries, Inc.	(652)	(31,166)
WisdomTree, Inc.	(40,791)	(399,344)
Workiva, Inc.	(403)	(39,583)
Xometry, Inc.	(4,315)	(143,301)
Xylem, Inc.	(3,818)	(473,585)
Zillow Group, Inc.	(2,858)	(234,985)
		(50,653,892)
Total common stocks (proceeds—$(73,686,370))		(73,073,119)
Exchange traded funds—(6.1)%
SPDR S&P Oil & Gas Exploration & Production ETF	(343)	(46,017)
BMO S&P 500 Index ETF	(9,100)	(601,344)
iShares MSCI USA Momentum Factor ETF	(3,650)	(799,825)
SPDR S&P 500 ETF Trust	(8,685)	(5,226,807)
Industrial Select Sector SPDR Fund	(10,278)	(1,421,961)
iShares iBoxx $ High Yield Corporate Bond ETF	(39,889)	(3,179,951)
Invesco QQQ Trust	(380)	(198,470)
iShares Russell 2000 ETF	(11,159)	(2,527,290)
iShares Core S&P/TSX Capped Composite Index ETF	(104,800)	(2,939,895)
SPDR Dow Jones Industrial Average ETF Trust	(1,470)	(654,723)
iShares U.S. Real Estate ETF	(9,790)	(928,288)
iShares MSCI Brazil ETF	(4,094)	(103,701)
iShares S&P/TSX Capped Energy Index ETF	(16,070)	(189,742)
iShares S&P/TSX Capped REIT Index ETF	(93,310)	(943,148)
SPDR S&P Homebuilders ETF	(960)	(104,064)
Total exchange traded funds (proceeds—$(18,922,117))		(19,865,226)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(concluded)
Preferred stocks—(0.0)%†
Germany—(0.0)%†
Volkswagen AG	(928)	$(94,624)
Total preferred stocks (proceeds—$(90,259))		(94,624)
Total investments sold short (proceeds—$(92,698,746))		(93,032,969)
Other assets in excess of liabilities—16.8%		54,694,003
Net assets—100.0%		$324,857,432

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
GBP	610,857,000	156,630,000	Call 2 Year USD SOFR Interest Rate Swap, strike @ 3.900	MSCI	04/09/25	$—	$(381,905)	$(381,905)
JPY	964,320,000	1,205,400,000	Call 5 Year USD SOFR Interest Rate Swap, strike @ 0.800	BNP	07/14/25	—	(13,211)	(13,211)
JPY	1,084,880,000	1,356,100,000	Call 5 Year USD SOFR Interest Rate Swap, strike @ 0.800	MSCI	07/15/25		(14,988)	(14,988)
JPY	949,840,000	1,187,300,000	Call 5 Year USD SOFR Interest Rate Swap, strike @ 0.800	MSCI	07/16/25	—	(13,230)	(13,230)
Total						$—	$(423,334)	$(423,334)
			Put options
JPY	2,350,510,144	1,808,084,726	Put 5 Year USD SOFR Interest Rate Swap, strike @ 1.300	BNP	07/14/25	$—	$(10,239)	$(10,239)
JPY	2,644,330,000	2,034,100,000	Put 5 Year USD SOFR Interest Rate Swap, strike @ 1.300	MSCI	07/15/25	—	(11,745)	(11,745)
JPY	2,315,319,856	1,781,015,274	Put 5 Year USD SOFR Interest Rate Swap, strike @ 1.300	MSCI	07/16/25	—	(10,482)	(10,482)
Total						$—	$(32,466)	$(32,466)
Total options written						$—	$(455,800)	$(455,800)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	2,039	1,446,000	Call USD vs. Put SGD, 0.000, 1.410	JPMCB	02/25/25	$1,187	$(78)	$1,109
EUR	658	752,000	Call EUR vs. Put GBP, 0.000, 0.875	JPMCB	04/10/25	2,041	(445)	1,596
USD	11,589	1,535,000	Call USD vs. Put CNY, 0.000, 7.550	JPMCB	04/17/25	2,806	(2,955)	(149)
USD	3,234	2,021,000	Call USD vs. Put CAD, 0.000, 1.600	JPMCB	06/17/25	3,032	(3,052)	(20)
Total						$9,066	$(6,530)	$2,536
			Put options
EUR	22	22,000	Call USD vs. Put EUR, 1.010, 0.000	JPMCB	02/24/25	$4,782	$(1,859)	$2,923
USD	101,623	673,000	Call JPY vs. Put USD, 151.000, 0.000	JPMCB	02/20/25	1,360	(1,471)	(111)
USD	144,430	1,010,000	Call JPY vs. Put USD, 143.000, 0.000	JPMCB	05/01/25	2,980	(2,980)	—
Total						$9,122	$(6,310)	$2,812
Total foreign exchange options written						$18,188	$(12,840)	$5,348

Equity options written

Notional amount#		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	1,650,000	33	Call EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/19/25	$131,157	$(163,468)	$(32,311)
Total						$131,157	$(163,468)	$(32,311)
			Put options
EUR	5,808,000	132	Put EURO STOXX 50 Index, strike @ 4,400.000	JPMCB	12/19/25	$250,597	$(110,919)	$139,678
EUR	2,550,000	51	Put EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/17/27	293,104	(233,533)	59,571
USD	1,160,000	4	Put CME E-mini S&P 500 European Style Week 1 Option, strike @ 5,800.000	MSCI	02/07/25	2,319	(530)	1,789
USD	1,174,000	20	Put SPDR S&P 500 ETF Trust, strike @ 587.000	WF	02/28/25	6,035	(8,160)	(2,125)
USD	550,000	2	Put CME E-mini S&P 500 Index Futures, strike @ 5,500.000	MSCI	03/21/25	5,072	(1,925)	3,147
Total						$557,127	$(355,067)	$202,060
Total equity options written						$688,284	$(518,535)	$169,749

#  For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
1	USD	CBOE Volatility Index Futures	February 2025	$17,080	$17,359	$279
15	USD	CBOE Volatility Index Futures	June 2025	290,920	280,770	(10,150)
23	USD	E-mini S&P 500 Index Futures	March 2025	6,954,825	6,977,337	22,512
1	USD	E-mini S&P MidCap 400 Index Futures	March 2025	330,500	325,000	(5,500)
14	EUR	EURO Bobl 5 Year Index Future	March 2025	1,702,032	1,705,507	3,475
13	EUR	Euro Bund 10 Year Index Futures	March 2025	1,777,586	1,787,192	9,606
11	EUR	EURO Schatz 2 Year Index Futures	March 2025	1,218,751	1,218,909	158
2	EUR	EURO STOXX 600 Index Futures	March 2025	53,273	56,020	2,747
0	EUR	Euronext CAC 40 Index Futures	February 2025	389,549	413,093	23,544
6	GBP	FTSE 100 Index Futures	March 2025	616,205	644,326	28,121
1	EUR	FTSE MIB Index Futures	March 2025	190,181	189,958	(223)
5	EUR	FVSA index—Mini-Index Futures on VSTOXX	February 2025	8,939	8,559	(380)
11	HKD	Hang Seng China Enterprises Index Futures	February 2025	1,419,615	1,434,663	15,048
0	HKD	Hang Seng China Enterprises Index Futures	February 2025	188,093	190,480	2,387
16	KRW	KOSPI 200 Index Futures	March 2025	877,601	915,348	37,747
2	EUR	MEFF Madrid IBEX 35 Index Futures	February 2025	244,527	257,136	12,609
3	EUR	Mini-DAX Index Futures	March 2025	316,075	339,479	23,404
11	SGD	MSCI Singapore Index Futures	February 2025	307,525	316,685	9,160
0	SEK	OML Stockholm OMXS30 Index Futures	February 2025	161,262	168,800	7,538
2	JPY	OSE Nikkei 225 mini Index Futures	March 2025	505,761	511,042	5,281
68	JPY	OSE Nikkei 225 Mini Index Futures	March 2025	1,726,449	1,737,541	11,092
1	USD	Russell 2000 Value Index Futures	March 2025	119,570	114,770	(4,800)
3	AUD	S&P ASX Share Price Index 200 Futures	March 2025	387,605	396,660	9,055
3	CAD	S&P/TSX 60 Index Futures	March 2025	630,108	636,763	6,655
65	USD	SGX FTSE China A50 Index Futures	February 2025	829,153	855,660	26,507
3	JPY	TSE TOPIX Index Futures	March 2025	531,653	539,863	8,210
Interest rate futures buy contracts:
11	AUD	Australian Bond 10 Year Futures	March 2025	$768,472	$768,092	$(380)
14	AUD	Australian Bond 3 Year Futures	March 2025	927,303	923,937	(3,366)
5	USD	British Pound Currency Futures	March 2025	382,585	387,469	4,884
7	EUR	Eurex Short-term Euro-BTP Futures	March 2025	783,467	779,918	(3,549)
2	EUR	Italian Government Bond Futures	March 2025	247,534	248,644	1,110
2	JPY	Japan Government Bond 10 Year Futures	March 2025	1,825,075	1,813,985	(11,090)
3	USD	Japanese Yen Currency Futures	March 2025	244,240	242,906	(1,334)
12	KRW	Korea Treasury Bond 3 Year Futures	March 2025	884,515	882,698	(1,817)
10	USD	New Zealand Dollar Currency Futures	March 2025	567,613	564,350	(3,263)
5	USD	Swedish Krona Currency Futures	March 2025	910,908	904,500	(6,408)
5	USD	Swiss Franc Currency Futures	March 2025	693,487	689,687	(3,800)
46	GBP	United Kingdom Long Gilt Bond Futures	March 2025	5,250,375	5,291,172	40,797
U.S. Treasury futures buy contracts:
154	USD	U.S. Treasury Note 10 Year Futures	March 2025	$16,665,226	$16,761,937	$96,711
32	USD	U.S. Treasury Note 2 Year Futures	March 2025	6,575,985	6,580,000	4,015
Total				$58,521,623	$58,878,215	$356,592

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures sell contracts:
15	USD	CBOE Volatility Index Futures	February 2025	$(258,450)	$(260,379)	$(1,929)
5	USD	E-mini S&P 500 Index Futures	March 2025	(1,535,431)	(1,516,812)	18,619
10	EUR	EURO STOXX 50 Index Futures	March 2025	(541,169)	(548,889)	(7,720)
77	EUR	EURO STOXX 600 Index Futures	March 2025	(2,035,901)	(2,156,755)	(120,854)
120	EUR	EURO STOXX Banks Index Futures	March 2025	(929,716)	(1,006,175)	(76,459)
0	EUR	Euronext CAC 40 Index Futures	March 2025	(231,045)	(248,447)	(17,402)
1	GBP	FTSE 250 Index Futures	March 2025	(49,385)	(52,092)	(2,707)
16	USD	Russell 2000 Value Index Futures	March 2025	(1,899,565)	(1,836,320)	63,245
17	JPY	TSE Mini Topix Index Futures	March 2025	(302,607)	(305,922)	(3,315)
7	JPY	TSE TOPIX Index Futures	March 2025	(1,242,414)	(1,259,680)	(17,266)
5	USD	U.S. MSCI Emerging Markets Index Futures	March 2025	(265,190)	(272,600)	(7,410)
Interest rate futures sell contracts:
17	USD	Australian Dollar Currency Futures	March 2025	$(1,065,782)	$(1,056,805)	$8,977
9	CAD	Canadian Bond 10 Year Futures	March 2025	(755,978)	(767,448)	(11,470)
47	USD	Canadian Dollar Currency Futures	March 2025	(3,261,761)	(3,245,115)	16,646
36	USD	Euro Foreign Exchange Currency Futures	March 2025	(4,700,634)	(4,678,650)	21,984
12	EUR	French Government Bond Futures	March 2025	(1,528,270)	(1,535,933)	(7,663)
3	KRW	Korea Treasury Bond 10 Year Futures	March 2025	(242,209)	(244,088)	(1,879)
6	USD	Mexican Peso Currency Futures	March 2025	(146,165)	(144,030)	2,135
1	USD	Norwegian Krone Currency Futures	March 2025	(176,988)	(176,600)	388
U.S. Treasury futures sell contracts:
1	USD	U.S. Treasury Note 5 Year Futures	March 2025	$(106,531)	$(106,391)	$140
10	USD	Ultra Long-Term U.S. Treasury Bond Futures	March 2025	(1,179,406)	(1,184,687)	(5,281)
3	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	(335,275)	(334,125)	1,150
Total				$(22,789,872)	$(22,937,943)	$(148,071)
Net unrealized appreciation (depreciation)						$208,521

Centrally cleared credit default swap agreements on credit indices—buy protection9

Referenced obligations	Implied credit spread as of January 31, 2025*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.EM.S42	N/A	USD	12,500	12/20/29	Quarterly	(1.000)%	$(342,074)	$304,782	$(37,292)
CDX.NA.HY.S43	N/A	USD	1,137	12/20/29	Quarterly	(5.000)	90,978	(99,089)	(8,111)
Total							$251,096	$205,693	$(45,403)

*  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Payments received by the Portfolio[10]	Value	Unrealized appreciation (depreciation)
BRL	88,905	01/02/26	At Maturity	1 day BRL CDI	11.205%	$(395,421)	$(210,122)
BRL	5,107	01/04/27	At Maturity	1 day BRL CDI	15.22	3,804	2,171
BRL	16,315	01/02/31	At Maturity	1 day BRL CDI	14.765	8,325	6,701
CAD	731	03/19/30	Semi-annual	1 day CAD CORRA	2.703	4,130	3,949
CAD	175	03/19/55	Semi-annual	3.063%	1 day CAD CORRA	(3,447)	(3,304)
CHF	398	03/19/35	Annual	1 day CHF SARON	0.323	(5,289)	(5,340)
CNY	15,187	03/19/27	Quarterly	7 day CNY Repo Fixing	1.521	510	233
CNY	24,841	03/19/30	Quarterly	7 day CNY Repo Fixing	1.628	25,695	3,450
CZK	50,691	03/19/27	Annual	6 mo. CZK PRIBOR	3.457	(60)	(375)
EUR	2,797	03/19/27	Annual	1 day EUR STR	2.060	3,768	2,636
GBP	24,800	03/19/27	Annual	1 day GBP SONIA	4.2933	149,722	149,722
GBP	20,695	03/19/27	Annual	1 day GBP SONIA	4.3248	140,077	140,077
GBP	31,042	03/19/27	Annual	1 day GBP SONIA	4.3178	205,070	205,070
GBP	3,779	03/19/27	Annual	1 day GBP SONIA	3.984	(4,593)	12,015
JPY	392,739	03/19/27	Annual	0.674	1 day JPY TONA	5,564	2,486
JPY	1,840,000	09/18/29	Annual	0.559	1 day JPY TONA	168,132	168,132
JPY	100,500	12/18/29	Annual	0.6975	1 day JPY TONA	6,169	6,169
NOK	44,290	03/19/27	Annual	6 mo. NOK NIBOR	4.24	14,014	12,379
NOK	4,563	03/19/35	Semi-annual	3.563	6 mo. NOK NIBOR	9,998	(1,812)
NZD	3,419	03/19/27	Quarterly	3.471	3 mo. NZD Bank Bill	(2,445)	(1,798)
NZD	2,707	03/19/30	Semi-annual	3 mo. NZD Bank Bill	3.637	(2,287)	(245)
NZD	1,693	03/19/35	Semi-annual	3 mo. NZD Bank Bill	3.949	(11,867)	(7,311)
PLN	3,525	03/19/30	Semi-annual	5.011	6 mo. PLN WIBOR	(5,031)	(6,190)
USD	276	12/18/34	At Maturity	U.S. CPI Urban Consumers NSA	2.460	(2,562)	(781)
	Total					$311,976	$477,912

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	24	03/15/25	At Maturity	LVMH Moet Hennessy Louis Vuitton SE	0.000%	$—	$295	$295
BB	EUR	5		At Maturity	CAPGEMINI	0.000	—	(423)	(423)
BB	EUR	94	03/15/25	At Maturity	BC EU QUALITY-YIELD SWAP COMP	0.000	—	(2,977)	(2,977)
BB	EUR	64	03/15/25	At Maturity	BC EU Low Yield	0.000	—	(2,720)	(2,720)
BB	EUR	88	03/15/25	At Maturity	BC EU Low Growth	0.000	—	(2,824)	(2,824)
BB	EUR	37	03/15/25	At Maturity	BC EU High Momentum	0.000	—	(876)	(876)
BB	USD	382	03/15/25	At Maturity	BCUFPRFL SWAP COMP	(0.250)	—	285	285

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	898	03/15/25	At Maturity	U.S. Discretionary Basket	0.000%	$—	$(2,707)	$(2,707)
BB	USD	437	03/15/25	At Maturity	Barclays Short Processed Food	0.000	—	(9,385)	(9,385)
BB	USD	880	03/15/25	At Maturity	0.000%	Barclays Private Equity Basket	—	53,263	53,263
BB	USD	167	01/13/25	At Maturity	BCIISTEL Index	(3.650)	—	(10,932)	(10,932)
BB	USD	48	01/22/25	At Maturity	BCIICAPG SWAP COMP	(0.200)	—	(1,135)	(1,135)
BB	USD	410	02/20/25	At Maturity	BCIIACTM Index	(0.320)	—	(29,966)	(29,966)
BB	EUR	176	07/18/25	At Maturity	0.300	BCIISHDF Index	—	15,192	15,192
BB	USD	181	07/28/25	At Maturity	BCIICOPP Index	(0.750)	—	8,917	8,917
BB	USD	188	09/09/25	At Maturity	BCIISOXE SWAP COMP	(3.470)	—	(7,829)	(7,829)
BB	USD	248	09/19/25	At Maturity	BCIISOXD SWAP COMP	(0.150)	—	18,484	18,484
BB	EUR	26	12/01/25	At Maturity	Forvia SE	(0.100)	—	(2,157)	(2,157)
BB	EUR	23	12/01/25	At Maturity	Volkswagen AG	(0.100)	—	(1,518)	(1,518)
BB	EUR	30	12/05/25	At Maturity	Valeo SE	(0.100)	—	(2,490)	(2,490)
BB	USD	396	12/05/25	At Maturity	0.200	BCIIWMAH Index	—	8,747	8,747
BB	EUR	24	12/08/25	At Maturity	0.200	Wartsila OYJ Abp	—	383	383
BB	EUR	46	12/15/25	At Maturity	Continental AG	(0.100)	—	(2,024)	(2,024)
BB	SEK	18	12/22/25	At Maturity	0.200	Epiroc AB	—	1,293	1,293
CITI	USD	203	07/18/25	At Maturity	CGFOOILP Index	(0.150)	—	16,100	16,100
CITI	EUR	111	08/12/25	At Maturity	0.000	Citi EU Short Est Mom	—	3,061	3,061
CITI	USD	92	09/25/25	At Maturity	0.510	CGFCAIEM SWAP COMP	—	1,701	1,701
CITI	USD	293	10/14/25	At Maturity	CGFCBVRG Index	(0.250)	—	(4,042)	(4,042)
GS	EUR	30	03/21/25	At Maturity	0.000	Hermes International SCA	—	1,289	1,289
GS	EUR	49	03/21/25	At Maturity	0.000	Safran SA	—	2,322	2,322
GS	EUR	35	03/15/25	At Maturity	0.000	MTU Aero Engines AG	—	(678)	(678)
GS	EUR	253	03/21/25	At Maturity	0.000	GS Custom Luxury Swap	—	10,083	10,083
GS	EUR	53	03/21/25	At Maturity	0.000	GS EU GRANOLAS Swap	—	1,582	1,582
GS	GBP	30		At Maturity	0.000	BAE SYSTEMS PLC	—	(593)	(593)
GS	JPY	90	03/21/25	At Maturity	0.000	JAPAN DATA CENTRES SWAP COMP	—	1,481	1,481
GS	JPY	64	03/21/25	At Maturity	0.000	GS Japan Defense	—	4,320	4,320
GS	USD	155	03/21/25	At Maturity	0.000	Autos Long Basket	—	(208)	(208)
GS	USD	6	03/21/25	At Maturity	ICLN 18.10.24 (2) SWAP COMP	0.000	—	24	24

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	USD	46		At Maturity	0.000%	GS US URANIUM SWAP COMP	$—	$(1,949)	$(1,949)
GS	USD	104	03/21/25	At Maturity	0.000	GS Liquid Most Short Swap	—	(750)	(750)
GS	USD	248	03/21/25	At Maturity	0.000	Oil Royalties Swap	—	(18,026)	(18,026)
GS	USD	781	03/10/25	At Maturity	GS Retailers	0.000%	—	5,724	5,724
GS	USD	387	03/21/25	At Maturity	0.000	Athleisure DM	—	(68)	(68)
GS	USD	68	03/21/25	At Maturity	GS 2024 Tariff Risk	0.000	—	711	711
GS	USD	45		At Maturity	0.000	GS POWER UP AMERICA SWAP COMP	—	(3,436)	(3,436)
GS	USD	37	03/21/25	At Maturity	0.000	AI Conviction	—	587	587
GS	USD	179	03/21/25	At Maturity	World Utilities Index	0.000	—	927	927
GS	USD	197	07/19/27	At Maturity	GSMBWHEL Index	0.000	—	(5,693)	(5,693)
GS	USD	126	07/19/27	At Maturity	0.000	GSMBEXC0 Index	—	4,377	4,377
GS	USD	309	07/29/27	At Maturity	GSMBHLUX Index	0.000	—	(12,274)	(12,274)
GS	USD	73	09/01/27	At Maturity	GSMBLITH Index	0.000	—	2,484	2,484
JPMCB	USD	50	03/21/25	At Maturity	INFLATION LAGGARDS SWAP COMP	0.000	—	(138)	(138)
JPMCB	USD	86	03/21/25	At Maturity	JP U.S. Large Cap ex-Magnificent 7 Net Return Index	0.000	—	38	38
JPMCB	USD	47	03/21/25	At Maturity	U.S. Pure Size Winners	0.000	—	248	248
JPMCB	USD	33	03/21/25	At Maturity	U.S. Pure Beta Winners	0.000	—	973	973
JPMCB	USD	24		At Maturity	INTEREST RATE LAGGARDS SWAP COMP	0.000	—	205	205
JPMCB	USD	119	03/21/25	At Maturity	0.000	New Media Index	—	5,757	5,757
JPMCB	USD	329	03/21/25	At Maturity	Old Media Index	0.000	—	(14,567)	(14,567)
JPMCB	USD	—	09/08/24	At Maturity	5.660	GCI Liberty, Inc.	—	329	329
JPMCB	USD	—	09/08/24	At Maturity	5.610	Chinook Therapeutics, Inc.	—	11,268	11,268
JPMCB	USD	—	09/08/24	At Maturity	0.000	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	HKD	4	08/20/25	At Maturity	China Eastern Airlines Corp. Ltd.	(0.062)	—	240	240
JPMCB	HKD	16	08/20/25	At Maturity	Air China Ltd.	(0.147)	—	789	789
JPMCB	USD	12	08/20/25	At Maturity	Eva Airways Corp.	(0.024)	—	(221)	(221)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	117	08/20/25	At Maturity	JPFUNOI1 Index	(0.650)%	$—	$(3,169)	$(3,169)
JPMCB	USD	95	08/20/25	At Maturity	JPFUSHP2 SWAP COMP	(0.020)	—	947	947
JPMCB	USD	275	08/20/25	At Maturity	JPFUSOEC Index	(0.820)	—	(1,068)	(1,068)
JPMCB	USD	471	09/03/25	At Maturity	0.450%	S&P 500 Consumer Staples Index	—	11,260	11,260
JPMCB	EUR	73	11/05/25	At Maturity	0.150	Rheinmetall AG	—	4,663	4,663
JPMCB	SEK	34	11/12/25	At Maturity	0.183	Saab AB	—	1,623	1,623
JPMCB	USD	124	11/13/25	At Maturity	JPFUITSV SWAP COMP	(0.300)	—	(7,479)	(7,479)
JPMCB	USD	297	11/18/25	At Maturity	0.500	JPFJCRED SWAP COMP	—	(7,571)	(7,571)
JPMCB	NOK	49	11/26/25	At Maturity	0.150	Salmar ASA	—	2,272	2,272
JPMCB	BRL	84	01/07/26	At Maturity	JPFJBRL1 SWAP COMP	(1.600)	—	(1,844)	(1,844)
JPMCB	NOK	73	01/07/26	At Maturity	0.150	Mowi ASA	—	5,574	5,574
JPMCB	USD	154	02/10/26	At Maturity	0.250	U.S. Pure Value Winners Index	—	(2,657)	(2,657)
JPMCB	EUR	19	02/25/26	At Maturity	Anheuser-Busch InBev SA	(0.150)	—	(688)	(688)
JPMCB	JPY	3	02/26/26	At Maturity	Fujitsu Ltd.	(0.150)	—	(297)	(297)
MSCI	EUR	715	02/15/25	At Maturity	3.991	Veolia Environnement SA	—	17,679	17,679
MSCI	EUR	240	02/15/25	At Maturity	3.991	Engie SA	—	1,685	1,685
MSCI	EUR	(90)	02/15/25	At Maturity	Iberdrola SA—Rights	3.250	—	(2,572)	(2,572)
MSCI	EUR	(273)	02/15/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.250	—	(13,859)	(13,859)
MSCI	EUR	(258)	02/15/25	At Maturity	STOXX Europe 600 Utilities Index	3.250	—	(5,961)	(5,961)
MSCI	EUR	997	02/15/25	At Maturity	3.250	Siemens Energy AG	—	104,868	104,868
MSCI	USD	(446)	02/15/25	At Maturity	Utilities Select Sector SPDR Fund	4.830	—	(6,337)	(6,337)
MSCI	USD	(11)	02/15/25	At Maturity	Ecopro Co. Ltd.	4.830	—	261	261
MSCI	USD	(14)	02/15/25	At Maturity	Ecopro BM Co. Ltd.	4.830	—	(261)	(261)
MSCI	USD	(33)	02/15/25	At Maturity	LG Energy Solution Ltd.	4.830	—	(230)	(230)
MSCI	GBP	140	02/15/25	At Maturity	4.950	National Grid PLC	—	6,689	6,689
MSCI	USD	280	02/15/25	At Maturity	0.000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	14,533	14,533
MSCI	EUR	412	02/15/25	At Maturity	0.000	ENEL SPA	—	(10,597)	(10,597)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	EUR	(1)	02/15/25	At Maturity	0.000%	IBERDROLA S A	$—	$(20)	$(20)
MSCI	USD	1	10/20/25	Monthly	0.000	MSCI World Net Return Index	—	104	104
MSCI	USD	2	10/20/25	Monthly	0.000	Mini Middle East HSFO	—	(429)	(429)
MSCI	USD	24,942	04/22/26	At Maturity	0.000	MSFPACEALS SWAP COMP	—	205,675	205,675
MSCI	BRL	6	07/20/26	At Maturity	Gerdau SA	(4.000)%	—	143	143
MSCI	BRL	2	07/20/26	At Maturity	0.500	CPFL Energia SA	—	77	77
MSCI	BRL	1	07/20/26	At Maturity	0.500	Sao Martinho S/A	—	(67)	(67)
MSCI	BRL	10	07/20/26	At Maturity	JBS S/A	(0.500)	—	(265)	(265)
MSCI	BRL	8	07/20/26	At Maturity	CSN Mineracao SA	(7.125)	—	(410)	(410)
MSCI	USD	2	07/21/26	At Maturity	1.000	Banca Transilvania SA	—	6	6
MSCI	USD	2	07/21/26	At Maturity	Acer Inc	(2.443)	—	(41)	(41)
MSCI	USD	3	07/21/26	At Maturity	0.750	Allis Electric Co Ltd	—	243	243
MSCI	USD	2	07/21/26	At Maturity	Asustek Computer Inc	(0.484)	—	(78)	(78)
MSCI	USD	2	07/21/26	At Maturity	Realtek Semiconductor Corp	(0.354)	—	(112)	(112)
MSCI	USD	10	07/21/26	At Maturity	0.750	Gigabyte Technology Co Ltd	—	322	322
MSCI	USD	3	07/21/26	At Maturity	0.750	Hanwha Ocean Co Ltd	—	320	320
MSCI	USD	10	07/21/26	At Maturity	0.750	Chroma ATE Inc	—	527	527
MSCI	USD	1	07/21/26	At Maturity	Elan Microelectronics Corp	(2.939)	—	(45)	(45)
MSCI	USD	19	07/21/26	At Maturity	0.750	Delta Electronics Inc	—	1,938	1,938
MSCI	USD	2	07/21/26	At Maturity	TXC Corp	(1.943)	—	17	17
MSCI	USD	2	07/21/26	At Maturity	Novatek Microelectronics Corp	(4.717)	—	(93)	(93)
MSCI	USD	13	07/21/26	At Maturity	0.750	Fortune Electric Co Ltd	—	2,358	2,358
MSCI	USD	39	07/21/26	At Maturity	0.750	LS Electric Co Ltd	—	6,424	6,424
MSCI	USD	8	07/21/26	At Maturity	0.750	All Ring Tech Co Ltd	—	1,604	1,604
MSCI	USD	38	07/21/26	At Maturity	0.750	SK Hynix Inc	—	(1,190)	(1,190)
MSCI	USD	14	07/21/26	At Maturity	0.750	Asia Vital Components Co Ltd	—	2,337	2,337
MSCI	USD	1	07/21/26	At Maturity	FLEXium Interconnect Inc	(3.541)	—	(53)	(53)
MSCI	USD	17	07/21/26	At Maturity	0.750	Samsung Heavy Industries Co Ltd	—	(99)	(99)
MSCI	USD	10	07/21/26	At Maturity	0.750	Shihlin Electric & Engineering Corp	—	863	863
MSCI	USD	26	07/21/26	At Maturity	0.750	Taiwan Semiconductor Manufacturing Co Ltd	—	1,924	1,924
MSCI	USD	11	07/21/26	At Maturity	0.750	AURAS Technology Co Ltd	—	502	502

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

OTC Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	15	07/21/26	At Maturity	0.750%	King Slide Works Co Ltd	$—	$1,736	$1,736
MSCI	USD	4	07/21/26	At Maturity	1.000	Qatar Gas Transport Co Ltd	—	(61)	(61)
MSCI	USD	7	07/21/26	At Maturity	0.750	Alchip Technologies Ltd	—	587	587
MSCI	USD	10	07/21/26	At Maturity	0.750	Gudeng Precision Industrial Co Ltd	—	747	747
MSCI	USD	9	07/21/26	At Maturity	0.750	ASPEED Technology Inc	—	260	260
MSCI	USD	64	07/21/26	At Maturity	0.750	HD Hyundai Electric Co Ltd	—	1,016	1,016
MSCI	USD	18	07/21/26	At Maturity	Saudi Arabian Oil Co	(1.750)%	—	91	91
MSCI	USD	11	07/21/26	At Maturity	0.750	HD Hyundai Heavy Industries Co Ltd	—	(163)	(163)
MSCI	USD	17	07/21/26	At Maturity	1.000	ADNOC Drilling Co PJSC	—	(626)	(626)
MSCI	USD	2	08/26/26	At Maturity	Thai Oil PCL	(3.471)	—	(6)	(6)
MSCI	USD	2	08/26/26	At Maturity	Star Petroleum Refining PCL	(13.181)	—	181	181
MSCI	USD	8	01/27/27	At Maturity	Petronas Chemicals Group Bhd	(3.000)	—	94	94
							$—	$388,768	$388,768

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	106,601	IDR	1,687,967,000	02/07/25	$(3,057)
BB	BRL	619,000	USD	100,973	02/14/25	(4,693)
BB	JPY	16,556,000	USD	108,810	02/14/25	1,939
BB	USD	106,178	BRL	619,000	02/14/25	(512)
BB	PHP	6,289,000	USD	106,274	02/20/25	(1,398)
BB	COP	470,248,000	USD	107,340	02/21/25	(4,233)
BB	MXN	4,326,000	USD	212,752	02/21/25	4,516
BB	PEN	405,000	USD	106,638	02/21/25	(2,091)
BB	USD	103,718	KRW	148,867,000	02/21/25	(1,190)
BB	MYR	480,000	USD	107,897	02/28/25	126
BB	USD	107,435	IDR	1,714,815,000	02/28/25	(2,326)
BB	USD	106,511	JPY	16,564,000	02/28/25	583
BB	USD	107,176	MYR	480,000	02/28/25	594
BB	USD	106,149	INR	9,154,000	03/05/25	(697)
BB	USD	107,671	EUR	103,000	03/12/25	(640)
BB	BRL	1,320,000	USD	214,910	03/19/25	(8,868)
BB	COP	464,958,000	USD	106,944	03/19/25	(2,968)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	KRW	154,705,000	USD	107,908	03/19/25	$1,239
BB	USD	105,788	COP	464,958,000	03/19/25	4,123
BB	USD	212,443	MXN	4,337,000	03/19/25	(4,517)
BB	CAD	153,000	USD	106,203	03/24/25	709
BB	USD	106,805	SEK	1,174,000	03/31/25	(571)
BB	BRL	1,328,000	USD	222,076	04/07/25	(2,566)
BB	EUR	103,000	USD	107,824	04/09/25	640
BB	NZD	190,000	USD	108,166	04/09/25	875
BB	USD	106,587	BRL	660,000	04/09/25	5,000
BB	CHF	188,700	USD	208,067	04/15/25	(783)
BB	DKK	304,100	USD	42,022	04/15/25	(430)
BB	GBP	621,200	USD	756,797	04/15/25	(13,256)
BB	USD	14,052	GBP	11,500	04/15/25	203
BB	USD	14,569	SEK	159,600	04/15/25	(115)
BB	CLP	106,550,000	USD	105,799	04/16/25	(2,738)
BB	USD	208,814	BRL	1,290,000	04/16/25	8,896
BB	USD	104,373	COP	455,567,000	04/16/25	2,912
BB	USD	108,412	CAD	156,000	04/22/25	(704)
BB	USD	210,808	BRL	1,266,000	04/30/25	2,084
BNP	AUD	162,000	USD	107,340	02/07/25	6,624
BNP	CLP	102,399,000	USD	105,064	02/07/25	674
BNP	KRW	147,937,000	USD	107,659	02/07/25	5,831
BNP	TWD	3,430,000	USD	108,545	02/07/25	3,714
BNP	USD	211,668	BRL	1,240,000	02/07/25	378
BNP	USD	209,386	CHF	184,000	02/07/25	(7,286)
BNP	USD	105,750	KRW	147,937,000	02/07/25	(3,923)
BNP	PLN	441,000	USD	107,296	02/14/25	(1,115)
BNP	TWD	3,485,000	USD	108,149	02/14/25	1,574
BNP	TWD	3,459,000	USD	107,465	02/21/25	1,623
BNP	USD	107,482	PLN	438,000	02/21/25	164
BNP	USD	106,835	TWD	3,459,000	02/21/25	(994)
BNP	USD	107,400	TWD	3,501,000	02/27/25	(219)
BNP	KRW	150,431,000	USD	108,009	02/28/25	4,374
BNP	CHF	192,000	USD	219,114	03/05/25	7,608
BNP	KRW	151,592,000	USD	108,509	03/05/25	4,051
BNP	USD	106,271	CZK	2,590,000	03/05/25	452
BNP	USD	108,939	SEK	1,187,000	03/12/25	(1,652)
BNP	PLN	437,000	USD	107,119	03/19/25	(177)
BNP	TWD	3,494,000	USD	108,113	03/19/25	957
BNP	USD	108,154	SEK	1,176,000	03/19/25	(1,816)
BNP	USD	105,930	TWD	3,494,000	03/19/25	1,226
BNP	TWD	3,478,000	USD	106,864	03/26/25	131
BNP	USD	210,048	CHF	190,000	03/27/25	(222)
BNP	CZK	2,570,000	USD	106,409	03/31/25	454
BNP	USD	105,735	CZK	2,570,000	03/31/25	220

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	107,792	CAD	155,000	04/03/25	$(872)
BNP	CZK	2,614,000	USD	107,324	04/07/25	(461)
BNP	TWD	3,489,000	USD	105,930	04/16/25	(1,342)
BNP	CHF	98,000	USD	108,681	04/23/25	115
BNP	CLP	108,297,000	USD	108,014	04/23/25	(2,291)
BNP	CZK	5,260,000	USD	216,504	04/23/25	(460)
BOA	CLP	205,097,000	USD	210,680	02/04/25	1,589
BOA	CNY	787,000	USD	107,442	03/12/25	(1,157)
BOA	USD	211,142	CHF	192,000	03/19/25	700
BOA	USD	108,119	CNY	791,000	04/09/25	1,255
BOA	USD	10,182	GBP	8,200	04/15/25	(17)
BOA	CHF	97,000	USD	107,020	04/16/25	(351)
CITI	THB	3,605,000	USD	107,922	02/07/25	850
CITI	PHP	6,321,000	USD	108,688	02/13/25	443
CITI	EUR	101,000	USD	107,739	02/14/25	2,915
CITI	USD	106,007	KRW	151,309,000	02/14/25	(1,828)
CITI	KRW	148,867,000	USD	107,208	02/21/25	4,681
CITI	USD	106,177	IDR	1,692,382,000	02/21/25	(2,416)
CITI	THB	3,736,000	USD	108,274	02/28/25	(2,828)
CITI	KRW	154,994,000	USD	108,722	03/12/25	1,887
CITI	SEK	1,176,000	USD	105,176	03/19/25	(1,162)
CITI	USD	104,708	PLN	437,000	03/19/25	2,588
CITI	BRL	1,294,000	USD	211,346	03/26/25	(7,888)
CITI	USD	106,427	SEK	1,188,000	04/16/25	1,178
CITI	USD	211,910	BRL	1,304,000	04/23/25	7,766
DB	AUD	164,000	USD	107,343	02/14/25	5,382
DB	KRW	151,309,000	USD	108,080	02/14/25	3,901
DB	USD	217,452	CHF	190,000	02/14/25	(8,598)
DB	USD	106,842	IDR	1,695,543,000	02/14/25	(2,861)
DB	CHF	188,000	USD	215,054	02/21/25	8,236
DB	EUR	101,000	USD	107,065	02/21/25	2,207
DB	USD	103,999	AUD	164,000	02/21/25	(2,035)
DB	USD	105,085	HUF	41,160,000	02/21/25	(538)
DB	USD	210,272	MXN	4,326,000	02/21/25	(2,036)
DB	USD	210,474	BRL	1,228,000	02/24/25	(1,474)
DB	PHP	6,351,000	USD	107,878	02/27/25	(831)
DB	AUD	166,000	USD	107,794	02/28/25	4,584
DB	BRL	1,252,000	USD	201,416	02/28/25	(11,414)
DB	EUR	204,000	USD	215,324	02/28/25	3,464
DB	USD	213,258	BRL	1,252,000	02/28/25	(428)
DB	NOK	2,389,000	USD	210,168	03/05/25	(891)
DB	SEK	1,187,000	USD	107,449	03/05/25	208
DB	USD	213,064	EUR	206,000	03/05/25	924
DB	USD	103,870	JPY	16,211,000	03/05/25	1,002
DB	CHF	190,000	USD	218,064	03/12/25	8,594

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	THB	3,664,000	USD	109,038	03/12/25	$(1)
DB	USD	104,910	JPY	16,417,000	03/12/25	1,379
DB	MXN	4,390,000	USD	213,572	03/13/25	2,910
DB	AUD	170,000	USD	107,813	03/19/25	2,104
DB	MXN	4,337,000	USD	207,760	03/19/25	(166)
DB	USD	105,993	EUR	103,000	03/19/25	1,076
DB	USD	105,463	JPY	16,539,000	03/19/25	1,701
DB	USD	215,034	NOK	2,410,000	03/19/25	(2,120)
DB	ZAR	1,939,000	USD	101,615	03/19/25	(1,790)
DB	MXN	4,274,000	USD	203,718	03/26/25	(966)
DB	USD	207,394	BRL	1,294,000	03/26/25	11,842
DB	USD	105,772	AUD	170,000	03/27/25	(59)
DB	CAD	155,000	USD	107,935	04/03/25	1,015
DB	AUD	173,000	USD	107,463	04/07/25	(123)
DB	EUR	104,000	USD	107,749	04/07/25	(464)
DB	USD	107,891	CHF	97,000	04/07/25	(634)
DB	USD	108,862	EUR	104,000	04/07/25	(649)
DB	USD	214,284	NOK	2,436,000	04/07/25	928
DB	USD	108,213	NZD	191,000	04/07/25	(362)
DB	USD	109,572	PLN	443,000	04/07/25	(883)
DB	USD	107,557	SEK	1,186,000	04/07/25	(191)
DB	EUR	103,000	USD	106,146	04/16/25	(1,077)
DB	NZD	188,000	USD	105,634	04/16/25	(545)
DB	USD	104,056	MXN	2,182,000	04/16/25	103
DB	PHP	6,323,000	USD	107,741	04/22/25	(340)
DB	AUD	174,000	USD	108,275	04/23/25	53
DB	SGD	147,000	USD	108,459	04/23/25	(53)
DB	USD	107,185	INR	9,361,000	04/23/25	258
DB	USD	106,522	MXN	2,245,000	04/23/25	528
DB	USD	107,357	CAD	154,000	04/29/25	(996)
DB	CHF	97,000	USD	108,179	04/30/25	632
DB	EUR	103,000	USD	107,941	04/30/25	638
DB	NZD	189,000	USD	107,135	04/30/25	355
DB	PHP	6,267,000	USD	106,821	04/30/25	(285)
GS	PHP	6,257,000	USD	106,508	02/06/25	(673)
GS	BRL	1,240,000	USD	203,036	02/07/25	(9,010)
GS	MXN	2,158,000	USD	104,963	02/07/25	856
GS	PEN	405,000	USD	107,113	02/07/25	(1,657)
GS	USD	107,355	CLP	102,399,000	02/07/25	(2,965)
GS	USD	106,164	INR	9,023,000	02/07/25	(2,015)
GS	USD	105,609	MXN	2,158,000	02/07/25	(1,502)
GS	USD	108,047	PEN	405,000	02/07/25	724
GS	USD	105,753	TWD	3,430,000	02/07/25	(923)
GS	USD	107,538	PHP	6,321,000	02/13/25	707
GS	COP	468,661,000	USD	107,995	02/14/25	(3,306)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	IDR	1,695,543,000	USD	104,786	02/14/25	$805
GS	MXN	2,197,000	USD	107,621	02/14/25	1,750
GS	USD	105,783	COP	468,661,000	02/14/25	5,518
GS	USD	105,793	MXN	2,197,000	02/14/25	78
GS	USD	107,731	PEN	406,000	02/14/25	1,287
GS	USD	106,787	TWD	3,485,000	02/14/25	(212)
GS	ZAR	1,942,000	USD	108,173	02/14/25	4,315
GS	USD	106,575	PHP	6,289,000	02/20/25	1,097
GS	PLN	438,000	USD	106,396	02/21/25	(1,250)
GS	USD	107,959	THB	3,690,000	02/21/25	1,728
GS	INR	9,014,000	USD	105,622	02/24/25	1,712
GS	TWD	3,501,000	USD	108,818	02/27/25	1,638
GS	COP	472,118,000	USD	106,527	02/28/25	(5,383)
GS	MXN	4,420,000	USD	216,808	02/28/25	4,280
GS	USD	105,764	COP	472,118,000	02/28/25	6,146
GS	USD	212,432	MXN	4,420,000	02/28/25	96
GS	USD	107,466	PLN	442,000	02/28/25	1,135
GS	ZAR	1,948,000	USD	105,294	02/28/25	1,241
GS	PHP	6,332,000	USD	108,842	03/04/25	476
GS	USD	107,720	PHP	6,332,000	03/04/25	646
GS	COP	482,076,000	USD	108,110	03/05/25	(6,083)
GS	IDR	1,722,906,000	USD	105,791	03/05/25	205
GS	INR	9,154,000	USD	107,549	03/05/25	2,097
GS	PLN	441,000	USD	107,682	03/05/25	(653)
GS	TWD	3,517,000	USD	108,677	03/05/25	952
GS	USD	214,084	BRL	1,312,000	03/05/25	8,614
GS	USD	103,448	KRW	151,592,000	03/05/25	1,009
GS	USD	213,166	MXN	4,400,000	03/05/25	(1,764)
GS	USD	216,223	NOK	2,389,000	03/05/25	(5,164)
GS	USD	108,572	SEK	1,187,000	03/05/25	(1,330)
GS	ZAR	1,954,000	USD	103,783	03/05/25	(546)
GS	BRL	659,000	USD	107,065	03/12/25	(4,723)
GS	CZK	2,585,000	USD	108,728	03/12/25	2,197
GS	USD	211,646	CHF	190,000	03/12/25	(2,178)
GS	USD	107,496	KRW	154,994,000	03/12/25	(662)
GS	USD	214,164	MXN	4,390,000	03/13/25	(3,504)
GS	CZK	2,571,000	USD	107,769	03/19/25	1,799
GS	IDR	1,731,299,000	USD	105,593	03/19/25	(453)
GS	INR	9,129,000	USD	106,796	03/19/25	1,741
GS	THB	3,683,000	USD	107,859	03/19/25	(1,792)
GS	USD	106,100	KRW	154,705,000	03/19/25	569
GS	USD	106,053	THB	3,683,000	03/19/25	3,599
GS	COP	466,570,000	USD	107,266	03/26/25	(2,913)
GS	USD	104,957	COP	466,570,000	03/26/25	5,223
GS	USD	208,780	MXN	4,274,000	03/26/25	(4,094)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	106,969	THB	3,639,000	03/26/25	$1,419
GS	USD	106,429	TWD	3,478,000	03/26/25	304
GS	IDR	1,720,501,000	USD	104,928	03/27/25	(426)
GS	PLN	436,000	USD	105,886	03/27/25	(1,131)
GS	USD	105,467	ZAR	1,956,000	03/27/25	(1,227)
GS	ZAR	1,956,000	USD	104,274	03/27/25	34
GS	SEK	1,174,000	USD	106,256	03/31/25	21
GS	CLP	106,877,000	USD	106,920	04/07/25	(1,962)
GS	COP	473,278,000	USD	111,109	04/07/25	(467)
GS	KRW	157,261,000	USD	107,477	04/07/25	(1,046)
GS	MXN	2,233,000	USD	106,791	04/07/25	48
GS	NOK	2,436,000	USD	215,996	04/07/25	784
GS	USD	105,699	COP	473,278,000	04/07/25	5,877
GS	USD	108,829	CZK	2,614,000	04/07/25	(1,044)
GS	USD	108,593	HUF	42,699,000	04/07/25	(395)
GS	USD	106,659	ZAR	2,014,000	04/07/25	572
GS	ZAR	2,014,000	USD	107,038	04/07/25	(194)
GS	USD	106,593	IDR	1,739,705,000	04/08/25	(109)
GS	CHF	97,000	USD	108,396	04/09/25	1,113
GS	CLP	109,117,000	USD	108,158	04/09/25	(3,004)
GS	KRW	156,054,000	USD	108,371	04/09/25	670
GS	TWD	3,531,000	USD	108,553	04/09/25	56
GS	USD	106,588	BRL	660,000	04/09/25	4,999
GS	USD	107,244	COP	468,875,000	04/09/25	3,267
GS	USD	107,227	IDR	1,739,979,000	04/09/25	(731)
GS	USD	106,922	INR	9,245,000	04/09/25	(699)
GS	CHF	7,600	USD	8,419	04/15/25	7
GS	PHP	6,201,000	USD	105,114	04/15/25	(897)
GS	USD	2,325	CHF	2,100	04/15/25	(3)
GS	USD	8,566	DKK	61,700	04/15/25	47
GS	KRW	154,534,000	USD	106,127	04/16/25	(560)
GS	THB	3,674,000	USD	105,924	04/16/25	(3,646)
GS	USD	104,756	IDR	1,720,508,000	04/16/25	524
GS	USD	105,956	MYR	476,000	04/16/25	1,098
GS	HUF	43,019,000	USD	107,681	04/23/25	(1,234)
GS	THB	3,686,000	USD	108,500	04/23/25	(1,474)
GS	TWD	3,543,000	USD	108,584	04/23/25	(415)
GS	USD	106,870	COP	466,906,000	04/23/25	2,993
GS	USD	107,526	IDR	1,765,999,000	04/23/25	512
GS	USD	108,287	MYR	484,000	04/23/25	596
GS	CZK	5,158,000	USD	214,840	04/30/25	2,050
GS	GBP	86,000	USD	106,975	04/30/25	371
GS	USD	105,361	COP	450,346,000	04/30/25	516
GS	USD	105,737	MXN	2,219,000	04/30/25	(42)
GS	USD	214,590	NOK	2,420,000	04/30/25	(776)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	CHF	184,000	USD	215,678	02/07/25	$13,580
HSBC	IDR	1,687,967,000	USD	105,627	02/07/25	2,083
HSBC	USD	104,938	THB	3,605,000	02/07/25	2,133
HSBC	USD	212,830	ZAR	3,744,000	02/07/25	(12,480)
HSBC	PEN	406,000	USD	107,187	02/14/25	(1,830)
HSBC	USD	108,498	PLN	441,000	02/14/25	(87)
HSBC	IDR	1,692,382,000	USD	104,584	02/21/25	823
HSBC	THB	3,690,000	USD	107,165	02/21/25	(2,523)
HSBC	USD	211,234	CHF	188,000	02/21/25	(4,416)
HSBC	USD	108,068	PEN	405,000	02/21/25	661
HSBC	ZAR	1,931,000	USD	106,326	02/21/25	3,119
HSBC	BRL	1,228,000	USD	198,368	02/24/25	(10,630)
HSBC	CHF	190,000	USD	216,762	02/28/25	7,578
HSBC	IDR	1,714,815,000	USD	105,608	02/28/25	499
HSBC	PLN	442,000	USD	107,238	02/28/25	(1,363)
HSBC	USD	103,796	KRW	150,431,000	02/28/25	(161)
HSBC	USD	109,473	THB	3,736,000	02/28/25	1,628
HSBC	USD	106,721	ZAR	1,948,000	02/28/25	(2,668)
HSBC	BRL	1,312,000	USD	208,628	03/05/25	(14,070)
HSBC	MXN	4,400,000	USD	210,464	03/05/25	(936)
HSBC	USD	107,687	IDR	1,722,906,000	03/05/25	(2,101)
HSBC	USD	106,410	PLN	441,000	03/05/25	1,925
HSBC	USD	107,157	TWD	3,517,000	03/05/25	567
HSBC	THB	3,717,000	USD	108,316	03/06/25	(2,260)
HSBC	NOK	2,409,000	USD	213,765	03/12/25	939
HSBC	PLN	439,000	USD	107,895	03/12/25	80
HSBC	USD	107,602	BRL	659,000	03/12/25	4,186
HSBC	USD	107,229	CZK	2,585,000	03/12/25	(697)
HSBC	USD	107,495	PLN	439,000	03/12/25	320
HSBC	CAD	154,000	USD	107,389	03/18/25	1,234
HSBC	USD	108,187	CAD	154,000	03/18/25	(2,032)
HSBC	CHF	192,000	USD	216,352	03/19/25	4,510
HSBC	NOK	2,410,000	USD	211,112	03/19/25	(1,802)
HSBC	USD	212,346	BRL	1,320,000	03/19/25	11,432
HSBC	USD	106,842	IDR	1,731,299,000	03/19/25	(796)
HSBC	USD	104,746	INR	9,129,000	03/19/25	308
HSBC	USD	106,519	ZAR	1,939,000	03/19/25	(3,114)
HSBC	KRW	154,441,000	USD	106,694	03/26/25	174
HSBC	THB	3,639,000	USD	106,726	03/26/25	(1,662)
HSBC	NZD	188,000	USD	106,414	03/27/25	280
HSBC	USD	105,872	EUR	102,000	03/27/25	200
HSBC	USD	105,787	IDR	1,720,501,000	03/27/25	(434)
HSBC	CNY	787,000	USD	108,447	04/07/25	(356)
HSBC	NZD	191,000	USD	107,299	04/07/25	(552)
HSBC	PLN	443,000	USD	106,745	04/07/25	(1,944)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	SEK	1,186,000	USD	108,260	04/07/25	$895
HSBC	TWD	3,533,000	USD	107,881	04/07/25	(658)
HSBC	USD	108,201	AUD	173,000	04/07/25	(615)
HSBC	USD	209,760	BRL	1,328,000	04/07/25	14,882
HSBC	USD	108,981	KRW	157,261,000	04/07/25	(458)
HSBC	USD	106,247	MXN	2,233,000	04/07/25	495
HSBC	IDR	1,739,705,000	USD	106,914	04/08/25	431
HSBC	USD	108,973	THB	3,682,000	04/08/25	782
HSBC	CZK	2,603,000	USD	108,032	04/09/25	696
HSBC	PLN	440,000	USD	107,617	04/09/25	(327)
HSBC	USD	215,614	NOK	2,430,000	04/09/25	(932)
HSBC	GBP	35,600	USD	43,959	04/15/25	(171)
HSBC	USD	106,109	CAD	152,000	04/15/25	(1,198)
HSBC	USD	211,290	NOK	2,412,000	04/16/25	1,808
HSBC	EUR	104,000	USD	108,095	04/23/25	(209)
HSBC	AUD	172,000	USD	107,589	04/30/25	606
HSBC	THB	3,638,000	USD	107,780	04/30/25	(807)
HSBC	USD	106,506	IDR	1,734,781,000	04/30/25	(404)
HSBC	USD	107,861	SEK	1,180,000	04/30/25	(889)
HSBC	KRW	153,441,000	USD	106,480	05/07/25	443
JPMCB	USD	103,386	EUR	98,000	02/07/25	(1,707)
JPMCB	ZAR	3,744,000	USD	205,784	02/07/25	5,436
JPMCB	CHF	190,000	USD	217,690	02/14/25	8,836
JPMCB	AUD	656	USD	410	02/28/25	2
JPMCB	CNH	8,593,134	USD	1,182,000	02/28/25	7,561
JPMCB	CNH	4,798,803	USD	653,814	02/28/25	(2,047)
JPMCB	CZK	12,143,074	USD	504,751	02/28/25	4,434
JPMCB	EUR	1,527	USD	1,594	02/28/25	9
JPMCB	GBP	1,085	USD	1,351	02/28/25	5
JPMCB	HUF	204,890,499	USD	522,304	02/28/25	2,073
JPMCB	MXN	16,750,956	USD	809,877	02/28/25	4,434
JPMCB	NOK	2,041,561	USD	180,805	02/28/25	440
JPMCB	SEK	6,491,325	USD	590,475	02/28/25	4,182
JPMCB	USD	213,804	CHF	190,000	02/28/25	(4,620)
JPMCB	USD	439,135	CNH	3,219,883	02/28/25	932
JPMCB	USD	1,298,142	CNH	9,417,489	02/28/25	(11,038)
JPMCB	USD	212,772	EUR	204,000	02/28/25	(912)
JPMCB	USD	56,946	HUF	22,378,784	02/28/25	(124)
JPMCB	USD	458,469	MXN	9,430,342	02/28/25	(5,026)
JPMCB	USD	1,699	NOK	19,196	02/28/25	(3)
JPMCB	USD	415,681	PLN	1,681,520	02/28/25	(2,526)
JPMCB	USD	24,288	SEK	267,627	02/28/25	(115)
JPMCB	USD	383,076	SGD	517,660	02/28/25	(1,776)
JPMCB	USD	1,851,103	ZAR	34,841,926	02/28/25	9,984
JPMCB	USD	287,000	ZAR	5,334,452	02/28/25	(2,059)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	ZAR	187,156	USD	10,000	02/28/25	$3
JPMCB	ZAR	2,751,712	USD	146,489	02/28/25	(494)
JPMCB	EUR	206,000	USD	217,602	03/05/25	3,616
JPMCB	USD	107,156	ZAR	1,954,000	03/05/25	(2,828)
JPMCB	USD	108,720	THB	3,717,000	03/06/25	1,856
JPMCB	SEK	1,187,000	USD	108,303	03/12/25	1,016
JPMCB	USD	108,879	CNY	787,000	03/12/25	(281)
JPMCB	USD	106,463	THB	3,664,000	03/12/25	2,576
JPMCB	BRL	517,387	USD	88,000	03/19/25	288
JPMCB	BRL	11,452,302	USD	1,879,452	03/19/25	(62,046)
JPMCB	CLP	270,216,431	USD	278,496	03/19/25	3,146
JPMCB	CLP	278,240,113	USD	277,337	03/19/25	(6,188)
JPMCB	COP	775,510,640	USD	183,000	03/19/25	(323)
JPMCB	HKD	3,634,255	USD	468,088	03/19/25	1,176
JPMCB	IDR	13,416,698,390	USD	828,992	03/19/25	7,190
JPMCB	IDR	12,151,520,068	USD	740,392	03/19/25	(3,915)
JPMCB	INR	84,766,978	USD	992,355	03/19/25	16,879
JPMCB	INR	24,112,787	USD	277,000	03/19/25	(483)
JPMCB	KRW	3,576,535,726	USD	2,499,761	03/19/25	33,750
JPMCB	KRW	769,497,401	USD	525,866	03/19/25	(4,701)
JPMCB	PHP	13,410,342	USD	231,094	03/19/25	1,681
JPMCB	PHP	5,062,773	USD	86,321	03/19/25	(289)
JPMCB	THB	9,419,507	USD	280,652	03/19/25	212
JPMCB	THB	56,261,727	USD	1,638,400	03/19/25	(36,639)
JPMCB	TRY	4,721,295	USD	126,354	03/19/25	(468)
JPMCB	TWD	14,008,610	USD	434,866	03/19/25	5,242
JPMCB	TWD	20,247,062	USD	614,441	03/19/25	(6,508)
JPMCB	USD	3,573,542	BRL	21,820,132	03/19/25	125,600
JPMCB	USD	123,000	BRL	724,224	03/19/25	(223)
JPMCB	USD	315,183	CLP	314,232,821	03/19/25	5,021
JPMCB	USD	57,000	CLP	55,669,962	03/19/25	(272)
JPMCB	USD	99,000	COP	419,145,960	03/19/25	82
JPMCB	USD	84,361	COP	356,364,680	03/19/25	(121)
JPMCB	USD	104,444	CZK	2,571,000	03/19/25	1,526
JPMCB	USD	67,000	EGP	3,433,536	03/19/25	1,356
JPMCB	USD	467,763	HKD	3,634,256	03/19/25	(852)
JPMCB	USD	205,235	IDR	3,369,617,000	03/19/25	1,161
JPMCB	USD	1,205,573	IDR	19,487,516,001	03/19/25	(11,920)
JPMCB	USD	310,932	INR	27,062,118	03/19/25	493
JPMCB	USD	618,158	INR	53,050,461	03/19/25	(7,667)
JPMCB	USD	1,130,943	KRW	1,647,529,477	03/19/25	5,022
JPMCB	USD	1,526,232	KRW	2,192,378,975	03/19/25	(14,591)
JPMCB	USD	173,952	PHP	10,209,141	03/19/25	696
JPMCB	USD	72,003	PHP	4,190,172	03/19/25	(322)
JPMCB	USD	1,625,036	THB	55,822,310	03/19/25	36,923

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	413,000	THB	13,845,629	03/19/25	$(784)
JPMCB	USD	125,000	TRY	4,721,295	03/19/25	1,823
JPMCB	USD	711,156	TWD	23,363,822	03/19/25	5,379
JPMCB	USD	20,000	TWD	650,810	03/19/25	(41)
JPMCB	CHF	190,000	USD	214,452	03/27/25	4,624
JPMCB	EUR	102,000	USD	106,531	03/27/25	459
JPMCB	USD	105,765	NZD	188,000	03/27/25	370
JPMCB	NOK	2,408,000	USD	210,902	03/31/25	(1,834)
JPMCB	THB	3,682,000	USD	107,827	04/08/25	(1,928)
JPMCB	THB	3,721,000	USD	108,254	04/09/25	(2,670)
JPMCB	USD	108,474	SEK	1,187,000	04/09/25	(1,005)
JPMCB	EUR	2,029,300	USD	2,091,509	04/15/25	(20,890)
JPMCB	SEK	38,500	USD	3,522	04/15/25	34
JPMCB	SEK	1,515,800	USD	135,822	04/15/25	(1,466)
JPMCB	USD	2,957,000	JPY	458,796,351	04/15/25	24,863
JPMCB	CZK	2,608,000	USD	106,012	04/16/25	(1,547)
JPMCB	NZD	192,000	USD	108,071	04/23/25	(385)
JPMCB	USD	215,990	NOK	2,466,000	04/23/25	1,884
MSCI	USD	216,080	CLP	205,097,000	02/04/25	(6,989)
MSCI	CNY	6,088,904	USD	851,625	02/14/25	12,931
MSCI	MYR	477,000	USD	107,902	02/14/25	852
MSCI	USD	833,828	CNY	5,976,007	02/14/25	(10,685)
MSCI	USD	106,750	MYR	477,000	02/14/25	300
MSCI	USD	106,828	ZAR	1,942,000	02/14/25	(2,970)
MSCI	KRW	24,078,285	USD	17,325	02/20/25	743
MSCI	USD	80,967	KRW	113,177,932	02/20/25	(3,022)
MSCI	HUF	41,160,000	USD	106,388	02/21/25	1,841
MSCI	USD	106,046	ZAR	1,931,000	02/21/25	(2,840)
MSCI	CZK	2,590,000	USD	108,255	03/05/25	1,533
MSCI	USD	105,838	PLN	436,000	03/27/25	1,179
MSCI	USD	107,804	CLP	106,877,000	04/07/25	1,079
MSCI	CHF	4,200	USD	4,675	04/15/25	27
MSCI	USD	2,894	CHF	2,600	04/15/25	(17)
SCB	USD	107,256	PHP	6,257,000	02/06/25	(76)
SCB	COP	475,848,000	USD	105,868	02/07/25	(7,248)
SCB	INR	9,023,000	USD	106,814	02/07/25	2,665
SCB	USD	105,188	AUD	162,000	02/07/25	(4,472)
SCB	USD	106,388	COP	475,848,000	02/07/25	6,729
SCB	USD	109,735	JPY	16,332,000	02/07/25	(4,396)
SCB	USD	106,694	EUR	101,000	02/14/25	(1,869)
SCB	USD	110,103	JPY	16,556,000	02/14/25	(3,233)
SCB	JPY	16,416,000	USD	107,902	02/21/25	1,850
SCB	USD	105,077	COP	470,248,000	02/21/25	6,496
SCB	USD	106,231	EUR	101,000	02/21/25	(1,373)
SCB	USD	106,272	INR	9,014,000	02/24/25	(2,362)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	107,346	PHP	6,351,000	02/27/25	$1,363
SCB	JPY	16,564,000	USD	108,960	02/28/25	1,866
SCB	JPY	16,211,000	USD	109,250	03/05/25	4,379
SCB	USD	106,934	COP	482,076,000	03/05/25	7,258
SCB	EUR	103,000	USD	108,942	03/12/25	1,911
SCB	JPY	16,417,000	USD	109,510	03/12/25	3,221
SCB	EUR	103,000	USD	108,472	03/19/25	1,404
SCB	USD	106,673	CAD	153,000	03/24/25	(1,179)
SCB	INR	9,054,000	USD	105,690	03/26/25	1,553
SCB	USD	103,972	INR	9,054,000	03/26/25	165
SCB	USD	107,378	KRW	154,441,000	03/26/25	(858)
SCB	USD	107,636	CNY	787,000	04/07/25	1,168
SCB	USD	108,013	CAD	154,000	04/08/25	(1,757)
SCB	CHF	3,300	USD	3,680	04/15/25	27
SCB	EUR	36,300	USD	38,006	04/15/25	219
SCB	EUR	4,200	USD	4,346	04/15/25	(25)
SCB	GBP	1,455,000	USD	1,764,333	04/15/25	(39,310)
SCB	USD	1,138	EUR	1,100	04/15/25	7
SCB	USD	333,102	EUR	318,800	04/15/25	(1,247)
SCB	USD	106,502	INR	9,280,000	04/30/25	(44)
SG	EUR	98,000	USD	107,198	02/07/25	5,519
SG	JPY	16,332,000	USD	108,582	02/07/25	3,242
SG	USD	104,936	AUD	164,000	02/14/25	(2,975)
SG	AUD	164,000	USD	106,577	02/21/25	4,613
SG	USD	107,609	JPY	16,416,000	02/21/25	(1,558)
SG	NOK	1,197,000	USD	105,539	02/28/25	(212)
SG	USD	103,854	AUD	166,000	02/28/25	(644)
SG	USD	107,604	NOK	1,197,000	02/28/25	(1,853)
SG	USD	213,118	CHF	192,000	03/05/25	(1,614)
SG	AUD	170,000	USD	108,785	03/12/25	3,081
SG	USD	106,799	AUD	170,000	03/12/25	(1,094)
SG	USD	217,006	NOK	2,409,000	03/12/25	(4,181)
SG	JPY	16,539,000	USD	108,744	03/19/25	1,580
SG	USD	105,250	AUD	170,000	03/19/25	459
SG	AUD	170,000	USD	106,363	03/27/25	650
SG	USD	212,302	NOK	2,408,000	03/31/25	436
SG	CHF	97,000	USD	108,071	04/07/25	814
SG	HUF	42,699,000	USD	106,617	04/07/25	(1,580)
SG	USD	107,500	TWD	3,533,000	04/07/25	1,039
SG	AUD	172,000	USD	108,064	04/09/25	1,098
SG	AUD	171,000	USD	105,884	04/16/25	(466)
SG	SGD	145,000	USD	107,664	05/05/25	576
SSB	CAD	3,082	USD	2,127	02/03/25	7
SSB	EUR	35,135	USD	36,463	02/04/25	14
SSB	GBP	4,355	USD	5,407	02/04/25	7

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	JPY	948,821	USD	6,133	02/04/25	$16
SSB	NZD	2,063	USD	1,165	02/04/25	1
SSB	USD	2,989	CHF	2,723	02/04/25	1
SSB	USD	187	CZK	4,521	02/04/25	0
SSB	USD	14,224	NOK	161,139	02/04/25	13
SSB	USD	44	PLN	179	02/04/25	0
SSB	USD	10,454	SEK	115,604	02/04/25	(28)
SSB	USD	5,961	ZAR	111,085	02/04/25	(15)
SSB	AUD	340,000	USD	215,474	03/27/25	4,048
SSB	EUR	656,000	USD	688,615	03/27/25	6,427
Net unrealized appreciation (depreciation)						$135,297

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$116,824,693	$23,979,106	$—	$140,803,799
Preferred stocks	—	9,363	—	9,363
Exchange traded funds	5,380,159	—	—	5,380,159
Investment companies	31,939,453	—	—	31,939,453
Warrant	—	—	—	—
Corporate bonds	—	73,482,570	—	73,482,570
U.S. Treasury obligations	—	3,104,350	—	3,104,350
Short-term investments
Investment companies	—	104,070,618	—	104,070,618
Short-term U.S. treasury obligations	—	1,312,378	—	1,312,378
Options purchased	2,905	935,742	—	938,647
Foreign exchange options purchased	—	794,820	—	794,820
Equity options purchased	1,360,241	—		1,360,241
Futures contracts	381,380	164,556	—	545,936
Swap agreements	—	1,624,121	25,361	1,649,482
Forward foreign currency contracts	—	776,582	—	776,582
Total	$155,888,831	$210,254,206	$25,361	$366,168,398

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2025 (unaudited)

Fair valuation summary—(concluded)

Liabilities Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments sold short
Common stocks	$(64,101,192)	$(8,971,927)	$—	$(73,073,119)
Exchange traded funds	(19,865,226)	—	—	(19,865,226)
Preferred stocks	—	(94,624)	—	(94,624)
Options written	—	(455,800)	—	(455,800)
Foreign exchange options written	—	(12,840)	—	(12,840)
Equity options written	(518,535)	—	—	(518,535)
Futures contracts	(91,692)	(245,723)	—	(337,415)
Swap agreements	—	(743,045)	—	(743,045)
Forward foreign currency contracts	—	(641,285)	—	(641,285)
Total	$(84,576,645)	$(11,165,244)	$—	$(95,741,889)

At January 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,873,409, represented 5.5% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  In U.S. dollars unless otherwise indicated.

6  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7  Zero coupon bond.

8  Rate shown reflects yield at January 31, 2025.

9  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

10  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
January 31, 2025 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ACES  Alternative Credit Enhancement Securities

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CAC  Cotation Assistée en Continu

CBOE  Chicago Board Options Exchange

CDO  Collateralized Debt Obligation

CDI  Certificado de Depósito Interbancário

CDX.EM.S  Markit Emerging Markets Index

CDX.NA.HY.S  Markit North American High Yield

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CORRA  Canadian Overnight Repo Rate Average

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NIBOR  Norway Three Month Interbank Rate

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PLC  Public Limited Company

PO  Principal Only

PRIBOR  Prague Interbank Offered Rate

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SARON  Swiss Average Rate Overnight

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STR  Short-term rate

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

TONA  Tokyo Overnight Average Rate

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

WIBOR  Warsaw Interbank Offer Rate

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

WF  Wells Fargo Investment LLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities
January 31, 2025 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$1,945,927,043	$381,282,735	$203,625,135
Repurchase agreements	916,832,000	—	—
Foreign currency	—	—	32
Investments, at value
Investments[1]	$1,945,927,043	$360,409,937	$204,931,659
Repurchase agreements	916,832,000	—	—
Foreign currency	—	—	30
Cash	659	—	—
Cash collateral on futures	—	251,219	1,902,200
Cash collateral on swap agreements	—	—	—
Receivable for investments sold	—	103,856	2,866
Receivable for when issued TBA securities	—	556,464,472	—
Receivable for fund shares sold	14,841,051	589,770	661,580
Receivable for interest and dividends	1,677,969	682,308	1,694,059
Receivable for variation margin on centrally cleared swaps agreements	—	1,498,772	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Other assets	125,764	25,312	25,313
Total assets	2,879,404,486	920,025,646	209,217,707
Liabilities:
Reverse repurchase agreements, at value (cost—$0, $32,181,853 and $0, respectively)	—	32,181,853	—
Investments sold short, at value (proceeds—$0, $80,565,859, and $0, respectively)	—	80,265,780	—
Options and swaptions written, at value (premiums received $0, $110,600 and $0, respectively)	—	84,723	—
Due to broker	—	637,213	942,611
Payable for cash collateral from securities loaned	—	—	4,511,895
Payable for investments purchased	—	—	1,498,087
Payable for when issued TBA securities	—	631,773,398	—
Payable for fund shares redeemed	25,524,245	432,147	434,744
Payable for dividend and interest expense on investments sold short	—	82,336	—
Dividends payable to shareholders	5,405,475	—	—
Payable to affiliate	297,913	88,472	35,879
Payable to custodian	15,390	58,483	10,025
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	—
Payable for variation margin on futures contracts	—	80,061	1,334,047
Unrealized depreciation on forward foreign currency contracts	—	—	—
Accrued expenses and other liabilities	223,829	168,418	152,118
Total liabilities	31,466,852	745,852,884	8,919,406
Net assets	$2,847,937,634	$174,172,762	$200,298,301

1  Includes $0, $0 and $5,936,756, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,847,935,499	$252,819,710	$243,610,136
Distributable earnings (accumulated losses)	2,135	(78,646,948)	(43,311,835)
Net assets	$2,847,937,634	$174,172,762	$200,298,301
Class A
Net assets	$—	$15,447,063	$7,115,645
Shares outstanding	—	1,532,521	683,407
Net asset value per share	$—	$10.08	$10.41
Maximum offering price per share	$—	$10.47	$10.82
Class P
Net assets	$2,847,937,634	$158,725,699	$193,182,656
Shares outstanding	2,847,933,931	15,741,293	18,549,325
Net asset value, offering price and redemption value per share[2]	$1.00	$10.08	$10.41

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$464,135,926	$170,918,675	$174,870,826
Foreign currency	746,608	—	292,172
Investments, at value
Investments[1]	$457,172,756	$167,251,442	$171,458,315
Foreign currency	690,459	—	290,537
Cash	—	—	5,586
Cash collateral on futures	3,011,461	—	717,711
Cash collateral on swap agreements	1,324,414	—	—
Cash collateral for forward foreign currency contracts	150,000	—	—
Receivable for investments sold	2,008	—	4,250,889
Receivable for investments sold short	5,845,313	—	—
Receivable for when issued TBA securities	28,439,318	—	—
Receivable for fund shares sold	746,104	264,262	190,787
Receivable for interest and dividends	3,817,506	1,785,711	1,837,860
Receivable for foreign tax reclaims	1,450	—	10,888
Receivable for variation margin on centrally cleared swaps agreements	223,249	—	—
Deferred receivable for funds borrowed	2,040	—	—
OTC swap agreements, at value[2]	103,477	—	—
Unrealized appreciation on forward foreign currency contracts	134,811	—	458,667
Other assets	28,209	24,469	25,189
Total assets	501,692,575	169,325,884	179,246,429
Liabilities:
Options and swaptions written, at value (premiums received $21,689, $0 and $0, respectively)	7,590	—	—
Due to broker	1,560,314	—	—
Payable for cash collateral from securities loaned	8,962,050	—	6,862,888
Payable for investments purchased	2,077,603	—	1,914,737
Payable for when issued TBA securities	51,595,770	—	—
Payable for fund shares redeemed	767,439	769,639	410,533
Payable for dividend and interest expense on investments sold short	210	—	—
Payable to affiliate	300,955	110,070	99,461
Payable to custodian	154,675	3,886	96,051
Payable for foreign withholding taxes and foreign capital gains taxes	15	—	7,510
Payable for dollar roll transactions	12,345,220	—	—
Payable for variation margin on futures contracts	1,406,996	—	4,476
Unrealized depreciation on forward foreign currency contracts	114,328	—	227,025
Accrued expenses and other liabilities	164,311	88,095	177,161
Total liabilities	79,457,476	971,690	9,799,842
Net assets	$422,235,099	$168,354,194	$169,446,587

1  Includes $13,607,964, $0 and $7,053,587, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Strategic Fixed Income Investments was $7,356. Net upfront payment made by PACE Strategic Fixed Income Investments was $284,994.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$530,987,381	$175,023,174	$211,276,234
Distributable earnings (accumulated losses)	(108,752,282)	(6,668,980)	(41,829,647)
Net assets	$422,235,099	$168,354,194	$169,446,587
Class A
Net assets	$8,624,662	$21,772,632	$13,633,218
Shares outstanding	739,023	1,792,354	1,745,543
Net asset value per share	$11.67	$12.15	$7.81
Maximum offering price per share	$12.12	$12.43	$8.11
Class P
Net assets	$413,610,437	$146,581,562	$155,813,369
Shares outstanding	35,472,722	12,059,454	20,053,389
Net asset value, offering price and redemption value per share[2]	$11.66	$12.15	$7.77

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$188,751,309	$690,076,561	$595,037,540
Foreign currency	677,004	167	—
Investments, at value
Investments[1]	$176,487,010	$799,874,660	$824,403,910
Foreign currency	676,518	168	—
Cash	223,022	17,187	—
Receivable for investments sold	1,053,413	—	240,576
Receivable for fund shares sold	154,371	397,458	289,285
Receivable for interest and dividends	2,990,696	692,042	366,787
Receivable for foreign tax reclaims	1,688	201,346	13,241
Unrealized appreciation on forward foreign currency contracts	2,209	8,010	—
Other assets	35,250	31,390	31,739
Total assets	181,624,177	801,222,261	825,345,538
Liabilities:
Payable for cash collateral from securities loaned	113,770	13,613,352	383,402
Payable for investments purchased	2,228,716	1,240,314	3,034,756
Payable for fund shares redeemed	614,124	2,050,893	1,684,725
Payable to affiliate	153,427	1,034,452	1,108,735
Payable to custodian	12,668	39,535	31,252
Payable for foreign withholding taxes and foreign capital gains taxes	403	12,622	—
Unrealized depreciation on forward foreign currency contracts	289,000	29,302	—
Accrued expenses and other liabilities	181,482	230,619	189,296
Total liabilities	3,593,590	18,251,089	6,432,166
Net assets	$178,030,587	$782,971,172	$818,913,372

1  Includes $111,132, $16,197,742 and $361,411, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$219,722,231	$654,996,876	$536,617,760
Distributable earnings (accumulated losses)	(41,691,644)	127,974,296	282,295,612
Net assets	$178,030,587	$782,971,172	$818,913,372
Class A
Net assets	$2,083,470	$92,052,727	$49,029,869
Shares outstanding	237,026	4,323,685	3,072,419
Net asset value per share	$8.79	$21.29	$15.96
Maximum offering price per share	$9.13	$22.53	$16.89
Class P
Net assets	$168,184,968	$690,918,445	$769,883,503
Shares outstanding	19,215,092	32,675,641	40,998,572
Net asset value, offering price and redemption value per share[2]	$8.75	$21.14	$18.78
Class P2
Net assets	$7,762,149	$—	$—
Shares outstanding	865,193	—	—
Net asset value and offering price per share	$8.97	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$265,784,540	$251,076,164	$701,502,381
Foreign currency	—	—	238,028
Investments, at value
Investments[1]	$295,645,954	$293,448,330	$812,256,290
Foreign currency	—	—	237,974
Cash	78,836	—	—
Receivable for investments sold	456,922	1,677,094	4,066,785
Receivable for fund shares sold	389,102	81,478	327,772
Receivable for interest and dividends	62,130	30,577	889,237
Receivable for foreign tax reclaims	13,990	—	5,145,761
Other assets	26,848	25,124	33,936
Total assets	296,673,782	295,262,603	822,957,755
Liabilities:
Investments sold short, at value (proceeds—$0, $0, and $90,674,238, respectively)	—	—	89,904,327
Payable for cash collateral from securities loaned	17,181,783	16,264,360	50,708,647
Payable for investments purchased	160,885	942,186	3,290,015
Payable for fund shares redeemed	414,784	706,042	1,127,092
Payable for dividend and interest expense on investments sold short	—	—	108,795
Payable to affiliate	389,171	377,375	917,284
Payable to custodian	32,321	25,857	373,617
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	328,029
Accrued expenses and other liabilities	155,762	135,492	306,902
Total liabilities	18,334,706	18,451,312	147,064,708
Net assets	$278,339,076	$276,811,291	$675,893,047

1  Includes $26,097,611, $20,039,353 and $54,716,492, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$241,109,054	$228,719,216	$566,084,225
Distributable earnings (accumulated losses)	37,230,022	48,092,075	109,808,822
Net assets	$278,339,076	$276,811,291	$675,893,047
Class A
Net assets	$13,139,924	$17,241,262	$21,760,761
Shares outstanding	781,660	1,300,239	1,292,498
Net asset value per share	$16.81	$13.26	$16.84
Maximum offering price per share	$17.79	$14.03	$17.82
Class P
Net assets	$265,199,152	$259,570,029	$640,476,976
Shares outstanding	14,918,584	16,554,489	38,483,074
Net asset value, offering price and redemption value per share[2]	$17.78	$15.68	$16.64
Class P2
Net assets	$—	$—	$13,655,310
Shares outstanding	—	—	807,220
Net asset value and offering price per share	$—	$—	$16.92

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2025 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$379,865,075	$62,038,668	$359,766,943
Foreign currency	213,559	9	1,793,439
Investments, at value
Investments[1]	$402,041,201	$59,909,967	$363,196,398
Foreign currency	214,198	9	1,761,204
Cash	6,280	1,975	—
Cash collateral on options	—	—	7,889,007
Cash collateral on futures	—	—	979,410
Cash collateral on swap agreements	—	—	15,998,081
Cash Collateral for short sales	—	—	24,682,957
Cash collateral for forward foreign currency contracts	—	—	20,000
Due from broker	—	—	11,629,727
Receivable for investments sold	2,142,313	112,827	2,842,642
Receivable for investments sold short	—	—	7,710,562
Receivable for fund shares sold	885,869	54,232	116,290
Receivable for interest and dividends	680,300	97,468	811,422
Receivable for foreign tax reclaims	23,919	28,893	161,580
Receivable for variation margin on futures contracts	—	—	117,126
Receivable for variation margin on centrally cleared swap agreements	—	—	617,449
OTC swap agreements, at value[2]	—	—	599,722
Unrealized appreciation on forward foreign currency contracts	175	—	776,582
Other assets	36,241	19,705	36,000
Total assets	406,030,496	60,225,076	439,946,159
Liabilities:
Investments sold short, at value (proceeds—$0, $0, and $92,698,746, respectively)	—	—	93,032,969
Options and swaptions written, at value (premiums received $0, $0 and $706,472, respectively)	—	—	987,175
Due to broker	—	—	204,124
Payable for cash collateral from securities loaned	3,653,746	3,775,750	—
Payable for investments purchased	3,915,769	45,914	9,554,007
Payable for fund shares redeemed	895,189	82,633	921,711
Payable for dividend and interest expense on investments sold short	—	—	46,174
Payable to affiliate	468,437	43,534	552,081
Payable to custodian	235,972	37,529	8,686,581
Payable for foreign withholding taxes and foreign capital gains taxes	751,111	18,451	4,348
Payable for variation margin on futures contracts	—	—	27,200
Payable for variation margin on centrally cleared swap agreements	—	—	32,879
OTC swap agreements, at value[2]	—	—	210,954
Unrealized depreciation on forward foreign currency contracts	6	—	641,285
Accrued expenses and other liabilities	264,387	152,637	187,239
Total liabilities	10,184,617	4,156,448	115,088,727
Net assets	$395,845,879	$56,068,628	$324,857,432

1  Includes $5,801,255, $4,982,760 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Alternative Strategies Investments was $90,976. Net upfront payment made by PACE Alternative Strategies Investments was $342,074.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (concluded)
January 31, 2025 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$392,734,765	$74,180,614	$324,463,753
Distributable earnings (accumulated losses)	3,111,114	(18,111,986)	393,679
Net assets	$395,845,879	$56,068,628	$324,857,432
Class A
Net assets	$2,823,568	$130,506	$3,342,008
Shares outstanding	214,490	19,910	315,685
Net asset value per share	$13.16	$6.55	$10.59
Maximum offering price per share	$13.93	$6.93	$11.21
Class P
Net assets	$224,870,801	$55,938,122	$266,251,184
Shares outstanding	17,031,850	8,961,869	25,161,842
Net asset value, offering price and redemption value per share[2]	$13.20	$6.24	$10.58
Class P2
Net assets	$168,151,510	$—	$55,264,240
Shares outstanding	12,564,080	—	5,155,409
Net asset value and offering price per share	$13.38	$—	$10.72

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations
For the six months ended January 31, 2025 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Dividends	$—	$—	$166,229
Interest	70,350,851	4,630,727	6,367,139
Securities lending	—	—	12,603
Foreign tax withheld	—	(46,996)	—
Total income	70,350,851	4,583,731	6,545,971
Expenses:
Investment advisory and administration fees	3,602,803	502,417	565,108
Service fees—Class A	—	20,899	9,321
Transfer agency and related services fees	129,867	152,322	140,134
Custody and fund accounting fees	52,166	65,300	21,942
Trustees fees	20,125	11,128	11,200
Professional services fees	53,373	95,548	90,537
Printing and shareholder report fees	72,146	16,358	20,198
Federal and state registration fees	90,389	21,829	22,023
Insurance expense	7,118	1,583	520
Interest expense	—	1,039,220	—
Other expenses	33,867	29,906	24,679
Total expenses	4,061,854	1,956,510	905,662
Fee waivers and/or expense reimbursements by investment manager and administrator*	(1,873,457)	(238,681)	(269,585)
Net expenses	2,188,397	1,717,829	636,077
Net investment income (loss)	68,162,454	2,865,902	5,909,894
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	5,084	(1,862,387)	558,840
Investments sold short	—	776,891	—
Options and swaptions written	—	274,330	—
Futures contracts	—	(161,093)	(779,981)
Swap agreements	—	1,138,627	—
Forward foreign currency contracts	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	5,084	166,368	(221,141)
Change in net unrealized appreciation (depreciation) on:
Investments	—	(4,367,667)	(580,051)
Investments sold short	—	726,111	—
Options and swaptions written	—	82,970	—
Futures contracts	—	(352,060)	(2,757,430)
Swap agreements	—	193,669	—
Forward foreign currency contracts	—	—	—
Translation of other assets and liabilities denominated in foreign currency	—	—	(1)
Net change in unrealized appreciation (depreciation)	—	(3,716,977)	(3,337,482)
Net realized and unrealized gain (loss) from investment activities	5,084	(3,550,609)	(3,558,623)
Net increase (decrease) in net assets resulting from operations	$68,167,538	$(684,707)	$2,351,271

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2025 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$267,511	$—	$—
Interest	13,039,824	2,829,377	3,870,166
Securities lending	23,607	—	3,224
Foreign tax withheld	(8,651)	—	(12,856)
Total income	13,322,291	2,829,377	3,860,534
Expenses:
Investment advisory and administration fees	1,162,958	449,633	541,977
Service fees—Class A	11,569	28,352	18,450
Transfer agency and related services fees	179,569	28,731	160,305
Custody and fund accounting fees	130,611	14,510	90,706
Trustees fees	12,012	11,128	11,117
Professional services fees	100,612	76,985	101,719
Printing and shareholder report fees	14,733	6,858	35,940
Federal and state registration fees	22,670	21,681	21,604
Insurance expense	1,272	496	492
Interest expense	388,322	—	—
Other expenses	35,366	23,571	25,269
Total expenses	2,059,694	661,945	1,007,579
Fee waivers and/or expense reimbursements by investment manager and administrator*	(229,876)	(121,011)	(234,687)
Net expenses	1,829,818	540,934	772,892
Net investment income (loss)	11,492,473	2,288,443	3,087,642
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	1,215,397	(728,845)	(1,437,881)
Options and swaptions written	55,995	—	—
Futures contracts	(442,675)	—	34,913
Swap agreements	238,313	—	—
Forward foreign currency contracts	337,695	—	382,950
Foreign currency transactions	(31,365)	—	(64,329)
Net realized gain (loss)	1,373,360	(728,845)	(1,084,347)
Change in net unrealized appreciation (depreciation) on:
Investments	(3,393,210)	104,652	(2,445,719)
Options and swaptions written	18,106	—	—
Futures contracts	(3,739,399)	—	(423,590)
Swap agreements	327,137	—	—
Forward foreign currency contracts	16,997	—	(552,203)
Translation of other assets and liabilities denominated in foreign currency	(607,580)	—	(35,690)
Net change in unrealized appreciation (depreciation)	(7,377,949)	104,652	(3,457,202)
Net realized and unrealized gain (loss) from investment activities	(6,004,589)	(624,193)	(4,541,549)
Net increase (decrease) in net assets resulting from operations	$5,487,884	$1,664,250	$(1,453,907)

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2025 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$35,937	$8,955,648	$2,988,496
Interest	6,523,666	768,884	649,530
Securities lending	53	18,782	622
Foreign tax withheld	(47)	(64,948)	(13,074)
Total income	6,559,609	9,678,366	3,625,574
Expenses:
Investment advisory and administration fees	645,792	3,040,566	3,243,277
Service fees—Class A	3,259	116,957	61,134
Transfer agency and related services fees	133,056	213,769	202,673
Custody and fund accounting fees	25,576	91,232	80,831
Trustees fees	11,141	13,210	13,417
Professional services fees	90,859	81,081	81,138
Printing and shareholder report fees	35,721	32,281	21,352
Federal and state registration fees	26,619	22,760	22,892
Insurance expense	474	1,880	1,801
Interest expense	—	640	1,207
Other expenses	33,516	43,779	37,000
Total expenses	1,006,013	3,658,155	3,766,722
Fee waivers and/or expense reimbursements by investment manager and administrator*	(204,406)	(6,297)	(93,243)
Net expenses	801,607	3,651,858	3,673,479
Net investment income (loss)	5,758,002	6,026,508	(47,905)
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(365,899)	48,874,364	95,528,836
Forward foreign currency contracts	1,887,045	—	—
Foreign currency transactions	(104,754)	(3,313)	—
Net realized gain (loss)	1,416,392	48,871,051	95,528,836
Change in net unrealized appreciation (depreciation) on:
Investments	665,777	(602,945)	8,244,708
Forward foreign currency contracts	32,300	(21,292)	—
Translation of other assets and liabilities denominated in foreign currency	(11,866)	(8,065)	—
Net change in unrealized appreciation (depreciation)	686,211	(632,302)	8,244,708
Net realized and unrealized gain (loss) from investment activities	2,102,603	48,238,749	103,773,544
Net increase (decrease) in net assets resulting from operations	$7,860,605	$54,265,257	$103,725,639
*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2025 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments	PACE International Emerging Markets Equity Investments
Investment income:
Dividends	$2,887,725	$539,164	$9,042,121	$4,130,262
Interest	98,887	65,729	149,464	166,826
Securities lending	9,659	13,688	63,661	12,903
Foreign tax withheld	—	(8,117)	(494,296)	(445,020)
Total income	2,996,271	610,464	8,760,950	3,864,971
Expenses:
Investment advisory and administration fees	1,170,753	1,103,335	3,151,915	1,995,340
Service fees—Class A	17,233	21,568	28,348	3,729
Transfer agency and related services fees	193,940	189,677	201,534	198,070
Custody and fund accounting fees	63,561	57,028	186,273	287,461
Trustees fees	11,488	11,397	12,995	11,886
Professional services fees	92,257	80,163	110,873	99,532
Printing and shareholder report fees	25,844	18,340	22,525	31,474
Federal and state registration fees	21,553	21,003	28,675	28,770
Insurance expense	690	605	1,977	858
Interest expense	1,177	—	4,040	1,161
Dividend expense	—	—	2,346,025	—
Other expenses	27,294	27,345	78,398	93,298
Total expenses	1,625,790	1,530,461	6,173,578	2,751,579
Fee waivers and/or expense reimbursements by investment manager and administrator*	(85,401)	(25,162)	(306,491)	(583,602)
Net expenses	1,540,389	1,505,299	5,867,087	2,167,977
Net investment income (loss)	1,455,882	(894,835)	2,893,863	1,696,994
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $0, $0, $28,072, and $284,475, respectively)	13,936,272	10,488,556	35,024,723	7,601,501
Investments sold short	—	—	986,599	—
Forward foreign currency contracts	—	—	—	7,845
Foreign currency transactions	—	—	(31,170)	(182,205)
Net realized gain (loss)	13,936,272	10,488,556	35,980,152	7,427,141
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0, $0, $13,931 and $497,029, respectively)	(10,766,894)	17,770,489	(36,139,709)	2,416,112
Investments sold short	—	—	2,869,383	—
Forward foreign currency contracts	—	—	—	169
Translation of other assets and liabilities denominated in foreign currency	—	—	(215,942)	5,693
Net change in unrealized appreciation (depreciation)	(10,766,894)	17,770,489	(33,486,268)	2,421,974
Net realized and unrealized gain (loss) from investment activities	3,169,378	28,259,045	2,493,884	9,849,115
Net increase (decrease) in net assets resulting from operations	$4,625,260	$27,364,210	$5,387,747	$11,546,109

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (concluded)
For the six months ended January 31, 2025 (unaudited)

	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$1,051,688	$3,392,130
Interest	20,297	4,137,595
Securities lending	2,722	—
Foreign tax withheld	(18,565)	(207,309)
Total income	1,056,142	7,322,416
Expenses:
Investment advisory and administration fees	245,225	2,372,416
Service fees—Class A	189	4,274
Transfer agency and related services fees	133,574	114,837
Custody and fund accounting fees	25,476	357,142
Trustees fees	10,702	11,678
Professional services fees	80,973	157,398
Printing and shareholder report fees	17,631	47,824
Federal and state registration fees	15,602	27,346
Insurance expense	144	1,854
Interest expense	—	14,064
Dividend expense	—	1,315,475
Other expenses	35,015	82,316
Total expenses	564,531	4,506,624
Fee waivers and/or expense reimbursements by investment manager and administrator*	(196,505)	(607,421)
Net expenses	368,026	3,899,203
Net investment income (loss)	688,116	3,423,213
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(153,787)	17,270,631
Investments sold short	—	(8,585,542)
Options and swaptions written	—	579,691
Futures contracts	—	(128,063)
Swap agreements	—	(479,429)
Forward foreign currency contracts	—	(306,517)
Foreign currency transactions	(2,874)	(120,095)
Net realized gain (loss)	(156,661)	8,230,676
Change in net unrealized appreciation (depreciation) on:
Investments	(2,416,833)	(7,004,255)
Investments sold short	—	4,589,634
Options and swaptions written	—	(63,989)
Futures contracts	—	683,505
Swap agreements	—	460,677
Forward foreign currency contracts	—	246,447
Translation of other assets and liabilities denominated in foreign currency	3,092	(56,508)
Net change in unrealized appreciation (depreciation)	(2,413,741)	(1,144,489)
Net realized and unrealized gain (loss) from investment activities	(2,570,402)	7,086,187
Net increase (decrease) in net assets resulting from operations	$(1,882,286)	$10,509,400

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$68,162,454	$147,258,779	$2,865,902	$5,850,816
Net realized gain (loss)	5,084	(1,232)	166,368	(638,281)
Net change in unrealized appreciation (depreciation)	—	—	(3,716,977)	4,034,897
Net increase (decrease) in net assets resulting from operations	68,167,538	147,257,547	(684,707)	9,247,432
Total distributions—Class A	—	—	(421,862)	(857,917)
Total distributions—Class Y	—	—	(86,881)	(362,007)
Total distributions—Class P	(68,162,454)	(147,258,779)	(4,321,205)	(8,508,688)
Total distributions	(68,162,454)	(147,258,779)	(4,829,948)	(9,728,612)
From beneficial interest transactions:
Proceeds from shares sold	2,508,239,628	5,136,195,095	19,084,918	25,481,124
Cost of shares redeemed	(2,460,261,067)	(5,025,749,896)	(29,312,823)	(51,302,602)
Shares issued on reinvestment of dividends and distributions	62,108,859	127,049,584	4,335,847	8,733,738
Net increase (decrease) in net assets from beneficial interest transactions	110,087,420	237,494,783	(5,892,058)	(17,087,740)
Net increase (decrease) in net assets	110,092,504	237,493,551	(11,406,713)	(17,568,920)
Net assets:
Beginning of period	2,737,845,130	2,500,351,579	185,579,475	203,148,395
End of period	$2,847,937,634	$2,737,845,130	$174,172,762	$185,579,475

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$5,909,894	$12,298,107	$11,492,473	$23,876,731
Net realized gain (loss)	(221,141)	(4,047,257)	1,373,360	(9,500,972)
Net change in unrealized appreciation (depreciation)	(3,337,482)	7,546,487	(7,377,949)	17,745,393
Net increase (decrease) in net assets resulting from operations	2,351,271	15,797,337	$5,487,884	32,121,152
Total distributions—Class A	(206,538)	(438,572)	(237,956)	(467,653)
Total distributions—Class Y	(2,469)	(9,910)	(9,217)	(39,962)
Total distributions—Class P	(5,718,365)	(11,880,062)	(11,623,702)	(22,555,796)
Return of capital—Class A	—	—	—	(32,726)
Return of capital—Class Y	—	—	—	(2,796)
Return of capital—Class P	—	—	—	(1,578,416)
Total distributions	(5,927,372)	(12,328,544)	(11,870,875)	(24,677,349)
From beneficial interest transactions:
Proceeds from shares sold	16,932,650	29,416,000	19,755,069	45,770,805
Cost of shares redeemed	(24,572,163)	(52,900,967)	(45,922,706)	(96,746,917)
Shares issued on reinvestment of dividends and distributions	5,333,646	11,084,633	10,910,033	22,691,664
Net increase (decrease) in net assets from beneficial interest transactions	(2,305,867)	(12,400,334)	(15,257,604)	(28,284,448)
Net increase (decrease) in net assets	(5,881,968)	(8,931,541)	(21,640,595)	(20,840,645)
Net assets:
Beginning of period	206,180,269	215,111,810	443,875,694	464,716,339
End of period	$200,298,301	$206,180,269	$422,235,099	$443,875,694

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$2,288,443	$4,909,827	$3,087,642	$6,380,225
Net realized gain (loss)	(728,845)	(1,856,777)	(1,084,347)	(5,693,652)
Net change in unrealized appreciation (depreciation)	104,652	3,341,206	(3,457,202)	4,482,633
Net increase (decrease) in net assets resulting from operations	1,664,250	6,394,256	(1,453,907)	5,169,206
Total distributions—Class A	(264,861)	(548,106)	(246,651)	(204,957)
Total distributions—Class Y	(24)	(95)	(10,292)	(17,837)
Total distributions—Class P	(2,030,434)	(4,299,554)	(2,987,049)	(2,425,443)
Return of capital—Class A	—	—	—	(316,138)
Return of capital—Class Y	—	—	—	(27,512)
Return of capital—Class P	—	—	—	(3,741,148)
Total distributions	(2,295,319)	(4,847,755)	(3,243,992)	(6,733,035)
From beneficial interest transactions:
Proceeds from shares sold	10,794,536	18,029,424	9,349,957	22,691,971
Cost of shares redeemed	(28,403,186)	(51,093,076)	(22,001,236)	(44,631,643)
Shares issued on reinvestment of dividends and distributions	1,919,208	4,094,749	2,947,287	6,137,298
Net increase (decrease) in net assets from beneficial interest transactions	(15,689,442)	(28,968,903)	(9,703,992)	(15,802,374)
Net increase (decrease) in net assets	(16,320,511)	(27,422,402)	(14,401,891)	(17,366,203)
Net assets:
Beginning of period	184,674,705	212,097,107	183,848,478	201,214,681
End of period	$168,354,194	$184,674,705	$169,446,587	$183,848,478

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$5,758,002	$12,023,094	$6,026,508	$13,649,569
Net realized gain (loss)	1,416,392	(5,421,658)	48,871,051	49,968,882
Net change in unrealized appreciation (depreciation)	686,211	12,743,723	(632,302)	41,737,796
Net increase (decrease) in net assets resulting from operations	7,860,605	19,345,159	54,265,257	105,356,247
Total distributions—Class A	(77,891)	(160,394)	(8,062,238)	(4,337,084)
Total distributions—Class Y	(10,940)	(35,179)	—	(887,988)
Total distributions—Class P	(5,503,356)	(9,930,191)	(62,100,377)	(35,356,800)
Total distributions—Class P2	(239,368)	(456,055)	—	—
Return of capital—Class A	—	(23,050)	—	—
Return of capital—Class Y	—	(5,055)	—	—
Return of capital—Class P	—	(1,427,031)	—	—
Return of capital—Class P2	—	(65,538)	—	—
Total distributions	(5,831,555)	(12,102,493)	(70,162,615)	(40,581,872)
From beneficial interest transactions:
Proceeds from shares sold	6,247,169	12,720,083	28,871,702	27,114,621
Cost of shares redeemed	(22,721,372)	(41,095,243)	(93,688,065)	(172,631,257)
Shares issued on reinvestment of dividends and distributions	5,325,717	11,096,262	65,302,677	37,815,027
Net increase (decrease) in net assets from beneficial interest transactions	(11,148,486)	(17,278,898)	486,314	(107,701,609)
Net increase (decrease) in net assets	(9,119,436)	(10,036,232)	(15,411,044)	(42,927,234)
Net assets:
Beginning of period	187,150,023	197,186,255	798,382,216	841,309,450
End of period	$178,030,587	$187,150,023	$782,971,172	$798,382,216

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$(47,905)	$(2,072,467)	$1,455,882	$2,177,387
Net realized gain (loss)	95,528,836	81,431,424	13,936,272	43,248,618
Net change in unrealized appreciation (depreciation)	8,244,708	91,807,883	(10,766,894)	(12,080,730)
Net increase (decrease) in net assets resulting from operations	103,725,639	171,166,840	4,625,260	33,345,275
Total distributions—Class A	(6,035,709)	(1,036,657)	(2,160,847)	(76,345)
Total distributions—Class Y	—	(401,826)	—	(717)
Total distributions—Class P	(82,098,203)	(14,972,014)	(42,388,322)	(2,016,290)
Total distributions	(88,133,912)	(16,410,497)	(44,549,169)	(2,093,352)
From beneficial interest transactions:
Proceeds from shares sold	32,140,136	25,094,372	6,527,284	15,175,101
Cost of shares redeemed	(116,467,748)	(200,176,823)	(32,474,019)	(64,753,085)
Shares issued on reinvestment of dividends and distributions	83,285,109	15,596,769	41,096,065	1,920,146
Net increase (decrease) in net assets from beneficial interest transactions	(1,042,503)	(159,485,682)	15,149,330	(47,657,838)
Net increase (decrease) in net assets	14,549,224	(4,729,339)	(24,774,579)	(16,405,915)
Net assets:
Beginning of period	804,364,148	809,093,487	303,113,655	319,519,570
End of period	$818,913,372	$804,364,148	$278,339,076	$303,113,655

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$(894,835)	$(1,710,154)	$2,893,863	$13,928,445
Net realized gain (loss)	10,488,556	22,472,460	35,980,152	50,373,322
Net change in unrealized appreciation (depreciation)	17,770,489	(9,961,489)	(33,486,268)	22,281,008
Net increase (decrease) in net assets resulting from operations	27,364,210	10,800,817	5,387,747	86,582,775
Total distributions—Class A	(589,242)	—	(2,494,669)	(851,608)
Total distributions—Class Y	—	—	—	(435,494)
Total distributions—Class P	(7,601,230)	—	(75,905,054)	(28,233,058)
Total distributions—Class P2	—	—	(1,515,048)	(591,278)
Total distributions	(8,190,472)	—	(79,914,771)	(30,111,438)
From beneficial interest transactions:
Proceeds from shares sold	6,308,857	17,406,070	23,933,335	23,784,555
Cost of shares redeemed	(26,784,979)	(52,938,293)	(77,373,559)	(151,352,116)
Shares issued on reinvestment of dividends and distributions	7,682,435	—	74,260,948	27,953,823
Net increase (decrease) in net assets from beneficial interest transactions	(12,793,687)	(35,532,223)	20,820,724	(99,613,738)
Net increase (decrease) in net assets	6,380,051	(24,731,406)	(53,706,300)	(43,142,401)
Net assets:
Beginning of period	270,431,240	295,162,646	729,599,347	772,741,748
End of period	$276,811,291	$270,431,240	$675,893,047	$729,599,347

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$1,696,994	$5,479,613	$688,116	$1,038,695
Net realized gain (loss)	7,427,141	4,236,580	(156,661)	(4,629,822)
Net change in unrealized appreciation (depreciation)	2,421,974	(6,945,182)	(2,413,741)	7,074,621
Net increase (decrease) in net assets resulting from operations	11,546,109	2,771,011	(1,882,286)	3,483,494
Total distributions—Class A	(26,436)	(37,074)	(2,355)	(1,964)
Total distributions—Class Y	—	(57,770)	—	—
Total distributions—Class P	(2,706,267)	(3,437,147)	(1,117,110)	(1,017,632)
Total distributions—Class P2	(992,647)	(1,596,581)	—	—
Total distributions	(3,725,350)	(5,128,572)	(1,119,465)	(1,019,596)
From beneficial interest transactions:
Proceeds from shares sold	54,345,840	85,328,727	2,083,810	5,471,721
Cost of shares redeemed	(53,707,697)	(83,836,942)	(6,254,459)	(14,333,891)
Shares issued on reinvestment of dividends and distributions	2,958,859	3,835,876	1,030,379	949,458
Net increase (decrease) in net assets from beneficial interest transactions	3,597,002	5,327,661	(3,140,270)	(7,912,712)
Net increase (decrease) in net assets	11,417,761	2,970,100	(6,142,021)	(5,448,814)
Net assets:
Beginning of period	384,428,118	381,458,018	62,210,649	67,659,463
End of period	$395,845,879	$384,428,118	$56,068,628	$62,210,649

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (concluded)

	PACE Alternative Strategies Investments
	For the six months ended January 31, 2025 (unaudited)	For the year ended July 31, 2024
From operations:
Net investment income (loss)	$3,423,213	$7,962,562
Net realized gain (loss)	8,230,676	22,493,721
Net change in unrealized appreciation (depreciation)	(1,144,489)	961,225
Net increase (decrease) in net assets resulting from operations	10,509,400	31,417,508
Total distributions—Class A	(248,065)	(127,522)
Total distributions—Class Y	—	(12,140)
Total distributions—Class P	(20,914,130)	(11,095,120)
Total distributions—Class P2	(3,791,774)	(1,802,676)
Total distributions	(24,953,969)	(13,037,458)
From beneficial interest transactions:
Proceeds from shares sold	11,400,210	20,199,241
Cost of shares redeemed	(38,050,496)	(80,061,856)
Shares issued on reinvestment of dividends and distributions	23,399,295	12,211,834
Net increase (decrease) in net assets from beneficial interest transactions	(3,250,991)	(47,650,781)
Net increase (decrease) in net assets	(17,695,560)	(29,270,731)
Net assets:
Beginning of period	342,552,992	371,823,723
End of period	$324,857,432	$342,552,992

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of cash flows
For the period ended January 31, 2025 (unaudited)

PACE International Equity Investments
Cash flows from operating activites
Net increase (decrease) in net assets resulting from operations	$5,387,747
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used/provided from operating activities:
Purchases of long-term investments	(173,431,299)
Purchases to cover investments sold short	(51,635,685)
Proceeds from disposition of long-term investments	230,863,514
Sales of investments sold short	48,526,808
Net proceeds from short-term investments	(9,795,177)
Net realized (gains) losses from investments in securities	(35,024,723)
Net realized (gains) losses from investments sold short	(986,599)
Net change in unrealized appreciation/depreciation of investments in securities	36,139,709
Net change in unrealized appreciation/depreciation of investments sold short	(2,869,383)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable for interest and dividends	(226,308)
Receivable for foreign tax reclaims	219,679
Other assets	(5,105)
Increase (decrease) in liabilities:
Credit facility payable	(646,917)
Payable for cash collateral from securities loaned	11,839,022
Payable for dividends and interest on investments sold short	(235)
Payable to affiliate	441,075
Payable to custodian	208,994
Payable for foreign withholding taxes and foreign capital gains taxes	35,181
Accrued expenses and other liabilities	(38,226)
Net cash provided from operating activities	59,002,072
Cash flows from financing activities
Proceeds from borrowings	8,195,931
Payments from borrowings	(8,195,931)
Proceeds from shares sold	24,002,337
Cost of shares repurchased	(77,305,719)
Dividends paid to shareholders	(5,653,823)
Net cash used in financing activities	(58,957,205)
Net increase (decrease) in cash and foreign currency	44,867
Cash and foreign currency, beginning of year	193,107
Cash and foreign currency, end of year	$237,974
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(74,260,948)
Cash paid during the year for interest	$4,040

See accompanying notes to financial statements

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.024	0.053	0.036	0.000[1]	0.000[1]	0.008
Net realized and unrealized gains (losses)	0.000[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]	—
Net increase (decrease) from operations	0.024	0.053	0.036	0.000[1]	0.000[1]	0.008
Dividends from net investment income	(0.024)	(0.053)	(0.036)	(0.000)[1]	(0.000)[1]	(0.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.41%	5.39%	3.84%	0.12%	0.01%	0.76%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.28%[3]	0.28%	0.31%	0.64%	0.65%	0.75%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.15%[3]	0.15%	0.21%	0.26%	0.10%	0.49%
Net investment income (loss)	4.73%[3]	5.26%	4.32%	0.16%	0.01%	0.60%
Supplemental data:
Net assets, end of period (000's)	$2,847,938	$2,737,845	$2,500,352	$420,920	$262,353	$316,103

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if these were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Annualized.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.40	$10.40	$11.47	$12.83	$13.03	$12.69
Net investment income (loss)[1]	0.15	0.29	0.26	0.14	0.13	0.26
Net realized and unrealized gain (loss)	(0.21)	0.20	(0.84)	(1.20)	0.04	0.48
Net increase (decrease) from operations	(0.06)	0.49	(0.58)	(1.06)	0.17	0.74
Dividends from net investment income	(0.26)	(0.49)	(0.49)	(0.30)	(0.37)	(0.40)
Net asset value, end of period	$10.08	$10.40	$10.40	$11.47	$12.83	$13.03
Total investment return[2]	(0.55)%	4.89%	(5.04)%	(8.25)%	1.20%	6.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	2.32%[3]	2.30%	1.13%	1.19%[4]	1.14%	1.36%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	2.10%[3]	2.08%	0.97%	0.97%[4]	0.98%	1.20%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.97%[3]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	2.19%[3]	2.82%	2.44%	1.15%	0.98%	2.02%
Supplemental data:
Net assets, end of period (000's)	$15,447	$17,255	$18,968	$23,265	$28,960	$31,498
Portfolio turnover	508%	977%	919%	817%	796%	765%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.40	$10.40	$11.48	$12.84	$13.04	$12.70
Net investment income (loss)[1]	0.17	0.31	0.29	0.17	0.16	0.29
Net realized and unrealized gains (losses)	(0.21)	0.21	(0.85)	(1.20)	0.04	0.48
Net increase (decrease) from operations	(0.04)	0.52	(0.56)	(1.03)	0.20	0.77
Dividends from net investment income	(0.28)	(0.52)	(0.52)	(0.33)	(0.40)	(0.43)
Net asset value, end of period	$10.08	$10.40	$10.40	$11.48	$12.84	$13.04
Total investment return[2]	(0.42)%	5.15%	(4.80)%	(8.09)%	1.53%	6.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	2.13%[3]	2.11%	0.94%	1.00%[4]	0.96%	1.18%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.86%[3]	1.83%	0.72%	0.72%[4]	0.73%	0.95%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.72%[3]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.16%[3]	3.07%	2.69%	1.41%	1.23%	2.26%
Supplemental data:
Net assets, end of period (000's)	$158,726	$161,965	$176,784	$230,495	$273,956	$281,524
Portfolio turnover	508%	977%	919%	817%	796%	765%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.60	$10.43	$11.16	$12.78	$13.36	$12.44
Net investment income (loss)[1]	0.29	0.59	0.46	0.13	0.12	0.23
Net realized and unrealized gain (loss)	(0.18)	0.17	(0.72)	(1.40)	(0.22)	0.95
Net increase (decrease) from operations	0.11	0.76	(0.26)	(1.27)	(0.10)	1.18
Dividends from net investment income	(0.30)	(0.59)	(0.47)	(0.16)	(0.17)	(0.26)
Distributions from net realized gain	—	—	—	(0.19)	(0.31)	—
Total dividends and distributions	(0.30)	(0.59)	(0.47)	(0.35)	(0.48)	(0.26)
Net asset value, end of period	$10.41	$10.60	$10.43	$11.16	$12.78	$13.36
Total investment return[2]	1.01%	7.61%	(2.28)%	(10.08)%	(0.72)%	9.61%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%[3]	1.11%	1.09%	1.14%	1.06%	1.04%[4]
Expenses after fee waivers and/or expense reimbursements	0.86%[3]	0.86%	0.86%	0.91%	0.91%	0.91%[4]
Net investment income (loss)	5.51%[3]	5.69%	4.36%	1.09%	0.95%	1.82%
Supplemental data:
Net assets, end of period (000's)	$7,116	$7,522	$8,043	$9,475	$12,045	$13,475
Portfolio turnover	19%	35%	214%	124%	416%	403%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.61	$10.43	$11.16	$12.79	$13.36	$12.44
Net investment income (loss)[1]	0.31	0.62	0.49	0.16	0.15	0.26
Net realized and unrealized gains (losses)	(0.20)	0.18	(0.72)	(1.41)	(0.20)	0.95
Net increase (decrease) from operations	0.11	0.80	(0.23)	(1.25)	(0.05)	1.21
Dividends from net investment income	(0.31)	(0.62)	(0.50)	(0.19)	(0.21)	(0.29)
Distributions from net realized gains	—	—	—	(0.19)	(0.31)	—
Total dividends and distributions	(0.31)	(0.62)	(0.50)	(0.38)	(0.52)	(0.29)
Net asset value, end of period	$10.41	$10.61	$10.43	$11.16	$12.79	$13.36
Total investment return[2]	1.13%	7.88%	(2.04)%	(9.92)%	(0.39)%	9.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.87%[3]	0.88%	0.87%	0.92%	0.85%	0.84%[4]
Expenses after fee waivers and/or expense reimbursements	0.61%[3]	0.61%	0.61%	0.66%	0.66%	0.66%[4]
Net investment income (loss)	5.76%[3]	5.94%	4.60%	1.35%	1.20%	2.08%
Supplemental data:
Net assets, end of period (000's)	$193,183	$198,496	$206,899	$255,082	$309,129	$323,819
Portfolio turnover	19%	35%	214%	124%	416%	403%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.85	$11.64	$12.31	$14.33	$14.91	$13.91
Net investment income (loss)[1]	0.30	0.59	0.49	0.28	0.32	0.37
Net realized and unrealized gain (loss)	(0.17)	0.23	(0.66)	(1.81)	(0.14)	1.06
Net increase (decrease) from operations	0.13	0.82	(0.17)	(1.53)	0.18	1.43
Dividends from net investment income	(0.31)	(0.57)	(0.47)	(0.32)	(0.33)	(0.43)
Distributions from net realized gain	—	—	—	(0.17)	(0.43)	—
Return of capital	—	(0.04)	(0.03)	—	—	—
Total dividends, distributions and return of capital	(0.31)	(0.61)	(0.50)	(0.49)	(0.76)	(0.43)
Net asset value, end of period	$11.67	$11.85	$11.64	$12.31	$14.33	$14.91
Total investment return[2]	1.08%	7.34%	(1.30)%	(10.95)%	1.25%	10.56%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.17%[3]	1.18%	1.12%	1.03%[4]	1.00%	1.35%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.08%[3]	1.09%	1.05%	0.90%[4]	0.94%	1.28%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%[3]	0.90%	0.90%	0.90%	0.93%	0.93%
Net investment income (loss)	4.98%[3]	5.10%	4.15%	2.06%	2.19%	2.57%
Supplemental data:
Net assets, end of period (000's)	$8,625	$9,445	$9,612	$12,073	$15,976	$18,980
Portfolio turnover	130%	190%	376%	65%	147%	248%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.84	$11.63	$12.30	$14.32	$14.90	$13.90
Net investment income (loss)[1]	0.32	0.62	0.52	0.31	0.35	0.40
Net realized and unrealized gains (losses)	(0.18)	0.23	(0.66)	(1.81)	(0.14)	1.06
Net increase (decrease) from operations	0.14	0.85	(0.14)	(1.50)	0.21	1.46
Dividends from net investment income	(0.32)	(0.60)	(0.50)	(0.35)	(0.36)	(0.46)
Distributions from net realized gains	—	—	—	(0.17)	(0.43)	—
Return of capital	—	(0.04)	(0.03)	—	—	—
Total dividends, distributions and return of capital	(0.32)	(0.64)	(0.53)	(0.52)	(0.79)	(0.46)
Net asset value, end of period	$11.66	$11.84	$11.63	$12.30	$14.32	$14.90
Total investment return[2]	1.21%	7.52%	(0.97)%	(10.74)%	1.51%	10.76%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.93%[3]	0.95%	0.89%	0.81%[4]	0.78%	1.13%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.83%[3]	0.84%	0.80%	0.65%[4]	0.69%	1.03%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%[3]	0.65%	0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	5.23%[3]	5.35%	4.44%	2.32%	2.44%	2.83%
Supplemental data:
Net assets, end of period (000's)	$413,610	$433,768	$454,270	$562,834	$678,031	$693,664
Portfolio turnover	130%	190%	376%	65%	147%	248%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.19	$12.08	$12.28	$13.45	$13.40	$13.23
Net investment income (loss)[1]	0.14	0.28	0.26	0.24	0.26	0.27
Net realized and unrealized gain (loss)	(0.04)	0.10	(0.20)	(1.12)	0.11	0.20
Net increase (decrease) from operations	0.10	0.38	0.06	(0.88)	0.37	0.47
Dividends from net investment income	(0.14)	(0.27)	(0.26)	(0.24)	(0.24)	(0.25)
Distributions from net realized gain	—	—	—	(0.05)	(0.08)	(0.05)
Total dividends and distributions	(0.14)	(0.27)	(0.26)	(0.29)	(0.32)	(0.30)
Net asset value, end of period	$12.15	$12.19	$12.08	$12.28	$13.45	$13.40
Total investment return[2]	0.86%	3.23%	0.48%	(6.68)%	2.81%	3.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.96%[3]	0.96%	0.90%	0.92%	0.93%	0.92%
Expenses after fee waivers and/or expense reimbursements	0.82%[3]	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.33%[3]	2.29%	2.14%	1.90%	1.95%	2.07%
Supplemental data:
Net assets, end of period (000's)	$21,773	$23,013	$26,381	$30,590	$37,068	$40,355
Portfolio turnover	3%	23%	11%	14%	9%	10%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.20	$12.09	$12.29	$13.46	$13.41	$13.24
Net investment income (loss)[1]	0.16	0.31	0.29	0.28	0.29	0.30
Net realized and unrealized gains (losses)	(0.05)	0.10	(0.20)	(1.13)	0.12	0.21
Net increase (decrease) from operations	0.11	0.41	0.09	(0.85)	0.41	0.51
Dividends from net investment income	(0.16)	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Distributions from net realized gains	—	—	—	(0.05)	(0.08)	(0.05)
Total dividends and distributions	(0.16)	(0.30)	(0.29)	(0.32)	(0.36)	(0.34)
Net asset value, end of period	$12.15	$12.20	$12.09	$12.29	$13.46	$13.41
Total investment return[2]	0.90%	3.49%	0.74%	(6.43)%	3.06%	3.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.70%[3]	0.70%	0.64%	0.67%	0.68%	0.67%
Expenses after fee waivers and/or expense reimbursements	0.57%[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.58%[3]	2.54%	2.39%	2.15%	2.20%	2.30%
Supplemental data:
Net assets, end of period (000's)	$146,582	$161,658	$185,715	$241,502	$281,012	$279,178
Portfolio turnover	3%	23%	11%	14%	9%	10%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.02	$8.07	$8.59	$10.48	$10.58	$10.01
Net investment income (loss)[1]	0.13	0.25	0.19	0.06	0.07	0.09
Net realized and unrealized gain (loss)	(0.20)	(0.04)	(0.50)	(1.50)	0.14	0.64
Net increase (decrease) from operations	(0.07)	0.21	(0.31)	(1.44)	0.21	0.73
Dividends from net investment income	(0.14)	(0.10)	—	(0.18)	(0.11)	(0.16)
Distributions from net realized gain	—	—	—	(0.12)	(0.20)	—
Return of capital	—	(0.16)	(0.21)	(0.15)	—	—
Total dividends, distributions and return of capital	(0.14)	(0.26)	(0.21)	(0.45)	(0.31)	(0.16)
Net asset value, end of period	$7.81	$8.02	$8.07	$8.59	$10.48	$10.58
Total investment return[2]	(0.95)%	2.77%	(3.57)%	(14.31)%	2.04%	7.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.31%[3]	1.30%	1.23%	1.33%	1.28%	1.27%
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.03%[3]	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	3.24%[3]	3.22%	2.37%	0.67%	0.67%	0.88%
Supplemental data:
Net assets, end of period (000's)	$13,633	$15,117	$16,861	$20,077	$26,309	$28,811
Portfolio turnover	62%	137%	189%	188%	132%	136%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.99	$8.04	$8.57	$10.46	$10.56	$10.00
Net investment income (loss)[1]	0.14	0.27	0.21	0.08	0.09	0.11
Net realized and unrealized gains (losses)	(0.21)	(0.04)	(0.51)	(1.50)	0.15	0.63
Net increase (decrease) from operations	(0.07)	0.23	(0.30)	(1.42)	0.24	0.74
Dividends from net investment income	(0.15)	(0.11)	—	(0.20)	(0.14)	(0.18)
Distributions from net realized gains	—	—	—	(0.11)	(0.20)	—
Return of capital	—	(0.17)	(0.23)	(0.16)	—	—
Total dividends, distributions and return of capital	(0.15)	(0.28)	(0.23)	(0.47)	(0.34)	(0.18)
Net asset value, end of period	$7.77	$7.99	$8.04	$8.57	$10.46	$10.56
Total investment return[2]	(0.96)%	3.04%	(3.45)%	(14.04)%	2.20%	7.54%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.10%[3]	1.10%	1.04%	1.13%	1.09%	1.08%
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.84%[3]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	3.43%[3]	3.41%	2.55%	0.86%	0.85%	1.07%
Supplemental data:
Net assets, end of period (000's)	$155,813	$167,619	$182,970	$229,783	$290,345	$300,695
Portfolio turnover	62%	137%	189%	188%	132%	136%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

See accompanying notes to financial statements

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PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.69	$8.36	$8.39	$10.01	$9.28	$9.72
Net investment income (loss)[1]	0.27	0.52	0.48	0.46	0.50	0.50
Net realized and unrealized gain (loss)	0.10	0.33	(0.02)	(1.56)	0.73	(0.40)
Net increase (decrease) from operations	0.37	0.85	0.46	(1.10)	1.23	0.10
Dividends from net investment income	(0.27)	(0.45)	(0.34)	(0.52)	(0.50)	(0.54)
Return of capital	—	(0.07)	(0.15)	—	—	—
Total dividends, distributions and return of capital	(0.27)	(0.52)	(0.49)	(0.52)	(0.50)	(0.54)
Net asset value, end of period	$8.79	$8.69	$8.36	$8.39	$10.01	$9.28
Total investment return[2]	4.30%	10.52%	5.77%	(11.39)%	13.48%	1.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.26%[3]	1.26%	1.20%[4]	1.26%	1.25%	1.24%
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.06%[3]	1.06%	1.06%[4]	1.06%	1.06%	1.06%
Net investment income (loss)	6.05%[3]	6.12%	5.85%	4.90%	5.12%	5.39%
Supplemental data:
Net assets, end of period (000's)	$2,083	$2,804	$3,241	$3,347	$4,662	$7,507
Portfolio turnover	27%	44%	33%	51%	75%	82%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.66	$8.34	$8.38	$10.01	$9.28	$9.73
Net investment income (loss)[1]	0.28	0.53	0.49	0.47	0.51	0.52
Net realized and unrealized gains (losses)	0.09	0.33	(0.02)	(1.55)	0.74	(0.40)
Net increase (decrease) from operations	0.37	0.86	0.47	(1.08)	1.25	0.12
Dividends from net investment income	(0.28)	(0.47)	(0.35)	(0.55)	(0.52)	(0.57)
Return of capital	—	(0.07)	(0.16)	—	—	—
Total dividends, distributions and return of capital	(0.28)	(0.54)	(0.51)	(0.55)	(0.52)	(0.57)
Net asset value, end of period	$8.75	$8.66	$8.34	$8.38	$10.01	$9.28
Total investment return[2]	4.34%	10.70%	5.89%	(11.27)%	13.78%	1.40%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.09%[3]	1.11%	1.06%[4]	1.11%	1.11%	1.10%
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.88%[3]	0.88%	0.91%[4]	0.91%	0.91%	0.91%
Net investment income (loss)	6.23%[3]	6.30%	6.01%	5.06%	5.21%	5.53%
Supplemental data:
Net assets, end of period (000's)	$168,185	$174,429	$184,550	$220,172	$272,938	$258,345
Portfolio turnover	27%	44%	33%	51%	75%	82%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

PACE High Yield Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2025	Years ended July 31,		Period ended
	(unaudited)	2024	2023	July 31, 2022[5]
Net asset value, beginning of period	$8.84	$8.45	$8.43	$10.06
Net investment income (loss)[1]	0.29	0.57	0.53	0.42
Net realized and unrealized gains (losses)	0.11	0.33	(0.02)	(1.60)
Net increase (decrease) from operations	0.40	0.90	0.51	(1.18)

Dividends from net investment income	(0.27)	(0.45)	(0.34)	(0.45)
Return of capital	—	(0.06)	(0.15)	—
Total dividends, distributions and return of capital	(0.27)	(0.51)	(0.49)	(0.45)

Net asset value, end of period	$8.97	$8.84	$8.45	$8.43
Total investment return[2]	4.53%	11.05%	6.28%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.95%[3]	0.96%	0.89%[4]	0.95%[3]
Expenses after fee waivers and/or expense reimbursements	0.57%[3]	0.58%	0.50%[4]	0.44%[3]
Net investment income (loss)	6.54%[3]	6.60%	6.38%	5.45%[3]
Supplemental data:
Net assets, end of period (000's)	$7,762	$9,248	$8,788	$20,233
Portfolio turnover	27%	44%	33%	51%

4  Includes interest expense representing less than 0.005%.

5  For the period from September 16, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.79	$20.04	$20.72	$25.34	$17.87	$21.57
Net investment income (loss)[1]	0.14	0.30	0.27	0.24	0.21	0.38
Net realized and unrealized gain (loss)	1.34	2.44	2.08	(0.57)	7.51	(2.83)
Net increase (decrease) from operations	1.48	2.74	2.35	(0.33)	7.72	(2.45)
Dividends from net investment income	(0.33)	(0.35)	(0.27)	(0.17)	(0.25)	(0.39)
Distributions from net realized gain	(1.65)	(0.64)	(2.76)	(4.12)	—	(0.86)
Total dividends and distributions	(1.98)	(0.99)	(3.03)	(4.29)	(0.25)	(1.25)
Net asset value, end of period	$21.29	$21.79	$20.04	$20.72	$25.34	$17.87
Total investment return[2]	6.98%	14.33%	13.25%	(1.88)%	43.50%	(12.41)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.13%[3,4]	1.14%[4]	1.13%	1.10%[4]	1.32%	1.47%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.13%[3,4]	1.14%[4]	1.13%	1.10%[4,5]	1.32%	1.47%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.13%[3]	1.14%	1.13%	1.10%[5]	1.12%	1.13%
Net investment income (loss)	1.30%[3]	1.51%	1.38%	1.03%	0.95%	1.91%
Supplemental data:
Net assets, end of period (000's)	$92,053	$92,833	$91,624	$93,283	$103,828	$81,190
Portfolio turnover	26%	43%	42%	42%	117%	72%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.68	$19.95	$20.64	$25.27	$17.81	$21.51
Net investment income (loss)[1]	0.17	0.35	0.31	0.29	0.26	0.42
Net realized and unrealized gains (losses)	1.32	2.41	2.08	(0.57)	7.50	(2.82)
Net increase (decrease) from operations	1.49	2.76	2.39	(0.28)	7.76	(2.40)
Dividends from net investment income	(0.38)	(0.39)	(0.32)	(0.23)	(0.30)	(0.44)
Distributions from net realized gains	(1.65)	(0.64)	(2.76)	(4.12)	—	(0.86)
Total dividends and distributions	(2.03)	(1.03)	(3.08)	(4.35)	(0.30)	(1.30)
Net asset value, end of period	$21.14	$21.68	$19.95	$20.64	$25.27	$17.81
Total investment return[2]	7.10%	14.57%	13.56%	(1.66)%	43.92%	(12.24)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.89%[3,4]	0.90%[4]	0.89%	0.86%[4]	1.07%	1.24%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3,4]	0.89%[4]	0.89%	0.87%[4,5]	1.07%	1.23%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.89%	0.89%	0.87%[5]	0.88%	0.89%
Net investment income (loss)	1.54%[3]	1.76%	1.61%	1.27%	1.19%	2.16%
Supplemental data:
Net assets, end of period (000's)	$690,918	$687,752	$732,118	$850,709	$1,018,933	$760,606
Portfolio turnover	26%	43%	42%	42%	117%	72%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.97	$13.24	$19.50	$28.94	$26.11	$24.27
Net investment income (loss)[1]	(0.02)	(0.07)	(0.02)	(0.08)	(0.19)	(0.02)
Net realized and unrealized gain (loss)	2.17	3.13	0.89	(3.35)	7.99	5.61
Net increase (decrease) from operations	2.15	3.06	0.87	(3.43)	7.80	5.59
Distributions from net realized gain	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)	(3.75)
Net asset value, end of period	$15.96	$15.97	$13.24	$19.50	$28.94	$26.11
Total investment return[2]	13.39%	23.56%	14.26%	(15.45)%	32.62%	26.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.14%[3,4]	1.15%[4]	1.15%[4]	1.13%[4]	1.13%[4]	1.16%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.13%[3,4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]
Net investment income (loss)	(0.25)%[3]	(0.50)%	(0.18)%	(0.35)%	(0.69)%	(0.10)%
Supplemental data:
Net assets, end of period (000's)	$49,030	$47,595	$43,495	$47,702	$63,320	$54,124
Portfolio turnover	28%	48%	67%	78%	39%	42%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.43	$15.19	$21.21	$30.89	$27.52	$25.37
Net investment income (loss)[1]	0.00[5]	(0.04)	0.01	(0.03)	(0.12)	0.04
Net realized and unrealized gains (losses)	2.51	3.61	1.13	(3.64)	8.46	5.90
Net increase (decrease) from operations	2.51	3.57	1.14	(3.67)	8.34	5.94
Dividends from net investment income	—	—	(0.03)	—	—	(0.04)
Distributions from net realized gains	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)	(3.75)
Total dividends and distributions	(2.16)	(0.33)	(7.16)	(6.01)	(4.97)	(3.79)
Net asset value, end of period	$18.78	$18.43	$15.19	$21.21	$30.89	$27.52
Total investment return[2]	13.56%	23.90%	14.49%	(15.22)%	32.89%	26.72%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	0.90%[3,4]	0.91%[4]	0.91%[4]	0.89%[4]	0.90%[4]	0.92%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.88%[3,4]	0.88%[4]	0.88%[4]	0.88%[4]	0.88%[4]	0.88%[4]
Net investment income (loss)	0.00%[3,6]	(0.25)%	0.07%	(0.10)%	(0.43)%	0.17%
Supplemental data:
Net assets, end of period (000's)	$769,884	$734,608	$746,123	$867,605	$1,202,262	$1,099,813
Portfolio turnover	28%	48%	67%	78%	39%	42%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  Amount represents less than $0.005 per share.

6  Amount represents less than 0.005% or (0.005)%.

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.58	$17.59	$21.11	$26.33	$16.88	$18.74
Net investment income (loss)[1]	0.07	0.09	0.08	0.06	0.02	0.08
Net realized and unrealized gain (loss)	0.28	1.99	0.20	(1.41)	9.53	(1.81)
Net increase (decrease) from operations	0.35	2.08	0.28	(1.35)	9.55	(1.73)
Dividends from net investment income	(0.13)	(0.09)	(0.11)	(0.05)	(0.10)	(0.13)
Distributions from net realized gain	(2.99)	(0.00)[2]	(3.69)	(3.82)	—	—
Total dividends and distributions	(3.12)	(0.09)	(3.80)	(3.87)	(0.10)	(0.13)
Net asset value, end of period	$16.81	$19.58	$17.59	$21.11	$26.33	$16.88
Total investment return[3]	1.54%	11.89%	2.90%	(5.92)%	56.72%	(9.32)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.29%[4,5]	1.29%	1.25%[5]	1.20%[5]	1.20%	1.23%[5]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.29%[4,5]	1.29%	1.25%[5]	1.20%[5]	1.20%	1.23%[5]
Net investment income (loss)	0.75%[4]	0.49%	0.45%	0.24%	0.09%	0.47%
Supplemental data:
Net assets, end of period (000's)	$13,140	$14,269	$15,198	$17,436	$19,885	$13,279
Portfolio turnover	19%	119%	36%	37%	50%	59%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.55	$18.45	$21.94	$27.22	$17.45	$19.36
Net investment income (loss)[1]	0.10	0.14	0.12	0.10	0.06	0.12
Net realized and unrealized gains (losses)	0.31	2.09	0.22	(1.47)	9.85	(1.86)
Net increase (decrease) from operations	0.41	2.23	0.34	(1.37)	9.91	(1.74)
Dividends from net investment income	(0.19)	(0.13)	(0.14)	(0.09)	(0.14)	(0.17)
Distributions from net realized gains	(2.99)	(0.00)[2]	(3.69)	(3.82)	—	—
Total dividends and distributions	(3.18)	(0.13)	(3.83)	(3.91)	(0.14)	(0.17)
Net asset value, end of period	$17.78	$20.55	$18.45	$21.94	$27.22	$17.45
Total investment return[3]	1.72%	12.16%	3.12%	(5.78)%	56.95%	(9.12)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.10%[4,5]	1.11%	1.07%[5]	1.01%[5]	1.02%	1.09%[5]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.04%[4,5]	1.04%	1.04%[5]	1.04%[5,6]	1.02%	1.04%[5]
Net investment income (loss)	1.01%[4]	0.75%	0.66%	0.41%	0.28%	0.65%
Supplemental data:
Net assets, end of period (000's)	$265,199	$288,762	$304,200	$381,341	$478,837	$338,418
Portfolio turnover	19%	119%	36%	37%	50%	59%

1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4  Annualized.

5  Includes interest expense representing less than 0.005%.

6  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.42	$11.89	$10.77	$21.72	$15.82	$16.82
Net investment income (loss)[1]	(0.05)	(0.09)	(0.07)	(0.09)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	1.35	0.62	1.19	(3.38)	7.42	1.65
Net increase (decrease) from operations	1.30	0.53	1.12	(3.47)	7.27	1.55
Distributions from net realized gain	(0.46)	—	—	(7.48)	(1.37)	(2.55)
Net asset value, end of period	$13.26	$12.42	$11.89	$10.77	$21.72	$15.82
Total investment return[2]	10.41%	4.46%	10.40%	(22.59)%	47.35%	10.43%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.26%[3]	1.28%[4]	1.26%[4]	1.20%[4]	1.19%[4]	1.23%[4]
Expenses after fee waivers and/or expense reimbursement/ recoupments	1.26%[3]	1.28%[4]	1.26%[4]	1.20%[4]	1.19%[4]	1.23%[4]
Net investment income (loss)	(0.82)%[3]	(0.82)%	(0.65)%	(0.60)%	(0.77)%	(0.64)%
Supplemental data:
Net assets, end of period (000's)	$17,241	$17,003	$19,984	$21,148	$31,412	$23,755
Portfolio turnover	30%	87%	94%	78%	98%	89%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.60	$13.95	$12.61	$24.07	$17.39	$18.21
Net investment income (loss)[1]	(0.05)	(0.08)	(0.06)	(0.08)	(0.13)	(0.08)
Net realized and unrealized gains (losses)	1.59	0.73	1.40	(3.90)	8.18	1.81
Net increase (decrease) from operations	1.54	0.65	1.34	(3.98)	8.05	1.73
Distributions from net realized gains	(0.46)	—	—	(7.48)	(1.37)	(2.55)
Net asset value, end of period	$15.68	$14.60	$13.95	$12.61	$24.07	$17.39
Total investment return[2]	10.50%	4.66%	10.63%	(22.47)%	47.57%	10.64%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.10%[3]	1.13%[4]	1.13%[4]	1.04%[4]	1.03%[4]	1.09%[4]
Expenses after fee waivers and/or expense reimbursement/ recoupments	1.08%[3]	1.08%[4]	1.08%[4]	1.04%[4]	1.03%[4]	1.08%[4]
Net investment income (loss)	(0.64)%[3]	(0.63)%	(0.47)%	(0.45)%	(0.60)%	(0.49)%
Supplemental data:
Net assets, end of period (000's)	$259,570	$253,428	$275,171	$315,222	$475,618	$383,461
Portfolio turnover	30%	87%	94%	78%	98%	89%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.86	$17.41	$15.50	$19.03	$14.64	$15.00
Net investment income (loss)[1]	0.05	0.29	0.28	0.32	0.24	0.21
Net realized and unrealized gain (loss)	0.05	1.83	2.07	(2.46)	4.34	(0.18)
Net increase (decrease) from operations	0.10	2.12	2.35	(2.14)	4.58	0.03
Dividends from net investment income	(0.33)	(0.59)	(0.13)	(0.37)	(0.19)	(0.36)
Distributions from net realized gain	(1.79)	(0.08)	(0.31)	(1.02)	—	(0.03)
Total dividends and distributions	(2.12)	(0.67)	(0.44)	(1.39)	(0.19)	(0.39)
Net asset value, end of period	$16.84	$18.86	$17.41	$15.50	$19.03	$14.64
Total investment return[2]	0.70%	12.67%	15.68%	(12.06)%	31.41%	0.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.02%[3]	1.82%	1.87%	1.77%	1.64%	1.78%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.92%[3]	1.70%	1.75%	1.69%	1.58%	1.78%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.34%
Net investment income (loss)	0.57%[3]	1.67%	1.78%	1.80%	1.40%	1.42%
Supplemental data:
Net assets, end of period (000's)	$21,761	$23,282	$22,999	$22,049	$28,773	$23,422
Portfolio turnover	22%	37%	40%	36%	48%	32%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.69	$17.26	$15.38	$18.90	$14.54	$14.90
Net investment income (loss)[1]	0.08	0.33	0.31	0.36	0.28	0.24
Net realized and unrealized gains (losses)	0.04	1.82	2.05	(2.44)	4.31	(0.17)
Net increase (decrease) from operations	0.12	2.15	2.36	(2.08)	4.59	0.07
Dividends from net investment income	(0.38)	(0.64)	(0.17)	(0.42)	(0.23)	(0.40)
Distributions from net realized gains	(1.79)	(0.08)	(0.31)	(1.02)	—	(0.03)
Total dividends and distributions	(2.17)	(0.72)	(0.48)	(1.44)	(0.23)	(0.43)
Net asset value, end of period	$16.64	$18.69	$17.26	$15.38	$18.90	$14.54
Total investment return[2]	0.81%	12.95%	15.93%	(11.84)%	31.74%	0.30%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.74%[3]	1.53%	1.59%	1.49%	1.36%	1.49%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.66%[3]	1.45%	1.50%	1.44%	1.33%	1.49%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.05%
Net investment income (loss)	0.81%[3]	1.92%	2.02%	2.07%	1.65%	1.70%
Supplemental data:
Net assets, end of period (000's)	$640,477	$680,809	$719,730	$781,868	$995,293	$815,785
Portfolio turnover	22%	37%	40%	36%	48%	32%
1  Calculated using the average shares method.

PACE International Equity Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2025 (unaudited)	Years ended July 31, 2024	Period ended July 31, 2023[4]
Net asset value, beginning of period	$18.85	$17.27	$15.67
Net investment income (loss)[1]	0.13	0.42	0.12
Net realized and unrealized gains (losses)	0.06	1.84	1.48
Net increase (decrease) from operations	0.19	2.26	1.60
Dividends from net investment income	(0.33)	(0.60)	—
Distributions from net realized gains	(1.79)	(0.08)	—
Total dividends and distributions	(2.12)	(0.68)	—
Net asset value, end of period	$16.92	$18.85	$17.27
Total investment return[2]	1.15%	13.58%	10.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.68%[3]	1.47%	1.46%[3]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.07%[3]	0.85%	0.85%[3]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.42%[3]	0.41%	0.43%[3]
Net investment income (loss)	1.41%[3]	2.45%	2.12%[3]
Supplemental data:
Net assets, end of period (000's)	$13,655	$14,903	$19,398
Portfolio turnover	22%	37%	40%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  For the period from March 28, 2023 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.95	$13.06	$12.01	$16.87	$13.79	$12.99
Net investment income (loss)[1]	0.03	0.14	0.18	0.22	0.05	0.12
Net realized and unrealized gain (loss)	0.30	(0.10)	1.13	(3.42)	3.18	0.80
Net increase (decrease) from operations	0.33	0.04	1.31	(3.20)	3.23	0.92
Dividends from net investment income	(0.12)	(0.15)	(0.26)	(0.23)	(0.15)	(0.12)
Distributions from net realized gain	—	—	—	(1.43)	—	—
Total dividends and distributions	(0.12)	(0.15)	(0.26)	(1.66)	(0.15)	(0.12)
Net asset value, end of period	$13.16	$12.95	$13.06	$12.01	$16.87	$13.79
Total investment return[2]	2.56%	0.35%	11.14%	(20.49)%	23.45%	6.97%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.65%[3,4]	1.68%[4]	1.68%	1.75%[4]	1.66%[4]	1.72%[4]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.45%[3,4]	1.45%[4]	1.46%	1.45%[4]	1.55%[4]	1.65%[4]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.45%[3]	1.45%	1.45%	1.45%	1.55%	1.65%
Net investment income (loss)	0.50%[3]	1.10%	1.54%	1.53%	0.33%	0.92%
Supplemental data:
Net assets, end of period (000's)	$2,824	$2,984	$3,462	$3,456	$5,033	$4,605
Portfolio turnover	32%	66%	81%	57%	82%	79%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.00	$13.12	$12.07	$16.95	$13.85	$13.04
Net investment income (loss)[1]	0.05	0.17	0.21	0.26	0.10	0.15
Net realized and unrealized gains (losses)	0.31	(0.11)	1.13	(3.43)	3.18	0.81
Net increase (decrease) from operations	0.36	0.06	1.34	(3.17)	3.28	0.96
Dividends from net investment income	(0.16)	(0.18)	(0.29)	(0.28)	(0.18)	(0.15)
Distributions from net realized gains	—	—	—	(1.43)	—	—
Total dividends and distributions	(0.16)	(0.18)	(0.29)	(1.71)	(0.18)	(0.15)
Net asset value, end of period	$13.20	$13.00	$13.12	$12.07	$16.95	$13.85
Total investment return[2]	2.75%	0.54%	11.43%	(20.28)%	23.75%	7.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.42%[3,4]	1.46%[4]	1.46%	1.54%[4]	1.44%[4]	1.51%[4]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3,4]	1.20%[4]	1.21%	1.20%[4]	1.30%[4]	1.40%[4]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%[3]	1.20%	1.20%	1.20%	1.30%	1.40%
Net investment income (loss)	0.74%[3]	1.36%	1.77%	1.81%	0.59%	1.14%
Supplemental data:
Net assets, end of period (000's)	$224,871	$230,611	$262,098	$288,057	$386,507	$345,431
Portfolio turnover	32%	66%	81%	57%	82%	79%

1  Calculated using the average shares method.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2025 (unaudited)	Years ended July 31, 2024	Period ended July 31, 2023[5]
Net asset value, beginning of period	$13.08	$13.14	$11.61
Net investment income (loss)[1]	0.07	0.22	0.15
Net realized and unrealized gains (losses)	0.31	(0.12)	1.38
Net increase (decrease) from operations	0.38	0.10	1.53
Dividends from net investment income	(0.08)	(0.16)	—
Net asset value, end of period	$13.38	$13.08	$13.14
Total investment return[2]	2.84%	0.89%	13.18%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.31%[3,4]	1.34%[4]	1.31%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.91%[3,4]	0.93%[4]	0.92%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.91%[3]	0.93%	0.91%[3]
Net investment income (loss)	1.01%[3]	1.72%	3.14%[3]
Supplemental data:
Net assets, end of period (000's)	$168,152	$147,133	$111,478
Portfolio turnover	32%	66%	81%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  For the period from March 17, 2023 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.90	$6.59	$7.26	$8.42	$6.13	$7.74
Net investment income (loss)[1]	0.07	0.09	0.08	0.06	0.08	0.12
Net realized and unrealized gain (loss)	(0.31)	0.30	(0.71)	(0.98)	2.38	(1.37)
Net increase (decrease) from operations	(0.24)	0.39	(0.63)	(0.92)	2.46	(1.25)
Dividends from net investment income	(0.11)	(0.08)	(0.04)	(0.22)	(0.17)	(0.36)
Return of capital	—	—	—	(0.02)	—	—
Total dividends, distributions and return of capital	(0.11)	(0.08)	(0.04)	(0.24)	(0.17)	(0.36)
Net asset value, end of period	$6.55	$6.90	$6.59	$7.26	$8.42	$6.13
Total investment return[2]	(3.55)%	5.96%	(8.63)%	(11.29)%	40.73%	(17.00)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.91%[3]	1.97%[4]	1.71%[4]	1.58%[4]	1.62%[4]	1.59%[4]
Expenses after fee waivers and/or expense reimbursements	1.45%[3]	1.45%[4]	1.45%[4]	1.45%[4]	1.45%[4]	1.45%[4]
Net investment income (loss)	1.99%[3]	1.39%	1.29%	0.72%	1.06%	1.69%
Supplemental data:
Net assets, end of period (000's)	$131	$151	$208	$321	$409	$307
Portfolio turnover	13%	46%	18%	76%	117%	111%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.59	$6.30	$6.96	$8.08	$5.89	$7.46
Net investment income (loss)[1]	0.08	0.10	0.10	0.07	0.09	0.13
Net realized and unrealized gains (losses)	(0.31)	0.29	(0.69)	(0.93)	2.28	(1.31)
Net increase (decrease) from operations	(0.23)	0.39	(0.59)	(0.86)	2.37	(1.18)
Dividends from net investment income	(0.12)	(0.10)	(0.07)	(0.24)	(0.18)	(0.39)
Return of capital	—	—	—	(0.02)	—	—
Total dividends, distributions and return of capital	(0.12)	(0.10)	(0.07)	(0.26)	(0.18)	(0.39)
Net asset value, end of period	$6.24	$6.59	$6.30	$6.96	$8.08	$5.89
Total investment return[2]	(3.46)%	6.24%	(8.44)%	(11.04)%	41.05%	(16.85)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.84%[3]	1.92%[4]	1.74%[4]	1.56%[4]	1.65%[4]	1.59%[4]
Expenses after fee waivers and/or expense reimbursements	1.20%[3]	1.20%[4]	1.20%[4]	1.20%[4]	1.20%[4]	1.20%[4]
Net investment income (loss)	2.25%[3]	1.68%	1.68%	0.97%	1.32%	1.97%
Supplemental data:
Net assets, end of period (000's)	$55,938	$62,060	$67,451	$90,302	$114,494	$87,866
Portfolio turnover	13%	46%	18%	76%	117%	111%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

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PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.09	$10.54	$10.48	$11.30	$11.05	$10.60
Net investment income (loss)[1]	0.10	0.21	0.18	(0.14)	(0.17)	(0.06)
Net realized and unrealized gain (loss)	0.23	0.72	0.13	0.01	0.96	0.51
Net increase (decrease) from operations	0.33	0.93	0.31	(0.13)	0.79	0.45
Dividends from net investment income	(0.48)	(0.38)	—	—	(0.14)	—
Distributions from net realized gain	(0.35)	—	(0.25)	(0.69)	(0.40)	—
Total dividends and distributions	(0.83)	(0.38)	(0.25)	(0.69)	(0.54)	—
Net asset value, end of period	$10.59	$11.09	$10.54	$10.48	$11.30	$11.05
Total investment return[2]	2.75%	9.19%	3.01%	(1.17)%	7.21%	4.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.92%[3]	2.75%	2.95%	2.92%	2.93%	2.80%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.61%[3]	2.44%	2.62%	2.65%	2.81%	2.62%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%[3]	1.83%	1.83%	1.88%	1.88%	1.88%
Net investment income (loss)	1.71%[3]	1.95%	1.69%	(1.27)%	(1.47)%	(0.57)%
Supplemental data:
Net assets, end of period (000's)	$3,342	$3,379	$3,798	$4,727	$5,995	$6,460
Portfolio turnover	282%	368%	423%	406%	418%	491%

Class P

	Six months ended January 31, 2025	Years ended July 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.10	$10.55	$10.47	$11.26	$11.01	$10.55
Net investment income (loss)[1]	0.11	0.24	0.21	(0.11)	(0.14)	(0.04)
Net realized and unrealized gains (losses)	0.23	0.72	0.12	0.01	0.96	0.52
Net increase (decrease) from operations	0.34	0.96	0.33	(0.10)	0.82	0.48
Dividends from net investment income	(0.51)	(0.41)	—	—	(0.17)	(0.02)
Distributions from net realized gains	(0.35)	—	(0.25)	(0.69)	(0.40)	—
Total dividends and distributions	(0.86)	(0.41)	(0.25)	(0.69)	(0.57)	(0.02)
Net asset value, end of period	$10.58	$11.10	$10.55	$10.47	$11.26	$11.01
Total investment return[2]	3.01%	9.37%	3.21%	(0.90)%	7.53%	4.46%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.65%[3]	2.48%	2.69%	2.67%	2.68%	2.56%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.36%[3]	2.19%	2.37%	2.40%	2.57%	2.38%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%[3]	1.58%	1.58%	1.63%	1.63%	1.63%
Net investment income (loss)	1.96%[3]	2.19%	1.96%	(1.01)%	(1.22)%	(0.35)%
Supplemental data:
Net assets, end of period (000's)	$266,251	$281,029	$314,136	$391,351	$447,508	$450,402
Portfolio turnover	282%	368%	423%	406%	418%	491%

1  Calculated using the average shares method.

PACE Alternative Strategies Investments

Financial highlights (concluded)

Class P2

	Six months ended January 31, 2025 (unaudited)	Years ended July 31, 2024	Period ended July 31, 2023[4]
Net asset value, beginning of period	$11.12	$10.48	$10.56
Net investment income (loss)[1]	0.13	0.28	0.18
Net realized and unrealized gains (losses)	0.24	0.72	(0.01)
Net increase (decrease) from operations	0.37	1.00	0.17
Dividends from net investment income	(0.42)	(0.36)	—
Distributions from net realized gains	(0.35)	—	(0.25)
Total dividends and distributions	(0.77)	(0.36)	(0.25)
Net asset value, end of period	$10.72	$11.12	$10.48
Total investment return[2]	3.16%	9.85%	1.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.68%[3]	2.53%	1.96%[3]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.97%[3]	1.73%	1.27%[3]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.19%[3]	1.12%	0.86%[3]
Net investment income (loss)	2.35%[3]	2.62%	2.26%[3]
Supplemental data:
Net assets, end of period (000's)	$55,264	$57,846	$53,575
Portfolio turnover	282%	368%	423%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  For the period from November 14, 2022 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only, and PACE Global Real Estate Securities Investments, which only has Class A, Class P, and Class P2 shares. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Prior to August 30, 2024, the Portfolios offered Class Y shares. At the recommendation of UBS Asset Management (Americas) LLC each Portfolio's investment advisor, the Board of Trustees of the Trust approved the closure of Class Y of each Portfolio and the automatic conversion of Class Y shares of each Portfolio into Class P shares of the same Portfolio (the "Conversion").

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Effective on August 30, 2024 (the "Closure Date"), the Portfolios ceased offering Class Y shares. New or additional investments into Class Y shares, including investments through an automatic investment plan, were not permitted after the Closure Date.

On November 15, 2024 (the "Conversion Date"), all outstanding Class Y shares of each Portfolio were automatically converted into Class P shares of the same Portfolio.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' portfolio management teams acts as the Funds' CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole, and the Funds' long-term strategic asset allocation is pre-determined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

At January 31, 2025, PACE International Emerging Markets Equity Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Portfolio's assets as of such date. PACE International Emerging Markets Equity Investments had 3.8% of its assets in such securities as of January 31, 2022,which holdings were subsequently sold or declined in value to represent under 1% of that Portfolio's assets. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its Portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

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Notes to financial statements (unaudited)

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness

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Notes to financial statements (unaudited)

of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolios may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in multi-

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Notes to financial statements (unaudited)

ple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater

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Notes to financial statements (unaudited)

than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolios upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor, becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

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Notes to financial statements (unaudited)

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended January 31, 2025, only PACE Mortgage-Backed Securities Fixed Income Investments utilized reverse repurchase agreement transactions.

The table below represents the remaining contractual maturity as of January 31, 2025, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$32,181,853	$—	$—	$32,181,853

Securities traded on to-be-announced basis—Certain Portfolios may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolios maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied

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Notes to financial statements (unaudited)

decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended January 31, 2025, PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Strategic Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$12,345,220	$—	$—	$12,345,220

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE Large Co Value Equity Investments and PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the period ended January 31, 2025, PACE Large Co Value Equity Investments and PACE Global Real Estate Securities Investments did not engage in any short sale transactions..

Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Unfunded loan commitments, if any, are disclosed within the Portfolio of investments and Statement of assets and liabilities.

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the

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Notes to financial statements (unaudited)

liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At January 31, 2025, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investment and PACE Alternative Strategies Investments had maximum payout amounts of approximately $527,437,000, $336,338 and $47,133,434 respectively, relating to written put option contracts.

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contractor may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of

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Notes to financial statements (unaudited)

securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolios typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolios would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolios will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the

PACE Select Advisors Trust

Notes to financial statements (unaudited)

lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be

PACE Select Advisors Trust

Notes to financial statements (unaudited)

greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Portfolios. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Portfolios on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's portfolio of investments is representative of the volume of derivatives outstanding during the period ended January 31, 2025.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of January 31, 2025 is reflected in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, the Portfolios had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$510,593	$—	$—	$—	$510,593
Futures contracts	94,505	—	—	—	94,505
Swap agreements	6,801,551	—	—	—	6,801,551
Total value	$7,406,649	$—	$—	$—	$7,406,649
PACE Intermediate Fixed Income Investments
Futures contracts	$68,500	$—	$—	$—	$68,500
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$2,622	$—	$—	$—	$2,622
Futures contracts	464,996	—	—	1,678	466,674
Swap agreements	612,472	—	327,507	—	939,979
Forward foreign currency contracts	—	134,811	—	—	134,811
Total value	$1,080,090	$134,811	$327,507	$1,678	$1,544,086
PACE Global Fixed Income Investments
Futures contracts	$232,367	$—	$—	$—	$232,367
Forward foreign currency contracts	—	458,667	—	—	458,667
Total value	$232,367	$458,667	$—	$—	$691,034
PACE High Yield Investments
Forward foreign currency contracts	$—	$2,209	$—	$—	$2,209
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$8,010	$—	$—	$8,010
PACE International Emerging Markets Equity Investments
Forward foreign currency contracts	$—	$175	$—	$—	$175
PACE Alternative Strategies Investments
Options and swaptions purchased	$938,647	$794,820	$—	$1,360,241	$3,093,708
Futures contracts	198,937	—	—	346,999	545,936
Swap agreements	744,978	—	904,504	—	1,649,482
Forward foreign currency contracts	—	776,582	—	—	776,582
Total value	$1,882,562	$1,571,402	$904,504	$1,707,240	$6,065,708

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(84,723)	$—	$—	$—	$(84,723)
Futures contracts	(174,900)	—	—	—	(174,900)
Swap agreements	(3,183,226)	—	—	—	(3,183,226)
Total	$(3,442,849)	$—	$—	$—	$(3,442,849)
PACE Intermediate Fixed Income Investments
Futures contracts	$(1,404,709)	$—	$—	$—	$(1,404,709)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(7,315)	$—	$—	$(275)	$(7,590)
Futures contracts	(1,848,199)	—	—	(28,963)	(1,877,162)
Swap agreements	(124,820)	—	—	—	(124,820)
Forward foreign currency contracts	—	(114,328)	—	—	(114,328)
Total	$(1,980,334)	$(114,328)	$—	$(29,238)	$(2,123,900)
PACE Global Fixed Income Investments
Futures contracts	$(551,933)	$—	$—	$—	$(551,933)
Forward foreign currency contracts	—	(227,025)	—	—	(227,025)
Total	$(551,933)	$(227,025)	$—	$—	$(778,958)
PACE High Yield Investments
Forward foreign currency contracts	$—	$(289,000)	$—	$—	$(289,000)
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(29,302)	$—	$—	$(29,302)
PACE International Emerging Markets Equity Investments
Forward foreign currency contracts	$—	$(6)	$—	$—	$(6)
PACE Alternative Strategies Investments
Options and swaptions written	$(455,800)	$(12,840)	$—	$(518,535)	$(987,175)
Futures contracts	(61,300)	—	—	(276,115)	(337,415)
Swap agreements	(433,002)	—	(310,043)	—	(743,045)
Forward foreign currency contracts	—	(641,285)	—	—	(641,285)
Total	$(950,102)	$(654,125)	$(310,043)	$(794,650)	$(2,708,920)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

During the period ended January 31, 2025, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(597,562)	$—	$—	$—	$(597,562)
Options and swaptions written	274,330	—	—	—	274,330
Futures contracts	(161,093)	—	—	—	(161,093)
Swap agreements	1,138,627	—	—	—	1,138,627
Total net realized gains (loss)	$654,302	$—	$—	$—	$654,302
PACE Intermediate Fixed Income Investments
Futures contracts	$(779,981)	$—	$—	$—	$(779,981)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$21,170	$14,953	$—	$—	$36,123
Options and swaptions written	51,504	4,491	—	—	55,995
Futures contracts	(442,675)	—	—	—	(442,675)
Swap agreements	212,475	—	25,838	—	238,313
Forward foreign currency contracts	—	337,695	—	—	337,695
Total net realized gains (loss)	$(157,526)	$357,139	$25,838	$—	$225,451
PACE Global Fixed Income Investments
Futures contracts	$34,913	$—	$—	$—	$34,913
Forward foreign currency contracts	—	382,950	—	—	382,950
Total net realized gains (loss)	$34,913	$382,950	$—	$—	$417,863
PACE High Yield Investments
Forward foreign currency contracts	$—	$1,887,045	$—	$—	$1,887,045
PACE International Emerging Markets Equity Investments
Forward foreign currency contracts	$—	$7,845	$—	$—	$7,845
PACE Alternative Strategies Investments
Options and swaptions purchased	$106,019	$650,482	$—	$(113,893)	$642,608
Options and swaptions written	329,893	55,514	—	194,284	579,691
Futures contracts	(81,972)	(420,544)	—	374,453	(128,063)
Swap agreements	(37,766)	—	(121,763)	(319,900)	(479,429)
Forward foreign currency contracts	—	(306,517)	—	—	(306,517)
Total net realized gains (loss)	$316,174	$(21,065)	$(121,763)	$134,944	$308,290

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

During the period ended January 31, 2025, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$201,690	$—	$—	$—	$201,690
Options and swaptions written	82,970	—	—	—	82,970
Futures contracts	(352,060)	—	—	—	(352,060)
Swap agreements	193,669	—	—	—	193,669
Net change in appreciation (depreciation)	$126,269	$—	$—	$—	$126,269
PACE Intermediate Fixed Income Investments
Futures contracts	$(2,757,430)	$—	$—	$—	$(2,757,430)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(34,705)	$36,632	$—	$—	$1,927
Options and swaptions written	22,044	(4,099)	—	161	18,106
Futures contracts	(3,683,380)	—	—	(56,019)	(3,739,399)
Swap agreements	319,997	—	7,140	—	327,137
Forward foreign currency contracts	—	16,997	—	—	16,997
Net change in appreciation (depreciation)	$(3,376,044)	$49,530	$7,140	$(55,858)	$(3,375,232)
PACE Global Fixed Income Investments
Futures contracts	$(423,590)	$—	$—	$—	$(423,590)
Forward foreign currency contracts	—	(552,203)	—	—	(552,203)
Net change in appreciation (depreciation)	$(423,590)	$(552,203)	$—	$—	$(975,793)
PACE High Yield Investments
Forward foreign currency contracts	$—	$32,300	$—	$—	$32,300
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(21,292)	$—	$—	$(21,292)
PACE International Emerging Markets Equity Investments
Forward foreign currency contracts	$—	$169	$—	$—	$169
PACE Alternative Strategies Investments
Options and swaptions purchased	$843,157	$(840,424)	$—	$(303,510)	$(300,777)
Options and swaptions written	—	5,871	—	(69,860)	(63,989)
Futures contracts	141,838	—	—	541,667	683,505
Swap agreements	734,491	—	(273,814)	—	460,677
Forward foreign currency contracts	—	246,447	—	—	246,447
Net change in appreciation (depreciation)	$1,719,486	$(588,106)	$(273,814)	$168,297	$1,025,863

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless

PACE Select Advisors Trust

Notes to financial statements (unaudited)

otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counter parties in order to, among other things, reduce their credit risk to counter parties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$7,406,649	$(3,442,849)
Derivatives not subject to a MNA or similar agreements	(6,896,056)	3,358,126
Total gross amount of assets and liabilities subject to MNA or similar agreements	$510,593	$(84,723)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$120,934	$(15,395)	$—	$105,539
BNP	59,268	—	—	59,268
BOA	37,935	(16,243)	—	21,692
CITI	7,624	(7,624)	—	—
DB	424	(424)	—	—
GS	19,976	(5,175)	—	14,801
JPMCB	9,713	(6,707)	—	3,006
MSCI	254,719	(6,285)	—	248,434
Total	$510,593	$(57,853)	$—	$452,740

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(15,395)	$15,395	$—	$—
BOA	(16,243)	16,243	—	—
CITI	(29,327)	7,624	—	(21,703)
DB	(5,591)	424	—	(5,167)
GS	(5,175)	5,175	—	—
JPMCB	(6,707)	6,707	—	—
MSCI	(6,285)	6,285	—	—
Total	$(84,723)	$57,853	$—	$(26,870)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$68,500	$(1,404,709)
Derivatives not subject to a MNA or similar agreements	(68,500)	1,404,709
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,544,086	$(2,123,900)
Derivatives not subject to a MNA or similar agreements	(1,303,176)	2,001,982
Total gross amount of assets and liabilities subject to MNA or similar agreements	$240,910	$(121,918)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$32,275	$(9,075)	$—	$23,200
BNP	39,627	(21,882)	—	17,745
BOA	5,483	(5,483)	—	—
CITI	3,273	(3,273)	—	—
DB	787	(787)	—	—
GS	75,190	(12,281)	—	62,909
GSI	29,777	(28,851)	—	926
HSBC	1,324	(1,324)	—	—
JPM	40,879	—	—	40,879
JPMCB	9,906	(9,607)	—	299
MSCI	2,389	(2,073)	—	316
Total	$240,910	$(94,636)	$—	$146,274
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(9,075)	$9,075	$—	$—
BNP	(21,882)	21,882	—	—
BOA	(7,426)	5,483	—	(1,943)
CITI	(7,131)	3,273	—	(3,858)
DB	(3,189)	787	—	(2,402)
GS	(12,281)	12,281	—	—
GSI	(28,851)	28,851	—	—
HSBC	(20,403)	1,324	—	(19,079)
JPMCB	(9,607)	9,607	—	—
MSCI	(2,073)	2,073	—	—
Total	$(121,918)	$94,636	$—	$(27,282)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$691,034	$(778,958)
Derivatives not subject to a MNA or similar agreements	(232,367)	551,933
Total gross amount of assets and liabilities subject to MNA or similar agreements	$458,667	$(227,025)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$34,282	$(1,745)	$—	$32,537
BNP	36,439	(10,353)	—	26,086
BOA	925	—	—	925
CITI	20,574	(20,574)	—	—
GSI	211,377	(22,825)	—	188,552
HSBC	81,599	(28,015)	—	53,584
MSCI	72,480	(72,480)	—	—
TD	991	(991)	—	—
Total	$458,667	$(156,983)	$—	$301,684
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(1,745)	$1,745	$—	$—
BNP	(10,353)	10,353	—	—
CITI	(56,986)	20,574	—	(36,412)
GSI	(22,825)	22,825	—	—
HSBC	(28,015)	28,015	—	—
MSCI	(104,022)	72,480	—	(31,542)
SSB	(1,096)	—	—	(1,096)
TD	(1,983)	991	—	(992)
Total	$(227,025)	$156,983	$—	$(70,042)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$2,209	$(289,000)
Derivatives not subject to a MNA or similar agreements	(2,209)	289,000
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Large Co Value Equity Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$8,010	$(29,302)
Derivatives not subject to a MNA or similar agreements	(8,010)	29,302
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE International Emerging Markets Equity Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$175	$(6)
Derivatives not subject to a MNA or similar agreements	(175)	6
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$6,065,708	$(2,708,920)
Derivatives not subject to a MNA or similar agreements	(1,595,696)	869,506
Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,470,012	$(1,839,414)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$152,790	$(138,316)	$—	$14,474
BNP	73,653	(46,280)	—	27,373
BOA	26,884	(1,525)	—	25,359
CITI	212,020	(20,164)	191,856	—
GS	128,029	(128,029)	—	—
GSI	28,495	—	—	28,495
HSBC	79,297	(75,582)	—	3,715
JPMCB	2,376,537	(794,783)	1,581,754	—
MSCI	1,165,826	(504,373)	661,453	—
DB	66,929	(42,810)	—	24,119
SCB	103,111	(69,449)	—	33,662
SG	23,107	(16,177)	—	6,930
SSB	10,534	—	—	10,534
WF	22,800	(43)	—	22,757
Total	$4,470,012	$(1,837,531)	$2,435,063	$197,418

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(138,316)	$138,316	$—	$—
BNP	(46,280)	46,280	—	—
BOA	(1,525)	1,525	—	—
CITI	(20,164)	20,164	—	—
DB	(42,810)	42,810	—	—
GS	(129,912)	128,029	—	(1,883)
HSBC	(75,582)	75,582	—	—
JPMCB	(794,783)	794,783	—	—
MSCI	(504,373)	504,373	—	—
SCB	(69,449)	69,449	—	—
SG	(16,177)	16,177	—	—
SSB	(43)	43	—	—
Total	$(1,839,414)	$1,837,531	$—	$(1,883)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of January 31, 2025:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Intermediate Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to 1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million on up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Under separate Subdvisory Agreements, with the exception of UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman & Co.
PACE Strategic Fixed Income Investments	Brown Brothers Harriman & Co. Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Hotchkis & Wiley Capital Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc. Polen Capital Management, LLC
PACE Small/Medium Co Value Equity Investments	ARGA Investment Management, LP Victory Capital Management Inc. Kayne Anderson Rudnick, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	MFS Investment Management
PACE Alternative Strategies Investments[1]	Aviva Investors Canada Inc.
Lazard Asset Management LLC
Fulcrum Asset Management LLP
Kettle Hill Capital Management, LLC
Magnetar Asset Management LLC
PCJ Investment Counsel Ltd.
Electron Capital Partners, LLC
Allspring Global Investments, LLC

1  UBS Asset Management (Americas) LLC has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively- and passively managed pooled investment vehicles and index futures.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, certain Portfolios owe, or are (owed by) UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to UBS AM
UBS Government Money Market Investments Fund	$297,913
PACE Mortgage-Backed Securities Fixed Income Investments	85,208
PACE Intermediate Fixed Income Investments	34,376
PACE Strategic Fixed Income Investments	299,135
PACE Municipal Fixed Income Investments	105,471
PACE Global Fixed Income Investments	96,601
PACE High Yield Investments	152,980
PACE Large Co Value Equity Investments	1,015,083
PACE Large Co Growth Equity Investments	1,098,507
PACE Small/Medium Co Value Equity Investments	386,391
PACE Small/Medium Co Growth Equity Investments	373,725
PACE International Equity Investments	912,787
PACE International Emerging Markets Equity Investments	467,847
PACE Global Real Estate Securities Investments	43,507
PACE Alternative Strategies Investments	551,371

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is voluntarily obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended January 31, 2025, UBS AM was contractually obligated to waive $86,593 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2025 in an amount equal to 0.13% of the fund's average daily net assets. For the period ended January 31, 2025, UBS AM waived $1,873,457 in investment management fees. This management fee waiver will not be subject to future recoupment.

For PACE High Yield Investments Class P2, PACE International Equity Investments Class P2, PACE International Emerging Markets Equity Investments Class P2, and PACE Alternative Strategies Investments Class P2, UBS AM has entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended January 31, 2025, the fees waived were $15,613, $43,062, $319,568 and $188,532, respectively. Such amounts are not subject to future recoupment.

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2025 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2021, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or

PACE Select Advisors Trust

Notes to financial statements (unaudited)

expenses were waived/reimbursed. For the period ended January 31, 2025, UBS AM had the following contractual fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are subject to repayment by the Portfolios through July 31, 2028, and recoupments for the period ended January 31, 2025, were as follows:

Portfolio	Class A expense cap	Class P expense cap	Class P2 expense cap	Fee waivers/ expense reimbursements	Recoupments
UBS Government Money Market Investments Fund	N/A	0.60%	N/A	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72	N/A	238,681	—
PACE Intermediate Fixed Income Investments	0.86	0.61	N/A	269,585	—
PACE Strategic Fixed Income Investments	0.90	0.65	N/A	229,876	—
PACE Municipal Fixed Income Investments	0.82	0.57	N/A	121,011	—
PACE Global Fixed Income Investments	1.03	0.84	N/A	234,687	—
PACE High Yield Investments	1.06	0.88	N/A	188,793	—
PACE Large Co Value Equity Investments	1.14	0.89	N/A	7,461	(1,164)
PACE Large Co Growth Equity Investments	1.13	0.88	N/A	93,243	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	N/A	85,401	—
PACE Small/Medium Co Growth Equity Investments	1.33	1.08	N/A	25,162	—
PACE International Equity Investments	1.25	1.00	N/A	263,429	—
PACE International Emerging Markets Equity Investments	1.45	1.20	N/A	264,034	—
PACE Global Real Estate Securities Investments	1.45	1.20	N/A	196,505	—
PACE Alternative Strategies Investments	1.83	1.58	N/A	332,296	—

At January 31, 2025, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2025	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$146,875	$57,397	$32,440	$39,207	$17,831
PACE Mortgage-Backed Securities Fixed Income Investments—Class P	1,844,295	717,487	440,677	471,515	214,616
PACE Intermediate Fixed Income Investments—Class A	72,548	24,204	19,727	19,319	9,298
PACE Intermediate Fixed Income Investments—Class P	2,140,206	746,965	585,319	547,890	260,032
PACE Strategic Fixed Income Investments—Class A	39,479	18,811	7,549	8,854	4,265
PACE Strategic Fixed Income Investments—Class P	2,121,977	979,471	441,695	475,928	224,883
PACE Municipal Fixed Income Investments—Class A	107,506	35,292	22,497	33,521	16,196
PACE Municipal Fixed Income Investments—Class P	743,765	265,603	153,457	219,899	104,806
PACE Global Fixed Income Investments—Class A	167,537	68,724	36,478	41,820	20,515
PACE Global Fixed Income Investments—Class P	1,831,609	776,531	402,655	439,473	212,950
PACE High Yield Investments—Class A	22,193	8,906	4,515	6,106	2,666
PACE High Yield Investments—Class P	1,377,161	494,505	286,741	409,936	185,979
PACE Large Co Value Equity Investments—Class P	125,334	—	25,387	92,486	7,461
PACE Large Co Growth Equity Investments—Class A	20,229	—	7,130	9,933	3,166
PACE Large Co Growth Equity Investments—Class P	663,466	104,858	229,983	238,918	89,707
PACE Small/Medium Co Value Equity Investments—Class A	262	—	—	262	136
PACE Small/Medium Co Value Equity Investments—Class P	390,519	—	98,336	206,931	85,252
PACE Small/Medium Co Growth Equity Investments—Class P	262,829	—	121,570	116,097	25,162
PACE International Equity Investments—Class A	85,819	21,511	26,095	26,226	11,987

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2025	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028
PACE International Equity Investments—Class P	$1,895,728	$475,437	$595,879	$575,824	$248,588
PACE International Emerging Markets Equity Investments—Class A	30,503	13,276	7,487	6,816	2,924
PACE International Emerging Markets Equity Investments—Class P	2,685,938	1,161,872	664,984	600,827	258,255
PACE Global Real Estate Securities Investments—Class A	2,285	475	661	798	351
PACE Global Real Estate Securities Investments—Class P	1,404,327	372,847	390,016	445,310	196,154
PACE Alternative Strategies Investments—Class A	36,202	13,172	10,998	7,759	4,273
PACE Alternative Strategies Investments—Class P	2,815,336	1,015,698	870,904	600,931	327,803

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended January 31, 2025, the UBS Government Money Market Investments Fund did not incur this additional waiver.

For the period ended January 31, 2025, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation (depreciation) of investments and/or futures.

Affiliated broker	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$—	$—	$—	$825	$—
UBS Securities Asia Ltd.	—	—	—	825	—
UBS Securities India Private Ltd.	—	—	—	746	—
UBS Securities LLC	431	244	209	2,525	36,379
UBS Securities Pte Ltd.	—	—	—	731	—
UBS Securities Pte Ltd., Seoul	—	—	—	1,667	—

During the period ended, January 31, 2025, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A. For the period ended January 31, 2025, there were no sales charges earned by UBS AM (US).

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2025, certain Portfolios owed UBS AM (US) service fees.

Portfolio	Service fees owed	Sales charges earned by distributor
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$3,264	$—
PACE Intermediate Fixed Income Investments—Class A	1,503	1,755
PACE Strategic Fixed Income Investments—Class A	1,820	—
PACE Municipal Fixed Income Investments—Class A	4,599	—
PACE Global Fixed Income Investments—Class A	2,860	—
PACE High Yield Investments—Class A	447	—
PACE Large Co Value Equity Investments—Class A	19,369	500
PACE Large Co Growth Equity Investments—Class A	10,228	—
PACE Small/Medium Co Value Equity Investments—Class A	2,780	—
PACE Small/Medium Co Growth Equity Investments—Class A	3,650	—
PACE International Equity Investments—Class A	4,497	—
PACE International Emerging Markets Equity Investments—Class A	590	—
PACE Global Real Estate Securities Investments—Class A	27	—
PACE Alternative Strategies Investments—Class A	710	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

For the period ended January 31, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated service fees earned
PACE Mortgage-Backed Securities Fixed Income Investments	$74,089
PACE Intermediate Fixed Income Investments	72,388
PACE Strategic Fixed Income Investments	91,403
PACE Municipal Fixed Income Investments	13,650
PACE Global Fixed Income Investments	80,925
PACE High Yield Investments	69,499
PACE Large Co Value Equity Investments	104,778
PACE Large Co Growth Equity Investments	100,482
PACE Small/Medium Co Value Equity Investments	99,138
PACE Small/Medium Co Growth Equity Investments	97,912
PACE International Equity Investments	99,669
PACE International Emerging Markets Equity Investments	101,381
PACE Global Real Estate Securities Investments	70,066
PACE Alternative Strategies Investments	53,584

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market

PACE Select Advisors Trust

Notes to financial statements (unaudited)

value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Portfolio will retain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in each Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's prime services program (formerly known as enhanced custody program). Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral on investments sold short in the Statement of assets and liabilities.

At January 31, 2025, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$5,936,756	$4,511,895	$1,553,467	$6,065,362	U.S. Treasury Notes and U.S. Treasury Bills
PACE Strategic Fixed Income Investments	13,607,964	8,962,050	4,928,404	13,890,454	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	7,053,587	6,862,888	334,944	7,197,832	U.S. Treasury Notes and U.S. Treasury Bills
PACE High Yield Investments	111,132	113,770	—	113,770	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Value Equity Investments	16,197,742	13,613,352	3,248,893	16,862,245	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Growth Equity Investments	361,411	383,402	—	383,402	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	26,097,611	17,181,783	9,733,975	26,915,758	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	20,039,353	16,264,360	4,316,031	20,580,391	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	54,716,492	50,708,647	6,914,031	57,622,678	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Equity Investments	5,801,255	3,653,746	2,528,534	6,182,280	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Real Estate Securities Investments	4,982,760	3,775,750	1,495,910	5,271,660	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

**  This Portfolio participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The table below represents the disaggregation at January 31, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate Bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$4,511,895	$4,511,895
PACE Strategic Fixed Income Investments	—	8,962,050	8,962,050
PACE Global Fixed Income Investments	—	6,862,888	6,862,888
PACE High Yield Investments	113,770	—	113,770
PACE Large Co Value Equity Investments	13,613,352	—	13,613,352
PACE Large Co Growth Equity Investments	383,402	—	383,402
PACE Small/Medium Co Value Equity Investments	17,181,783	—	17,181,783
PACE Small/Medium Co Growth Equity Investments	16,264,360	—	16,264,360
PACE International Equity Investments	50,708,647	—	50,708,647
PACE International Emerging Markets Equity Investments	3,653,746	—	3,653,746
PACE Global Real Estate Securities Investments	3,775,750	—	3,775,750

Bank line of credit

With the exception of UBS Government Money Market Investments Fund, the Portfolios participate with other Portfolios managed, advised or sub advised by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating Portfolio at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025 and is expected to be renewed on April 1, 2025 with the same fees and terms.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Portfolios covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios and the other 50% of the allocation is based on utilization.

For the period ended January 31, 2025, the following Portfolios had borrowings as follows:

Portfolio	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Large Co Value Equity Investments	$689,611	5	$640	6.680%
PACE Large Co Growth Equity Investments	2,453,705	3	1,207	5.901
PACE Small/Medium Co Value Equity Investments	1,066,082	7	1,177	5.680
PACE International Equity Investments	670,015	35	4,040	6.202
PACE International Emerging Markets Equity Investments	751,394	9	1,161	6.180
PACE Alternative Strategies Investments	2,560,145	32	14,064	6.180

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Purchases and sales of securities

For the period ended January 31, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$1,919,004,357	$1,941,009,670
PACE Intermediate Fixed Income Investments	37,768,431	46,459,380
PACE Strategic Fixed Income Investments	598,558,700	606,722,939
PACE Municipal Fixed Income Investments	4,797,819	23,868,958
PACE Global Fixed Income Investments	107,937,063	116,900,425
PACE High Yield Investments	47,519,199	57,155,204
PACE Large Co Value Equity Investments	200,902,331	263,561,738
PACE Large Co Growth Equity Investments	219,342,110	328,145,665
PACE Small/Medium Co Value Equity Investments	53,928,174	80,937,234
PACE Small/Medium Co Growth Equity Investments	81,654,154	103,645,278
PACE International Equity Investments	174,512,448	232,299,777
PACE International Emerging Markets Equity Investments	133,821,172	125,677,539
PACE Global Real Estate Securities Investments	8,052,159	12,152,011
PACE Alternative Strategies Investments (long transactions)	579,978,493	589,014,687
PACE Alternative Strategies Investments (short transactions)	364,178,913	365,375,983

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	764	$8,017
Shares repurchased	(160,380)	(1,646,608)
Dividends reinvested	32,762	336,160
Net increase (decrease)	(126,854)	$(1,302,431)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,242,931	$12,737,007	41,294	$428,121
Shares repurchased	(2,034,852)	(20,937,438)	(78,928)	(817,004)
Shares converted	581,867	5,911,773	(582,160)	(5,911,773)
Dividends reinvested	381,463	3,912,806	8,325	86,881
Net increase (decrease)	171,409	$1,624,148	(611,469)	$(6,213,775)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,483	$66,724
Shares repurchased	(236,134)	(2,402,757)
Dividends reinvested	65,306	661,352
Net increase (decrease)	(164,345)	$(1,674,681)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	2,330,009	$23,666,690	173,159	$1,747,710
Shares repurchased	(4,512,365)	(45,741,574)	(308,738)	(3,158,271)
Dividends reinvested	761,156	7,710,379	35,781	362,007
Net increase (decrease)	(1,421,200)	$(14,364,505)	(99,798)	$(1,048,554)

PACE Intermediate Fixed Income Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	7,281	$78,636
Shares repurchased	(47,608)	(503,923)
Dividends reinvested	14,384	151,818
Net increase (decrease)	(25,943)	$(273,469)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,585,993	$16,690,879	—	$—
Shares repurchased	(2,256,884)	(23,904,905)	(19)	(200)
Shares converted	15,522	163,135	(15,535)	(163,135)
Dividends reinvested	490,705	5,179,359	231	2,469
Net increase (decrease)	(164,664)	$(1,871,532)	(15,323)	$(160,866)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,812	$39,298
Shares repurchased	(96,334)	(996,691)
Dividends reinvested	30,550	315,263
Net increase (decrease)	(61,972)	$(642,130)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	2,839,724	$29,376,702	—	$—
Shares repurchased	(5,005,412)	(51,884,386)	(1,920)	(19,890)
Dividends reinvested	1,042,235	10,759,460	960	9,910
Net increase (decrease)	(1,123,453)	$(11,748,224)	(960)	$(9,980)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Strategic Fixed Income Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	9,014	$107,110
Shares repurchased	(85,163)	(1,005,141)
Dividends reinvested	18,009	212,744
Net increase (decrease)	(58,140)	$(685,287)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,608,479	$18,972,228	421	$5,025
Shares repurchased	(3,738,377)	(44,246,635)	(18)	(224)
Shares converted	57,130	670,706	(57,200)	(670,706)
Dividends reinvested	905,706	10,688,072	772	9,217
Net increase (decrease)	(1,167,062)	$(13,915,629)	(56,025)	$(656,688)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	52,433	$620,530
Shares repurchased	(117,991)	(1,362,409)
Dividends reinvested	37,245	429,572
Net increase (decrease)	(28,313)	$(312,307)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	3,905,472	$45,129,966	1,793	$20,309
Shares repurchased	(8,238,571)	(95,138,092)	(21,229)	(246,416)
Dividends reinvested	1,929,208	22,219,334	3,717	42,758
Net increase (decrease)	(2,403,891)	$(27,788,792)	(15,719)	$(183,349)

PACE Municipal Fixed Income Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	53	$642
Shares repurchased	(107,848)	(1,316,417)
Dividends reinvested	12,657	153,988
Net increase (decrease)	(95,138)	$(1,161,787)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	883,942	$10,790,276	—	$—
Shares repurchased	(2,220,819)	(27,083,060)	(7)	(91)
Shares converted	297	3,618	(297)	(3,618)
Dividends reinvested	145,000	1,765,196	2	24
Net increase (decrease)	(1,191,580)	$(14,523,970)	(302)	$(3,685)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	21,223	$251,932
Shares repurchased	(345,988)	(4,131,982)
Dividends reinvested	28,102	338,578
Net increase (decrease)	(296,663)	$(3,541,472)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,469,703	$17,777,492	—	$—
Shares repurchased	(3,896,861)	(46,960,868)	(19)	(226)
Dividends reinvested	311,450	3,756,076	8	95
Net increase (decrease)	(2,115,708)	$(25,427,300)	(11)	$(131)

PACE Global Fixed Income Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	1,563	$12,588
Shares repurchased	(163,592)	(1,310,312)
Dividends reinvested	23,695	189,369
Net increase (decrease)	(138,334)	$(1,108,355)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,037,565	$8,230,800	—	$—
Shares repurchased	(2,459,925)	(19,586,266)	(136)	(1,089)
Shares converted	140,403	1,106,569	(141,374)	(1,103,569)
Dividends reinvested	345,612	2,747,626	1,275	10,292
Net increase (decrease)	(936,345)	$(7,501,271)	(140,235)	$(1,094,366)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,791	$29,690
Shares repurchased	(259,476)	(2,051,767)
Dividends reinvested	51,151	402,502
Net increase (decrease)	(204,534)	$(1,619,575)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	2,892,099	$22,650,395	1,543	$11,886
Shares repurchased	(5,382,384)	(42,263,614)	(40,161)	(316,262)
Dividends reinvested	726,289	5,689,447	5,822	45,349
Net increase (decrease)	(1,763,996)	$(13,923,772)	(32,796)	$(259,027)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE High Yield Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,590	$31,557
Shares repurchased	(95,397)	(840,191)
Dividends reinvested	6,295	55,175
Net increase (decrease)	(85,512)	$(753,459)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	632,486	$5,529,855	—	$—
Shares repurchased	(2,210,867)	(19,341,548)	(440)	(3,876)
Shares converted	78,194	685,757	(77,652)	(685,757)
Dividends reinvested	575,136	5,020,234	1,243	10,940
Net increase (decrease)	(925,051)	$(8,105,702)	(76,849)	$(678,693)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(207,376)	(1,850,000)
Shares converted	—	—
Dividends reinvested	26,798	239,368
Net increase (decrease)	(180,578)	$(1,610,632)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	8,797	$75,527
Shares repurchased	(89,144)	(753,022)
Dividends reinvested	15,261	128,874
Net increase (decrease)	(65,086)	$(548,621)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,493,799	$12,644,556	—	$—
Shares repurchased	(4,725,986)	(39,879,478)	(316)	(2,743)
Dividends reinvested	1,236,155	10,405,561	4,743	40,234
Net increase (decrease)	(1,996,032)	$(16,829,361)	4,427	$37,491

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(55,090)	(460,000)
Dividends reinvested	60,861	521,593
Net increase (decrease)	5,771	$61,593

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Large Co Value Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	22,869	$468,382
Shares repurchased	(308,123)	(6,743,904)
Dividends reinvested	347,735	7,246,800
Net increase (decrease)	62,481	$971,278

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	464,603	$10,026,769	381	$8,277
Shares repurchased	(3,130,496)	(68,264,249)	(13,759)	(311,638)
Shares converted	807,752	18,368,274	(801,307)	(18,368,274)
Dividends reinvested	2,805,987	58,055,877	—	—
Net increase (decrease)	947,846	$18,186,671	(814,685)	$(18,671,635)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	13,843	$271,871
Shares repurchased	(526,055)	(10,473,259)
Dividends reinvested	201,556	3,877,930
Net increase (decrease)	(310,656)	$(6,323,458)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,349,516	$26,617,810	11,159	$224,940
Shares repurchased	(8,057,829)	(159,751,905)	(116,695)	(2,406,093)
Dividends reinvested	1,729,414	33,049,109	46,105	887,988
Net increase (decrease)	(4,978,899)	$(100,084,986)	(59,431)	$(1,293,165)

PACE Large Co Growth Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	2,625	$42,492
Shares repurchased	(256,556)	(4,233,251)
Dividends reinvested	345,241	5,534,219
Net increase (decrease)	91,310	$1,343,460

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	512,292	$9,712,867	264	$5,111
Shares repurchased	(4,624,134)	(88,381,190)	(74,079)	(1,473,641)
Shares converted	1,126,871	22,379,666	(1,097,634)	(22,379,666)
Dividends reinvested	4,122,529	77,750,890	—	—
Net increase (decrease)	1,137,558	$21,462,233	(1,171,449)	$(23,848,196)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	739	$10,494
Shares repurchased	(377,434)	(5,457,567)
Dividends reinvested	71,847	969,938
Net increase (decrease)	(304,848)	$(4,477,135)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,532,853	$25,040,945	2,587	$42,933
Shares repurchased	(11,694,838)	(192,915,475)	(105,853)	(1,803,781)
Dividends reinvested	914,203	14,225,005	25,161	401,826
Net increase (decrease)	(9,247,782)	$(153,649,525)	(78,105)	$(1,359,022)

PACE Small/Medium Co Value Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	14,100	$259,642
Shares repurchased	(67,476)	(1,251,544)
Dividends reinvested	106,134	1,817,008
Net increase (decrease)	52,758	$825,106

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	320,091	$6,182,670	9	$181
Shares repurchased	(1,626,242)	(31,137,684)	—	—
Shares converted	4,018	84,791	(3,939)	(84,791)
Dividends reinvested	2,170,114	39,279,057	—	—
Net increase (decrease)	867,981	$14,408,834	(3,930)	$(84,610)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	4,274	$76,114
Shares repurchased	(143,029)	(2,576,638)
Dividends reinvested	3,446	61,687
Net increase (decrease)	(135,309)	$(2,438,837)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	812,453	$15,094,841	218	$4,146
Shares repurchased	(3,349,911)	(62,122,425)	(2,820)	(54,022)
Dividends reinvested	99,028	1,857,768	36	691
Net increase (decrease)	(2,438,430)	$(45,169,816)	(2,566)	$(49,185)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Small/Medium Co Growth Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	10,629	$139,146
Shares repurchased	(117,798)	(1,540,508)
Dividends reinvested	38,829	524,969
Net increase (decrease)	(68,340)	$(876,393)
	Class P
	Shares	Amount
Shares sold	407,654	$6,169,711
Shares repurchased	(1,655,797)	(25,244,471)
Dividends reinvested	447,902	7,157,466
Net increase (decrease)	(800,241)	$(11,917,294)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	7,559	$87,295
Shares repurchased	(319,423)	(3,680,634)
Dividends reinvested	—	—
Net increase (decrease)	(311,864)	$(3,593,339)
	Class P
	Shares	Amount
Shares sold	1,275,016	$17,318,775
Shares repurchased	(3,646,698)	(49,257,659)
Dividends reinvested	—	—
Net increase (decrease)	(2,371,682)	$(31,938,884)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE International Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,287	$57,196
Shares repurchased	(83,173)	(1,524,280)
Dividends reinvested	137,859	2,289,845
Net increase (decrease)	57,973	$822,761

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	725,961	$12,778,225	283	$5,323
Shares repurchased	(3,481,865)	(62,524,247)	(41,786)	(807,303)
Shares converted	525,621	9,592,591	(524,111)	(9,592,591)
Dividends reinvested	4,293,483	70,456,055	—	—
Net increase (decrease)	2,063,200	$30,302,624	(565,614)	$(10,394,571)

	Class P2
	Shares	Amount
Shares sold	92,081	$1,500,000
Shares repurchased	(166,174)	(2,925,138)
Shares converted	—	—
Dividends reinvested	90,885	1,515,048
Net increase (decrease)	16,792	$89,910

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,531	$117,635
Shares repurchased	(138,947)	(2,400,163)
Dividends reinvested	45,885	774,541
Net increase (decrease)	(86,531)	$(1,507,987)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,365,866	$23,428,918	13,987	$238,002
Shares repurchased	(8,199,725)	(141,086,674)	(87,392)	(1,579,579)
Dividends reinvested	1,566,053	26,153,078	25,966	434,926
Net increase (decrease)	(5,267,806)	$(91,504,678)	(47,439)	$(906,651)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(368,208)	(6,285,700)
Dividends reinvested	35,237	591,278
Net increase (decrease)	(332,971)	$(5,694,422)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE International Emerging Markets Equity Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	902	$12,567
Shares repurchased	(18,806)	(251,943)
Dividends reinvested	1,877	24,871
Net increase (decrease)	(16,027)	$(214,505)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	571,895	$7,589,319	503	$6,721
Shares repurchased	(1,745,247)	(23,368,606)	(7,592)	(107,187)
Shares converted	277,565	3,683,293	(275,826)	(3,683,293)
Dividends reinvested	189,901	2,521,882	—	—
Net increase (decrease)	(705,886)	$(9,574,112)	(282,915)	$(3,783,759)

	Class P2
	Shares	Amount
Shares sold	3,208,488	$43,053,940
Shares repurchased	(1,919,852)	(26,296,668)
Shares converted	—	—
Dividends reinvested	30,617	412,106
Net increase (decrease)	1,319,253	$17,169,378

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,176	$40,018
Shares repurchased	(40,589)	(503,422)
Dividends reinvested	2,839	35,009
Net increase (decrease)	(34,574)	$(428,395)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,559,373	$19,298,501	6,866	$86,955
Shares repurchased	(4,063,887)	(50,560,862)	(63,536)	(824,396)
Dividends reinvested	260,576	3,223,318	4,644	57,769
Net increase (decrease)	(2,243,938)	$(28,039,043)	(52,026)	$(679,672)

	Class P2
	Shares	Amount
Shares sold	5,315,552	$65,903,253
Shares repurchased	(2,595,950)	(31,948,262)
Dividends reinvested	41,817	519,780
Net increase (decrease)	2,761,419	$34,474,771

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Global Real Estate Securities Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	202	$1,465
Shares repurchased	(2,395)	(15,677)
Dividends reinvested	235	1,572
Net increase (decrease)	(1,958)	$(12,640)
	Class P
	Shares	Amount
Shares sold	318,713	$2,082,345
Shares repurchased	(941,189)	(6,238,782)
Dividends reinvested	161,255	1,028,807
Net increase (decrease)	(461,221)	$(3,127,630)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	956	$6,347
Shares repurchased	(10,854)	(69,569)
Dividends reinvested	165	1,118
Net increase (decrease)	(9,733)	$(62,104)
	Class P
	Shares	Amount
Shares sold	889,085	$5,465,374
Shares repurchased	(2,323,693)	(14,264,322)
Dividends reinvested	147,258	948,340
Net increase (decrease)	(1,287,350)	$(7,850,608)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Alternative Strategies Investments
For the six months ended January 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,424	$38,281
Shares repurchased	(14,750)	(163,808)
Dividends reinvested	22,355	236,073
Net increase (decrease)	11,029	$110,546

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	724,717	$8,026,523	60	$676
Shares repurchased	(2,748,230)	(30,118,955)	—	—
Shares converted	26,968	305,545	(26,839)	(305,545)
Dividends reinvested	1,838,616	19,415,786	—	—
Net increase (decrease)	(157,929)	$(2,365,931)	(26,779)	$(304,869)

	Class P2
	Shares	Amount
Shares sold	272,942	$3,024,015
Shares repurchased	(671,973)	(7,462,188)
Shares converted	—	—
Dividends reinvested	350,555	3,747,436
Net increase (decrease)	(48,476)	$(690,737)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,663	$73,290
Shares repurchased	(73,809)	(793,447)
Dividends reinvested	11,546	121,812
Net increase (decrease)	(55,600)	$(598,345)

	Class P		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,071,164	$11,546,854	845	$9,129
Shares repurchased	(6,501,303)	(69,780,151)	(4,985)	(55,053)
Dividends reinvested	975,136	10,277,929	1,146	12,140
Net increase (decrease)	(4,455,003)	$(47,955,368)	(2,994)	$(33,784)

	Class P2
	Shares	Amount
Shares sold	799,785	$8,569,968
Shares repurchased	(881,257)	(9,433,205)
Dividends reinvested	171,098	1,799,953
Net increase (decrease)	89,626	$936,716

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Portfolio	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$147,258,779	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	9,728,612	—	—
PACE Intermediate Fixed Income Investments	—	12,328,544	—	—
PACE Strategic Fixed Income Investments	—	23,063,411	—	1,613,938
PACE Municipal Fixed Income Investments	4,776,615	71,140	—	—
PACE Global Fixed Income Investments	—	2,648,237	—	4,084,798
PACE High Yield Investments	—	10,581,819	—	1,520,674
PACE Large Co Value Equity Investments	—	28,209,437	12,372,435
PACE Large Co Growth Equity Investments	—	92	16,410,405	—
PACE Small/Medium Co Value Equity Investments	—	2,043,099	50,253	—
PACE International Equity Investments	—	26,624,845	3,486,593	—
PACE International Emerging Markets Equity Investments	—	5,128,572	—	—
PACE Global Real Estate Securities Investments	—	1,019,596	—	—
PACE Alternative Strategies Investments	—	13,037,458	—	—

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis current fiscal year will be determined after the Trust's fiscal year ending July 31, 2025.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at January 31, 2025 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$2,862,759,043	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	295,246,461	7,507,625	(24,780,290)	(17,272,665)
PACE Intermediate Fixed Income Investments	261,112,437	3,809,631	(3,839,316)	(29,685)
PACE Strategic Fixed Income Investments	578,985,121	7,986,969	(14,131,721)	(6,144,752)
PACE Municipal Fixed Income Investments	170,918,675	740,539	(4,407,772)	(3,667,233)
PACE Global Fixed Income Investments	223,256,716	2,387,946	(5,888,381)	(3,500,435)
PACE High Yield Investments	188,751,309	2,984,165	(15,535,255)	(12,551,090)
PACE Large Co Value Equity Investments	690,076,561	140,270,109	(30,493,302)	109,776,807
PACE Large Co Growth Equity Investments	595,037,540	237,234,086	(7,867,716)	229,366,370
PACE Small/Medium Co Value Equity Investments	265,784,540	45,132,944	(15,271,530)	29,861,414
PACE Small/Medium Co Growth Equity Investments	251,076,164	59,122,191	(16,750,025)	42,372,166
PACE International Equity Investments	520,153,905	207,379,879	(95,086,147)	112,293,732
PACE International Emerging Markets Equity Investments	379,865,075	49,470,439	(27,294,144)	22,176,295
PACE Global Real Estate Securities Investments	62,038,668	3,814,192	(5,942,893)	(2,128,701)
PACE Alternative Strategies Investments	302,196,823	17,998,880	(13,568,803)	4,430,077

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Net capital losses recognized by the Portfolios may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. At July 31, 2024 the following Portfolios had net capital losses that will be carried forward indefinitely as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
UBS Government Money Market Investments Fund	$2,357	$—	$2,357
PACE Mortgage-Backed Securities Fixed Income Investments	24,477,869	32,114,671	56,592,540
PACE Intermediate Fixed Income Investments	17,026,073	25,902,803	42,928,876
PACE Strategic Fixed Income Investments	23,946,967	67,307,912	91,254,879
PACE Municipal Fixed Income Investments	1,047,536	2,486,716	3,534,252
PACE Global Fixed Income Investments	17,862,938	16,179,087	34,042,025
PACE High Yield Investments	1,745,571	28,331,530	30,077,101
PACE Small/Medium Co Growth Equity Investments	18,348,376	797,939	19,146,315
PACE International Emerging Markets Equity Investments	105,543	15,053,072	15,158,615

Qualified late year losses are deemed to arise on the first business day of a Portfolio's next taxable year. For the year ended July 31, 2024, the following Portfolios incurred and elected to defer qualified late year losses of the following:

	Late year	Post October capital loss
Portfolio	ordinary loss	Short-term losses	Long-term losses
PACE Global Fixed Income Investments	$879,504	$—	$—

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of January 31, 2025, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended January 31, 2025, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

PACE Select Advisors Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Portfolios, except UBS Government Money Market Investments Fund, file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. Additionally, you may obtain copies of Form N-PORT for the first and third quarters of each fiscal year from the Funds upon request by calling 1-800-647 1568.

UBS Government Money Market Investments Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. These reports on Form N-MFP are available on the SEC's Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

In addition, UBS Government Money Market Investments Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Portfolio information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about this Portfolio at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Portfolio's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Portfolio voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Portfolio directly at 1-800-647 1568, online on a Portfolio's Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2025. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019

S276

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $193,330

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

December 13, 2024 Meeting:

Background—At a special meeting of the board of PACE Select Advisors Trust (the "Trust") on December 13, 2024, the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended, (i) considered and approved the termination of the sub-advisory agreement (the "Prior Sub-Advisory Agreement") (the "Termination") between UBS Asset Management (Americas) LLC ("UBS AM") and Aviva Investors Americas LLC ("Aviva Americas") with respect to PACE Alternative Strategies Investments (the "Portfolio"); and (ii) considered and approved the proposed sub-advisory agreement between UBS AM and Aviva Investors Canada Inc. ("Aviva Canada") (the "Sub-Advisory Agreement") (the "Agreement," and together with the Termination, the "Arrangements") with respect to the Portfolio.

Management explained that Aviva Americas and Aviva Canada are affiliates. Management further explained that UBS AM proposed the Termination after Aviva Investors Holdings Ltd. ("Aviva Investors") announced that it intended to wind down its U.S. operations and that Aviva Investors' North America operations, including Aviva Americas, would be consolidated under and managed by Aviva Canada expected to be effective sometime in January 2025. Management noted that following the Termination and under the terms of the Sub-Advisory Agreement, Aviva Canada would manage Aviva Americas' allocated portion of the Portfolio's assets, and Aviva Americas would no longer provide any investment recommendations or any type of investment advice for the Portfolio.

Management explained that the changes were not expected to adversely affect the investment team responsible for providing investment advisory services to the Portfolio, and as such, the day-to-day management of the Portfolio should not be different under the Sub-Advisory Agreement.

Management stated that the Sub-Advisory Agreement has substantially the same terms as the Prior Sub-Advisory Agreement, except that the contractual sub-advisory fee would be lower under the Sub-Advisory Agreement. The board acknowledged its familiarity with UBS AM and the investment management and sub-advisory agreements for the Portfolio and the other portfolios of the Trust, including the comprehensive materials the board had previously reviewed in connection with the annual reconsideration of the contracts for the portfolios.

In its consideration of the Arrangements, the board considered the following factors:

Nature, extent and quality of the services—The board's evaluation of the services to be provided by Aviva Canada to the Portfolio took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the Trust and its portfolios. The board considered Management's reasons for recommending that Aviva Canada serve as a sub-advisor to the Portfolio, including that there were no expected material changes with respect to the current investment team or its management of the Portfolio because of the Arrangements. In considering the approval of the Sub-Advisory Agreement, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board was also able to draw on its knowledge of the current investment team members, including materials it previously received from, and the meeting it held with, representatives of Aviva Canada who discussed with the board the investment philosophy and the backgrounds and qualifications of the investment team. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided by Aviva Canada to the Portfolio under the Sub-Advisory Agreement.

Sub-advisory fee—The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to Aviva Canada considering the nature, extent and quality of the sub-advisory services anticipated to be provided by Aviva Canada. The board noted that, although the contractual sub-advisory fee under the Sub-Advisory Agreement was lower than the contractual sub-advisory fee under the Prior Sub-Advisory Agreement, the sub-advisory fee under the Sub-Advisory Agreement would be the same as the effective rate paid pursuant to the Prior Sub-Advisory Agreement due to fee waivers that had been in place for some time. Representatives of Management confirmed that they believed that there would be no material diminution in the services provided under the Sub-Advisory Agreement from those provided under the Prior Sub-Advisory Agreement. The board determined that the proposed sub-advisory fee was reasonable considering the nature, extent and quality of the services proposed to be provided by Aviva Canada to the Portfolio under the Sub-Advisory Agreement.

Fund performance—The board noted that it previously received and considered performance information provided by UBS AM, including relative performance information from independent providers of investment company data. The board also noted that UBS AM believes that the Portfolio's investment team would continue to perform at the same level as it did before the effectiveness of the Arrangements. The board accepted UBS AM's evaluation of the performance of the Portfolio.

Advisor profitability—Profitability of Aviva Canada or its affiliates or UBS AM or its affiliates in providing services to the Portfolio was not a significant factor considered by the board, as the sub-advisory fee would be paid by UBS AM out of the management fee paid to it by the Portfolio, and not by the Portfolio. As noted above, the board observed that the sub-advisory fee paid by UBS AM to Aviva Canada would be the same effective rate as the fee that was paid by UBS AM under the Prior Sub-Advisory Agreement considering fee waivers in place with respect to the Prior Sub-Advisory Agreement.

Economies of scale—The board noted that, as the sub-advisory fee for the Portfolio would be paid by UBS AM, not by the Portfolio, consideration of economies of scale with respect specifically to the sub-advisory fee was not relevant.

Other benefits to Aviva Canada—The board was informed by Management that Aviva Canada's relationship with the Portfolio would be limited to its provision of sub-advisory services to the Portfolio and that therefore Management believed that Aviva Canada would not receive tangible ancillary benefits as a result of its relationship with the Portfolio, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the Portfolio (which also could potentially benefit the Portfolio). The board recognized that Aviva Canada could receive intangible benefits from its association with the Portfolio, such as increased name recognition or publicity from being selected as a sub-advisor to the Portfolio after an extensive review process. Similarly, the Portfolio could benefit from having a sub-advisor with an established and well-regarded reputation.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Arrangements with respect to the Portfolio. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Arrangements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.
Not applicable to this filing of a semi-annual report
(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.
(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.
(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.
(b)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.
(c)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.
(d)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 8, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	April 8, 2025